    As filed with the Securities and Exchange Commission on April 28, 2015


                                                            File Nos. 333-200252


                                                                       811-05200


                                 UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION



                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []


                         Post-Effective Amendment No. 1                      [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 276                             [x]


                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                         MetLife Insurance Company USA

                              (Name of Depositor)


                        11225 North Community House Road

                              Charlotte, NC 28277


        (Address of Depositor's Principal Executive Offices) (Zip Code)



               Depositor's Telephone Number, including Area Code


                                 (212) 578-9500



                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                         MetLife Insurance Company USA


                        11225 North Community House Road

                              Charlotte, NC 28277


                                  COPIES TO:
                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.


                            Suite 1100 - East Tower


                          Washington, D.C. 20005-3373



                 Approximate Date of Proposed Public Offering:


              On May 1, 2015 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[x]    on May 1, 2015 pursuant to paragraph (b) of Rule 485.


[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY



                                                   METLIFE INSURANCE COMPANY USA




                                                                             AND



                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS A




                                                                     MAY 1, 2015



This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 54 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 53 Investment Portfolios listed below.



MET INVESTORS SERIES TRUST - GMIB MAX PORTFOLIOS (CLASS B)*:

     AB Global Dynamic Allocation Portfolio
         (formerly AllianceBernstein Global Dynamic Allocation Portfolio)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio




METROPOLITAN SERIES FUND - GMIB MAX PORTFOLIO (CLASS G)*:


     Barclays Aggregate Bond Index Portfolio


* If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.




AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)


     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A):

     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Small Cap Value Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)
     T. Rowe Price Large Cap Value Portfolio

     WMC Large Cap Research Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")



METROPOLITAN SERIES FUND:

     BlackRock Bond Income Portfolio (Class B)
     BlackRock Capital Appreciation Portfolio (Class A)
     BlackRock Money Market Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Loomis Sayles Small Cap Growth Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS (Reg. TM) Total Return Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     Neuberger Berman Genesis Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*

     WMC Core Equity Opportunities Portfolio (Class E)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B):


     MetLife Asset Allocation 100 Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio




METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B):

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.


To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2015. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 109 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2015

TABLE OF CONTENTS
                                         PAGE






INDEX OF SPECIAL TERMS..................   5
HIGHLIGHTS..............................   7
FEE TABLES AND EXAMPLES.................   9
1. THE ANNUITY CONTRACT.................  18
2. PURCHASE.............................  18
     Purchase Payments..................  19
     Termination for Low Account Value..  19
     Allocation of Purchase Payments....  20
     Investment Allocation Restrictions
       for Certain Riders...............  21
     Free Look..........................  25
     Accumulation Units.................  25
     Account Value......................  26
     Replacement of Contracts...........  26
3. INVESTMENT OPTIONS...................  26
     Investment Portfolios That Are       29
       Funds-of-Funds...................
     Transfers..........................  29
     Dollar Cost Averaging Programs.....  33
     Three Month Market Entry Program...  34
     Automatic Rebalancing Program......  34
     Voting Rights......................  35
     Substitution of Investment Options.  35
4. EXPENSES.............................  35
     Product Charges....................  35
     Account Fee........................  36
     Guaranteed Minimum Income Benefit
       - Rider Charge...................  36
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit
       - Rider Charge...................  38
     Sales Charge.......................  39
     How to Reduce the Sales Charge.....  40
     Premium and Other Taxes............  41
     Transfer Fee.......................  41
     Income Taxes.......................  41
     Investment Portfolio Expenses......  41
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  41
     Annuity Date.......................  41
     Annuity Payments...................  42
     Annuity Options....................  42
     Variable Annuity Payments..........  44
     Fixed Annuity Payments.............  44


6. ACCESS TO YOUR MONEY.................  44
     Systematic Withdrawal Program......  46
     Suspension of Payments or
       Transfers........................  46
7. LIVING BENEFITS......................  46
     Guaranteed Income Benefits.........  46
     Description of GMIB Max IV.........  48
     Description of GMIB Max III........  56
     Description of LIS Plus II.........  63
     Description of LIS Plus I..........  69
     Description of LIS.................  71
     Guaranteed Withdrawal Benefits.....  72
     Description of the Lifetime
       Withdrawal Guarantee II..........  73
     Description of the Lifetime
       Withdrawal Guarantee I...........  79
     Description of the Guaranteed
       Withdrawal Benefit I.............  81
8. PERFORMANCE..........................  83
9. DEATH BENEFIT........................  84
     Upon Your Death....................  84
     Standard Death Benefit - Principal
       Protection.......................  85
     Optional Death Benefit - Annual
       Step-Up..........................  85
     Optional Death Benefit - Enhanced
       Death Benefit II.................  86
     Optional Death Benefit -
       Compounded-Plus..................  90
     Additional Death Benefit -
       Earnings Preservation Benefit....  91
     General Death Benefit Provisions...  92
     Spousal Continuation...............  92
     Death of the Annuitant.............  93
     Controlled Payout..................  93
10. FEDERAL INCOME TAX STATUS...........  93
     Non-Qualified Contracts............  93
     Qualified Contracts................  97
11. OTHER INFORMATION................... 103
     MetLife USA........................ 103
     The Separate Account............... 104
     Distributor........................ 104
     Selling Firms...................... 105
     Requests and Elections............. 106
     Ownership.......................... 107
     Legal Proceedings.................. 108

  Financial Statements.................. 108
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................. 108
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Description of GMIB I.............. D-1
APPENDIX E.............................. E-1
     Guaranteed Minimum Income Benefit
       (GMIB) Examples.................. E-1
APPENDIX F.............................. F-1
     Guaranteed Withdrawal Benefit
       Examples......................... F-1
APPENDIX G.............................. G-1
     Death Benefit Examples............. G-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                         PAGE

Account Value............................................................ 26
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 25
Annual Benefit Payment............................................ 74 and 81
Annuitant............................................................... 108
Annuity Date............................................................. 41
Annuity Options.......................................................... 42
Annuity Payments......................................................... 41
Annuity Service Center.................................................... 8
Annuity Units............................................................ 42
Beneficiary............................................................. 107
Benefit Base............................................................. 81
Business Day............................................................. 20
Contract Year............................................................ 19
Death Benefit Base....................................................... 86
Fixed Account............................................................ 18
Free Look................................................................ 25
Good Order.............................................................. 106
Guaranteed Withdrawal Amount............................................. 82
GWB Withdrawal Rate...................................................... 81
Income Base. 48 and 56 and 63 and Appendix D-1
Income Phase............................................................. 18
Investment Portfolios.................................................... 26
Joint Owners............................................................ 107
Owner................................................................... 107
Purchase Payment (including Net Purchase Payment)........................ 19
Remaining Guaranteed Withdrawal Amount................................... 73
Separate Account........................................................ 104
Total Guaranteed Withdrawal Amount....................................... 73

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a Guaranteed Minimum Income Benefit (GMIB) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB or Guaranteed Withdrawal Benefit. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax Qualified Contract or elect a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our ANNUITY SERVICE CENTER at:



                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 709-2811


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



SALES CHARGE (Note 1)                   5.75%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $ 25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------






Note 1. Sales Charges decline based on your investment. (See "Expenses - Sales Charge.")



                                       Sales Charge as
Your Investment                 percentage of Purchase Payment
----------------------------   -------------------------------
      Less than $50,000        5.75%
      $50,000 - 99,999.99      4.50%
      $100,000 - 249,999.99    3.50%
      $250,000 - 499,999.99    2.50%
      $500,000 - 999,999.99    2.00%
      $1,000,000 or greater    1.00%




Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



For contracts issued on and after May
----------------------------------------
  1, 2004:
----------------------------------------
Mortality and Expense Charge (Note 3)        0.50%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       0.75%
Death Benefit Rider Charges (Optional)
(Note 4)
  (as a percentage of average Account
Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.35%
  Death Benefits (Note 5)


For contracts issued prior to May 1,
----------------------------------------
  2004:
----------------------------------------

Mortality and Expense Charge                 0.60%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       0.85%
Death Benefit Rider Charges (Optional)
  (as a percentage of average Account
Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.15%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.30%
  Death Benefits (Note 5)

--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the
T. Rowe Price Large Cap Value Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B).


Note 4. See below for an additional optional death benefit rider (Enhanced Death Benefit II), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus charge, and the Additional Death Benefit - Earnings Preservation Benefit charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES (Note 2)
(as a percentage of Income Base) (Note 3)
GMIB Max IV - maximum charge             1.50%
GMIB Max IV - current charge             1.00%
GMIB Max III - maximum charge            1.50%
GMIB Max III - current charge            1.00%
For contracts issued with LIS Plus II
-------------------------------------
  on or before February 24, 2012:
-------------------------------
LIS Plus II - maximum charge             1.50%
LIS Plus II - current charge             1.00%

For contracts issued with LIS Plus I
------------------------------------
  from February 24, 2009 through July
-----------------------------------
  16,
----
2010:
----
LIS Plus I - maximum charge              1.50%
LIS Plus I - current charge              1.00%
For contracts issued with LIS Plus I on
---------------------------------------
  or before February 23, 2009:
----------------------------
LIS Plus I - maximum charge              1.50%
LIS Plus I - current charge              0.80%
For contracts issued with LIS on or
-----------------------------------
  before May 1, 2009:
-------------------
LIS                                      0.50%

For contracts issued with GMIB I on or
--------------------------------------
  before June 28, 2002:
---------------------
GMIB I                                   0.35%

--------------------------------------------------------------------------------

Note 1. You may only elect one living benefit rider at a time. (See "Living Benefits.") Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. The GMIB Max IV rider was available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider was available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued on or before February 24, 2012. The LIS Plus I rider was available with contracts issued on or before July 16, 2010. The LIS rider was available with contracts issued on or before May 1, 2009. The GMIB I rider was available with contracts issued on or before June 28, 2002. LIS riders are guaranteed minimum income benefit riders, and we may refer to them as "GMIB riders" in this prospectus.


Note 3. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT I RIDER
  CHARGE (Note 4) (as a
percentage of the Guaranteed Withdrawal
  Amount) (Note 5)

For contracts issued with Guaranteed
----------------------------------------
  Withdrawal Benefit I on or before
----------------------------------------
  April
----------------------------------------
30, 2010:
----------------------------------------
Guaranteed Withdrawal Benefit I          0.25%
LIFETIME WITHDRAWAL GUARANTEE RIDER
  CHARGES (Note 6) (as a
percentage of the Total Guaranteed
  Withdrawal Amount) (Note 7)
For contracts issued with Lifetime
----------------------------------------
  Withdrawal Guarantee II on or before
----------------------------------------
February 23, 2009:
----------------------------------------
Lifetime Withdrawal Guarantee II         1.25%
  (Single Life version) - maximum charge
Lifetime Withdrawal Guarantee II         0.65%
  (Single Life version) - current charge
Lifetime Withdrawal Guarantee II (Joint  1.50%
  Life version) - maximum charge
Lifetime Withdrawal Guarantee II (Joint  0.85%
  Life version) - current charge
For contracts issued with Lifetime
-----------------------------------------
  Withdrawal Guarantee I on or before
-----------------------------------------
  April
-----------------------------------------
25, 2008:
-----------------------------------------
Lifetime Withdrawal Guarantee I (Single  0.95%
  Life version) - maximum charge
Lifetime Withdrawal Guarantee I (Single  0.50%
  Life version) - current charge
Lifetime Withdrawal Guarantee I (Joint   1.40%
  Life version) - maximum charge
Lifetime Withdrawal Guarantee I (Joint   0.70%
  Life version) - current charge

--------------------------------------------------------------------------------

Note 4. The Guaranteed Withdrawal Benefit I rider was available with contracts issued on or before April 30, 2010.



Note 5. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.


Note 6. The Lifetime Withdrawal Guarantee II rider was available with contracts issued on or before February 23, 2009. The Lifetime Withdrawal Guarantee I rider was available with contracts issued on or before April 25, 2008.


Note 7. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

ENHANCED DEATH BENEFIT II RIDER CHARGES (Note 8) (as a percentage of the Death Benefit Base) (Note 9)

For contracts issued with Enhanced
----------------------------------
  Death Benefit II on or before October
-------------------------------------
  7,
----
2011:
----
  Enhanced Death Benefit II - maximum    1.50%
    charge
  Enhanced Death Benefit II (issue age   0.60%
    69 or younger) - current charge
  Enhanced Death Benefit II (issue age   1.15%
    70-75) - current charge

   -----------------------------------------------------------------------------

Note 8. The Enhanced Death Benefit II rider was available with contracts issued on or before October 7, 2011.



Note 9. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. See "Death Benefit - Optional Death Benefit
- Enhanced Death Benefit II" for a definition of the term Death Benefit Base. The Enhanced Death Benefit II rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         -------     -------

Total Annual Portfolio Expenses          0.58%       2.84%
(expenses that are deducted from
  Investment Portfolio assets, including
    management fees, 12b-1/service fees,
      and other expenses)

--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund         0.52%        0.25%          0.03%      0.00%      0.80%          -          0.80%
 American Funds Global Small               0.70%        0.25%          0.04%      0.00%      0.99%          -          0.99%
   Capitalization Fund
 American Funds Growth Fund                0.33%        0.25%          0.02%      0.00%      0.60%          -          0.60%
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio    0.61%        0.25%          0.04%      0.02%      0.92%       0.02%         0.90%
 Allianz Global Investors Dynamic          0.68%        0.25%          1.36%      0.01%      2.30%       1.09%         1.21%
   Multi-Asset Plus Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.03%      0.02%      0.91%       0.02%         0.89%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.01%      0.11%      1.03%       0.03%         1.00%
   Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.08%      0.08%      1.01%          -          1.01%
 Clarion Global Real Estate Portfolio      0.59%        0.25%          0.05%      0.00%      0.89%          -          0.89%
 ClearBridge Aggressive Growth Portfolio   0.55%        0.25%          0.02%      0.00%      0.82%       0.01%         0.81%
 Invesco Balanced-Risk Allocation          0.64%        0.25%          0.05%      0.03%      0.97%       0.03%         0.94%
   Portfolio
 Invesco Comstock Portfolio                0.56%        0.25%          0.02%      0.00%      0.83%       0.02%         0.81%
 Invesco Mid Cap Value Portfolio           0.64%        0.25%          0.05%      0.04%      0.98%       0.02%         0.96%
 JPMorgan Global Active Allocation         0.73%        0.25%          0.07%      0.00%      1.05%       0.05%         1.00%
   Portfolio
 JPMorgan Small Cap Value Portfolio        0.77%        0.25%          0.05%      0.02%      1.09%       0.09%         1.00%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.04%      0.00%      0.80%       0.01%         0.79%
 Met/Franklin Low Duration Total Return    0.49%        0.25%          0.04%      0.00%      0.78%       0.02%         0.76%
 Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.13%      0.00%      0.98%          -          0.98%
   Portfolio
 MetLife Balanced Plus Portfolio           0.25%        0.25%          0.00%      0.42%      0.92%       0.00%         0.92%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          0.03%      0.22%      0.68%          -          0.68%
   Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.86%        0.25%          0.15%      0.00%      1.26%       0.02%         1.24%
   Portfolio
 MFS (Reg. TM) Research International      0.69%        0.25%          0.07%      0.00%      1.01%       0.06%         0.95%
   Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.64%        0.25%          0.05%      0.00%      0.94%       0.01%         0.93%
 Oppenheimer Global Equity Portfolio       0.66%        0.25%          0.08%      0.00%      0.99%       0.06%         0.93%
 PanAgora Global Diversified Risk          0.65%        0.25%          1.92%      0.02%      2.84%       1.52%         1.32%
   Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.09%      0.00%      0.81%       0.01%         0.80%
   Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%       0.04%         0.72%
 Pioneer Fund Portfolio                    0.67%        0.00%          0.05%      0.00%      0.72%       0.05%         0.67%
 Pioneer Strategic Income Portfolio        0.56%        0.00%          0.06%      0.00%      0.62%          -          0.62%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.04%      0.00%      0.71%          -          0.71%
   Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.08%      0.56%      1.34%       0.12%         1.22%
   Portfolio
 Schroders Global Multi-Asset Portfolio    0.64%        0.25%          0.10%      0.04%      1.03%          -          1.03%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 WMC Large Cap Research Portfolio          0.57%        0.25%          0.03%      0.00%      0.85%       0.05%         0.80%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio   0.25%        0.30%          0.03%      0.00%      0.58%       0.00%         0.58%
 BlackRock Bond Income Portfolio           0.32%        0.25%          0.03%      0.00%      0.60%       0.00%         0.60%
 BlackRock Capital Appreciation            0.69%        0.00%          0.02%      0.00%      0.71%       0.06%         0.65%
   Portfolio
 BlackRock Money Market Portfolio          0.34%        0.25%          0.03%      0.00%      0.62%       0.02%         0.60%
 Jennison Growth Portfolio                 0.59%        0.25%          0.03%      0.00%      0.87%       0.08%         0.79%
 Loomis Sayles Small Cap Growth            0.90%        0.25%          0.05%      0.00%      1.20%       0.09%         1.11%
   Portfolio
 Met/Dimensional International Small       0.81%        0.25%          0.17%      0.00%      1.23%       0.01%         1.22%
 Company Portfolio
 MFS (Reg. TM) Total Return Portfolio      0.55%        0.25%          0.05%      0.00%      0.85%          -          0.85%
 MFS (Reg. TM) Value Portfolio             0.70%        0.25%          0.02%      0.00%      0.97%       0.14%         0.83%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%          0.03%      0.00%      1.08%       0.00%         1.08%
 Van Eck Global Natural Resources          0.78%        0.25%          0.03%      0.00%      1.06%       0.01%         1.05%
   Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.15%          0.03%      0.00%      0.88%       0.11%         0.77%
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 100 Portfolio    0.07%        0.25%          0.01%      0.68%      1.01%          -          1.01%
 SSGA Growth and Income ETF Portfolio      0.30%        0.25%          0.01%      0.22%      0.78%          -          0.78%
 SSGA Growth ETF Portfolio                 0.31%        0.25%          0.03%      0.24%      0.83%          -          0.83%
METROPOLITAN SERIES FUND - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio     0.09%        0.25%          0.03%      0.52%      0.89%       0.02%         0.87%
 MetLife Asset Allocation 40 Portfolio     0.06%        0.25%          0.00%      0.56%      0.87%          -          0.87%
 MetLife Asset Allocation 60 Portfolio     0.05%        0.25%          0.00%      0.60%      0.90%          -          0.90%
 MetLife Asset Allocation 80 Portfolio     0.05%        0.25%          0.01%      0.65%      0.96%          -          0.96%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additonal Death Benefit - Earnings Preservation Benefit rider, and the Guaranteed Minimum Income Benefit Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years), regardless of whether you surrender or annuitize the contract or not, which is the most expensive way to purchase the contract.




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,156      (a)$2,328      (a)$3,513      (a)$6,534
    minimum         (b)$944      (b)$1,711      (b)$2,521      (b)$4,744







 CHART 2. Chart 2 below assumes that you do not select optional death benefit riders or a Guaranteed Minimum Income Benefit rider regardless of whether you surrender or annuitize the contract or not, which is the least expensive way to purchase the contract.




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$942      (a)$1,688      (a)$2,449      (a)$4,420
    minimum       (b)$730      (b)$1,053      (b)$1,393      (b)$2,333




The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a FIXED ACCOUNT option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.





2. PURCHASE


The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods. There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your registered representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. A NET PURCHASE PAYMENT is a Purchase Payment less the sales charge. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit (GWB) or Guaranteed Minimum Income Benefit (GMIB) rider or a guaranteed death benefit, if at the time the termination would otherwise occur the Benefit Base of the GWB, the Income Base of the GMIB rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Net Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract. However, after your contract has been issued, all of the Investment Portfolios are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses - Transfer Fee.")


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract;


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Net Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions or, if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the GMIB Max IV or GMIB Max III rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" until the rider terminates.


If you chose the LIS Plus II, LIS Plus I, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for the LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you chose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Withdrawal

Benefits - Description of the Lifetime Withdrawal Guarantee I" (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).


If you make additional Net Purchase Payments, we will allocate them in the same way as your first Net Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Invesetment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GMIB MAX IV AND GMIB MAX III RIDERS


If you elect the GMIB Max IV or GMIB Max III riders (collectively, the "GMIB Max" riders), you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:



(a) AB Global Dynamic Allocation Portfolio
     (formerly AllianceBernstein Global Dynamic Allocation Portfolio)



(b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


(c) AQR Global Risk Balanced Portfolio


(d) BlackRock Global Tactical Strategies Portfolio


(e) Invesco Balanced-Risk Allocation Portfolio


(f) JPMorgan Global Active Allocation Portfolio


(g) MetLife Balanced Plus Portfolio


(h) MetLife Multi-Index Targeted Risk Portfolio


(i) PanAgora Global Diversified Risk Portfolio


(j) Pyramis (Reg. TM) Managed Risk Portfolio


(k) Schroders Global Multi-Asset Portfolio


In addition, you may allocate Purchase Payments and Account Value to the Barclays Aggregate Bond Index Portfolio or Pyramis (Reg. TM) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max riders.


The Investment Portfolios listed above (other than the Barclays Aggregate Bond Index Portfolio and Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max riders are not selected may offer the potential for higher returns. Before you select a GMIB Max rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max riders meet your investment objectives and risk tolerance.


Your selling firm may not make one or more of the portfolios listed above available when you apply for the contract and elect a GMIB Max rider. However, after your contract has been issued with a GMIB Max rider, all of the portfolios listed above are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such portfolio(s), you may need to contact us directly, as described below in "Other Information - Requests and Elections." Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses - Transfer Fee.")


You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect a GMIB

Max rider, you may not participate in the Dollar Cost Averaging (DCA) program.


RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER RIDER TERMINATES. If you elected a GMIB Max rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. (For information on the termination of the GMIB Max riders, see the description of the GMIB Max riders in the "Living Benefits - Guaranteed Income Benefits" section.)


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. The following subsections describe current and potential restrictions on subsequent Purchase Payments for the GMIB Max riders.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit Owners of existing contracts with a GMIB Max rider to make subsequent Purchase Payments if: (a) that GMIB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of that GMIB Max rider offered to new customers (for example, if we change the GMIB Max rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with a GMIB Max rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.


CURRENT RESTIRCTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If you elected the GMIB Max III or GMIB Max IV optional riders, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a "letter of intent"), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see "Expenses - Sales Charge - How to Reduce the Sales Charge"). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max III or GMIB Max IV rider.


In addition, we will permit you to make a subsequent Purchase Payment when either of the following conditions applies to your contract: (a) your Account Value is below the minimum described in "Purchase - Termination for Low Account Value"; or (b) the rider charge is greater than your Account Value.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER RIDER TERMINATES. If you elected a GMIB Max rider and it terminates, the subsequent Purchase Payment restrictions described above will no longer apply. (For information on the termination of the GMIB Max riders, see the description of the GMIB Max riders in the "Living Benefits - Guaranteed Income Benefits" section.)



CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect a GMIB Max rider and you are a California purchaser aged 60 or older, you may allocate your Purchase Payments to the BlackRock Money Market Portfolio during the free look period. (See the "Free Look" section below.) After the free look period expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Money Market Portfolio and the contract is cancelled during the free look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Money Market Portfolio and the contract is cancelled during the free look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract.


INVESTMENT ALLOCATION RESTRICTIONS FOR LIS PLUS II, LIS PLUS I, LWG II AND EDB II RIDERS


ALLOCATION. If you elected the LIS Plus II, the LIS Plus I, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
             ------

(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock Money Market Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio and/or the Fixed Account. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)



For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the MetLife Asset Allocation 80 Portfolio is also available under option (A).


OR


(B) You must allocate:


o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or Account
                              ------------
Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2 portfolios (the
---------
percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account
     Barclays Aggregate Bond Index Portfolio
     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio


Platform 2
----------



     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds Global Growth Fund
     American Funds Growth Fund
     AQR Global Risk Balanced Portfolio
     BlackRock Capital Appreciation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     ClearBridge Aggressive Growth Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Lord Abbett Bond Debenture Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS (Reg. TM) Research International Portfolio
     MFS (Reg. TM) Total Return Portfolio
     MFS (Reg. TM) Value Portfolio
     Oppenheimer Global Equity Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio
     WMC Core Equity Opportunities Portfolio
     WMC Large Cap Research Portfolio


Platform 3
----------


     Invesco Mid Cap Value Portfolio
     Morgan Stanley Mid Cap Growth Portfolio


Platform 4
----------


     American Funds Global Small Capitalization Fund
     Clarion Global Real Estate Portfolio
     JPMorgan Small Cap Value Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Templeton International Bond Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio
     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK



If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this FREE LOOK period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.



ACCUMULATION UNITS



The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.



Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).

EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS



Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old annuity, and there will be a new sales charge for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.





3. INVESTMENT OPTIONS

The contract offers 53 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and Examples - Investment Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -

Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




MET INVESTORS SERIES TRUST - GMIB MAX PORTFOLIOS (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and

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Account Value among these Investment Portfolios and the Investment Portfolio listed below under "Metropolitan Series Fund - GMIB Max Portfolio." (See "Purchase -
Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.



     AB Global Dynamic Allocation Portfolio
         (formerly AllianceBernstein Global Dynamic Allocation Portfolio)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio



METROPOLITAN SERIES FUND - GMIB MAX PORTFOLIO (CLASS G)


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class G portfolio is available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among this Investment Portfolio and the Investment Portfolios listed above under "Met Investors Series Trust -

GMIB Max Portfolios." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") This Investment Portfolio is also available for investment if you do not elect a GMIB Max rider.



     Barclays Aggregate Bond Index Portfolio



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)


American Funds Insurance Series (Reg. TM) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:



     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

In addition to the portfolios listed above under "Met Investors Series Trust - GMIB Max Portfolios," the following Class B or, as noted, Class A portfolios are available under the contract:


     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Small Cap Value Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)
     T. Rowe Price Large Cap Value Portfolio

     WMC Large Cap Research Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")




METROPOLITAN SERIES FUND


In addition to the portfolio listed above under "Metropolitan Series Fund - GMIB Max Portfolio," the following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class B)
     BlackRock Capital Appreciation Portfolio (Class A)
     BlackRock Money Market Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Loomis Sayles Small Cap Growth Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS (Reg. TM) Total Return Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     Neuberger Berman Genesis Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*

     WMC Core Equity Opportunities Portfolio (Class E)



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




* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")




MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:



     MetLife Asset Allocation 100 Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio




METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":


     BlackRock Global Tactical Strategies Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.



TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.



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o  The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, Lifetime Withdrawal Guarantee I, or the Enhanced Death Benefit II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to "Purchase-Investment Allocation Restrictions for Certain Riders" for more information.


o To transfer to an Investment Portfolio your selling firm may not make available when you apply for the contract, you can contact us directly once your contract has been issued, as described in "Other Information - Requests and Elections."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract;


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.



TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information -

Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00



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



p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, JPMorgan Small Cap Value Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Dimensional International Small Company Portfolio, Met/Templeton International Bond Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, and Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests



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



from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -

Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Net Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Net Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Net Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Net Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6



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     month EDCA will increase the EDCA transfer amount from $2,000 to $3,000
     ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Net Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Net Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the default funding options stated in your EDCA program, unless you have instructed us otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit II riders, the Fixed Account is available for automatic rebalancing. If you have selected the GMIB Max IV or GMIB Max III rider, the Fixed Account is not available for automatic rebalancing.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Morgan Stanley Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Mid Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 0.50% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 0.60% of the average daily asset value of each Investment Portfolio.



This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.



ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the

Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit          0.20  %
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
        Earnings
  Preservation Benefit                      0.25  %

* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


The Enhanced Death Benefit II was available with contracts issued from July 19, 2010 through October 7, 2011. If you selected the Enhanced Death Benefit II rider, and if you were age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you were age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base. (For a discussion of how the Death Benefit Base is determined, see "Death Benefit -

Optional Death Benefit - Enhanced Death Benefit II.")


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of:
(a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you selected the Enhanced Death Benefit II rider and you make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit II rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit II rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit II rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit II rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) rider that you can select when you purchase the contract. There are five different versions of the GMIB under this contract: GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, and LIS. (We may refer to "LIS riders" as "GMIB riders" in this prospectus.) The GMIB Max IV rider is currently available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider is currently available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued from July

19, 2010 through February 24, 2012. The LIS Plus I rider was available with contracts issued from April 28, 2008 through July 16, 2010. The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009.


(A sixth GMIB rider was available with contracts issued from May 21, 2001 through June 28, 2002. This GMIB rider was called the Guaranteed Minimum Income Benefit I (GMIB I) rider. References to "GMIB" in this prospectus exclude the
                                                                  -------
GMIB I rider. The GMIB I rider is described in more detail only in Appendix D to this prospectus.)


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a discussion of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you selected a GMIB rider and you make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for LIS) or 91st (for GMIB Max IV, GMIB Max III, LIS Plus II, or LIS Plus I); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits -
Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012, or later.)


If you selected the GMIB Max IV, GMIB Max III or the LIS Plus II rider, the rider charge is 1.00% of the Income Base.


If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the LIS rider, the rider charge is 0.50% of the Income Base.


If you selected the GMIB I rider, the rider charge is 0.35% of the Income Base. (See Appendix D for a discussion of how the Income Base for the GMIB I rider is calculated at the time the rider charge is assessed.)


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II (LWG II) and the Lifetime Withdrawal Guarantee I (LWG I) (collectively referred to as Lifetime Withdrawal Guarantee (LWG) riders). We also offered an optional Guaranteed Withdrawal Benefit: the Guaranteed Withdrawal Benefit I (GWB I). The LWG II rider was available with contracts issued from April 28, 2008 through February 23, 2009. The LWG I rider was available with contracts issued from February 26, 2007 through April 25, 2008. The GWB I rider was available with contracts issued from November 7, 2005 through April 30, 2010.


If you elected one of the LWG riders or the GWB I rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charge for each version of the LWG or the GWB I rider are listed below.


For the LWG riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the LWG riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the GWB I rider, the charge is a percentage of the Guaranteed Withdrawal Amount on the contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits Description of the Guaranteed Withdrawal Benefit I".)


If the GWB I rider is in effect, the rider charge will not continue if your Benefit Base equals zero (see "Living Benefits - Guaranteed Withdrawal Benefits
- Description of GWB I").


If you make a full withdrawal (surrender) of your Account Value, you apply your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If an LWG rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if the Owner is non-natural person) or if an LWG rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The LWG and GWB I rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


We reserve the right to increase the LWG rider charges upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the LWG II rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Automatic Annual Step-Up Charge of 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount, or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


The rider charge for the LWG II rider is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95%% of the Total

Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the LWG I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. The versions of the LWG rider for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.


The rider charge for the LWG I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step- Up occurs.


The rider charge for the GWB I rider is 0.25% of the Guaranteed Withdrawal
Amount.


SALES CHARGE


We impose a sales charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. We deduct the sales charge from a Purchase Payment before it is allocated to an Investment Portfolio, the Fixed Account, the Enhanced Dollar Cost Averaging Account and/or the Three Month Market Entry Account. The amount of the sales charge depends on your investment on the day we receive your payment.


"Your investment" means the total dollar amount, as of the date we receive your Purchase Payment, of: (1) your Purchase Payment; (2) the most recent Account Value in this contract; and (3) any related amount as designated by us in accordance with our current administrative policies and procedures. Under our current policies and procedures, the related amount (if any) is calculated by subtracting (a) the most recent Account Value in the contract from (b) all prior Purchase Payments made under the contract (excluding the new Purchase Payment), reduced by any withdrawals. For purposes of determining "your investment," the related amount will not be less than zero. The related amount, if any, will be determined and identified to us solely by your registered representative's firm. We reserve the right to revise our administrative policies and procedures in the future.


EXAMPLES


(1) Assume your new Purchase Payment is $5,000, your most recent Account Value in this contract is $100,000, and your prior Purchase Payments made under this contract, reduced by any withdrawals, equal $125,000. The "related amount" is calculated by subtracting your most recent Account Value in this contract from prior Purchase Payments made under this contract, reduced by any withdrawals ($125,000 - $100,000 = $25,000). Therefore, "your investment" is equal to the total of your new Purchase Payment ($5,000), your most recent Account Value ($100,000), and the related amount ($25,000); $5,000 + $100,000 + $25,000 = $130,000.


(2) Assume your new Purchase Payment is $5,000, your most recent Account Value in this contract is $100,000, and your prior Purchase Payments made under this contract, reduced by any withdrawals, equal $75,000. The "related amount" is calculated by subtracting your most recent Account Value in this contract from prior Purchase Payments made under this contract, reduced by any withdrawals ($75,000 - $100,000 = - $25,000). As noted above, the related amount is never less than zero. Therefore, "your investment" is equal to the total of your new Purchase Payment ($5,000), your most recent Account Value ($100,000), and the related amount ($0); $5,000 + $100,000 + $0 = $105,000.



Additional Purchase Payments sent directly to MetLife will be included in the calculation used to determine the sales charge breakpoint; however, since related amounts are documented at your account representative's firm, related amounts may not be included in the calculation if you send additional Purchase Payments directly to MetLife. To avoid this, send additional Purchase Payments for this contract through your registered representative.

For contracts issued from November 7, 2005 through November 6, 2009, in most
-------------------------------------------------------------------
states, "your investment" means the total dollar amount, as of the date we receive your Purchase Payment, of: (1) your Purchase Payment; (2) any existing Account Value in this contract; and (3) the Account Value of any related accounts. The term "related accounts" means all variable annuity contracts currently in the Accumulation Phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm) that are associated with the Owner's and Joint Owner's taxpayer identification number and held in account at your registered representative's firm and for which such firm is the broker-dealer of record for the contract.


For contracts issued on or before November 4, 2005, your investment is
---------------------------------------------------
calculated as described in the previous paragraph, except that "related accounts" means all annuity contracts currently in the Accumulation Phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm), which are owned by you or your spouse or child under age 21 and which have been identified to us by your registered representative's firm as being related accounts.


If your contract was issued on or before November 6, 2009, ensure that you are charged the lowest sales charge you are eligible for by asking your account representative whether any of your investment accounts currently qualify as related accounts and providing the representative with all information necessary to make that determination.



The sales charge is:



                                 Sales Charge as
Your Investment           percentage of Purchase Payment
----------------------   -------------------------------
Less than $50,000        5.75%
$50,000 - 99,999.99      4.50%
$100,000 - 249,999.99    3.50%
$250,000 - 499,999.99    2.50%
$500,000 - 999,999.99    2.00%
$1,000,000 or greater    1.00%



HOW TO REDUCE THE SALES CHARGE


You may be able to lower the sales charge you pay by indicating in writing to us the total amount of Purchase Payments you intend to make during a 13-month period. You have 13 months from the date we receive the written indication to make the Purchase Payments you chose as your goal. We will deduct the sales charge based on the total of the Purchase Payments to be made during the 13-month period if less than the sales charge as set forth above based on your investment. You are not obligated to reach your Purchase Payment goal. If you do not make the amount of Purchase Payments you indicated during the 13-month period, we will deduct an additional charge from your contract in the 14th month equal to the difference between the sales charge determined with the intended Purchase Payments and the sales charge determined with the actual Purchase Payments made during the 13 months. Any additional sales charge will be deducted during the 14th month from the Investment Portfolios, the Fixed Account and any Enhanced Dollar Cost Averaging account or Three Month Market Entry account in the ratio each portfolio/account bears to your total Account Value. We reserve the right to modify, suspend or terminate this feature at any time.

In addition, we may reduce or eliminate the amount of the sales charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife. MetLife may not deduct a sales charge under a contract issued to an officer, director or employee of MetLife or any of its affiliates.



PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT OR A GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB MAX IV, GMIB MAX III, LIS PLUS II, LIS PLUS I OR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.



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



ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.



If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options




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



without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.



A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.



There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:



o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.



o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:



(1)    by making a withdrawal (either a partial or a complete withdrawal);



(2)    by electing to receive Annuity Payments;


(3)    when a death benefit is paid to your Beneficiary; or



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




(4) under certain Annuity Options described under "Annuity Payments (The Income Phase)-Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.



Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit"



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



sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED INCOME BENEFITS


We offer optional living benefit riders that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). The type of living benefit rider we currently offer is a guaranteed income benefit. Our guaranteed income benefit riders are called either Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution (LIS) riders, (collectively referred to herein as "GMIB" riders). The GMIB riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount. Only one version of the GMIB rider may be elected, and the rider must be elected at contract issue.


Each version of the GMIB is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are five different versions of the GMIB under this contract: GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, and LIS. The GMIB Max IV rider is currently



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



available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider is currently available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. The LIS Plus I rider was available with contracts issued from April 28, 2008 through July 16, 2010. The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009. (We may refer to "LIS riders" as "GMIB riders" in this prospectus.)


(A sixth GMIB rider was available with contracts issued from May 21, 2001 through June 28, 2002. This GMIB rider is called the Guaranteed Minimum Income Benefit I (GMIB I) rider. References to GMIB in this prospectus exclude the
                                                                -------
GMIB I rider. The GMIB I rider is described in more detail only in Appendix D to this prospectus.)


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB Max IV, GMIB Max III and all versions of the LIS riders (collectively referred to herein as "GMIB" riders), we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Max IV, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. For GMIB Max III and LIS Plus II in contracts issued on or after February 28, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued on or before February 23, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Max IV, GMIB Max III, LIS Plus II, and LIS Plus I, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise a GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under a GMIB rider, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, the older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


LIS, LIS PLUS I, AND QUALIFIED CONTRACTS. The LIS and LIS Plus I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for the LIS Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding these riders in connection with a Qualified Contract.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB MAX IV


The GMIB Max IV rider is available only for Owners up through age 78, and you can only elect the GMIB Max IV at the time you purchase the contract. The GMIB Max IV rider was available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. THE GMIB MAX IV RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and

    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5%; or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:



(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 4.5% of the Annual Increase Amount at the beginning of the Contract Year, if the first withdrawal is taken before the fifth contract anniversary; or up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year, if the first withdrawal is taken on or after the fifth contract anniversary) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base" above).



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max IV" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.



During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.

WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) If total withdrawals in a Contract Year are greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage (as defined below), or if the withdrawals are not paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. Depending on the relative amounts of the Annual Increase Amount and the Account Value, such a proportional reduction may result in a significant reduction in the Annual Increase Amount (particularly when the Account Value is lower than the Annual Increase Amount), and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Complying with the two conditions described in
(b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage) will result in dollar-for-dollar treatment of the withdrawals.


The dollar-for-dollar withdrawal percentage will be higher if you wait to take your first withdrawal on or after the fifth contract anniversary. A higher dollar-for-dollar withdrawal percentage allows you to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals (as described in (b) above) rather than a proportional adjustment (as described in (a) above). As noted, depending on the relative amounts of the Annual Increase Amount and the Account Value, such "dollar-for-dollar" withdrawal adjustment may be more favorable than a "proportional reduction" adjustment.


In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. As noted above, one of the factors used in calculating withdrawal adjustments is called the "dollar-for-dollar withdrawal percentage."


If the first withdrawal is taken before the fifth contract anniversary, the
----------------------------------------------------------------------
dollar-for-dollar withdrawal percentage is the greater of:


(a)    4.5%; or


(b) the required minimum distribution rate (as defined above under "Annual Increase Rate").


If the first withdrawal is taken before the fifth contract anniversary, item
(a) will remain 4.5%; it will never increase or decrease.


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


If the first withdrawal is taken on or after the fifth contract anniversary,
---------------------------------------------------------------------------
the dollar-for-dollar withdrawal percentage is identical to the annual increase rate described above under "Annual Increase Rate" - that is, it is the greater of:


(a)    5%; or


(b)    the required minimum distribution rate.


If the first withdrawal is taken on or after the fifth contract anniversary, item (a) will remain 5%; it will never increase or decrease.


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.

During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the dollar-for-dollar withdrawal percentage is 0%.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the

Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max IV investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


If you elect the GMIB Max IV, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


If you elect the GMIB Max IV rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders," and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to a money market portfolio.


The Investment Portfolios listed in "Purchase - Investment Allocation and
Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" (other than the Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max IV rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max IV rider is not selected may offer the potential for higher returns. Before you select the GMIB Max IV rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.


Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract and elect the GMIB Max IV rider. However, after your contract has been issued with the GMIB Max IV rider, all of the Investment Portfolios listed in "Purchase -

Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses - Transfer Fee.")


Restrictions on Investment Allocations If the GMIB Max IV Rider Terminates. If
--------------------------------------------------------------------------
the GMIB Max IV rider terminates (see "Terminating the GMIB Max IV Rider"), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX IV. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max IV rider to make subsequent Purchase Payments if: (a) the GMIB Max IV rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max IV rider offered to new customers (for example, if we change the GMIB Max IV rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max IV rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX IV. If you elected the GMIB

Max IV optional rider, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a "letter of intent"), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see "Expenses - Sales Charge - How to Reduce the Sales Charge"). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max IV rider.


If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER RIDER TERMINATES. If the GMIB Max IV rider terminates ("see Terminating the GMIB Max IV Rider" below), the subsequent Purchase Payment restrictions described above will no longer apply.



GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max IV rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX IV RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. Any subsequent Purchase Payment restrictions and the investment allocation restrictions described above will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max IV Rider Terminates").

EXERCISING THE GMIB MAX IV RIDER. If you exercise the GMIB Max IV, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max IV rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max IV, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX IV PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. However, the GMIB Max IV payout rates are enhanced under the following circumstances.


If you select the GMIB Max IV rider and if:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max IV rider will equal or exceed 4.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if you select the GMIB Max IV rider and if:


o  you take no withdrawals prior to age 67;


o your Account Value is fully withdrawn or decreases to zero at or after your 67th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max IV rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max IV rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max IV rider, the spouse would be eligible for the 4.5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max IV, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX IV RIDER. Except as otherwise provided in the GMIB Max IV rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Max IV rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.



When the GMIB Max IV rider terminates, the corresponding rider charge terminates, and any subsequent Purchase Payment restrictions and the GMIB Max IV investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max IV Rider Terminates").



USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX IV


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max IV rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max IV rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 4.5% of the Annual Increase Amount at the beginning of the Contract Year (if the first withdrawal is taken before the fifth contract anniversary), or 5% of the Annual Increase Amount at the beginning of the Contract Year (if the first withdrawal is taken on or after the fifth contract anniversary). Any amounts above 4.5% of the Annual Increase Amount (if the first withdrawal is taken before the fifth contract anniversary) or 5% of the Annual Increase Amount (if the first withdrawal is taken on or after the fifth contract anniversary) that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max IV, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments (starting before the fifth contract anniversary) totaling 4.5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max IV rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB MAX III


The GMIB Max III rider was available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The GMIB Max III rider is only available for Owners up through age 78, and you can only elect the GMIB Max III at the time you purchase the contract. THE GMIB MAX III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and



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    (ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5% or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:



(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base" above).



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.



During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal



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



     multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


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(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max III investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


If you elect the GMIB Max III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the rider's investment allocation restrictions.


If you elect the GMIB Max III rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to a money market portfolio.


The Investment Portfolios listed in "Purchase - Investment Allocation and
Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" (other than the Barclays Aggregate Bond Index Portfolio and Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max III rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max III rider is not selected may offer the potential for higher returns. Before you select the GMIB Max III rider, you and your financial representative should carefully consider whether the investment options available with GMIB Max III meet your investment objectives and risk tolerance.


Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract and elect the GMIB Max III rider. However, after your contract has been issued with the GMIB Max III rider, all of the Investment Portfolios listed in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses - Transfer Fee.")


Restrictions on Investment Allocations If the GMIB Max III Rider Terminates. If
----------------------------------------------------------------------------
the GMIB Max III rider terminates (see "Terminating the GMIB Max III Rider"), the investment allocation restrictions described above will no



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



longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX III. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max III rider to make subsequent Purchase Payments if: (a) the GMIB Max III rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max III rider offered to new customers (for example, if we change the GMIB Max III rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max III rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX III. If you elected the GMIB Max III optional rider, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a "letter of intent"), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see "Expenses - Sales Charge - How to Reduce the Sales Charge"). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max III rider.


If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER RIDER TERMINATES. If the GMIB Max III rider terminates (see "Terminating the GMIB Max III Rider" below), the subsequent Purchase Payment restrictions described above will no longer apply.



GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE



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GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS
AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. Any subsequent Purchase Payment restrictions and the investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max III Rider Terminates").



The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB MAX III RIDER. If you exercise the GMIB Max III, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the Joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max III rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max III, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max III payout rates are enhanced under the following circumstances.


If you select the GMIB Max III rider and if:


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



o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max III, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX III RIDER. Except as otherwise provided in the GMIB Max III rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB Max III (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint OIwner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Max III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.



When the GMIB Max III rider terminates, the corresponding rider charge terminates, and any subsequent Purchase Payment restrictions and the GMIB Max III investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max III Rider Terminates.")




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USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC
WITHDRAWAL PROGRAM WITH GMIB MAX III


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under GMIB Max III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max III rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB)


DESCRIPTION OF LIS PLUS II


The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. In states where approved, the LIS Plus II rider was available only for Owners up through age 78, and you could only elect the LIS Plus II rider at the time you purchase the contract. THE LIS PLUS II RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your



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     contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the LIS rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5% or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:



(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base" above).



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the




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required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.



WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):



(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the LIS annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new



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election under the terms described above. (If you discontinue Automatic Annual
Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the LIS Plus II investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you elect the LIS Plus II rider, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value



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



in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS II CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions, described above, will no longer apply


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE LIS PLUS II RIDER. If you exercise the LIS Plus II rider, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the LIS Plus II rider.


The LIS Annuity Table is specified in the rider. For LIS Plus II, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the LIS Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the LIS Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the LIS Plus II rider, the annuity rates in the LIS Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;


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



o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


For contracts issued with the LIS Plus II rider from July 19, 2010 through
--------------------------------------------------------------------------
February 25, 2011, the annuity rates in the LIS Annuity Table are calculated
-----------------
based on the Annuity 2000 Mortality Table with 10-year age set back with interest of 1.5% per annum. However the LIS Plus II payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE LIS PLUS II RIDER. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


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o  the spouse elects to continue the contract and the LIS rider under termination provision d) above; and


o before the 10-year waiting period to exercise the LIS rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions, described above, will no longer apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF LIS PLUS I


In states where approved, the LIS Plus I was available with contracts issued from April 28, 2008 through July 16, 2010.


LIS Plus I is identical to LIS Plus II, with the following exceptions:


(1) The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated



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     Required Minimum Distribution Program, and the Systematic Withdrawal
     Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.


(2) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The LIS Plus I payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


For contracts issued with the LIS Plus I rider from February 24, 2009 through
-----------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(8) If your Annual Increase Amount is reset due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(9) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(10) The LIS payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
     (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


For contracts issued with the LIS Plus I rider on or before February 23, 2009,
-----------------------------------------------------------------------------
differences (4) through (8) above apply, and the following replaces differences
(9) and (10):


(9) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


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(10)    The LIS payout rates are enhanced to be at least 6% of the Income Base
     (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF LIS


The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009. In states where approved, the LIS was available only for Owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


The LIS is otherwise identical to the LIS Plus I, with the following exceptions:


     (1) The rider charge for the LIS is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of LIS Plus" above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The LIS Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9)    If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the LIS rider has elapsed, the LIS rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the LIS rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10)    The following replaces termination provision e), above:


    A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the contract.


(11)    Termination provisions f) and g), above, do not apply.


(12)    There are no limitations to how you may allocate your


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     Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(See Appendix E for examples illustrating the operation of the LIS rider.)


GUARANTEED WITHDRAWAL BENEFITS


We offered three optional guaranteed withdrawal benefit (GWB) riders under this contract for an additional charge: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I) and Guaranteed Withdrawal Benefit I (GWB I). The LWG II rider was available with contracts issued from April 28, 2008 through Februrary 20, 2009. The LWG I rider was available with contracts issued from February 26, 2007 through April 25, 2008. The GWB I rider was available with contracts issued from November 7, 2005 through April 30, 2010.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I RIDER, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the LWG rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.



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TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE. THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


Note that the GWB I rider is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract.


(See Appendix F for examples illustrating the operation of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


The Lifetime Withdrawal Guarantee II rider was available with contracts issued from April 28, 2008 through February 23, 2009.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal. If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).



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7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


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o  If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN



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THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE
REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.



IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix F, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment
- a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."



You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders. If you elect the LWG II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase



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the contract, and the Owner (or older Joint Owner) must be age 80 or younger.
Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to



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     pay the rider charge and you are still eligible to receive either the
     Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or



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Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider was available with contracts issued between February 26, 2007 through April 25, 2008. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in



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the same proportion that the withdrawal reduces the Account Value.
COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:



     (a)    AB Global Dynamic Allocation Portfolio



    (b)    Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    AQR Global Risk Balanced Portfolio


    (d)    Barclays Aggregate Bond Index Portfolio


    (e)    BlackRock Global Tactical Strategies Portfolio


    (f)    BlackRock Money Market Portfolio


    (g)    Invesco Balanced-Risk Allocation Portfolio


    (h)    JPMorgan Global Active Allocation Portfolio


    (i)    MetLife Asset Allocation 20 Portfolio


    (j)    MetLife Asset Allocation 40 Portfolio


    (k)    MetLife Asset Allocation 60 Portfolio


    (l)    MetLife Asset Allocation 80 Portfolio


    (m)    MetLife Balanced Plus Portfolio


    (n)    MetLife Multi-Index Targeted Risk Portfolio


     (o)    PanAgora Global Diversified Risk Portfolio


    (p)    Pyramis (Reg. TM) Government Income Portfolio


    (q)    Pyramis (Reg. TM) Managed Risk Portfolio


    (r)    Schroders Global Multi-Asset Portfolio



    (s)    SSGA Growth and Income ETF Portfolio


    (t)    SSGA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment



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Portfolios are one or more of the above listed Investment Portfolios.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The Guaranteed Withdrawal Benefit I (GWB I) rider was available with contracts issued from November 7, 2005 through April 30, 2010.


BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment;


o  Increased by each subsequent Purchase Payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals overtime. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum



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distribution amount, if such amount is greater than your Annual Benefit
Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason, subject to our administrative procedures;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


RIDER CHARGE. If the GWB I rider is in effect, we will not continue to assess the GWB I rider charge if your Benefit Base equals zero.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while



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these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the



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beginning of the period. This performance number reflects the deduction of the
Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, sales charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, sales charges, applicable optional rider charges, and the Investment Portfolio expenses. We will show performance that reflects both the maximum sales charge (5.75% of the Purchase Payment) and the minimum sales charge (1.00% of the Purchase Payment).


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider or the Compounded-Plus Death Benefit rider. You can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract. The Enhanced Death Benefit II rider was available with contracts issued from July 19, 2010 through October 7, 2011.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount




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equal to the difference between the death benefit payable and the Account
Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.



If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS

If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date";


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be



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     increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be calculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix G for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT II


The Enhanced Death Benefit II (EDB II) rider was available with contracts issued from July 19, 2010 through October 7, 2011. The Enhanced Death Benefit II rider was available (subject to investment allocation restrictions) for contract Owners age 75 or younger at the effective date of the contract. If you selected the EDB II rider, you could not select the Additional Death Benefit - Earnings Preservation Benefit. The Enhanced Death Benefit II rider is referred to in your contract as the "Guaranteed Minimum Death Benefit" or "GMDB.


DESCRIPTION OF ENHANCED DEATH BENEFIT II. If you selected the EDB II rider, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5% or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.



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The required minimum distribution rate equals the greater of:



(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB II - Death Benefit Base - Annual Increase Amount").



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.



After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion



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that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix G for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that



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          we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you selected the EDB II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the



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guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix G for examples of the Enhanced Death Benefit II.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elected EDB II, enrolled in the Systematic Withdrawal Program, and elected to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


You may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of the contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


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         (i)    is Purchase Payments accumulated at the annual increase rate.
               The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix G for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


                               Benefit Percentage



   Issue Age               Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider



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will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS



As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable sales charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the Beneficiary at the end of the 60 day period.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount



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(depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios



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available and the flexibility of the contract Owner to allocate Purchase
Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)    on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future,



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the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining



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portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.



The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


     (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of



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investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in



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accordance with a distribution option under a retirement plan of an employer
(e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.


If you have purchased the GWB I or LWG, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)    on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10%



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federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


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(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.



Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)    the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.



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Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)    is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)    relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your



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deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed




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as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.




11. OTHER INFORMATION


METLIFE USA


MetLife Insurance Company USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business




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MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife
Investors as the issuer of the contract.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)




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These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.



SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions beginning in year two up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2014, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary

Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 709-2811 to make such changes.



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS



In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.



FINANCIAL STATEMENTS



Our financial statements and the financial statements of the Separate Account have been included in the SAI.




TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm



     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge



     Calculation of Performance Information



     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information



     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information (SAI), dated April 30, 2012, contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.115802         26.022880           663.8975
  01/01/2007    to  12/31/2007       26.022880         29.484151         7,325.4267
  01/01/2008    to  12/31/2008       29.484151         17.920810        21,292.6682
  01/01/2009    to  12/31/2009       17.920810         25.160165        27,172.9200
  01/01/2010    to  12/31/2010       25.160165         27.738673        22,965.1668
  01/01/2011    to  12/31/2011       27.738673         24.935541        23,325.9836
  01/01/2012    to  12/31/2012       24.935541         30.149823        30,626.8400
  01/01/2013    to  12/31/2013       30.149823         38.424764        26,256.7772
  01/01/2014    to  12/31/2014       38.424764         38.786426        26,215.8844
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.152411         16.281922         2,529.5529
  01/01/2009    to  12/31/2009       16.281922         25.910124         9,043.2800
  01/01/2010    to  12/31/2010       25.910124         31.292670         5,711.4306
  01/01/2011    to  12/31/2011       31.292670         24.963094         6,507.9779
  01/01/2012    to  12/31/2012       24.963094         29.103340         7,500.9106
  01/01/2013    to  12/31/2013       29.103340         36.832995         5,250.5672
  01/01/2014    to  12/31/2014       36.832995         37.110444         6,008.2116
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      170.804978         98.796381         1,075.7763
  01/01/2009    to  12/31/2009       98.796381        135.887151         6,059.0300
  01/01/2010    to  12/31/2010      135.887151        159.110915         8,749.7730
  01/01/2011    to  12/31/2011      159.110915        150.267699        13,222.8582
  01/01/2012    to  12/31/2012      150.267699        174.764880        22,018.8481
  01/01/2013    to  12/31/2013      174.764880        224.324956        20,085.2962
  01/01/2014    to  12/31/2014      224.324956        240.148853        18,921.7094
============   ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.224438         10.577077        13,281.8382
  01/01/2013    to  12/31/2013       10.577077         11.598375        13,341.1550
  01/01/2014    to  12/31/2014       11.598375         12.283690        12,096.0544
============   ==== ==========       =========         =========        ===========
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996857          1.040768             0.0000
============   ==== ==========       =========         =========        ===========
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.159194         11.570824        10,552.0531
  01/01/2013    to  12/31/2013       11.570824         11.028529         3,389.3305
  01/01/2014    to  12/31/2014       11.028529         11.315616         3,453.7926
============   ==== ==========       =========         =========        ===========
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.979267         10.305877        48,995.1477
  01/01/2013    to  12/31/2013       10.305877         11.215823        49,634.7316
  01/01/2014    to  12/31/2014       11.215823         11.720044        50,124.5085
============   ==== ==========       =========         =========        ===========
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.515346         18.310367         4,530.5800
  01/01/2010    to  12/31/2010       18.310367         20.914174         3,246.0338
  01/01/2011    to  12/31/2011       20.914174         21.118055         5,325.0721
  01/01/2012    to  12/31/2012       21.118055         24.279981         7,727.0288
  01/01/2013    to  12/31/2013       24.279981         26.190152        11,799.3116
  01/01/2014    to  12/31/2014       26.190152         26.690421        11,645.8495
============   ==== ==========       =========         =========        ===========
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.179718          9.397492             0.0000
  01/01/2009    to  12/31/2009        9.397492         12.491908           698.5300
  01/01/2010    to  12/31/2010       12.491908         14.309532           460.6919
  01/01/2011    to  12/31/2011       14.309532         13.329346         2,090.2664
  01/01/2012    to  12/31/2012       13.329346         16.567309         4,799.8586
  01/01/2013    to  12/31/2013       16.567309         16.924694         5,230.4451
  01/01/2014    to  12/31/2014       16.924694         18.913103         4,979.7029
============   ==== ==========       =========         =========        ===========
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.118567          6.454427         3,583.1560
  01/01/2012    to  12/31/2012        6.454427          7.545908         8,150.6399
  01/01/2013    to  12/31/2013        7.545908         10.839683         8,276.5475
  01/01/2014    to  12/31/2014       10.839683         12.714803         8,182.1491
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.419646         11.174422             0.0000
  01/01/2007    to  12/31/2007       11.174422         10.372626             0.0000
  01/01/2008    to  12/31/2008       10.372626          4.644172             0.0000
  01/01/2009    to  12/31/2009        4.644172          6.321646             0.0000
  01/01/2010    to  12/31/2010        6.321646          6.694375             0.0000
  01/01/2011    to  04/29/2011        6.694375          7.119357             0.0000
============   ==== ==========       =========         =========       ============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010721          1.048350             0.0000
  01/01/2013    to  12/31/2013        1.048350          1.053540       153,975.3507
  01/01/2014    to  12/31/2014        1.053540          1.097420             0.0000
============   ==== ==========       =========         =========       ============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998890         10.479411        37,949.7534
  01/01/2006    to  12/31/2006       10.479411         11.999016        74,607.3556
  01/01/2007    to  12/31/2007       11.999016         11.542253       100,495.9824
  01/01/2008    to  12/31/2008       11.542253          7.297697       104,166.8876
  01/01/2009    to  12/31/2009        7.297697          9.114185       151,247.8000
  01/01/2010    to  12/31/2010        9.114185         10.329724       167,704.4953
  01/01/2011    to  12/31/2011       10.329724         10.042356       167,357.7837
  01/01/2012    to  12/31/2012       10.042356         11.741929       178,529.7040
  01/01/2013    to  12/31/2013       11.741929         15.684588       175,506.8109
  01/01/2014    to  12/31/2014       15.684588         16.915279       168,820.7112
============   ==== ==========       =========         =========       ============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.596288         25.154161        42,982.3054
  01/01/2006    to  12/31/2006       25.154161         27.839479        47,805.1095
  01/01/2007    to  12/31/2007       27.839479         27.628858        88,535.4225
  01/01/2008    to  12/31/2008       27.628858         16.688111        77,820.0089
  01/01/2009    to  12/31/2009       16.688111         20.833061        64,600.9700
  01/01/2010    to  12/31/2010       20.833061         25.800792        56,548.7310
  01/01/2011    to  12/31/2011       25.800792         24.514149        52,494.9829
  01/01/2012    to  12/31/2012       24.514149         27.738133        52,296.4017
  01/01/2013    to  12/31/2013       27.738133         35.659648        49,529.9625
  01/01/2014    to  12/31/2014       35.659648         38.574121        49,799.6360
============   ==== ==========       =========         =========       ============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.934369         14.290899        62,300.0414
  01/01/2006    to  12/31/2006       14.290899         16.179840        60,932.0947
  01/01/2007    to  04/27/2007       16.179840         17.241736             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012776          1.050397         160,620.1945
  01/01/2013    to  12/31/2013        1.050397          1.150170         157,541.1071
  01/01/2014    to  12/31/2014        1.150170          1.213904         154,950.9263
============   ==== ==========       =========         =========         ============
 JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.296949          9.861594               0.0000
  01/01/2009    to  12/31/2009        9.861594         12.528820           4,048.3800
  01/01/2010    to  12/31/2010       12.528820         14.740249           6,081.3055
  01/01/2011    to  12/31/2011       14.740249         13.036124           9,789.2464
  01/01/2012    to  12/31/2012       13.036124         14.835664          11,582.3449
  01/01/2013    to  12/31/2013       14.835664         19.452529          11,826.2455
  01/01/2014    to  12/31/2014       19.452529         20.030611          11,749.7659
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.070755         17.093990          48,594.7874
  01/01/2006    to  12/31/2006       17.093990         18.408180          50,061.2011
  01/01/2007    to  12/31/2007       18.408180         19.349515          74,818.5723
  01/01/2008    to  12/31/2008       19.349515         15.538091          68,231.2883
  01/01/2009    to  12/31/2009       15.538091         20.966961          72,873.2600
  01/01/2010    to  12/31/2010       20.966961         23.367957          75,423.1138
  01/01/2011    to  12/31/2011       23.367957         24.083329          77,831.0359
  01/01/2012    to  12/31/2012       24.083329         26.834844          95,929.8440
  01/01/2013    to  12/31/2013       26.834844         28.587459          92,486.1149
  01/01/2014    to  12/31/2014       28.587459         29.566098          89,872.4464
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.934369         14.290899          62,300.0414
  01/01/2006    to  12/31/2006       14.290899         16.179840          60,932.0947
  01/01/2007    to  04/27/2007       16.179840         17.241736               0.0000
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988152          9.770313          27,451.2876
  01/01/2012    to  12/31/2012        9.770313         10.062528         113,251.7983
  01/01/2013    to  12/31/2013       10.062528         10.042830         112,683.5818
  01/01/2014    to  12/31/2014       10.042830         10.012969         116,086.6523
============   ==== ==========       =========         =========         ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.794250         12.211146               0.0000
  01/01/2011    to  12/31/2011       12.211146         12.007884           2,600.5262
  01/01/2012    to  12/31/2012       12.007884         13.538578           2,585.2416
  01/01/2013    to  12/31/2013       13.538578         13.495606           2,796.6124
  01/01/2014    to  12/31/2014       13.495606         13.466503           2,817.3905
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.464390         13.056666         7,566.6789
  01/01/2007    to  12/31/2007       13.056666         13.252498         4,384.9582
  01/01/2008    to  12/31/2008       13.252498          7.738190         4,329.3463
  01/01/2009    to  12/31/2009        7.738190         10.126785         1,594.7800
  01/01/2010    to  12/31/2010       10.126785         11.639696         9,767.3243
  01/01/2011    to  12/31/2011       11.639696         10.820643         6,780.4046
  01/01/2012    to  12/31/2012       10.820643         12.462001        26,078.6109
  01/01/2013    to  12/31/2013       12.462001         15.922801        26,183.8170
  01/01/2014    to  12/31/2014       15.922801         16.508675        25,751.2614
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.006229         10.473971        98,124.6141
  01/01/2013    to  12/31/2013       10.473971         11.817598       149,163.1893
  01/01/2014    to  12/31/2014       11.817598         12.784040       133,732.5617
============   ==== ==========       =========         =========       ============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.799971         11.296615             0.0000
  01/01/2014    to  12/31/2014       11.296615         12.177281             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.506976          6.197845         3,346.3309
  01/01/2009    to  12/31/2009        6.197845         10.330687        16,629.0500
  01/01/2010    to  12/31/2010       10.330687         12.603356        10,636.7148
  01/01/2011    to  12/31/2011       12.603356         10.108878        10,165.0186
  01/01/2012    to  12/31/2012       10.108878         11.857090        15,308.9478
  01/01/2013    to  12/31/2013       11.857090         11.115399        15,976.2637
  01/01/2014    to  12/31/2014       11.115399         10.251227        15,638.5437
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.212402         12.879180        19,128.3663
  01/01/2006    to  12/31/2006       12.879180         16.082372        30,973.8880
  01/01/2007    to  12/31/2007       16.082372         17.974294        36,702.0236
  01/01/2008    to  12/31/2008       17.974294         10.220104        32,664.6873
  01/01/2009    to  12/31/2009       10.220104         13.265886        42,402.1000
  01/01/2010    to  12/31/2010       13.265886         14.580731        59,499.7814
  01/01/2011    to  12/31/2011       14.580731         12.844299        82,428.4023
  01/01/2012    to  12/31/2012       12.844299         14.788292       143,227.6480
  01/01/2013    to  12/31/2013       14.788292         17.399665       135,030.7511
  01/01/2014    to  12/31/2014       17.399665         15.973363       134,606.0331
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.773621         10.084695        55,224.8213
  01/01/2006    to  12/31/2006       10.084695         10.782675        50,249.1985
  01/01/2007    to  12/31/2007       10.782675         13.135094        57,597.8959
  01/01/2008    to  12/31/2008       13.135094          6.900038        55,931.1159
  01/01/2009    to  12/31/2009        6.900038         10.706333        68,652.9100
  01/01/2010    to  12/31/2010       10.706333         13.952112        70,973.8404
  01/01/2011    to  12/31/2011       13.952112         12.812565        78,913.2283
  01/01/2012    to  12/31/2012       12.812565         13.813101       114,931.4118
  01/01/2013    to  12/31/2013       13.813101         18.946052       108,628.1480
  01/01/2014    to  12/31/2014       18.946052         18.881566       105,715.8726
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.424389         16.899352         4,900.1302
  01/01/2006    to  12/31/2006       16.899352         19.399664        13,587.2551
  01/01/2007    to  12/31/2007       19.399664         20.336533        21,936.7914
  01/01/2008    to  12/31/2008       20.336533         11.925811        22,126.5459
  01/01/2009    to  12/31/2009       11.925811         16.448896        22,273.6100
  01/01/2010    to  12/31/2010       16.448896         18.813136        23,065.8361
  01/01/2011    to  12/31/2011       18.813136         17.001221        23,422.7192
  01/01/2012    to  12/31/2012       17.001221         20.323672        21,452.7556
  01/01/2013    to  12/31/2013       20.323672         25.487741        48,667.9690
  01/01/2014    to  12/31/2014       25.487741         25.684670        45,777.6188
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       16.981453         18.786403         2,823.4327
  01/01/2007    to  12/31/2007       18.786403         18.968127        12,710.1142
  01/01/2008    to  12/31/2008       18.968127         10.792850        20,038.7030
  01/01/2009    to  12/31/2009       10.792850         13.960034        15,513.0600
  01/01/2010    to  12/31/2010       13.960034         14.791332        14,519.4623
  01/01/2011    to  04/29/2011       14.791332         16.505355             0.0000
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998521          6.571546         5,604.9273
  01/01/2009    to  12/31/2009        6.571546          8.598375        23,592.6100
  01/01/2010    to  12/31/2010        8.598375          9.132818        29,395.5122
  01/01/2011    to  12/31/2011        9.132818          8.389147        54,921.2159
  01/01/2012    to  12/31/2012        8.389147         10.114598        59,535.4392
  01/01/2013    to  04/26/2013       10.114598         10.754585             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999815          1.035946             0.0000
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.756012         13.007430         2,656.6800
  01/01/2010    to  12/31/2010       13.007430         13.829023        13,281.9282
  01/01/2011    to  12/31/2011       13.829023         15.164142        12,580.8794
  01/01/2012    to  12/31/2012       15.164142         16.325836        40,282.9032
  01/01/2013    to  12/31/2013       16.325836         14.612977        34,258.7106
  01/01/2014    to  12/31/2014       14.612977         14.834134        22,896.3484
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.115215         12.221861        46,258.0736
  01/01/2006    to  12/31/2006       12.221861         12.603183        48,149.6490
  01/01/2007    to  12/31/2007       12.603183         13.373813        58,107.9798
  01/01/2008    to  12/31/2008       13.373813         13.248072        64,102.6796
  01/01/2009    to  12/31/2009       13.248072         15.426883       103,463.8700
  01/01/2010    to  12/31/2010       15.426883         16.463606       138,933.9334
  01/01/2011    to  12/31/2011       16.463606         16.758272       175,641.0545
  01/01/2012    to  12/31/2012       16.758272         18.065121       286,628.6147
  01/01/2013    to  12/31/2013       18.065121         17.481506       272,331.1726
  01/01/2014    to  12/31/2014       17.481506         17.970062       271,015.5357
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.344634         19.820479             0.0000
  01/01/2007    to  12/31/2007       19.820479         20.531922             0.0000
  01/01/2008    to  12/31/2008       20.531922         13.604440         1,106.7780
  01/01/2009    to  12/31/2009       13.604440         16.627877        54,990.5000
  01/01/2010    to  12/31/2010       16.627877         19.066242        54,977.9878
  01/01/2011    to  12/31/2011       19.066242         17.955680        70,301.8050
  01/01/2012    to  12/31/2012       17.955680         19.589666       101,627.1142
  01/01/2013    to  12/31/2013       19.589666         25.719717        93,687.9676
  01/01/2014    to  12/31/2014       25.719717         28.206030        90,740.4943
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.402596         11.869251        85,768.3666
  01/01/2006    to  12/31/2006       11.869251         12.862149       102,515.2711
  01/01/2007    to  12/31/2007       12.862149         12.647781       126,186.7374
  01/01/2008    to  12/31/2008       12.647781          7.436020       116,116.9597
  01/01/2009    to  05/01/2009        7.436020          7.353738             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.243574         18.956774         2,125.2170
  01/01/2007    to  12/31/2007       18.956774         19.944232         4,493.2905
  01/01/2008    to  12/31/2008       19.944232         17.562519         4,340.2139
  01/01/2009    to  12/31/2009       17.562519         23.060218         4,802.4600
  01/01/2010    to  12/31/2010       23.060218         25.521126         4,348.9486
  01/01/2011    to  12/31/2011       25.521126         26.093505         2,265.9401
  01/01/2012    to  12/31/2012       26.093505         28.734319         4,841.9900
  01/01/2013    to  12/31/2013       28.734319         28.786923         4,384.4999
  01/01/2014    to  12/31/2014       28.786923         29.702713         7,476.1859
============   ==== ==========       =========         =========        ===========
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.777997         10.948317             0.0000
  01/01/2013    to  12/31/2013       10.948317         10.313337             0.0000
  01/01/2014    to  12/31/2014       10.313337         10.943929        15,012.7261
============   ==== ==========       =========         =========        ===========
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216235         10.756970             0.0000
  01/01/2014    to  12/31/2014       10.756970         11.529775             0.0000
============   ==== ==========       =========         =========        ===========
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010754          1.068516             0.0000
  01/01/2013    to  12/31/2013        1.068516          1.160776             0.0000
  01/01/2014    to  12/31/2014        1.160776          1.233840             0.0000
============   ==== ==========       =========         =========        ===========
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.821413         10.578008         6,377.6700
  01/01/2010    to  12/31/2010       10.578008         11.713492         7,105.4233
  01/01/2011    to  12/31/2011       11.713492         11.679368        15,493.5322
  01/01/2012    to  12/31/2012       11.679368         13.002009        69,440.6557
  01/01/2013    to  12/31/2013       13.002009         14.486473        70,151.7551
  01/01/2014    to  12/31/2014       14.486473         15.122865        59,725.5105
============   ==== ==========       =========         =========        ===========
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.120450         10.025004         1,605.3000
  01/01/2010    to  12/31/2010       10.025004         11.290542         1,073.4256
  01/01/2011    to  12/31/2011       11.290542         10.902286         4,793.8221
  01/01/2012    to  12/31/2012       10.902286         12.372150         5,057.9109
  01/01/2013    to  12/31/2013       12.372150         14.412225         4,529.0657
  01/01/2014    to  12/31/2014       14.412225         14.983803         4,468.0686
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       46.785480         47.725495        42,547.2535
  01/01/2006    to  12/31/2006       47.725495         55.461633        48,336.8797
  01/01/2007    to  12/31/2007       55.461633         56.750170        50,623.4774
  01/01/2008    to  12/31/2008       56.750170         35.646417        50,115.2650
  01/01/2009    to  12/31/2009       35.646417         41.637010        51,066.6800
  01/01/2010    to  12/31/2010       41.637010         48.070128        46,736.8731
  01/01/2011    to  12/31/2011       48.070128         45.524924        44,599.9019
  01/01/2012    to  12/31/2012       45.524924         52.985763        40,006.3971
  01/01/2013    to  12/31/2013       52.985763         69.931767        39,756.6436
  01/01/2014    to  12/31/2014       69.931767         78.156838        36,155.1437
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
  AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       48.883437         50.751364             0.0000
  01/01/2006    to  12/31/2006       50.751364         58.039761             0.0000
  01/01/2007    to  12/31/2007       58.039761         53.799492             0.0000
  01/01/2008    to  12/31/2008       53.799492         32.536543             0.0000
  01/01/2009    to  12/31/2009       32.536543         41.669985             0.0000
  01/01/2010    to  04/30/2010       41.669985         44.526821             0.0000
============   ==== ==========       =========         =========        ===========
 WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
  (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.120924          8.526874           876.8600
  01/01/2010    to  12/31/2010        8.526874          9.452792         1,458.4886
  01/01/2011    to  12/31/2011        9.452792          9.342637         6,195.6387
  01/01/2012    to  12/31/2012        9.342637         10.444557        38,778.6136
  01/01/2013    to  12/31/2013       10.444557         13.826130         7,127.5450
  01/01/2014    to  12/31/2014       13.826130         15.470551         6,653.4906
============   ==== ==========       =========         =========        ===========
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.594974         15.772100             0.0000
  01/01/2006    to  12/31/2006       15.772100         18.086345             0.0000
  01/01/2007    to  12/31/2007       18.086345         19.639138             0.0000
  01/01/2008    to  12/31/2008       19.639138         10.803218             0.0000
  01/01/2009    to  12/31/2009       10.803218         12.991027             0.0000
  01/01/2010    to  12/31/2010       12.991027         13.696258             0.0000
  01/01/2011    to  12/31/2011       13.696258         10.792437             0.0000
  01/01/2012    to  12/31/2012       10.792437         12.709057             0.0000
  01/01/2013    to  12/31/2013       12.709057         14.436730             0.0000
  01/01/2014    to  12/31/2014       14.436730         13.766953             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       16.942486         16.242517             0.0000
  01/01/2014    to  12/31/2014       16.242517         16.899628             0.0000
============   ==== ==========       =========         =========        ===========
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       45.485755         45.695584             0.0000
  01/01/2006    to  12/31/2006       45.695584         46.949642           255.2535
  01/01/2007    to  12/31/2007       46.949642         49.106064         1,907.2222
  01/01/2008    to  12/31/2008       49.106064         46.670289         3,269.4370
  01/01/2009    to  12/31/2009       46.670289         50.272974         7,461.2500
  01/01/2010    to  12/31/2010       50.272974         53.601088        17,244.1774
  01/01/2011    to  12/31/2011       53.601088         56.218123        19,913.9111
  01/01/2012    to  12/31/2012       56.218123         59.498823        23,285.3975
  01/01/2013    to  12/31/2013       59.498823         58.109465        24,690.5412
  01/01/2014    to  12/31/2014       58.109465         61.234356        23,897.2628
============   ==== ==========       =========         =========        ===========
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       22.232400         28.045236         1,320.2600
  01/01/2010    to  12/31/2010       28.045236         33.153421         3,219.6120
  01/01/2011    to  12/31/2011       33.153421         29.783498         3,219.4753
  01/01/2012    to  12/31/2012       29.783498         33.605071         3,562.0372
  01/01/2013    to  12/31/2013       33.605071         44.499811         3,101.7707
  01/01/2014    to  12/31/2014       44.499811         47.809519         2,969.2764
============   ==== ==========       =========         =========        ===========
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.983111         10.091655             0.0000
  01/01/2006    to  12/31/2006       10.091655         10.409835        22,937.3516
  01/01/2007    to  12/31/2007       10.409835         10.763918        23,550.2192
  01/01/2008    to  12/31/2008       10.763918         10.895205        38,080.5389
  01/01/2009    to  12/31/2009       10.895205         10.776324        13,378.3100
  01/01/2010    to  12/31/2010       10.776324         10.631817        86,204.9433
  01/01/2011    to  12/31/2011       10.631817         10.489636        44,838.3451
  01/01/2012    to  12/31/2012       10.489636         10.348208        46,422.5729
  01/01/2013    to  12/31/2013       10.348208         10.209442        46,497.5339
  01/01/2014    to  12/31/2014       10.209442         10.072537        35,703.4447
============   ==== ==========       =========         =========        ===========
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.968418          9.983084             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.079356          4.901758        30,671.6410
  01/01/2006    to  12/31/2006        4.901758          4.958263        22,037.8744
  01/01/2007    to  12/31/2007        4.958263          5.448501        21,684.3567
  01/01/2008    to  12/31/2008        5.448501          3.410752        12,131.1105
  01/01/2009    to  12/31/2009        3.410752          4.696321        11,187.7300
  01/01/2010    to  12/31/2010        4.696321          5.157584        10,576.5569
  01/01/2011    to  12/31/2011        5.157584          5.099848         9,819.3700
  01/01/2012    to  12/31/2012        5.099848          5.813815        44,303.6648
  01/01/2013    to  12/31/2013        5.813815          7.842779        43,188.7203
  01/01/2014    to  12/31/2014        7.842779          8.414137        41,405.9787
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        4.421800          4.067773             0.0000
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.964511          8.650849         9,135.4025
  01/01/2006    to  12/31/2006        8.650849          9.185190        14,274.1171
  01/01/2007    to  12/31/2007        9.185190         10.356153        27,276.5866
  01/01/2008    to  12/31/2008       10.356153          5.523224        26,363.4789
  01/01/2009    to  12/31/2009        5.523224          7.830586        22,378.1600
  01/01/2010    to  12/31/2010        7.830586          8.451575        21,985.1238
  01/01/2011    to  12/31/2011        8.451575          8.223354        21,401.0719
  01/01/2012    to  04/27/2012        8.223354          9.252749             0.0000
============   ==== ==========       =========         =========        ===========
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.596153         11.213566         1,674.4920
  01/01/2008    to  12/31/2008       11.213566          6.492769         8,427.7368
  01/01/2009    to  12/31/2009        6.492769          8.306665        16,713.4700
  01/01/2010    to  12/31/2010        8.306665         10.764355        16,699.7572
  01/01/2011    to  12/31/2011       10.764355         10.911861        15,953.9538
  01/01/2012    to  12/31/2012       10.911861         11.937521        14,348.7984
  01/01/2013    to  12/31/2013       11.937521         17.475431        17,075.8718
  01/01/2014    to  12/31/2014       17.475431         17.402239        16,459.8584
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.715888         14.272851           164.9300
  01/01/2010    to  12/31/2010       14.272851         17.262501           166.7324
  01/01/2011    to  12/31/2011       17.262501         14.263425           170.1572
  01/01/2012    to  12/31/2012       14.263425         16.590546           715.8214
  01/01/2013    to  12/31/2013       16.590546         20.886040           708.2263
  01/01/2014    to  12/31/2014       20.886040         19.226484           605.1002
============   ==== ==========       =========         =========       ============
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.075275         14.358970             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.454225         14.863718       430,721.9936
============   ==== ==========       =========         =========       ============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       10.641979         11.171727        25,598.6171
  01/01/2007    to  12/31/2007       11.171727         11.673513         4,266.8475
  01/01/2008    to  12/31/2008       11.673513          9.138270        11,772.3717
  01/01/2009    to  12/31/2009        9.138270         11.081056        20,029.4600
  01/01/2010    to  12/31/2010       11.081056         12.124412        43,427.7375
  01/01/2011    to  12/31/2011       12.124412         12.174531       123,469.5305
  01/01/2012    to  12/31/2012       12.174531         13.320973       129,005.4667
  01/01/2013    to  12/31/2013       13.320973         14.335611        94,718.4005
  01/01/2014    to  04/25/2014       14.335611         14.455829             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       11.053287         11.618117             0.0000
  01/01/2007    to  12/31/2007       11.618117         12.172923        43,760.9971
  01/01/2008    to  12/31/2008       12.172923          8.836313        40,373.5789
  01/01/2009    to  12/31/2009        8.836313         10.991992       138,055.0700
  01/01/2010    to  12/31/2010       10.991992         12.189330       205,019.2148
  01/01/2011    to  12/31/2011       12.189330         12.012163       243,996.9382
  01/01/2012    to  12/31/2012       12.012163         13.319028       353,115.4360
  01/01/2013    to  12/31/2013       13.319028         15.009753       360,725.4851
  01/01/2014    to  04/25/2014       15.009753         15.078594             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.390936         15.946895       871,003.0925
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       11.522607         12.139303        18,964.6758
  01/01/2007    to  12/31/2007       12.139303         12.560382        76,442.6759
  01/01/2008    to  12/31/2008       12.560382          8.434069       108,109.9948
  01/01/2009    to  12/31/2009        8.434069         10.678805       277,266.1800
  01/01/2010    to  12/31/2010       10.678805         11.966977       511,893.9421
  01/01/2011    to  12/31/2011       11.966977         11.605793       642,495.2924
  01/01/2012    to  12/31/2012       11.605793         13.044413       916,692.6946
  01/01/2013    to  12/31/2013       13.044413         15.368619       882,541.1275
  01/01/2014    to  04/25/2014       15.368619         15.392644             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.865721         16.533677       458,231.2042
============   ==== ==========       =========         =========       ============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
  FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998521          7.036064             0.0000
  01/01/2009    to  12/31/2009        7.036064          8.923678        26,402.2600
  01/01/2010    to  12/31/2010        8.923678          9.688494        61,327.2768
  01/01/2011    to  12/31/2011        9.688494          9.390567        59,710.7302
  01/01/2012    to  12/31/2012        9.390567         10.757735        91,542.6272
  01/01/2013    to  04/26/2013       10.757735         11.583117             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.141850         12.799429         8,405.2601
  01/01/2007    to  12/31/2007       12.799429         13.220669        83,314.6223
  01/01/2008    to  12/31/2008       13.220669          8.103850       101,166.2288
  01/01/2009    to  12/31/2009        8.103850         10.401601       147,115.0400
  01/01/2010    to  12/31/2010       10.401601         11.851757       284,526.4258
  01/01/2011    to  12/31/2011       11.851757         11.240231       314,009.5471
  01/01/2012    to  12/31/2012       11.240231         12.831918       419,323.3156
  01/01/2013    to  12/31/2013       12.831918         15.940618       458,176.7673
  01/01/2014    to  04/25/2014       15.940618         15.878713             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       40.331611         40.926701        20,401.4603
  01/01/2006    to  12/31/2006       40.926701         45.197995        18,702.8858
  01/01/2007    to  12/31/2007       45.197995         46.424648        22,475.2538
  01/01/2008    to  12/31/2008       46.424648         35.564871        23,106.8279
  01/01/2009    to  12/31/2009       35.564871         41.510373        28,318.8100
  01/01/2010    to  12/31/2010       41.510373         44.966595        30,981.5245
  01/01/2011    to  12/31/2011       44.966595         45.322677        29,486.4679
  01/01/2012    to  12/31/2012       45.322677         49.768068        38,094.3157
  01/01/2013    to  12/31/2013       49.768068         58.282358        36,422.3007
  01/01/2014    to  12/31/2014       58.282358         62.310029        29,859.5925
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.060809         11.204316         2,703.3556
  01/01/2009    to  12/31/2009       11.204316         13.329536        18,676.7200
  01/01/2010    to  12/31/2010       13.329536         14.621046        45,031.4892
  01/01/2011    to  12/31/2011       14.621046         14.517566        84,221.6990
  01/01/2012    to  12/31/2012       14.517566         16.659056       178,731.1139
  01/01/2013    to  12/31/2013       16.659056         22.251706       347,815.8298
  01/01/2014    to  12/31/2014       22.251706         24.272023       331,331.1071
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998521          6.602419        26,131.3547
  01/01/2009    to  12/31/2009        6.602419          8.134820       155,170.6600
  01/01/2010    to  12/31/2010        8.134820          8.910481       231,643.8525
  01/01/2011    to  12/31/2011        8.910481          8.743166       257,983.1301
  01/01/2012    to  12/31/2012        8.743166          9.825655       360,235.5023
  01/01/2013    to  04/26/2013        9.825655         10.764832             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.201343         25.235390        18,277.8327
  01/01/2014    to  12/31/2014       25.235390         24.822195        18,625.1998
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.755826         15.983273         1,442.0523
  01/01/2006    to  12/31/2006       15.983273         18.074954         5,130.0476
  01/01/2007    to  04/27/2007       18.074954         19.653258             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
SUB-ACCOUNT
  (CLASS A))
  05/01/2006    to  12/31/2006       11.404984         12.083688             0.0000
  01/01/2007    to  04/27/2007       12.083688         13.349947             0.0000
============   ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.725111         15.731901        15,303.4099
  01/01/2008    to  12/31/2008       15.731901          9.575912        12,595.9905
  01/01/2009    to  12/31/2009        9.575912         12.920563        13,058.1400
  01/01/2010    to  12/31/2010       12.920563         15.661334        13,962.7437
  01/01/2011    to  12/31/2011       15.661334         14.636511        15,796.2828
  01/01/2012    to  12/31/2012       14.636511         15.202456        17,323.9617
  01/01/2013    to  04/26/2013       15.202456         16.486267             0.0000
============   ==== ==========       =========         =========        ===========
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.922534         18.834321            24.7713
  01/01/2011    to  12/31/2011       18.834321         15.483727            70.5781
  01/01/2012    to  12/31/2012       15.483727         15.668848           108.7130
  01/01/2013    to  12/31/2013       15.668848         17.121311            89.6837
  01/01/2014    to  12/31/2014       17.121311         13.712057            97.7475
============   ==== ==========       =========         =========        ===========
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       31.184935         33.886562        22,346.0000
  01/01/2006    to  12/31/2006       33.886562         38.249678        23,398.8829
  01/01/2007    to  12/31/2007       38.249678         39.406402        27,041.1047
  01/01/2008    to  12/31/2008       39.406402         23.536584        27,387.4448
  01/01/2009    to  12/31/2009       23.536584         30.611686        30,008.6900
  01/01/2010    to  12/31/2010       30.611686         33.770235        31,394.0155
  01/01/2011    to  12/31/2011       33.770235         31.925899        30,124.6959
  01/01/2012    to  12/31/2012       31.925899         35.496042        31,191.7733
  01/01/2013    to  12/31/2013       35.496042         46.761843        29,111.7711
  01/01/2014    to  12/31/2014       46.761843         50.954290        28,826.9886
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.269864         13.813260        30,042.8291
  01/01/2006    to  12/31/2006       13.813260         16.196699        31,774.6961
  01/01/2007    to  12/31/2007       16.196699         16.487731        47,126.5006
  01/01/2008    to  12/31/2008       16.487731         11.200418        42,008.7094
  01/01/2009    to  12/31/2009       11.200418         14.083534        34,467.8000
  01/01/2010    to  12/31/2010       14.083534         15.646421        34,072.3941
  01/01/2011    to  12/31/2011       15.646421         15.733660        30,205.8113
  01/01/2012    to  12/31/2012       15.733660         18.518014        28,475.9167
  01/01/2013    to  12/31/2013       18.518014         24.192047        27,982.0247
  01/01/2014    to  12/31/2014       24.192047         26.889416        27,449.3099
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       26.595869         27.577229            2,828.3804
  01/01/2007    to  12/31/2007       27.577229         31.434234          115,421.8992
  01/01/2008    to  12/31/2008       31.434234         19.221644          715,009.6271
  01/01/2009    to  12/31/2009       19.221644         27.148833        1,545,213.6600
  01/01/2010    to  12/31/2010       27.148833         30.111073        1,951,544.3757
  01/01/2011    to  12/31/2011       30.111073         27.230875        2,360,706.9305
  01/01/2012    to  12/31/2012       27.230875         33.124204        2,151,512.5307
  01/01/2013    to  12/31/2013       33.124204         42.469373        1,918,328.5888
  01/01/2014    to  12/31/2014       42.469373         43.127118        1,781,348.0115
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       34.141019         17.359619          128,398.7862
  01/01/2009    to  12/31/2009       17.359619         27.791217          285,238.4200
  01/01/2010    to  12/31/2010       27.791217         33.766257          374,600.0918
  01/01/2011    to  12/31/2011       33.766257         27.098326          530,978.9278
  01/01/2012    to  12/31/2012       27.098326         31.783772          505,333.7925
  01/01/2013    to  12/31/2013       31.783772         40.467197          449,155.5659
  01/01/2014    to  12/31/2014       40.467197         41.017471          426,988.6985
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      197.535160        114.724500           88,812.6981
  01/01/2009    to  12/31/2009      114.724500        158.744573          316,129.9600
  01/01/2010    to  12/31/2010      158.744573        186.992155          385,342.8880
  01/01/2011    to  12/31/2011      186.992155        177.660064          441,671.0729
  01/01/2012    to  12/31/2012      177.660064        207.872243          412,917.7934
  01/01/2013    to  12/31/2013      207.872243        268.425602          360,312.3104
  01/01/2014    to  12/31/2014      268.425602        289.089712          317,620.6670
============   ==== ==========      ==========        ==========        ==============
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.286482         10.684185        1,361,428.9118
  01/01/2013    to  12/31/2013       10.684185         11.786312        1,535,342.3901
  01/01/2014    to  12/31/2014       11.786312         12.557843        1,809,066.5992
============   ==== ==========      ==========        ==========        ==============
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996939          1.045087           70,451.7056
============   ==== ==========      ==========        ==========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.228705         11.689864         426,676.6445
  01/01/2013    to  12/31/2013       11.689864         11.209058         263,277.7880
  01/01/2014    to  12/31/2014       11.209058         11.570064         255,334.2578
============   ==== ==========       =========         =========       ==============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.039829         10.410249       2,697,436.0156
  01/01/2013    to  12/31/2013       10.410249         11.397572       2,767,733.1804
  01/01/2014    to  12/31/2014       11.397572         11.981635       2,760,188.9928
============   ==== ==========       =========         =========       ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       15.663107         19.836529           6,882.6900
  01/01/2010    to  12/31/2010       19.836529         22.793612          34,688.5541
  01/01/2011    to  12/31/2011       22.793612         23.153953          60,171.5013
  01/01/2012    to  12/31/2012       23.153953         26.781694          78,747.8867
  01/01/2013    to  12/31/2013       26.781694         29.062483          74,637.0218
  01/01/2014    to  12/31/2014       29.062483         29.795839          69,830.3494
============   ==== ==========       =========         =========       ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.596480          9.664852          28,107.9869
  01/01/2009    to  12/31/2009        9.664852         12.924645          55,859.2600
  01/01/2010    to  12/31/2010       12.924645         14.894193          69,534.4262
  01/01/2011    to  12/31/2011       14.894193         13.957319         116,913.6652
  01/01/2012    to  12/31/2012       13.957319         17.452720         139,410.0943
  01/01/2013    to  12/31/2013       17.452720         17.936526         137,689.9393
  01/01/2014    to  12/31/2014       17.936526         20.164386         119,951.7189
============   ==== ==========       =========         =========       ==============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.357803          6.697978          33,390.8316
  01/01/2012    to  12/31/2012        6.697978          7.878011         100,170.4875
  01/01/2013    to  12/31/2013        7.878011         11.384778         134,852.3795
  01/01/2014    to  12/31/2014       11.384778         13.434532         191,460.8426
============   ==== ==========       =========         =========       ==============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.450880         11.252589               0.0000
  01/01/2007    to  12/31/2007       11.252589         10.508421               0.0000
  01/01/2008    to  12/31/2008       10.508421          4.733504               0.0000
  01/01/2009    to  12/31/2009        4.733504          6.482034               0.0000
  01/01/2010    to  12/31/2010        6.482034          6.905494               0.0000
  01/01/2011    to  04/29/2011        6.905494          7.358257               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010821          1.052683         5,269,139.1647
  01/01/2013    to  12/31/2013        1.052683          1.064260         4,256,494.3592
  01/01/2014    to  12/31/2014        1.064260          1.115258         3,634,131.4959
============   ==== ==========       =========         =========         ==============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999384         10.521679           579,739.9902
  01/01/2006    to  12/31/2006       10.521679         12.119695         1,697,796.1691
  01/01/2007    to  12/31/2007       12.119695         11.728894         2,169,094.8117
  01/01/2008    to  12/31/2008       11.728894          7.460587         2,438,771.5344
  01/01/2009    to  12/31/2009        7.460587          9.372444         3,379,151.0800
  01/01/2010    to  12/31/2010        9.372444         10.684154         3,815,696.2173
  01/01/2011    to  12/31/2011       10.684154         10.447236         4,084,481.9537
  01/01/2012    to  12/31/2012       10.447236         12.280105         3,694,586.4378
  01/01/2013    to  12/31/2013       12.280105         16.501581         3,341,408.8812
  01/01/2014    to  12/31/2014       16.501581         17.903486         3,013,708.7222
============   ==== ==========       =========         =========         ==============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       24.662779         26.448796           490,973.4099
  01/01/2006    to  12/31/2006       26.448796         29.447995           662,850.1552
  01/01/2007    to  12/31/2007       29.447995         29.402077         1,301,952.7430
  01/01/2008    to  12/31/2008       29.402077         17.866591         1,225,254.2425
  01/01/2009    to  12/31/2009       17.866591         22.438514         1,398,467.4500
  01/01/2010    to  12/31/2010       22.438514         27.956089         1,357,147.3992
  01/01/2011    to  12/31/2011       27.956089         26.721557         1,380,557.8704
  01/01/2012    to  12/31/2012       26.721557         30.418743         1,233,629.6698
  01/01/2013    to  12/31/2013       30.418743         39.340980         1,071,274.3295
  01/01/2014    to  12/31/2014       39.340980         42.812427           913,919.8804
============   ==== ==========       =========         =========         ==============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.074683         14.521417         1,163,907.6929
  01/01/2006    to  12/31/2006       14.521417         16.539469         1,630,492.3250
  01/01/2007    to  04/27/2007       16.539469         17.659449                37.8149
============   ==== ==========       =========         =========         ==============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012875          1.054739         4,383,891.3263
  01/01/2013    to  12/31/2013        1.054739          1.161872         5,054,082.8206
  01/01/2014    to  12/31/2014        1.161872          1.233634         5,297,834.0377
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.537730         10.081143           48,227.1037
  01/01/2009    to  12/31/2009       10.081143         12.884855          187,789.7100
  01/01/2010    to  12/31/2010       12.884855         15.250261          228,604.4983
  01/01/2011    to  12/31/2011       15.250261         13.568232          327,917.9684
  01/01/2012    to  12/31/2012       13.568232         15.534613          320,020.0047
  01/01/2013    to  12/31/2013       15.534613         20.491463          278,402.5325
  01/01/2014    to  12/31/2014       20.491463         21.227412          262,741.9769
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.982788         18.115331          593,942.0975
  01/01/2006    to  12/31/2006       18.115331         19.625095          812,185.1196
  01/01/2007    to  12/31/2007       19.625095         20.753457        1,249,646.5175
  01/01/2008    to  12/31/2008       20.753457         16.766124        1,296,373.0439
  01/01/2009    to  12/31/2009       16.766124         22.760053        1,644,138.3700
  01/01/2010    to  12/31/2010       22.760053         25.518937        1,601,526.5968
  01/01/2011    to  12/31/2011       25.518937         26.457996        1,597,481.7382
  01/01/2012    to  12/31/2012       26.457996         29.659119        1,490,962.7160
  01/01/2013    to  12/31/2013       29.659119         31.786299        1,366,188.3972
  01/01/2014    to  12/31/2014       31.786299         33.072251        1,194,581.8241
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.074683         14.521417        1,163,907.6929
  01/01/2006    to  12/31/2006       14.521417         16.539469        1,630,492.3250
  01/01/2007    to  04/27/2007       16.539469         17.659449               37.8149
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988973          9.810073          461,828.7809
  01/01/2012    to  12/31/2012        9.810073         10.164603          730,258.0044
  01/01/2013    to  12/31/2013       10.164603         10.205755        1,115,644.1961
  01/01/2014    to  12/31/2014       10.205755         10.236643        1,216,165.4830
============   ==== ==========       =========         =========        ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.865757         12.334120           62,035.1085
  01/01/2011    to  12/31/2011       12.334120         12.201626          207,510.1290
  01/01/2012    to  12/31/2012       12.201626         13.840229          218,341.4411
  01/01/2013    to  12/31/2013       13.840229         13.879328          238,402.8564
  01/01/2014    to  12/31/2014       13.879328         13.932760          238,473.9068
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.576274         13.226383            7,685.9274
  01/01/2007    to  12/31/2007       13.226383         13.506007           38,230.6134
  01/01/2008    to  12/31/2008       13.506007          7.933951           92,607.1210
  01/01/2009    to  12/31/2009        7.933951         10.445469          183,064.4800
  01/01/2010    to  12/31/2010       10.445469         12.078159          351,818.2253
  01/01/2011    to  12/31/2011       12.078159         11.295716          718,956.0067
  01/01/2012    to  12/31/2012       11.295716         13.087813          716,250.8809
  01/01/2013    to  12/31/2013       13.087813         16.822969          609,836.9806
  01/01/2014    to  12/31/2014       16.822969         17.546948          602,963.4181
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.066949         10.580032        5,614,676.2724
  01/01/2013    to  12/31/2013       10.580032         12.009081        6,399,266.3324
  01/01/2014    to  12/31/2014       12.009081         13.069351        6,371,848.6280
============   ==== ==========       =========         =========        ==============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.831602         11.375594           34,243.0820
  01/01/2014    to  12/31/2014       11.375594         12.336203           43,627.3726
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.670277          6.298446           56,672.7595
  01/01/2009    to  12/31/2009        6.298446         10.561510          206,534.4900
  01/01/2010    to  12/31/2010       10.561510         12.962358          496,057.8335
  01/01/2011    to  12/31/2011       12.962358         10.459346          818,891.9583
  01/01/2012    to  12/31/2012       10.459346         12.342359          833,033.9145
  01/01/2013    to  12/31/2013       12.342359         11.639967          904,764.6164
  01/01/2014    to  12/31/2014       11.639967         10.799666          901,793.1507
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.476939         13.262117          223,481.0883
  01/01/2006    to  12/31/2006       13.262117         16.659892          383,514.6758
  01/01/2007    to  12/31/2007       16.659892         18.732425          412,686.1474
  01/01/2008    to  12/31/2008       18.732425         10.715626          389,609.2502
  01/01/2009    to  12/31/2009       10.715626         13.992803          554,654.9600
  01/01/2010    to  12/31/2010       13.992803         15.472122          886,066.9664
  01/01/2011    to  12/31/2011       15.472122         13.711486        1,211,428.9095
  01/01/2012    to  12/31/2012       13.711486         15.882198        1,236,092.6195
  01/01/2013    to  12/31/2013       15.882198         18.799136        1,170,104.5540
  01/01/2014    to  12/31/2014       18.799136         17.362032        1,111,448.0348
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.004177         10.384527         237,197.1750
  01/01/2006    to  12/31/2006       10.384527         11.169913         430,950.2706
  01/01/2007    to  12/31/2007       11.169913         13.689130         524,953.1286
  01/01/2008    to  12/31/2008       13.689130          7.234631         680,126.2025
  01/01/2009    to  12/31/2009        7.234631         11.293016       1,032,212.3400
  01/01/2010    to  12/31/2010       11.293016         14.805095       1,166,390.5253
  01/01/2011    to  12/31/2011       14.805095         13.677570       1,357,853.9607
  01/01/2012    to  12/31/2012       13.677570         14.834876       1,399,763.6433
  01/01/2013    to  12/31/2013       14.834876         20.469844       1,199,007.3321
  01/01/2014    to  12/31/2014       20.469844         20.522979       1,050,830.0068
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.148999         17.818958          82,759.8940
  01/01/2006    to  12/31/2006       17.818958         20.578063         261,574.7120
  01/01/2007    to  12/31/2007       20.578063         21.702370         296,119.1985
  01/01/2008    to  12/31/2008       21.702370         12.803765         305,098.1533
  01/01/2009    to  12/31/2009       12.803765         17.766116         380,742.8100
  01/01/2010    to  12/31/2010       17.766116         20.441823         445,261.6229
  01/01/2011    to  12/31/2011       20.441823         18.584090         508,312.0491
  01/01/2012    to  12/31/2012       18.584090         22.350204         456,291.7554
  01/01/2013    to  12/31/2013       22.350204         28.197759         891,823.3163
  01/01/2014    to  12/31/2014       28.197759         28.586657         810,343.1860
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON
VARIABLE
  INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       17.287657         19.201376         138,447.2631
  01/01/2007    to  12/31/2007       19.201376         19.504434         341,501.4023
  01/01/2008    to  12/31/2008       19.504434         11.165146         350,501.9391
  01/01/2009    to  12/31/2009       11.165146         14.528486         313,554.0700
  01/01/2010    to  12/31/2010       14.528486         15.486188         276,404.3857
  01/01/2011    to  04/29/2011       15.486188         17.314546               0.0000
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.999178          6.598796         194,297.6274
  01/01/2009    to  12/31/2009        6.598796          8.685982         598,369.2000
  01/01/2010    to  12/31/2010        8.685982          9.281343         842,644.6228
  01/01/2011    to  12/31/2011        9.281343          8.576824       1,358,238.7721
  01/01/2012    to  12/31/2012        8.576824         10.403405       1,199,197.7226
  01/01/2013    to  04/26/2013       10.403405         11.082787               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999897          1.040246           10,509.9099
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.187902         13.538788          239,633.7400
  01/01/2010    to  12/31/2010       13.538788         14.480541          891,588.0087
  01/01/2011    to  12/31/2011       14.480541         15.973804        1,652,421.8527
  01/01/2012    to  12/31/2012       15.973804         17.301537        1,826,233.6915
  01/01/2013    to  12/31/2013       17.301537         15.579553        2,004,716.0016
  01/01/2014    to  12/31/2014       15.579553         15.910517        1,928,789.9041
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.400896         12.585142          548,983.1698
  01/01/2006    to  12/31/2006       12.585142         13.055683          982,969.6644
  01/01/2007    to  12/31/2007       13.055683         13.937788        1,258,127.3388
  01/01/2008    to  12/31/2008       13.937788         13.890031        2,096,965.8015
  01/01/2009    to  12/31/2009       13.890031         16.271687        5,396,112.7600
  01/01/2010    to  12/31/2010       16.271687         17.469642        7,345,212.8958
  01/01/2011    to  12/31/2011       17.469642         17.889021        8,932,619.4338
  01/01/2012    to  12/31/2012       17.889021         19.400688        8,957,271.2215
  01/01/2013    to  12/31/2013       19.400688         18.886921        9,334,457.2755
  01/01/2014    to  12/31/2014       18.886921         19.531577        8,407,983.5301
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.742610         21.415937            7,647.1002
  01/01/2007    to  12/31/2007       21.415937         22.318898           13,493.4195
  01/01/2008    to  12/31/2008       22.318898         14.877925           61,129.3000
  01/01/2009    to  12/31/2009       14.877925         18.293829          776,787.8500
  01/01/2010    to  12/31/2010       18.293829         21.102605          817,082.4096
  01/01/2011    to  12/31/2011       21.102605         19.992808          906,280.7416
  01/01/2012    to  12/31/2012       19.992808         21.944114          879,518.5228
  01/01/2013    to  12/31/2013       21.944114         28.984171          758,739.8556
  01/01/2014    to  12/31/2014       28.984171         31.977324          613,624.0862
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2005    to  12/31/2005       11.586807         12.133369          942,286.1392
  01/01/2006    to  12/31/2006       12.133369         13.227270        1,439,957.2257
  01/01/2007    to  12/31/2007       13.227270         13.085545        1,373,736.6718
  01/01/2008    to  12/31/2008       13.085545          7.739971        1,221,338.4914
  01/01/2009    to  05/01/2009        7.739971          7.669640                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.586500         20.433310            3,072.2146
  01/01/2007    to  12/31/2007       20.433310         21.627720           23,955.6870
  01/01/2008    to  12/31/2008       21.627720         19.159924           52,032.2972
  01/01/2009    to  12/31/2009       19.159924         25.308901          106,344.9800
  01/01/2010    to  12/31/2010       25.308901         28.178251          135,916.0626
  01/01/2011    to  12/31/2011       28.178251         28.983105          146,991.7794
  01/01/2012    to  12/31/2012       28.983105         32.109391          144,608.0081
  01/01/2013    to  12/31/2013       32.109391         32.361763          140,978.1266
  01/01/2014    to  12/31/2014       32.361763         33.592200          143,195.6108
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.843366         11.059155          359,422.5280
  01/01/2013    to  12/31/2013       11.059155         10.480456          295,973.5911
  01/01/2014    to  12/31/2014       10.480456         11.188176          299,728.1415
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.217908         10.802310           35,415.6641
  01/01/2014    to  12/31/2014       10.802310         11.648044           52,718.3218
============   ==== ==========       =========         =========        ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010854          1.072932        2,024,750.5556
  01/01/2013    to  12/31/2013        1.072932          1.172586        2,323,978.5366
  01/01/2014    to  12/31/2014        1.172586          1.253893        2,120,257.6358
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.013851         10.851603          643,739.6800
  01/01/2010    to  12/31/2010       10.851603         12.088701        1,788,208.2271
  01/01/2011    to  12/31/2011       12.088701         12.125858        3,286,416.3129
  01/01/2012    to  12/31/2012       12.125858         13.580706        3,387,804.2990
  01/01/2013    to  12/31/2013       13.580706         15.222275        3,199,248.7453
  01/01/2014    to  12/31/2014       15.222275         15.986621        3,021,807.8752
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.297643         10.284339           72,941.4000
  01/01/2010    to  12/31/2010       10.284339         11.652242          148,333.2211
  01/01/2011    to  12/31/2011       11.652242         11.319128          290,686.8021
  01/01/2012    to  12/31/2012       11.319128         12.922873          228,826.7327
  01/01/2013    to  12/31/2013       12.922873         15.144315          199,574.1125
  01/01/2014    to  12/31/2014       15.144315         15.839684          181,720.5155
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       51.209751         52.552136         461,008.0677
  01/01/2006    to  12/31/2006       52.552136         61.437036         643,585.2878
  01/01/2007    to  12/31/2007       61.437036         63.244835         688,420.8500
  01/01/2008    to  12/31/2008       63.244835         39.966454         797,761.5907
  01/01/2009    to  12/31/2009       39.966454         46.964170       1,240,136.8500
  01/01/2010    to  12/31/2010       46.964170         54.546339       1,290,934.3945
  01/01/2011    to  12/31/2011       54.546339         51.968588       1,293,224.6989
  01/01/2012    to  12/31/2012       51.968588         60.851262       1,144,032.5578
  01/01/2013    to  12/31/2013       60.851262         80.795802         971,123.1156
  01/01/2014    to  12/31/2014       80.795802         90.842008         837,827.9584
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
  AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       54.106461         56.511006          11,783.4382
  01/01/2006    to  12/31/2006       56.511006         65.014278          15,186.3787
  01/01/2007    to  12/31/2007       65.014278         60.629326          15,453.6088
  01/01/2008    to  12/31/2008       60.629326         36.888955          10,640.6717
  01/01/2009    to  12/31/2009       36.888955         47.528513           9,044.0500
  01/01/2010    to  04/30/2010       47.528513         50.887032               0.0000
============   ==== ==========       =========         =========       ==============
 WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
  (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.612670          9.151817          53,439.7000
  01/01/2010    to  12/31/2010        9.151817         10.206597         161,137.0625
  01/01/2011    to  12/31/2011       10.206597         10.148253         352,970.0614
  01/01/2012    to  12/31/2012       10.148253         11.413805         368,473.3024
  01/01/2013    to  12/31/2013       11.413805         15.200037         345,172.3161
  01/01/2014    to  12/31/2014       15.200037         17.110194         300,933.6489
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.758130         17.224227               0.0000
  01/01/2006    to  12/31/2006       17.224227         19.870077               0.0000
  01/01/2007    to  12/31/2007       19.870077         21.706564               0.0000
  01/01/2008    to  12/31/2008       21.706564         12.012697               0.0000
  01/01/2009    to  12/31/2009       12.012697         14.532389               0.0000
  01/01/2010    to  12/31/2010       14.532389         15.413376               0.0000
  01/01/2011    to  12/31/2011       15.413376         12.218542               0.0000
  01/01/2012    to  12/31/2012       12.218542         14.475421               0.0000
  01/01/2013    to  12/31/2013       14.475421         16.542130               0.0000
  01/01/2014    to  12/31/2014       16.542130         15.869647               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       18.479894         17.788213        16,245.5275
  01/01/2014    to  12/31/2014       17.788213         18.619216        75,982.7164
============   ==== ==========       =========         =========       ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       51.809276         52.255738         4,426.9598
  01/01/2006    to  12/31/2006       52.255738         54.012009        36,378.8557
  01/01/2007    to  12/31/2007       54.012009         56.834530        80,833.0696
  01/01/2008    to  12/31/2008       56.834530         54.341362       178,957.5508
  01/01/2009    to  12/31/2009       54.341362         58.888335       448,467.2100
  01/01/2010    to  12/31/2010       58.888335         63.164509       612,021.7973
  01/01/2011    to  12/31/2011       63.164509         66.645921       704,779.7831
  01/01/2012    to  12/31/2012       66.645921         70.961806       710,023.2339
  01/01/2013    to  12/31/2013       70.961806         69.721894       768,011.9422
  01/01/2014    to  12/31/2014       69.721894         73.913300       769,164.9139
============   ==== ==========       =========         =========       ============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       24.256070         30.719201         2,555.6900
  01/01/2010    to  12/31/2010       30.719201         36.532700        24,218.6293
  01/01/2011    to  12/31/2011       36.532700         33.016457        53,784.9623
  01/01/2012    to  12/31/2012       33.016457         37.478142        46,700.3759
  01/01/2013    to  12/31/2013       37.478142         49.927027        42,986.9582
  01/01/2014    to  12/31/2014       49.927027         53.963219        37,287.5487
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.239069         10.391647        32,935.6107
  01/01/2006    to  12/31/2006       10.391647         10.783605        77,106.6454
  01/01/2007    to  12/31/2007       10.783605         11.217860        84,984.4600
  01/01/2008    to  12/31/2008       11.217860         11.423196       546,868.7132
  01/01/2009    to  12/31/2009       11.423196         11.366551       546,842.4700
  01/01/2010    to  12/31/2010       11.366551         11.281618       426,185.2465
  01/01/2011    to  12/31/2011       11.281618         11.197551       607,796.6919
  01/01/2012    to  12/31/2012       11.197551         11.113425       908,476.3753
  01/01/2013    to  12/31/2013       11.113425         11.030384       728,369.8744
  01/01/2014    to  12/31/2014       11.030384         10.947964       427,029.1627
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       10.203516         10.238536             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.203893          5.071509         324,784.4657
  01/01/2006    to  12/31/2006        5.071509          5.160765         278,297.5831
  01/01/2007    to  12/31/2007        5.160765          5.705338         242,133.0605
  01/01/2008    to  12/31/2008        5.705338          3.593145         194,990.8094
  01/01/2009    to  12/31/2009        3.593145          4.977215         154,627.8100
  01/01/2010    to  12/31/2010        4.977215          5.498935         133,035.8132
  01/01/2011    to  12/31/2011        5.498935          5.470033         112,116.6574
  01/01/2012    to  12/31/2012        5.470033          6.273534       1,461,793.9969
  01/01/2013    to  12/31/2013        6.273534          8.513833       1,270,336.9349
  01/01/2014    to  12/31/2014        8.513833          9.189043       1,029,826.4831
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        4.547654          4.191750               0.0000
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.168753          8.908036         153,599.9762
  01/01/2006    to  12/31/2006        8.908036          9.515033         554,095.5238
  01/01/2007    to  12/31/2007        9.515033         10.792948         768,446.1358
  01/01/2008    to  12/31/2008       10.792948          5.791039         900,083.3074
  01/01/2009    to  12/31/2009        5.791039          8.259672       1,009,661.4600
  01/01/2010    to  12/31/2010        8.259672          8.968292       1,001,346.6093
  01/01/2011    to  12/31/2011        8.968292          8.778521         944,014.1486
  01/01/2012    to  04/27/2012        8.778521          9.896718               0.0000
============   ==== ==========       =========         =========       ==============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       12.021354         11.671674          73,304.7648
  01/01/2008    to  12/31/2008       11.671674          6.798931         228,860.1449
  01/01/2009    to  12/31/2009        6.798931          8.750714         406,267.0000
  01/01/2010    to  12/31/2010        8.750714         11.407917         391,535.3807
  01/01/2011    to  12/31/2011       11.407917         11.633706         379,838.4934
  01/01/2012    to  12/31/2012       11.633706         12.804206         333,754.2216
  01/01/2013    to  12/31/2013       12.804206         18.856850         293,329.4320
  01/01/2014    to  12/31/2014       18.856850         18.890923         271,048.2078
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.748764         14.373364             2,057.7600
  01/01/2010    to  12/31/2010       14.373364         17.488516             8,814.1684
  01/01/2011    to  12/31/2011       17.488516         14.537075            29,330.9036
  01/01/2012    to  12/31/2012       14.537075         17.011090            30,685.7693
  01/01/2013    to  12/31/2013       17.011090         21.544221            34,489.5374
  01/01/2014    to  12/31/2014       21.544221         19.951771            32,779.2561
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.856331         15.217424            31,854.2414
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.300818         15.798304        24,883,349.8262
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.737551         11.316984            40,127.8975
  01/01/2007    to  12/31/2007       11.316984         11.896838           293,692.9684
  01/01/2008    to  12/31/2008       11.896838          9.369355         1,147,730.7307
  01/01/2009    to  12/31/2009        9.369355         11.429610         3,120,627.1300
  01/01/2010    to  12/31/2010       11.429610         12.580994         4,485,843.9423
  01/01/2011    to  12/31/2011       12.580994         12.708831         5,811,058.1234
  01/01/2012    to  12/31/2012       12.708831         13.989693         6,104,885.1134
  01/01/2013    to  12/31/2013       13.989693         15.145850         5,327,614.2044
  01/01/2014    to  04/25/2014       15.145850         15.301761                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       11.152541         11.769167           144,471.8739
  01/01/2007    to  12/31/2007       11.769167         12.405794         1,547,641.4716
  01/01/2008    to  12/31/2008       12.405794          9.059783         4,402,404.8181
  01/01/2009    to  12/31/2009        9.059783         11.337773        11,572,951.8000
  01/01/2010    to  12/31/2010       11.337773         12.648378        17,213,142.7517
  01/01/2011    to  12/31/2011       12.648378         12.539376        22,850,340.3817
  01/01/2012    to  12/31/2012       12.539376         13.987689        22,738,467.6770
  01/01/2013    to  12/31/2013       13.987689         15.858125        21,855,407.1383
  01/01/2014    to  04/25/2014       15.858125         15.961007                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       16.292497         16.949695        60,668,729.7830
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       11.626062         12.297115           543,879.6075
  01/01/2007    to  12/31/2007       12.297115         12.800657         7,308,287.8819
  01/01/2008    to  12/31/2008       12.800657          8.647387        17,369,217.0809
  01/01/2009    to  12/31/2009        8.647387         11.014776        37,574,133.3800
  01/01/2010    to  12/31/2010       11.014776         12.417689        55,018,015.7600
  01/01/2011    to  12/31/2011       12.417689         12.115225        73,561,593.6192
  01/01/2012    to  12/31/2012       12.115225         13.699349        70,770,856.6821
  01/01/2013    to  12/31/2013       13.699349         16.237335        66,609,343.4881
  01/01/2014    to  04/25/2014       16.237335         16.293501                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       16.795185         17.573471        17,706,782.2327
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
  FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.999178          7.065226         2,576,531.0633
  01/01/2009    to  12/31/2009        7.065226          9.014573         7,023,174.6400
  01/01/2010    to  12/31/2010        9.014573          9.846029         7,571,502.8556
  01/01/2011    to  12/31/2011        9.846029          9.600586         7,662,495.4369
  01/01/2012    to  12/31/2012        9.600586         11.064844         7,037,379.6124
  01/01/2013    to  04/26/2013       11.064844         11.936526                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.250851         12.965813           349,594.8343
  01/01/2007    to  12/31/2007       12.965813         13.473571         4,596,311.0776
  01/01/2008    to  12/31/2008       13.473571          8.308846        11,850,969.1748
  01/01/2009    to  12/31/2009        8.308846         10.728906        17,783,955.9800
  01/01/2010    to  12/31/2010       10.728906         12.298184        17,478,805.3616
  01/01/2011    to  12/31/2011       12.298184         11.733688        17,307,721.2005
  01/01/2012    to  12/31/2012       11.733688         13.476264        15,871,936.5407
  01/01/2013    to  12/31/2013       13.476264         16.841751        19,854,127.2630
  01/01/2014    to  04/25/2014       16.841751         16.808108                 0.0000
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       44.845307         45.780077         318,964.5412
  01/01/2006    to  12/31/2006       45.780077         50.861249         469,382.0549
  01/01/2007    to  12/31/2007       50.861249         52.557687         520,668.7756
  01/01/2008    to  12/31/2008       52.557687         40.506556         534,683.3501
  01/01/2009    to  12/31/2009       40.506556         47.562625         771,256.7500
  01/01/2010    to  12/31/2010       47.562625         51.832627         839,746.3649
  01/01/2011    to  12/31/2011       51.832627         52.556705         851,515.5201
  01/01/2012    to  12/31/2012       52.556705         58.060696         821,117.5535
  01/01/2013    to  12/31/2013       58.060696         68.402678         746,959.4249
  01/01/2014    to  12/31/2014       68.402678         73.569762         663,224.4947
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.031416         11.929935         112,422.7509
  01/01/2009    to  12/31/2009       11.929935         14.278214         591,530.4900
  01/01/2010    to  12/31/2010       14.278214         15.755817       1,041,278.4792
  01/01/2011    to  12/31/2011       15.755817         15.738260       1,576,271.4829
  01/01/2012    to  12/31/2012       15.738260         18.169038       1,688,873.2096
  01/01/2013    to  12/31/2013       18.169038         24.414520       4,740,470.2794
  01/01/2014    to  12/31/2014       24.414520         26.791449       4,106,111.2204
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.999178          6.629807       1,013,897.8938
  01/01/2009    to  12/31/2009        6.629807          8.217717       4,117,560.3000
  01/01/2010    to  12/31/2010        8.217717          9.055407       5,939,235.5031
  01/01/2011    to  12/31/2011        9.055407          8.938740       7,224,239.3849
  01/01/2012    to  12/31/2012        8.938740         10.106197       6,887,866.6733
  01/01/2013    to  04/26/2013       10.106197         11.093316               0.0000
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       21.817484         27.364523         281,161.7877
  01/01/2014    to  12/31/2014       27.364523         27.078498         272,330.9334
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       15.544249         16.938261          26,016.2833
  01/01/2006    to  12/31/2006       16.938261         19.269859          87,015.7898
  01/01/2007    to  04/27/2007       19.269859         20.993498              15.9049
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
SUB-ACCOUNT
  (CLASS A))
  05/01/2006    to  12/31/2006       11.476032         12.207428         3,110.8844
  01/01/2007    to  04/27/2007       12.207428         13.513024             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       18.326134         16.331021       141,158.0232
  01/01/2008    to  12/31/2008       16.331021         10.000736       153,661.7040
  01/01/2009    to  12/31/2009       10.000736         13.574967       268,655.3000
  01/01/2010    to  12/31/2010       13.574967         16.553455       337,442.6816
  01/01/2011    to  12/31/2011       16.553455         15.563210       422,287.9979
  01/01/2012    to  12/31/2012       15.563210         16.262808       427,911.6519
  01/01/2013    to  04/26/2013       16.262808         17.669828             0.0000
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       16.067099         19.081068        27,988.7151
  01/01/2011    to  12/31/2011       19.081068         15.780894       138,638.5569
  01/01/2012    to  12/31/2012       15.780894         16.066207       164,264.1757
  01/01/2013    to  12/31/2013       16.066207         17.661162       154,693.5665
  01/01/2014    to  12/31/2014       17.661162         14.229719       176,559.5716
============   ==== ==========       =========         =========       ============
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       33.147513         36.235212       201,353.3958
  01/01/2006    to  12/31/2006       36.235212         41.146130       374,178.4001
  01/01/2007    to  12/31/2007       41.146130         42.646984       424,999.6679
  01/01/2008    to  12/31/2008       42.646984         25.626326       530,040.7806
  01/01/2009    to  12/31/2009       25.626326         33.530186       778,720.9000
  01/01/2010    to  12/31/2010       33.530186         37.212283       857,654.3451
  01/01/2011    to  12/31/2011       37.212283         35.391288       886,967.2150
  01/01/2012    to  12/31/2012       35.391288         39.586936       806,331.3751
  01/01/2013    to  12/31/2013       39.586936         52.464675       692,401.1383
  01/01/2014    to  12/31/2014       52.464675         57.512424       578,436.6804
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.403715         14.036301         510,253.9428
  01/01/2006    to  12/31/2006       14.036301         16.556958         849,831.1295
  01/01/2007    to  12/31/2007       16.556958         16.956462         976,727.4118
  01/01/2008    to  12/31/2008       16.956462         11.588513         846,635.5607
  01/01/2009    to  12/31/2009       11.588513         14.659227         715,113.6300
  01/01/2010    to  12/31/2010       14.659227         16.383923         625,597.4743
  01/01/2011    to  12/31/2011       16.383923         16.574225         534,414.7917
  01/01/2012    to  12/31/2012       16.574225         19.625297         445,037.6066
  01/01/2013    to  12/31/2013       19.625297         25.792777         376,741.9513
  01/01/2014    to  12/31/2014       25.792777         28.841129         292,818.8167
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund) (closed effective May 1, 2004); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1,
2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and (e) Putnam Variable Trust (Class IB): Putnam VT Equity Income Fund (closed effective April 28, 2008).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Metropolitan Series Fund:
T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following Investment Portfolios were merged: Met Investors Series Trust: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio; and Met Investors Series Trust: J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Metropolitan Series Fund: Met/Putnam Voyager Portfolio merged into Metropolitan Series Fund:
Jennison Growth Portfolio; and Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund: BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Metropolitan Series Fund: MFS (Reg. TM) Investors Trust Series (closed effective May 1, 2003) merged into Met Investors Series
Trust: Legg Mason Value Equity Portfolio (Class B).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Met Investors Series Trust: Lord Abbett America's Value Portfolio (Class B) of merged into Met Investors Series Trust:
Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B); (b) Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B); and (c) Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class
A).


Effective as of May 4, 2009, Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class A).


Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28,
2008) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
  B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B); and


o Metropolitan Series Fund: Oppenheimer Global Equity Portfolio (Class B) merged into Met Investors Series Trust: Met/

  Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


Effective as of April 28, 2014:


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B)


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B)


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B)

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST - GMIB MAX PORTFOLIOS (CLASS B)



Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife. The following Class B portfolios are available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios and the Investment Portfolio listed below under "Metropolitan Series Fund - GMIB Max Portfolio." (See "Purchase -

Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO (formerly AllianceBernstein Global Dynamic Allocation Portfolio)



SUBADVISER: AllianceBernstein L.P.



INVESTMENT OBJECTIVE: The AB Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO


SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.


PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


METROPOLITAN SERIES FUND - GMIB MAX PORTFOLIO (CLASS G)



Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife, is the investment adviser to the portfolios. The following Class G portfolio is available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among this Investment Portfolio and the Investment Portfolios listed above under "Met Investors Series Trust - GMIB Max Portfolios." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") This Investment Portfolio is also available for investment if you do not elect a GMIB Max rider.



BARCLAYS AGGREGATE BOND INDEX PORTFOLIO


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2)


American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B or, as noted, Class A portfolios are available under the contract:


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


INVESCO COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.



INVESCO MID CAP VALUE PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.



INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


JPMORGAN SMALL CAP VALUE PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Small Cap Value Portfolio seeks long-term capital growth.

LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.


OPPENHEIMER GLOBAL EQUITY PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

WMC LARGE CAP RESEARCH PORTFOLIO


SUBADVISER:Wellington Management Company LLP



INVESTMENT OBJECTIVE: The WMC Large Cap Research Portfolio seeks long-term capital appreciation.


METROPOLITAN SERIES FUND


In addition to the Metropolitan Series Fund portfolio listed above, the following portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.


BLACKROCK CAPITAL APPRECIATION PORTFOLIO (CLASS A)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Capital Appreciation Portfolio seeks long-term growth of capital.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


JENNISON GROWTH PORTFOLIO


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")

WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E)


SUBADVISER: Wellington Management Company LLP



INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:



METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B)



INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.



SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth ETF Portfolio seeks growth of capital.



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Net Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Net Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Net Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,008          $ 8,008
    3                                $2,000           $ 6,015          $ 6,015
    4*           $ 6,000             $3,000           $ 9,020          $ 3,020         $6,000
    5                                $3,000           $ 6,027          $    22         $6,005
    6                                $3,000           $ 3,032                0         $3,032
    7                                $3,000           $    35                0         $   35
    8                                $   35                 0                0              0

* At the beginning of the 4th month, a $6,000 Net Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Net Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,020 in the 1st Payment Bucket ($6,015 (1st Payment Bucket Account Value from the 3rd month) + $5 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,020). The total EDCA Account Value at the beginning of the 4th month is $9,020 ($3,020 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,020).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Net Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Net Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Net Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,018          $20,018
    3                                $2,000           $18,035          $18,035
    4                                $2,000           $16,050          $16,050
    5                                $2,000           $14,063          $14,063
    6*     $12,000                   $3,000           $23,075          $11,075         $12,000
    7                                $3,000           $20,094          $ 8,084         $12,010
    8                                $3,000           $17,111          $ 5,091         $12,020
    9                                $3,000           $14,125          $ 2,095         $12,030
   10                                $3,000           $11,137                0         $11,137
   11                                $3,000           $ 8,146                0         $ 8,146
   12                                $3,000           $ 5,153                0         $ 5,153
   13                                $3,000           $ 2,157                0         $ 2,157
   14                                $2,159                 0                0               0

* At the beginning of the 6th month, a $12,000 Net Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Net Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,075 in the 1st Payment Bucket ($14,063 (1st Payment Bucket Account Value from the 5th month) + $12 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,075). The total EDCA Account Value at the beginning of the 6th month is $23,075 ($11,075 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,075).

APPENDIX D

DESCRIPTION OF GMIB I

The Guaranteed Minimum Income Benefit (GMIB) I rider was only offered under the contracts issued from May 21, 2001 through June 28, 2002. If you elected the GMIB I under your contract, you may not terminate it. You may exercise the GMIB I after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. The "Highest Anniversary Value" is increased by additional Purchase Payments and will be reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the Account Value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each partial withdrawal in a Contract Year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


         (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(c)    An amount equal to premium and other taxes.


THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB I RIDER.


OWNERSHIP. While the GMIB I rider is in effect, the Owner (or Joint Owners) and Annuitant (or joint Annuitants) must be the same. If a non-natural person owns the contract, then the Annuitant will be deemed to be the Owner in determining the Income Base and GMIB payments. If Joint Owners are named, the age of the older Owner will be used to determine the Income Base.


EXERCISING THE GMIB I RIDER. When you elect to receive Annuity Payments under the GMIB I, you have your choice of two fixed annuity options:


o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or


o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:


o The date you elect to receive Annuity Payments either under the GMIB I rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your Account Value;


     o Death of the Owner or death of the Annuitant if a non-natural person owns the contract; or

o  Change of the Owner, for any reason, unless we otherwise agree.


MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB I rider.


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider as described above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.

APPENDIX E

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB. These examples use the annual increase rate for the GMIB Max IV rider, 5%. For GMIB Max III, LIS Plus II, and LIS the annual increase rate is also 5%. Based on the date a contract was issued with the LIS Plus I rider, the annual increase rate for LIS Plus I is 5% or 6%. We may refer to "LIS" riders as "GMIB" riders. (See "Living Benefits - Guaranteed Income Benefits" for more information.)


These examples also use the dollar-for-dollar withdrawal percentages for the GMIB Max IV rider: 4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary. Under the GMIB Max IV, the 4.5% or 5% dollar-for-dollar withdrawal percentage is determined by when the first withdrawal is taken; once determined, the 4.5% or 5% dollar-for-dollar withdrawal percentage will never increase or decrease. For GMIB Max III, LIS Plus II, LIS Plus I and LIS, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken. Example (7) shows how required minimum distributions affect the Income Base when a GMIB rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).



The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALTIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


As noted above, these examples use the dollar-for-dollar withdrawal percentage for the GMIB Max IV rider (4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary). For GMIB Max III, LIS Plus II, LIS Plus I and LIS, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken.


(A) IF FIRST WITHDRAWAL IS TAKEN BEFORE THE FIFTH CONTRACT ANNIVERSARY


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 4.5%
    --------------------------------------------------------------------------
      of the Annual Increase Amount from the prior contract anniversary
      -----------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume that during the first Contract Year, $4,500 is withdrawn. Because the withdrawal is less than or equal to 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,500 ($100,000 increased by 5% per year, compounded annually, less $4,500 = $100,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,525 ($100,500 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 4.5% of the Annual
    ---------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an Account Value of $90,000). Because the withdrawal is greater than 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year - for example, a $4,500 withdrawal and a $5,500 withdrawal instead of a single $10,000 withdrawal
      - and those withdrawals total more than 4.5% of the Annual Increase
      Amount
     from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(B) IF FIRST WITHDRAWAL IS TAKEN ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year, $6,381 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount at the sixth contract anniversary is reduced by the withdrawal on a dollar-for-dollar basis to $127,628 ($127,628 increased by 5% per year, compounded annually, less $6,381 = $127,628). Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $134,010 ($127,628 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year (with the Account Value equal to $100,000), $10,000 is withdrawn (leaving the Account Value after the withdrawal equal to $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($127,628) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the Annual Increase Amount on the sixth contract anniversary is $114,865 ($127,628 x 10% = $12,763; $127,628 -
      $12,763 = $114,865). (If multiple withdrawals are made during a Contract Year -

    for example, a $4,000 withdrawal and a $6,000 withdrawal instead of a single $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $120,609 ($114,865 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider, which has an annual increase rate of 5%. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges -

     "the Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $145,000 and the Highest Anniversary Value is $140,000. The Highest Anniversary Value is set equal to the Account Value ($145,000). See section (4) below for an example of the exercise of the GMIB Max IV rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Max IV rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($145,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields Annuity Payments of $492 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $570; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $674.)


    The above example uses the GMIB Annuity Table for the GMIB Max IV rider and does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

[GRAPHIC APPEARS HERE]






    With the GMIB, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB rider and rider charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the first contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the second contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the GMIB Max IV rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:



   (1) the required minimum distribution amount for 2016 ($6,000) or for 2017 ($7,200), whichever is greater, divided by the sum of (i) the Annual Increase Amount as of September 1, 2016 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the 4.5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of
           (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
      $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


  Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,388. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
      $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,388 ($92,750 increased by 5% per year, compounded annually).


  No Withdrawals
  --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.



(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D.   How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.


F.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.

[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
  $0               $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
  $0               $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX G

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2015              $100,000
   B    Account Value                                  9/1/2016              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2017              $  9,000
   G    Percentage Reduction in Account                9/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2017              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2015              $100,000
   B    Account Value                                       9/1/2016              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2017              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2017              $  9,000
   G    Percentage Reduction in Account                     9/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2017              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2015             $100,000
    B    Account Value                           9/1/2016 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2016             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2016             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2016          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2017 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2017             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2017          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2017             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2017             $  9,000
    G    Percentage Reduction in Account                 9/2/2017                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2017             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2017          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2017          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2017             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT II

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit II rider. Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE 5% ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the contract Owner's 91st birthday). At the tenth contract anniversary, when the contract Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals made during this period. The 5% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The 5% Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.

The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the 5% Annual Increase Amount.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.

(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES - ENHANCED DEATH BENEFIT II



The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


 (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015, (c) is equal to $7,200 divided by $100,000, or 7.2%.


     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------


If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------


If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------


Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


     (iv) No Withdrawals
          --------------


If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                         METLIFE INSURANCE COMPANY USA


                                    CLASS A


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2015, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 709-2811.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2015.


SAI-0515MOA

TABLE OF CONTENTS                         PAGE



COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
CALCULATION OF PERFORMANCE INFORMATION..     5
     Total Return.......................     5
     Historical Unit Values.............     5
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     7
     Mortality and Expense Guarantee....     7
LEGAL OR REGULATORY RESTRICTIONS ON
TRANSACTIONS............................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     8
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................   115

COMPANY


MetLife USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Effective following the close of business on November 14, 2014, MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA ("MetLife USA"). Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of the merger, MetLife USA assumed legal ownership of all of the assets of these companies, including MetLife Investors Variable Annuity Account One and the assets held in the separate account. MetLife USA is now responsible for administering the contracts and paying any benefits due under the contracts.





INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the renaming of the Company, its mergers with entities under common control, and the retrospective adjustment of the consolidated financial statements for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests as described in Note 3). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2014             $41,143,098              $0
2013             $40,534,587              $0
2012             $54,914,768              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2014 ranged from $80 to $10,765,657.* The amount of commissions paid to selected selling firms during 2014 ranged from $0 to $12,096,845. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2014 ranged from $152 to $26,093,456.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Metropolitan Life Insurance Company, First MetLife Investors Insurance Company, and MetLife Investors USA Insurance Company. (On November 14, 2014, following the close of business MetLife Investors Insurance Company and MetLife Investors USA Insurance Company merged into MetLife USA.)


The following list sets forth the names of selling firms that received additional compensation in 2014 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


AIG Advisory Group, Inc.

Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.

Capital Investments Group, Inc.

Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.
Essex National Securities, Inc.
First Allied Securities, Inc.
Founders Financial Securities, LLC
H. D. Vest Investment Services, Inc.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.

LPL Financial LLC

Merrill Lynch, Inc.

Morgan Stanley Smith Barney, LLC

National Planning Corporation
NEXT Financial Group

NFP Securities, Inc.
PFS Investments Inc.

ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.

RBC Wealth Management

Sammons Securities Company, LLC
Santander Securities, LLC
Securities America, Inc.
Sigma Financial Corporation
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

TFS Securities, Inc.

Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.

U.S. Bancorp Investments, Inc.

ValMark Securities, Inc.
Voya Financial Partners, LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors, LLC



There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, GMIB or GWB rider charge, and/or sales charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee, sales charge, GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite

Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

    (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

    (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.





LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.





ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000



(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000


(4)   SEP/401(A): (employer contributions only)


(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000



(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000

Dollar limits are for 2015 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $53,000 or 25% of an employee's compensation for 2015.



FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2005    to  12/31/2005        7.860580         9.191596       23,480.1607
  01/01/2006    to  12/31/2006        9.191596        11.687244        8,125.9418
  01/01/2007    to  12/31/2007       11.687244        13.289548        6,844.7814
  01/01/2008    to  12/31/2008       13.289548         7.858207        4,435.4181
  01/01/2009    to  12/31/2009        7.858207        10.537684        4,365.8700
  01/01/2010    to  12/31/2010       10.537684        11.792551        1,874.8661
  01/01/2011    to  12/31/2011       11.792551        10.904682        1,865.9016
  01/01/2012    to  12/31/2012       10.904682        12.491264        1,851.5672
  01/01/2013    to  12/31/2013       12.491264        14.740462          672.5929
  01/01/2014    to  12/31/2014       14.740462        14.664150          658.5219
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       26.343241        27.311840        2,319.8930
  01/01/2007    to  12/31/2007       27.311840        31.100451       25,162.8607
  01/01/2008    to  12/31/2008       31.100451        18.998443       42,786.4157
  01/01/2009    to  12/31/2009       18.998443        26.806778       41,928.6600
  01/01/2010    to  12/31/2010       26.806778        29.702020       42,200.5953
  01/01/2011    to  12/31/2011       29.702020        26.834145       36,738.5544
  01/01/2012    to  12/31/2012       26.834145        32.608845       32,256.5565
  01/01/2013    to  12/31/2013       32.608845        41.766870       28,825.4744
  01/01/2014    to  12/31/2014       41.766870        42.371348       27,044.5580
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       33.801329        17.175219           40.0366
  01/01/2009    to  12/31/2009       17.175219        27.468558        5,205.8800
  01/01/2010    to  12/31/2010       27.468558        33.340923        5,817.2383
  01/01/2011    to  12/31/2011       33.340923        26.730268        5,781.3534
  01/01/2012    to  12/31/2012       26.730268        31.320593        5,802.7862
  01/01/2013    to  12/31/2013       31.320593        39.837664        8,025.5197
  01/01/2014    to  12/31/2014       39.837664        40.339014        6,899.9629
============   ==== ==========       =========        =========       ===========

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       192.807148       111.902493       1,062.9484
  01/01/2009    to  12/31/2009       111.902493       154.685057       4,621.0700
  01/01/2010    to  12/31/2010       154.685057       182.028400       5,344.3124
  01/01/2011    to  12/31/2011       182.028400       172.771551       5,214.2552
  01/01/2012    to  12/31/2012       172.771551       201.949449       4,853.6556
  01/01/2013    to  12/31/2013       201.949449       260.517089       4,270.1944
  01/01/2014    to  12/31/2014       260.517089       280.292019       3,342.4322
============   ==== ==========       ==========       ==========      ===========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005        11.133409        12.162017      93,238.2754
  01/01/2006    to  12/31/2006        12.162017        14.645525      85,460.6676
  01/01/2007    to  12/31/2007        14.645525        16.765432      72,889.2164
  01/01/2008    to  12/31/2008        16.765432         9.910935      53,374.1063
  01/01/2009    to  12/31/2009         9.910935        13.467231      47,347.5700
  01/01/2010    to  12/31/2010        13.467231        14.475862      42,351.6231
  01/01/2011    to  12/31/2011        14.475862        12.827132      38,518.3718
  01/01/2012    to  12/31/2012        12.827132        15.036889      27,197.3952
  01/01/2013    to  12/31/2013        15.036889        18.334466      24,855.3054
  01/01/2014    to  12/31/2014        18.334466        16.155646      19,243.5814
============   ==== ==========       ==========       ==========      ===========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        10.276118        10.666263       5,918.2325
  01/01/2013    to  12/31/2013        10.666263        11.754787       5,706.7769
  01/01/2014    to  12/31/2014        11.754787        12.511741       5,507.9481
============   ==== ==========       ==========       ==========      ===========
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014         0.996925         1.044366           0.0000
============   ==== ==========       ==========       ==========      ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        11.217093        11.669944       2,748.1073
  01/01/2013    to  12/31/2013        11.669944        11.178774           0.0000
  01/01/2014    to  12/31/2014        11.178774        11.527273           0.0000
============   ==== ==========       ==========       ==========      ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        10.029713        10.392785      12,272.6775
  01/01/2013    to  12/31/2013        10.392785        11.367085      15,358.9995
  01/01/2014    to  12/31/2014        11.367085        11.937645      29,868.1422
============   ==== ==========       ==========       ==========      ===========

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       15.465746        19.573675            0.0000
  01/01/2010    to  12/31/2010       19.573675        22.469115        1,787.2894
  01/01/2011    to  12/31/2011       22.469115        22.801581        7,390.4497
  01/01/2012    to  12/31/2012       22.801581        26.347630        8,546.1224
  01/01/2013    to  12/31/2013       26.347630        28.562891        3,339.0223
  01/01/2014    to  12/31/2014       28.562891        29.254383        2,956.1767
============   ==== ==========       =========        =========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.526342         9.619781            0.0000
  01/01/2009    to  12/31/2009        9.619781        12.851514        1,728.3900
  01/01/2010    to  12/31/2010       12.851514        14.795142        2,854.5693
  01/01/2011    to  12/31/2011       14.795142        13.850666        2,489.8401
  01/01/2012    to  12/31/2012       13.850666        17.301970        5,279.0718
  01/01/2013    to  12/31/2013       17.301970        17.763825        3,044.2065
  01/01/2014    to  12/31/2014       17.763825        19.950287        1,544.5340
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.317384         6.656762       10,313.8362
  01/01/2012    to  12/31/2012        6.656762         7.821671       10,248.1909
  01/01/2013    to  12/31/2013        7.821671        11.292077       17,773.5162
  01/01/2014    to  12/31/2014       11.292077        13.311830        4,902.9709
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.046900        11.709635       16,968.7398
  01/01/2006    to  04/30/2006       11.709635        12.259964       16,968.1262
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.445667        11.239522       19,781.2413
  01/01/2007    to  12/31/2007       11.239522        10.485663       14,036.3464
  01/01/2008    to  12/31/2008       10.485663         4.718497       12,939.1733
  01/01/2009    to  12/31/2009        4.718497         6.455025       10,445.9100
  01/01/2010    to  12/31/2010        6.455025         6.869855       10,374.9356
  01/01/2011    to  04/29/2011        6.869855         7.317895            0.0000
============   ==== ==========       =========        =========       ===========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010804         1.051960       59,936.6124
  01/01/2013    to  12/31/2013        1.051960         1.062466       57,795.0946
  01/01/2014    to  12/31/2014        1.062466         1.112266       55,781.4735
============   ==== ==========       =========        =========       ===========

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999301        10.514622       68,930.2017
  01/01/2006    to  12/31/2006       10.514622        12.099495      103,021.2049
  01/01/2007    to  12/31/2007       12.099495        11.697576      135,215.3892
  01/01/2008    to  12/31/2008       11.697576         7.433188      133,104.0356
  01/01/2009    to  12/31/2009        7.433188         9.328693      134,907.8900
  01/01/2010    to  12/31/2010        9.328693        10.623664      137,794.1408
  01/01/2011    to  12/31/2011       10.623664        10.377726      128,485.8511
  01/01/2012    to  12/31/2012       10.377726        12.186151      114,368.7254
  01/01/2013    to  12/31/2013       12.186151        16.358979      106,498.1250
  01/01/2014    to  12/31/2014       16.358979        17.731033       90,543.1672
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       24.198985        25.925556      897,255.4014
  01/01/2006    to  12/31/2006       25.925556        28.836648      794,435.4511
  01/01/2007    to  12/31/2007       28.836648        28.762743      812,536.9991
  01/01/2008    to  12/31/2008       28.762743        17.460534      627,224.8699
  01/01/2009    to  12/31/2009       17.460534        21.906633      539,896.0500
  01/01/2010    to  12/31/2010       21.906633        27.266182      472,643.4225
  01/01/2011    to  12/31/2011       27.266182        26.036116      387,699.7466
  01/01/2012    to  12/31/2012       26.036116        29.608697      328,168.0769
  01/01/2013    to  12/31/2013       29.608697        38.255097      274,176.4139
  01/01/2014    to  12/31/2014       38.255097        41.589127      244,595.5879
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.051196        14.482737      540,428.1886
  01/01/2006    to  12/31/2006       14.482737        16.478975      505,452.8867
  01/01/2007    to  04/27/2007       16.478975        17.589128            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012859         1.054014            0.0000
  01/01/2013    to  12/31/2013        1.054014         1.159914            0.0000
  01/01/2014    to  12/31/2014        1.159914         1.230324            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.497309        10.044224        1,145.2836
  01/01/2009    to  12/31/2009       10.044224        12.824836        4,462.5400
  01/01/2010    to  12/31/2010       12.824836        15.164072        6,988.7346
  01/01/2011    to  12/31/2011       15.164072        13.478085        8,687.6839
  01/01/2012    to  12/31/2012       13.478085        15.415906       10,410.3907
  01/01/2013    to  12/31/2013       15.415906        20.314577       10,653.7057
  01/01/2014    to  12/31/2014       20.314577        21.023143        7,480.8931
============   ==== ==========       =========        =========      ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.523032        17.634591        949,612.1777
  01/01/2006    to  12/31/2006       17.634591        19.085250        826,345.7110
  01/01/2007    to  12/31/2007       19.085250        20.162294        776,732.2684
  01/01/2008    to  12/31/2008       20.162294        16.272209        646,951.4709
  01/01/2009    to  12/31/2009       16.272209        22.067515        551,079.0500
  01/01/2010    to  12/31/2010       22.067515        24.717744        447,284.2618
  01/01/2011    to  12/31/2011       24.717744        25.601783        380,330.4313
  01/01/2012    to  12/31/2012       25.601783        28.670493        330,279.1849
  01/01/2013    to  12/31/2013       28.670493        30.696071        279,545.2532
  01/01/2014    to  12/31/2014       30.696071        31.906008        243,207.9544
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.051196        14.482737        540,428.1886
  01/01/2006    to  12/31/2006       14.482737        16.478975        505,452.8867
  01/01/2007    to  04/27/2007       16.478975        17.589128              0.0000
============   ==== ==========       =========        =========        ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 (SERIES I))
  01/01/2005    to  12/31/2005        6.064471         6.544617        212,094.3961
  01/01/2006    to  12/31/2006        6.544617         6.898205         98,774.9824
  01/01/2007    to  04/27/2007        6.898205         7.377616              0.0000
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988836         9.803437         20,935.6103
  01/01/2012    to  12/31/2012        9.803437        10.147523         28,132.4638
  01/01/2013    to  12/31/2013       10.147523        10.178425         26,091.9713
  01/01/2014    to  12/31/2014       10.178425        10.199030         30,231.1485
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.853812        12.313544              0.0000
  01/01/2011    to  12/31/2011       12.313544        12.169128              0.0000
  01/01/2012    to  12/31/2012       12.169128        13.789504              0.0000
  01/01/2013    to  12/31/2013       13.789504        13.814642              0.0000
  01/01/2014    to  12/31/2014       13.814642        13.853964              0.0000
============   ==== ==========       =========        =========        ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.560000        13.197942            0.0000
  01/01/2007    to  12/31/2007       13.197942        13.463417            0.0000
  01/01/2008    to  12/31/2008       13.463417         7.900983            0.0000
  01/01/2009    to  12/31/2009        7.900983        10.391669       20,324.6000
  01/01/2010    to  12/31/2010       10.391669        12.003957       20,948.8438
  01/01/2011    to  12/31/2011       12.003957        11.215121       20,872.0949
  01/01/2012    to  12/31/2012       11.215121        12.981382       20,087.0598
  01/01/2013    to  12/31/2013       12.981382        16.669503       20,220.9159
  01/01/2014    to  12/31/2014       16.669503        17.369501       19,201.0997
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.056806        10.562285        6,166.2098
  01/01/2013    to  12/31/2013       10.562285        11.976961        6,166.2098
  01/01/2014    to  12/31/2014       11.976961        13.021373        8,127.7773
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987770         1.014607            0.0000
  01/01/2013    to  12/31/2013        1.014607         1.136240            0.0000
  01/01/2014    to  12/31/2014        1.136240         1.230958            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.642930         6.281571            0.0000
  01/01/2009    to  12/31/2009        6.281571        10.522694        5,310.9900
  01/01/2010    to  12/31/2010       10.522694        12.901837       12,518.5864
  01/01/2011    to  12/31/2011       12.901837        10.400117       12,711.6509
  01/01/2012    to  12/31/2012       10.400117        12.260144       16,433.5012
  01/01/2013    to  12/31/2013       12.260144        11.550874       20,644.3768
  01/01/2014    to  12/31/2014       11.550874        10.706287       15,761.0100
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.355154        13.108316      174,613.6564
  01/01/2006    to  12/31/2006       13.108316        16.450281      199,163.5196
  01/01/2007    to  12/31/2007       16.450281        18.478148      183,893.7375
  01/01/2008    to  12/31/2008       18.478148        10.559550      154,566.1810
  01/01/2009    to  12/31/2009       10.559550        13.775213      149,892.5400
  01/01/2010    to  12/31/2010       13.775213        15.216330      147,619.6761
  01/01/2011    to  12/31/2011       15.216330        13.471338      134,017.9496
  01/01/2012    to  12/31/2012       13.471338        15.588364      115,253.3315
  01/01/2013    to  12/31/2013       15.588364        18.432908       99,060.9903
  01/01/2014    to  12/31/2014       18.432908        17.006780       93,389.4553
============   ==== ==========       =========        =========      ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
  GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.950699        10.318722        848,065.5911
  01/01/2006    to  12/31/2006       10.318722        11.088065        744,606.4015
  01/01/2007    to  12/31/2007       11.088065        13.575168        588,870.1671
  01/01/2008    to  12/31/2008       13.575168         7.167188        461,278.1288
  01/01/2009    to  12/31/2009        7.167188        11.176568        409,553.6100
  01/01/2010    to  12/31/2010       11.176568        14.637811        369,966.0743
  01/01/2011    to  12/31/2011       14.637811        13.509535        312,159.9584
  01/01/2012    to  12/31/2012       13.509535        14.637902        264,176.0562
  01/01/2013    to  12/31/2013       14.637902        20.177889        227,099.5945
  01/01/2014    to  12/31/2014       20.177889        20.210045        201,184.8745
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.025738        17.662270         22,230.6070
  01/01/2006    to  12/31/2006       17.662270        20.376784         49,541.9598
  01/01/2007    to  12/31/2007       20.376784        21.468496         48,029.6427
  01/01/2008    to  12/31/2008       21.468496        12.653064         30,708.4169
  01/01/2009    to  12/31/2009       12.653064        17.539462         23,684.9900
  01/01/2010    to  12/31/2010       17.539462        20.160891         37,539.2534
  01/01/2011    to  12/31/2011       20.160891        18.310395         38,739.4300
  01/01/2012    to  12/31/2012       18.310395        21.998936         25,237.3403
  01/01/2013    to  12/31/2013       21.998936        27.726873         42,099.7381
  01/01/2014    to  12/31/2014       27.726873        28.081184         35,127.2373
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
  TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
  SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       15.827292        17.084698         17,072.9438
  01/01/2006    to  12/31/2006       17.084698        19.131579         28,970.6575
  01/01/2007    to  12/31/2007       19.131579        20.939553         41,260.0831
  01/01/2008    to  12/31/2008       20.939553        11.974627         35,469.7857
  01/01/2009    to  12/31/2009       11.974627        15.566243         26,807.9100
  01/01/2010    to  12/31/2010       15.566243        16.575788         25,791.4761
  01/01/2011    to  04/29/2011       16.575788        18.526753              0.0000
============   ==== ==========       =========        =========        ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.999069         6.594248        9,433.9541
  01/01/2009    to  12/31/2009        6.594248         8.671323       19,046.4000
  01/01/2010    to  12/31/2010        8.671323         9.256428       29,967.0410
  01/01/2011    to  12/31/2011        9.256428         8.545263       57,607.0567
  01/01/2012    to  12/31/2012        8.545263        10.354716       39,364.2534
  01/01/2013    to  04/26/2013       10.354716        11.027414            0.0000
============   ==== ==========       =========        =========      ============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999884         1.039528            0.0000
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.114853        13.448768       13,044.2800
  01/01/2010    to  12/31/2010       13.448768        14.369890       18,269.4866
  01/01/2011    to  12/31/2011       14.369890        15.835954       20,120.6639
  01/01/2012    to  12/31/2012       15.835954        17.135005       31,399.9092
  01/01/2013    to  12/31/2013       17.135005        15.414170       29,051.7915
  01/01/2014    to  12/31/2014       15.414170        15.725891       19,554.9341
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.352817        12.523850      249,777.7765
  01/01/2006    to  12/31/2006       12.523850        12.979150      263,055.7008
  01/01/2007    to  12/31/2007       12.979150        13.842163      299,839.1232
  01/01/2008    to  12/31/2008       13.842163        13.780917      303,935.1441
  01/01/2009    to  12/31/2009       13.780917        16.127744      306,703.5500
  01/01/2010    to  12/31/2010       16.127744        17.297806      290,651.9613
  01/01/2011    to  12/31/2011       17.297806        17.695411      260,542.7724
  01/01/2012    to  12/31/2012       17.695411        19.171445      205,311.7434
  01/01/2013    to  12/31/2013       19.171445        18.645097      168,978.6837
  01/01/2014    to  12/31/2014       18.645097        19.262235      144,275.0160
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.502400        21.141347        2,530.4207
  01/01/2007    to  12/31/2007       21.141347        22.010585        2,634.1396
  01/01/2008    to  12/31/2008       22.010585        14.657668        2,433.8196
  01/01/2009    to  12/31/2009       14.657668        18.004991      263,640.1200
  01/01/2010    to  12/31/2010       18.004991        20.748686      237,532.5274
  01/01/2011    to  12/31/2011       20.748686        19.637895      207,512.3075
  01/01/2012    to  12/31/2012       19.637895        21.532914      173,693.8343
  01/01/2013    to  12/31/2013       21.532914        28.412653      140,376.9201
  01/01/2014    to  12/31/2014       28.412653        31.315467      112,238.1747
============   ==== ==========       =========        =========      ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
 (CLASS B))
  01/01/2005    to  12/31/2005       11.555893        12.088937        915,264.6496
  01/01/2006    to  12/31/2006       12.088937        13.165695        869,651.1177
  01/01/2007    to  12/31/2007       13.165695        13.011537        724,731.3320
  01/01/2008    to  12/31/2008       13.011537         7.688459        590,729.8696
  01/01/2009    to  05/01/2009        7.688459         7.616060              0.0000
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.355982        20.179443          3,503.0283
  01/01/2007    to  12/31/2007       20.179443        21.337554          7,212.1315
  01/01/2008    to  12/31/2008       21.337554        18.883922          6,115.3321
  01/01/2009    to  12/31/2009       18.883922        24.919424          5,750.5800
  01/01/2010    to  12/31/2010       24.919424        27.716909          7,007.1907
  01/01/2011    to  12/31/2011       27.716909        28.480181          7,159.6539
  01/01/2012    to  12/31/2012       28.480181        31.520534         11,918.9850
  01/01/2013    to  12/31/2013       31.520534        31.736533          5,648.9834
  01/01/2014    to  12/31/2014       31.736533        32.910285          5,361.0853
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.832446        11.040610          5,413.8790
  01/01/2013    to  12/31/2013       11.040610        10.452423          5,220.4423
  01/01/2014    to  12/31/2014       10.452423        11.147103          5,038.5590
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.217629        10.794742              0.0000
  01/01/2014    to  12/31/2014       10.794742        11.628254              0.0000
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010837         1.072195         59,578.7168
  01/01/2013    to  12/31/2013        1.072195         1.170610         57,449.9986
  01/01/2014    to  12/31/2014        1.170610         1.250529         55,448.3999
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.981497        10.805529          1,490.7400
  01/01/2010    to  12/31/2010       10.805529        12.025358         12,115.4415
  01/01/2011    to  12/31/2011       12.025358        12.050295          9,251.6247
  01/01/2012    to  12/31/2012       12.050295        13.482523         20,233.8235
  01/01/2013    to  12/31/2013       13.482523        15.097128         20,315.0384
  01/01/2014    to  12/31/2014       15.097128        15.839347         20,086.1084
============   ==== ==========       =========        =========        ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.267853        10.240666           1,568.1100
  01/01/2010    to  12/31/2010       10.240666        11.591180             773.0281
  01/01/2011    to  12/31/2011       11.591180        11.248582          10,769.5532
  01/01/2012    to  12/31/2012       11.248582        12.829437           9,116.5635
  01/01/2013    to  12/31/2013       12.829437        15.019799               0.0000
  01/01/2014    to  12/31/2014       15.019799        15.693753               0.0000
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       52.338734        53.804724          23,259.2605
  01/01/2006    to  12/31/2006       53.804724        62.967921          20,740.7457
  01/01/2007    to  12/31/2007       62.967921        64.937964          17,001.4189
  01/01/2008    to  12/31/2008       64.937964        41.084187          15,093.6352
  01/01/2009    to  12/31/2009       41.084187        48.343683          13,100.7100
  01/01/2010    to  12/31/2010       48.343683        56.240351          11,402.8507
  01/01/2011    to  12/31/2011       56.240351        53.664240           8,991.4894
  01/01/2012    to  12/31/2012       53.664240        62.929968           7,943.5482
  01/01/2013    to  12/31/2013       62.929968        83.668687           6,536.4674
  01/01/2014    to  12/31/2014       83.668687        94.214690           6,182.7536
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       48.824557        50.054478       1,046,781.0216
  01/01/2006    to  12/31/2006       50.054478        58.458795         923,172.8427
  01/01/2007    to  12/31/2007       58.458795        60.118473         784,605.6053
  01/01/2008    to  12/31/2008       60.118473        37.952609         646,177.3350
  01/01/2009    to  12/31/2009       37.952609        44.553130         561,744.8900
  01/01/2010    to  12/31/2010       44.553130        51.694390         489,468.7292
  01/01/2011    to  12/31/2011       51.694390        49.202286         421,778.2934
  01/01/2012    to  12/31/2012       49.202286        57.554278         349,203.8956
  01/01/2013    to  12/31/2013       57.554278        76.341896         291,056.0042
  01/01/2014    to  12/31/2014       76.341896        85.748542         251,007.4816
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
 GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       12.452441        12.992879          19,066.1516
  01/01/2006    to  12/31/2006       12.992879        14.933036          19,505.3477
  01/01/2007    to  12/31/2007       14.933036        13.911860          16,501.4795
  01/01/2008    to  12/31/2008       13.911860         8.455946          10,375.7319
  01/01/2009    to  12/31/2009        8.455946        10.883933           5,048.4600
  01/01/2010    to  04/30/2010       10.883933        11.649207               0.0000
============   ==== ==========       =========        =========       ==============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.220695         8.206973       16,933.7200
  01/01/2006    to  12/31/2006        8.206973         8.639326       15,768.4106
  01/01/2007    to  12/31/2007        8.639326        10.076643       11,181.7582
  01/01/2008    to  12/31/2008       10.076643         6.019783        9,620.3883
  01/01/2009    to  12/31/2009        6.019783         8.682994        5,486.5100
  01/01/2010    to  12/31/2010        8.682994        10.992913        5,465.0041
  01/01/2011    to  12/31/2011       10.992913        10.720490        5,445.6141
  01/01/2012    to  12/31/2012       10.720490        12.083704        4,559.4565
  01/01/2013    to  12/31/2013       12.083704        16.364074        3,481.7642
  01/01/2014    to  12/31/2014       16.364074        18.298322        5,186.5698
============   ==== ==========       =========        =========       ===========
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.528437         9.044594        2,506.0600
  01/01/2010    to  12/31/2010        9.044594        10.076946        2,506.0607
  01/01/2011    to  12/31/2011       10.076946        10.009350        3,141.1313
  01/01/2012    to  12/31/2012       10.009350        11.246275        1,623.1865
  01/01/2013    to  12/31/2013       11.246275        14.961980        3,434.3403
  01/01/2014    to  12/31/2014       14.961980        16.825396        2,219.0568
============   ==== ==========       =========        =========       ===========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.820384        17.279651       20,749.7668
  01/01/2006    to  12/31/2006       17.279651        19.914145       16,050.1408
  01/01/2007    to  12/31/2007       19.914145        21.732843       12,570.3964
  01/01/2008    to  12/31/2008       21.732843        12.015162        8,670.8233
  01/01/2009    to  12/31/2009       12.015162        14.520845        7,782.1000
  01/01/2010    to  12/31/2010       14.520845        15.385763        7,464.5568
  01/01/2011    to  12/31/2011       15.385763        12.184473        6,695.3631
  01/01/2012    to  12/31/2012       12.184473        14.420567        6,779.0786
  01/01/2013    to  12/31/2013       14.420567        16.462985        5,809.6008
  01/01/2014    to  12/31/2014       16.462985        15.777930        5,509.9316
============   ==== ==========       =========        =========       ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       18.214365        17.520810            0.0000
  01/01/2014    to  12/31/2014       17.520810        18.320999        1,707.6830
============   ==== ==========       =========        =========       ===========

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       50.697260        51.100245        1,235.8950
  01/01/2006    to  12/31/2006       51.100245        52.765034        4,706.0098
  01/01/2007    to  12/31/2007       52.765034        55.466609        9,360.9442
  01/01/2008    to  12/31/2008       55.466609        52.980310       11,745.2651
  01/01/2009    to  12/31/2009       52.980310        57.356052       22,619.4700
  01/01/2010    to  12/31/2010       57.356052        61.459508       14,616.6162
  01/01/2011    to  12/31/2011       61.459508        64.782348       15,591.1845
  01/01/2012    to  12/31/2012       64.782348        68.908274       13,131.3081
  01/01/2013    to  12/31/2013       68.908274        67.636584        9,935.6828
  01/01/2014    to  12/31/2014       67.636584        71.630998       10,026.9931
============   ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.705183        12.283077       28,699.6500
  01/01/2010    to  12/31/2010       12.283077        14.593026       24,752.5499
  01/01/2011    to  12/31/2011       14.593026        13.175303       25,060.5656
  01/01/2012    to  12/31/2012       13.175303        14.940733       22,523.9009
  01/01/2013    to  12/31/2013       14.940733        19.883628       19,002.2004
  01/01/2014    to  12/31/2014       19.883628        21.469580       17,413.6827
============   ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       16.605437        17.434652       35,510.0702
  01/01/2008    to  12/31/2008       17.434652         9.915327       31,665.3122
  01/01/2009    to  05/01/2009        9.915327         9.447595            0.0000
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.182166        10.327047       26,007.3429
  01/01/2006    to  12/31/2006       10.327047        10.705887       59,372.0238
  01/01/2007    to  12/31/2007       10.705887        11.125821       82,202.0296
  01/01/2008    to  12/31/2008       11.125821        11.318122      199,359.2385
  01/01/2009    to  12/31/2009       11.318122        11.250744      121,930.5800
  01/01/2010    to  12/31/2010       11.250744        11.155518       69,299.1832
  01/01/2011    to  12/31/2011       11.155518        11.061356       63,247.1949
  01/01/2012    to  12/31/2012       11.061356        10.967223       31,016.6213
  01/01/2013    to  12/31/2013       10.967223        10.874397       16,740.1961
  01/01/2014    to  12/31/2014       10.874397        10.782357       14,812.8101
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       10.150202        10.181720            0.0000
============   ==== ==========       =========        =========      ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.292553        13.614136       94,985.1653
  01/01/2006    to  12/31/2006       13.614136        13.839926       80,442.1203
  01/01/2007    to  12/31/2007       13.839926        15.284962       69,561.6990
  01/01/2008    to  12/31/2008       15.284962         9.616591       52,806.0793
  01/01/2009    to  12/31/2009        9.616591        13.307576       44,947.4500
  01/01/2010    to  12/31/2010       13.307576        14.687819       41,373.9244
  01/01/2011    to  12/31/2011       14.687819        14.596050       37,484.7411
  01/01/2012    to  12/31/2012       14.596050        16.723275       46,229.7761
  01/01/2013    to  12/31/2013       16.723275        22.672547       38,601.9614
  01/01/2014    to  12/31/2014       22.672547        24.446200       31,999.5190
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       12.220056        11.260026            0.0000
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.134349         8.864642        6,125.5060
  01/01/2006    to  12/31/2006        8.864642         9.459242       13,491.9595
  01/01/2007    to  12/31/2007        9.459242        10.718882       40,572.8571
  01/01/2008    to  12/31/2008       10.718882         5.745515       41,079.2153
  01/01/2009    to  12/31/2009        5.745515         8.186557       39,704.5400
  01/01/2010    to  12/31/2010        8.186557         8.880029       39,672.6724
  01/01/2011    to  12/31/2011        8.880029         8.683459       34,787.6702
  01/01/2012    to  04/27/2012        8.683459         9.786363            0.0000
============   ==== ==========       =========        =========       ===========
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.949416        11.594040       11,456.8397
  01/01/2008    to  12/31/2008       11.594040         6.746919       15,683.1373
  01/01/2009    to  12/31/2009        6.746919         8.675092       16,336.6400
  01/01/2010    to  12/31/2010        8.675092        11.298050       16,477.8377
  01/01/2011    to  12/31/2011       11.298050        11.510173       15,109.4493
  01/01/2012    to  12/31/2012       11.510173        12.655520       13,494.7742
  01/01/2013    to  12/31/2013       12.655520        18.619277       13,496.8956
  01/01/2014    to  12/31/2014       18.619277        18.634275       12,144.1947
============   ==== ==========       =========        =========       ===========

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.743279        14.356567          485.0500
  01/01/2010    to  12/31/2010       14.356567        17.450652          747.5183
  01/01/2011    to  12/31/2011       17.450652        14.491116        1,556.9384
  01/01/2012    to  12/31/2012       14.491116        16.940284        2,954.4441
  01/01/2013    to  12/31/2013       16.940284        21.433130        3,648.4467
  01/01/2014    to  12/31/2014       21.433130        19.829049        1,473.7089
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.723242        15.070902            0.0000
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.156371        15.638579      162,284.4241
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
(CLASS B))
  05/01/2006    to  12/31/2006       10.721561        11.292642            0.0000
  01/01/2007    to  12/31/2007       11.292642        11.859319            0.0000
  01/01/2008    to  12/31/2008       11.859319         9.330439            0.0000
  01/01/2009    to  12/31/2009        9.330439        11.370768       21,612.2700
  01/01/2010    to  12/31/2010       11.370768        12.503726       30,941.3601
  01/01/2011    to  12/31/2011       12.503726        12.618189       26,320.7824
  01/01/2012    to  12/31/2012       12.618189        13.875966       43,070.3191
  01/01/2013    to  12/31/2013       13.875966        15.007716       49,165.8507
  01/01/2014    to  04/25/2014       15.007716        15.157430            0.0000
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
 B))
  05/01/2006    to  12/31/2006       11.140000        11.743854       40,765.8059
  01/01/2007    to  12/31/2007       11.743854        12.366671       68,761.1454
  01/01/2008    to  12/31/2008       12.366671         9.022149       52,446.0455
  01/01/2009    to  12/31/2009        9.022149        11.279399       79,533.8300
  01/01/2010    to  12/31/2010       11.279399        12.570692      121,805.4652
  01/01/2011    to  12/31/2011       12.570692        12.449936      147,746.5506
  01/01/2012    to  12/31/2012       12.449936        13.873973      140,964.9896
  01/01/2013    to  12/31/2013       13.873973        15.713490      119,286.1651
  01/01/2014    to  04/25/2014       15.713490        15.810452            0.0000
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       16.138672        16.778311      210,764.3180
============   ==== ==========       =========        =========      ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS
 B))
  05/01/2006    to  12/31/2006       11.610000        12.270668       70,460.3114
  01/01/2007    to  12/31/2007       12.270668        12.760291       27,216.4090
  01/01/2008    to  12/31/2008       12.760291         8.611463       47,365.5203
  01/01/2009    to  12/31/2009        8.611463        10.958058       73,586.3600
  01/01/2010    to  12/31/2010       10.958058        12.341414      136,093.7861
  01/01/2011    to  12/31/2011       12.341414        12.028801      209,704.3707
  01/01/2012    to  12/31/2012       12.028801        13.587966      269,526.1653
  01/01/2013    to  12/31/2013       13.587966        16.089232      252,128.5699
  01/01/2014    to  04/25/2014       16.089232        16.139799            0.0000
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       16.636599        17.395764       43,426.3542
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.999069         7.060359        6,333.5947
  01/01/2009    to  12/31/2009        7.060359         8.999364       23,170.6400
  01/01/2010    to  12/31/2010        8.999364         9.819603       28,359.2386
  01/01/2011    to  12/31/2011        9.819603         9.565268       21,201.1862
  01/01/2012    to  12/31/2012        9.565268        11.013070       18,532.7385
  01/01/2013    to  04/26/2013       11.013070        11.876899            0.0000
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS
 B))
  05/01/2006    to  12/31/2006       12.230000        12.937930       28,817.6413
  01/01/2007    to  12/31/2007       12.937930        13.431083       31,592.7239
  01/01/2008    to  12/31/2008       13.431083         8.274323       29,039.7032
  01/01/2009    to  12/31/2009        8.274323        10.673651       26,950.9500
  01/01/2010    to  12/31/2010       10.673651        12.222635       48,848.1365
  01/01/2011    to  12/31/2011       12.222635        11.649974       43,090.3644
  01/01/2012    to  12/31/2012       11.649974        13.366682       44,864.1740
  01/01/2013    to  12/31/2013       13.366682        16.688120       44,292.5357
  01/01/2014    to  04/25/2014       16.688120        16.649537            0.0000
============   ==== ==========       =========        =========      ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.663377        11.894625        740,854.5961
  01/01/2006    to  12/31/2006       11.894625        13.201650        681,087.6450
  01/01/2007    to  12/31/2007       13.201650        13.628272        601,504.6846
  01/01/2008    to  12/31/2008       13.628272        10.492861        511,854.0469
  01/01/2009    to  12/31/2009       10.492861        12.308364        478,165.4000
  01/01/2010    to  12/31/2010       12.308364        13.399970        441,153.8333
  01/01/2011    to  12/31/2011       13.399970        13.573618        364,787.7394
  01/01/2012    to  12/31/2012       13.573618        14.980054        324,199.2627
  01/01/2013    to  12/31/2013       14.980054        17.630729        250,969.1854
  01/01/2014    to  12/31/2014       17.630729        18.943594        222,453.2843
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.865709        11.805845          3,478.1709
  01/01/2009    to  12/31/2009       11.805845        14.115578         23,979.4300
  01/01/2010    to  12/31/2010       14.115578        15.560798         33,154.8295
  01/01/2011    to  12/31/2011       15.560798        15.527958         34,116.3450
  01/01/2012    to  12/31/2012       15.527958        17.908254         31,438.5776
  01/01/2013    to  12/31/2013       17.908254        24.040070         81,232.9378
  01/01/2014    to  12/31/2014       24.040070        26.354188         67,908.4607
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.999069         6.625236         26,938.5909
  01/01/2009    to  12/31/2009        6.625236         8.203846        127,735.9500
  01/01/2010    to  12/31/2010        8.203846         9.031096        146,089.9046
  01/01/2011    to  12/31/2011        9.031096         8.905852        128,693.7970
  01/01/2012    to  12/31/2012        8.905852        10.058902        100,567.5999
  01/01/2013    to  04/26/2013       10.058902        11.037895              0.0000
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.589856        22.047195         18,047.3963
  01/01/2014    to  12/31/2014       22.047195        21.794942         17,000.0155
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       16.688151        18.166634         35,084.5073
  01/01/2006    to  12/31/2006       18.166634        20.646723         30,383.9016
  01/01/2007    to  04/27/2007       20.646723        22.486191              0.0000
============   ==== ==========       =========        =========        ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
 SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.464158        12.186714            0.0000
  01/01/2007    to  04/27/2007       12.186714        13.485704            0.0000
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       18.224562        16.229602       36,522.9439
  01/01/2008    to  12/31/2008       16.229602         9.928645       31,061.5290
  01/01/2009    to  12/31/2009        9.928645        13.463646       26,318.1200
  01/01/2010    to  12/31/2010       13.463646        16.401324       26,836.1574
  01/01/2011    to  12/31/2011       16.401324        15.404795       25,210.6979
  01/01/2012    to  12/31/2012       15.404795        16.081098       22,005.8828
  01/01/2013    to  04/26/2013       16.081098        17.466846            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.517017        13.196677       96,580.5599
  01/01/2006    to  12/31/2006       13.196677        14.770938       84,018.4431
  01/01/2007    to  12/31/2007       14.770938        15.985537       70,279.2903
  01/01/2008    to  12/31/2008       15.985537         9.192641       60,384.9722
  01/01/2009    to  12/31/2009        9.192641        13.037536       49,176.6100
  01/01/2010    to  12/31/2010       13.037536        15.091688       44,043.0757
  01/01/2011    to  12/31/2011       15.091688        14.764422       40,589.0453
  01/01/2012    to  12/31/2012       14.764422        17.372531       37,463.3054
  01/01/2013    to  12/31/2013       17.372531        23.903536       35,345.3947
  01/01/2014    to  12/31/2014       23.903536        25.793077       28,841.6896
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.781727        15.129645       23,021.0858
  01/01/2006    to  12/31/2006       15.129645        15.546298       20,585.7937
  01/01/2007    to  12/31/2007       15.546298        16.883425       15,415.2355
  01/01/2008    to  12/31/2008       16.883425        10.660568       14,729.7247
  01/01/2009    to  12/31/2009       10.660568        14.654190       13,143.9500
  01/01/2010    to  12/31/2010       14.654190        19.566718       12,433.4536
  01/01/2011    to  12/31/2011       19.566718        19.682243       10,411.6376
  01/01/2012    to  12/31/2012       19.682243        22.619391        8,702.9644
  01/01/2013    to  12/31/2013       22.619391        32.334622        8,458.9355
  01/01/2014    to  12/31/2014       32.334622        34.191868        7,728.5799
============   ==== ==========       =========        =========       ===========

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       16.042921        19.039731            0.0000
  01/01/2011    to  12/31/2011       19.039731        15.730986            0.0000
  01/01/2012    to  12/31/2012       15.730986        15.999305            0.0000
  01/01/2013    to  12/31/2013       15.999305        17.570042            0.0000
  01/01/2014    to  12/31/2014       17.570042        14.142127            0.0000
============   ==== ==========       =========        =========      ============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       12.090765        13.203855      534,768.4937
  01/01/2006    to  12/31/2006       13.203855        14.978417      500,483.5654
  01/01/2007    to  12/31/2007       14.978417        15.509169      445,455.1615
  01/01/2008    to  12/31/2008       15.509169         9.310002      371,250.6610
  01/01/2009    to  12/31/2009        9.310002        12.169289      310,128.2700
  01/01/2010    to  12/31/2010       12.169289        13.492168      284,861.3081
  01/01/2011    to  12/31/2011       13.492168        12.819126      239,424.9065
  01/01/2012    to  12/31/2012       12.819126        14.324438      207,011.2911
  01/01/2013    to  12/31/2013       14.324438        18.965264      171,667.1632
  01/01/2014    to  12/31/2014       18.965264        20.769184      144,794.1530
============   ==== ==========       =========        =========      ============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.395028        14.013226      193,131.3753
  01/01/2006    to  12/31/2006       14.013226        16.513269      184,204.6804
  01/01/2007    to  12/31/2007       16.513269        16.894721      180,238.5656
  01/01/2008    to  12/31/2008       16.894721        11.534720      140,896.8309
  01/01/2009    to  12/31/2009       11.534720        14.576600      108,341.6300
  01/01/2010    to  12/31/2010       14.576600        16.275309      100,743.9554
  01/01/2011    to  12/31/2011       16.275309        16.447930       86,092.7418
  01/01/2012    to  12/31/2012       16.447930        19.456199       60,672.1944
  01/01/2013    to  12/31/2013       19.456199        25.545007       40,608.6109
  01/01/2014    to  12/31/2014       25.545007        28.535538       35,343.6875
============   ==== ==========       =========        =========      ============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       26.093103        27.049099        1,312.2031
  01/01/2007    to  12/31/2007       27.049099        30.770328       74,954.6647
  01/01/2008    to  12/31/2008       30.770328        18.777897      197,092.9401
  01/01/2009    to  12/31/2009       18.777897        26.469113      364,791.9400
  01/01/2010    to  12/31/2010       26.469113        29.298602      515,235.0504
  01/01/2011    to  12/31/2011       29.298602        26.443255      606,943.9170
  01/01/2012    to  12/31/2012       26.443255        32.101565      552,288.0065
  01/01/2013    to  12/31/2013       32.101565        41.076050      505,393.6487
  01/01/2014    to  12/31/2014       41.076050        41.628872      472,904.3224
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       33.464894        16.992711       28,562.4325
  01/01/2009    to  12/31/2009       16.992711        27.149527       99,860.4300
  01/01/2010    to  12/31/2010       27.149527        32.920793      134,786.6688
  01/01/2011    to  12/31/2011       32.920793        26.367076      183,217.1922
  01/01/2012    to  12/31/2012       26.367076        30.863996      171,468.0248
  01/01/2013    to  12/31/2013       30.863996        39.217696      155,508.8223
  01/01/2014    to  12/31/2014       39.217696        39.671535      147,650.7518
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      188.190612       109.148895       19,469.1387
  01/01/2009    to  12/31/2009      109.148895       150.727907       79,436.1300
  01/01/2010    to  12/31/2010      150.727907       177.194644      102,573.2508
  01/01/2011    to  12/31/2011      177.194644       168.015813      113,627.5949
  01/01/2012    to  12/31/2012      168.015813       196.193308      106,289.2324
  01/01/2013    to  12/31/2013      196.193308       252.838779       95,208.6894
  01/01/2014    to  12/31/2014      252.838779       271.758949       87,269.3973
============   ==== ==========      ==========       ==========      ============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.265760        10.648365      217,313.8510
  01/01/2013    to  12/31/2013       10.648365        11.723335      252,156.2387
  01/01/2014    to  12/31/2014       11.723335        12.465792      245,658.3428
============   ==== ==========      ==========       ==========      ============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996912         1.043645            0.0000
============   ==== ==========      ==========       ==========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.205488        11.650051       29,515.1989
  01/01/2013    to  12/31/2013       11.650051        11.148560       30,892.3642
  01/01/2014    to  12/31/2014       11.148560        11.484625       30,715.3466
============   ==== ==========      ==========       ==========      ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.019602        10.375344        509,689.2029
  01/01/2013    to  12/31/2013       10.375344        11.336668        426,896.2087
  01/01/2014    to  12/31/2014       11.336668        11.893802        413,346.6804
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       15.270801        19.314209          3,628.3900
  01/01/2010    to  12/31/2010       19.314209        22.149122         10,629.3652
  01/01/2011    to  12/31/2011       22.149122        22.454444         22,839.5763
  01/01/2012    to  12/31/2012       22.454444        25.920444         34,693.5740
  01/01/2013    to  12/31/2013       25.920444        28.071708         29,963.4304
  01/01/2014    to  12/31/2014       28.071708        28.722571         29,492.9182
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.456458         9.574904         10,720.5123
  01/01/2009    to  12/31/2009        9.574904        12.778769         11,165.6700
  01/01/2010    to  12/31/2010       12.778769        14.696713         14,346.9472
  01/01/2011    to  12/31/2011       14.696713        13.744790         26,204.9073
  01/01/2012    to  12/31/2012       13.744790        17.152468         27,434.4834
  01/01/2013    to  12/31/2013       17.152468        17.592724         31,090.2447
  01/01/2014    to  12/31/2014       17.592724        19.738384         27,923.4913
============   ==== ==========       =========        =========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.277183         6.615796         19,408.5226
  01/01/2012    to  12/31/2012        6.615796         7.765725         21,890.2054
  01/01/2013    to  12/31/2013        7.765725        11.200113         37,759.4648
  01/01/2014    to  12/31/2014       11.200113        13.190223         36,755.6881
============   ==== ==========       =========        =========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.440459        11.226475              0.0000
  01/01/2007    to  12/31/2007       11.226475        10.462963              0.0000
  01/01/2008    to  12/31/2008       10.462963         4.703540              0.0000
  01/01/2009    to  12/31/2009        4.703540         6.428128              0.0000
  01/01/2010    to  12/31/2010        6.428128         6.834396              0.0000
  01/01/2011    to  04/29/2011        6.834396         7.277752              0.0000
============   ==== ==========       =========        =========        ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010788         1.051237        503,067.3706
  01/01/2013    to  12/31/2013        1.051237         1.060675        604,872.2632
  01/01/2014    to  12/31/2014        1.060675         1.109281        697,730.1443
============   ==== ==========       =========        =========        ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999219        10.507572        349,342.3719
  01/01/2006    to  12/31/2006       10.507572        12.079337        779,287.1150
  01/01/2007    to  12/31/2007       12.079337        11.666352        925,836.7367
  01/01/2008    to  12/31/2008       11.666352         7.405894      1,005,413.5891
  01/01/2009    to  12/31/2009        7.405894         9.286386      1,239,941.8700
  01/01/2010    to  12/31/2010        9.286386        10.567034      1,341,700.4389
  01/01/2011    to  12/31/2011       10.567034        10.314166      1,296,729.5702
  01/01/2012    to  12/31/2012       10.314166        12.108316      1,121,740.4722
  01/01/2013    to  12/31/2013       12.108316        16.238772      1,010,710.3536
  01/01/2014    to  12/31/2014       16.238772        17.583149        917,404.8881
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       24.302013        26.009990        364,611.2364
  01/01/2006    to  12/31/2006       26.009990        28.901726        436,738.9855
  01/01/2007    to  12/31/2007       28.901726        28.798677        727,734.9358
  01/01/2008    to  12/31/2008       28.798677        17.464781        668,746.9634
  01/01/2009    to  12/31/2009       17.464781        21.890051        628,659.6800
  01/01/2010    to  12/31/2010       21.890051        27.218344        611,084.4095
  01/01/2011    to  12/31/2011       27.218344        25.964497        543,250.5277
  01/01/2012    to  12/31/2012       25.964497        29.497584        478,252.6568
  01/01/2013    to  12/31/2013       29.497584        38.073465        418,764.8518
  01/01/2014    to  12/31/2014       38.073465        41.350291        368,675.7760
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.027753        14.444164        698,771.1179
  01/01/2006    to  12/31/2006       14.444164        16.418707        876,895.5905
  01/01/2007    to  04/27/2007       16.418707        17.519092             67.5449
============   ==== ==========       =========        =========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012842         1.053290        382,578.6060
  01/01/2013    to  12/31/2013        1.053290         1.157959        545,882.7487
  01/01/2014    to  12/31/2014        1.157959         1.227023        617,995.3042
============   ==== ==========       =========        =========      ==============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.456994        10.007427         13,265.8411
  01/01/2009    to  12/31/2009       10.007427        12.765074         40,210.0900
  01/01/2010    to  12/31/2010       12.765074        15.078338         55,876.2016
  01/01/2011    to  12/31/2011       15.078338        13.388505         61,863.3486
  01/01/2012    to  12/31/2012       13.388505        15.298062         56,060.4333
  01/01/2013    to  12/31/2013       15.298062        20.139153         64,078.8100
  01/01/2014    to  12/31/2014       20.139153        20.820765         64,735.1518
============   ==== ==========       =========        =========      ==============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.673472        17.768260        393,966.6567
  01/01/2006    to  12/31/2006       17.768260        19.210751        475,015.5564
  01/01/2007    to  12/31/2007       19.210751        20.274485        645,984.9469
  01/01/2008    to  12/31/2008       20.274485        16.346342        629,602.0484
  01/01/2009    to  12/31/2009       16.346342        22.145915        650,083.5500
  01/01/2010    to  12/31/2010       22.145915        24.780781        619,671.0816
  01/01/2011    to  12/31/2011       24.780781        25.641488        566,509.7589
  01/01/2012    to  12/31/2012       25.641488        28.686110        505,480.3367
  01/01/2013    to  12/31/2013       28.686110        30.682097        465,679.3207
  01/01/2014    to  12/31/2014       30.682097        31.859609        420,778.4735
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.027753        14.444164        698,771.1179
  01/01/2006    to  12/31/2006       14.444164        16.418707        876,895.5905
  01/01/2007    to  04/27/2007       16.418707        17.519092             67.5449
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988699         9.796803         97,822.5430
  01/01/2012    to  12/31/2012        9.796803        10.130466        190,305.0713
  01/01/2013    to  12/31/2013       10.130466        10.151159        353,453.1666
  01/01/2014    to  12/31/2014       10.151159        10.161540        408,253.9112
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.841875        12.292994         12,066.5288
  01/01/2011    to  12/31/2011       12.292994        12.136705         24,484.1249
  01/01/2012    to  12/31/2012       12.136705        13.738947         40,619.0351
  01/01/2013    to  12/31/2013       13.738947        13.750233         40,669.2557
  01/01/2014    to  12/31/2014       13.750233        13.775585         43,474.7939
============   ==== ==========       =========        =========        ============
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.538871        13.169571          7,083.3601
  01/01/2007    to  12/31/2007       13.169571        13.420976         13,728.7111
  01/01/2008    to  12/31/2008       13.420976         7.868158         37,521.1744
  01/01/2009    to  12/31/2009        7.868158        10.338150         80,140.9500
  01/01/2010    to  12/31/2010       10.338150        11.930210         95,614.2990
  01/01/2011    to  12/31/2011       11.930210        11.135096        113,041.6748
  01/01/2012    to  12/31/2012       11.135096        12.875808        122,870.5110
  01/01/2013    to  12/31/2013       12.875808        16.517418        126,654.7450
  01/01/2014    to  12/31/2014       16.517418        17.193822        136,027.2537
============   ==== ==========       =========        =========        ============

                        0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.046669        10.544562        1,123,849.8837
  01/01/2013    to  12/31/2013       10.544562        11.944916        1,269,007.1910
  01/01/2014    to  12/31/2014       11.944916        12.973554        1,207,807.1695
============   ==== ==========       =========        =========        ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.821049        11.349208            4,361.2837
  01/01/2014    to  12/31/2014       11.349208        12.283004            4,269.4635
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.615629         6.264735           16,101.0419
  01/01/2009    to  12/31/2009        6.264735        10.484007           61,231.8300
  01/01/2010    to  12/31/2010       10.484007        12.841577          110,555.9205
  01/01/2011    to  12/31/2011       12.841577        10.341202          151,606.5676
  01/01/2012    to  12/31/2012       10.341202        12.178447          133,583.9600
  01/01/2013    to  12/31/2013       12.178447        11.462429          162,178.0472
  01/01/2014    to  12/31/2014       11.462429        10.613681          167,456.6720
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.388069        13.133216          197,472.0601
  01/01/2006    to  12/31/2006       13.133216        16.465107          286,226.8781
  01/01/2007    to  12/31/2007       16.465107        18.476214          241,307.5681
  01/01/2008    to  12/31/2008       18.476214        10.547833          234,096.7201
  01/01/2009    to  12/31/2009       10.547833        13.746171          269,042.8000
  01/01/2010    to  12/31/2010       13.746171        15.169092          357,829.1781
  01/01/2011    to  12/31/2011       15.169092        13.416105          402,305.8166
  01/01/2012    to  12/31/2012       13.416105        15.508856          367,498.3451
  01/01/2013    to  12/31/2013       15.508856        18.320569          396,099.0157
  01/01/2014    to  12/31/2014       18.320569        16.886228          389,785.6680
============   ==== ==========       =========        =========        ==============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
 GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.926723        10.283600          152,622.3844
  01/01/2006    to  12/31/2006       10.283600        11.039306          259,528.9309
  01/01/2007    to  12/31/2007       11.039306        13.501893          291,196.3282
  01/01/2008    to  12/31/2008       13.501893         7.121331          314,628.6376
  01/01/2009    to  12/31/2009        7.121331        11.093963          415,270.1600
  01/01/2010    to  12/31/2010       11.093963        14.515122          456,943.1328
  01/01/2011    to  12/31/2011       14.515122        13.382932          487,959.1410
  01/01/2012    to  12/31/2012       13.382932        14.486152          461,808.7280
  01/01/2013    to  12/31/2013       14.486152        19.948765          424,127.9257
  01/01/2014    to  12/31/2014       19.948765        19.960577          383,981.7315
============   ==== ==========       =========        =========        ==============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.903523        17.507015       50,785.4048
  01/01/2006    to  12/31/2006       17.507015        20.177546      141,773.5459
  01/01/2007    to  12/31/2007       20.177546        21.237224      148,087.1081
  01/01/2008    to  12/31/2008       21.237224        12.504179      160,036.3232
  01/01/2009    to  12/31/2009       12.504179        17.315753      171,426.8400
  01/01/2010    to  12/31/2010       17.315753        19.883874      178,828.6041
  01/01/2011    to  12/31/2011       19.883874        18.040774      179,458.4332
  01/01/2012    to  12/31/2012       18.040774        21.653231      149,717.0790
  01/01/2013    to  12/31/2013       21.653231        27.263895      302,435.6555
  01/01/2014    to  12/31/2014       27.263895        27.584684      268,843.6204
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
 TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
 SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       17.184988        19.062053       78,134.6702
  01/01/2007    to  12/31/2007       19.062053        19.324014      185,193.1430
  01/01/2008    to  12/31/2008       19.324014        11.039651      210,180.6998
  01/01/2009    to  12/31/2009       11.039651        14.336489      191,482.0300
  01/01/2010    to  12/31/2010       14.336489        15.251033      173,332.6042
  01/01/2011    to  04/29/2011       15.251033        17.040521            0.0000
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998959         6.589701       70,643.1082
  01/01/2009    to  12/31/2009        6.589701         8.656683      175,511.1300
  01/01/2010    to  12/31/2010        8.656683         9.231572      232,228.9954
  01/01/2011    to  12/31/2011        9.231572         8.513807      506,962.5030
  01/01/2012    to  12/31/2012        8.513807        10.306238      435,040.0193
  01/01/2013    to  04/26/2013       10.306238        10.972296            0.0000
============   ==== ==========       =========        =========      ============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999870         1.038810            0.0000
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.042214        13.359313       98,105.0100
  01/01/2010    to  12/31/2010       13.359313        14.260043      320,198.5640
  01/01/2011    to  12/31/2011       14.260043        15.699244      447,077.6507
  01/01/2012    to  12/31/2012       15.699244        16.970014      522,361.7454
  01/01/2013    to  12/31/2013       16.970014        15.250482      613,532.5317
  01/01/2014    to  12/31/2014       15.250482        15.543339      561,180.3291
============   ==== ==========       =========        =========      ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.304923        12.462858        264,511.0364
  01/01/2006    to  12/31/2006       12.462858        12.903065        424,843.4271
  01/01/2007    to  12/31/2007       12.903065        13.747193        530,325.9477
  01/01/2008    to  12/31/2008       13.747193        13.672654        758,991.6608
  01/01/2009    to  12/31/2009       13.672654        15.985061      1,359,657.8700
  01/01/2010    to  12/31/2010       15.985061        17.127641      1,947,045.3733
  01/01/2011    to  12/31/2011       17.127641        17.503870      2,231,861.4543
  01/01/2012    to  12/31/2012       17.503870        18.944875      2,147,809.3390
  01/01/2013    to  12/31/2013       18.944875        18.406327      2,202,784.4301
  01/01/2014    to  12/31/2014       18.406327        18.996557      2,105,129.8006
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.265198        20.870375          1,493.2981
  01/01/2007    to  12/31/2007       20.870375        21.706638          3,905.2481
  01/01/2008    to  12/31/2008       21.706638        14.440738         12,107.9294
  01/01/2009    to  12/31/2009       14.440738        17.720787        351,356.1200
  01/01/2010    to  12/31/2010       17.720787        20.400781        342,685.2265
  01/01/2011    to  12/31/2011       20.400781        19.289350        336,763.3975
  01/01/2012    to  12/31/2012       19.289350        21.129484        310,922.2957
  01/01/2013    to  12/31/2013       21.129484        27.852481        265,377.8441
  01/01/2014    to  12/31/2014       27.852481        30.667382        229,543.8961
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
 (CLASS B))
  01/01/2005    to  12/31/2005       11.525072        12.044679        596,909.8314
  01/01/2006    to  12/31/2006       12.044679        13.104419        816,839.3714
  01/01/2007    to  12/31/2007       13.104419        12.937958        770,507.4979
  01/01/2008    to  12/31/2008       12.937958         7.637295        689,484.0452
  01/01/2009    to  05/01/2009        7.637295         7.562857              0.0000
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.128257        19.928818          4,351.8578
  01/01/2007    to  12/31/2007       19.928818        21.051381          8,205.4438
  01/01/2008    to  12/31/2008       21.051381        18.611977         31,673.0825
  01/01/2009    to  12/31/2009       18.611977        24.536038         42,776.9400
  01/01/2010    to  12/31/2010       24.536038        27.263219         51,197.6592
  01/01/2011    to  12/31/2011       27.263219        27.986074         48,556.5825
  01/01/2012    to  12/31/2012       27.986074        30.942565         45,452.9837
  01/01/2013    to  12/31/2013       30.942565        31.123461         43,412.3241
  01/01/2014    to  12/31/2014       31.123461        32.242281         35,904.9906
============   ==== ==========       =========        =========      ==============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.821534        11.022088          47,293.0121
  01/01/2013    to  12/31/2013       11.022088        10.424455          41,874.7234
  01/01/2014    to  12/31/2014       10.424455        11.106166          38,648.5292
============   ==== ==========       =========        =========       ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.217350        10.787177          44,091.5184
  01/01/2014    to  12/31/2014       10.787177        11.608490          44,273.3946
============   ==== ==========       =========        =========       ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010820         1.071458         191,239.8563
  01/01/2013    to  12/31/2013        1.071458         1.168636         212,265.4553
  01/01/2014    to  12/31/2014        1.168636         1.247173         348,920.7466
============   ==== ==========       =========        =========       ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.949248        10.759634         311,629.4900
  01/01/2010    to  12/31/2010       10.759634        11.962324         961,961.5015
  01/01/2011    to  12/31/2011       11.962324        11.975174       1,425,811.8372
  01/01/2012    to  12/31/2012       11.975174        13.385014       1,443,569.7577
  01/01/2013    to  12/31/2013       13.385014        14.972964       1,373,410.5070
  01/01/2014    to  12/31/2014       14.972964        15.693376       1,286,088.0025
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.238158        10.197163             872.4500
  01/01/2010    to  12/31/2010       10.197163        11.530415           4,043.4780
  01/01/2011    to  12/31/2011       11.530415        11.178449          20,369.9000
  01/01/2012    to  12/31/2012       11.178449        12.736641          28,404.8953
  01/01/2013    to  12/31/2013       12.736641        14.896261          24,716.9799
  01/01/2014    to  12/31/2014       14.896261        15.549113          26,212.6445
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       49.690285        50.891240         330,286.7296
  01/01/2006    to  12/31/2006       50.891240        59.376826         399,124.2698
  01/01/2007    to  12/31/2007       59.376826        61.001192         410,159.3982
  01/01/2008    to  12/31/2008       61.001192        38.471134         429,859.4254
  01/01/2009    to  12/31/2009       38.471134        45.116662         472,113.5200
  01/01/2010    to  12/31/2010       45.116662        52.295972         456,830.3455
  01/01/2011    to  12/31/2011       52.295972        49.725195         414,170.0996
  01/01/2012    to  12/31/2012       49.725195        58.107518         362,250.1069
  01/01/2013    to  12/31/2013       58.107518        76.998742         321,396.2432
  01/01/2014    to  12/31/2014       76.998742        86.399880         268,069.8283
============   ==== ==========       =========        =========       ==============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM
 VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       52.306131        54.521838       10,209.8048
  01/01/2006    to  12/31/2006       54.521838        62.600848       11,322.3539
  01/01/2007    to  12/31/2007       62.600848        58.261326       10,298.5835
  01/01/2008    to  12/31/2008       58.261326        35.376966        8,602.1399
  01/01/2009    to  12/31/2009       35.376966        45.489365        5,150.7800
  01/01/2010    to  04/30/2010       45.489365        48.671859            0.0000
============   ==== ==========       =========        =========       ===========
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.445105         8.938588       21,346.4500
  01/01/2010    to  12/31/2010        8.938588         9.948894       52,382.3184
  01/01/2011    to  12/31/2011        9.948894         9.872297       81,467.0797
  01/01/2012    to  12/31/2012        9.872297        11.081143       87,326.7301
  01/01/2013    to  12/31/2013       11.081143        14.727565       84,528.6719
  01/01/2014    to  12/31/2014       14.727565        16.545235       75,645.1927
============   ==== ==========       =========        =========       ===========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.359735        16.725882            0.0000
  01/01/2006    to  12/31/2006       16.725882        19.256734            0.0000
  01/01/2007    to  12/31/2007       19.256734        20.994272            0.0000
  01/01/2008    to  12/31/2008       20.994272        11.595178            0.0000
  01/01/2009    to  12/31/2009       11.595178        13.999266            0.0000
  01/01/2010    to  12/31/2010       13.999266        14.818308            0.0000
  01/01/2011    to  12/31/2011       14.818308        11.723365            0.0000
  01/01/2012    to  12/31/2012       11.723365        13.860903            0.0000
  01/01/2013    to  12/31/2013       13.860903        15.808242            0.0000
  01/01/2014    to  12/31/2014       15.808242        15.135282            0.0000
============   ==== ==========       =========        =========       ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       17.952555        17.257330          545.9324
  01/01/2014    to  12/31/2014       17.257330        18.027451        3,697.0352
============   ==== ==========       =========        =========       ===========

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       49.609498        49.970703        1,954.8845
  01/01/2006    to  12/31/2006       49.970703        51.547282       14,887.9227
  01/01/2007    to  12/31/2007       51.547282        54.132083       33,945.8649
  01/01/2008    to  12/31/2008       54.132083        51.653777       54,149.8644
  01/01/2009    to  12/31/2009       51.653777        55.864084      120,132.9200
  01/01/2010    to  12/31/2010       55.864084        59.800983      156,881.7053
  01/01/2011    to  12/31/2011       59.800983        62.971339      172,966.1693
  01/01/2012    to  12/31/2012       62.971339        66.914627      166,183.3811
  01/01/2013    to  12/31/2013       66.914627        65.614068      162,733.1015
  01/01/2014    to  12/31/2014       65.614068        69.419593      160,530.4599
============   ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       23.561882        29.800754        2,800.0200
  01/01/2010    to  12/31/2010       29.800754        35.369721        6,068.4573
  01/01/2011    to  12/31/2011       35.369721        31.901660        8,545.0316
  01/01/2012    to  12/31/2012       31.901660        36.139997       10,090.2376
  01/01/2013    to  12/31/2013       36.139997        48.048266        9,185.2972
  01/01/2014    to  12/31/2014       48.048266        51.828815        8,662.9681
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.153025        10.290668       33,306.5976
  01/01/2006    to  12/31/2006       10.290668        10.657546       46,552.2212
  01/01/2007    to  12/31/2007       10.657546        11.064457      104,565.7642
  01/01/2008    to  12/31/2008       11.064457        11.244417      188,405.0495
  01/01/2009    to  12/31/2009       11.244417        11.166304      288,308.2000
  01/01/2010    to  12/31/2010       11.166304        11.060725      211,753.7872
  01/01/2011    to  12/31/2011       11.060725        10.956430      293,202.3934
  01/01/2012    to  12/31/2012       10.956430        10.852271      296,671.0429
  01/01/2013    to  12/31/2013       10.852271        10.749661      267,354.2838
  01/01/2014    to  12/31/2014       10.749661        10.648022      181,341.9104
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       10.124536        10.152663            0.0000
============   ==== ==========       =========        =========      ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.161962         5.014280        272,810.6210
  01/01/2006    to  12/31/2006        5.014280         5.092360        249,889.3374
  01/01/2007    to  12/31/2007        5.092360         5.618407        216,149.1484
  01/01/2008    to  12/31/2008        5.618407         3.531289        182,170.8581
  01/01/2009    to  12/31/2009        3.531289         4.881766        163,857.8800
  01/01/2010    to  12/31/2010        4.881766         5.382714        153,431.1058
  01/01/2011    to  12/31/2011        5.382714         5.343747        130,326.7780
  01/01/2012    to  12/31/2012        5.343747         6.116394        735,687.5671
  01/01/2013    to  12/31/2013        6.116394         8.284006        712,400.4774
  01/01/2014    to  12/31/2014        8.284006         8.923128        631,646.4157
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        4.505307         4.150008              0.0000
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.100102         8.821475        119,764.8749
  01/01/2006    to  12/31/2006        8.821475         9.403797        323,314.4077
  01/01/2007    to  12/31/2007        9.403797        10.645350        387,043.1565
  01/01/2008    to  12/31/2008       10.645350         5.700361        401,741.6968
  01/01/2009    to  12/31/2009        5.700361         8.114102        449,459.5800
  01/01/2010    to  12/31/2010        8.114102         8.792647        477,620.0525
  01/01/2011    to  12/31/2011        8.792647         8.589434        445,093.2657
  01/01/2012    to  04/27/2012        8.589434         9.677245              0.0000
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.877909        11.516921         81,727.5320
  01/01/2008    to  12/31/2008       11.516921         6.695302        144,505.8392
  01/01/2009    to  12/31/2009        6.695302         8.600118        169,066.9900
  01/01/2010    to  12/31/2010        8.600118        11.189229        163,180.4213
  01/01/2011    to  12/31/2011       11.189229        11.387934        146,517.7739
  01/01/2012    to  12/31/2012       11.387934        12.508537        124,440.2790
  01/01/2013    to  12/31/2013       12.508537        18.384655        104,799.1372
  01/01/2014    to  12/31/2014       18.384655        18.381065         99,558.3661
============   ==== ==========       =========        =========        ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.737795        14.339784             582.7900
  01/01/2010    to  12/31/2010       14.339784        17.412856          14,369.0804
  01/01/2011    to  12/31/2011       17.412856        14.445286          19,439.2991
  01/01/2012    to  12/31/2012       14.445286        16.869747           9,119.7478
  01/01/2013    to  12/31/2013       16.869747        21.322570           7,970.0065
  01/01/2014    to  12/31/2014       21.322570        19.707036           8,251.6147
============   ==== ==========       =========        =========      ===============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.591297        14.925737          50,056.3562
============   ==== ==========       =========        =========      ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.013270        15.480445       7,522,144.6079
============   ==== ==========       =========        =========      ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
 B))
  05/01/2006    to  12/31/2006       10.705601        11.268360           3,070.5519
  01/01/2007    to  12/31/2007       11.268360        11.821931          40,622.1982
  01/01/2008    to  12/31/2008       11.821931         9.291690         316,045.2884
  01/01/2009    to  12/31/2009        9.291690        11.312232       1,055,330.2000
  01/01/2010    to  12/31/2010       11.312232        12.426932       1,583,779.7413
  01/01/2011    to  12/31/2011       12.426932        12.528188       1,961,732.4540
  01/01/2012    to  12/31/2012       12.528188        13.763153       2,065,380.6052
  01/01/2013    to  12/31/2013       13.763153        14.870825       1,794,912.6794
  01/01/2014    to  04/25/2014       14.870825        15.014442               0.0000
============   ==== ==========       =========        =========      ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
 B))
  05/01/2006    to  12/31/2006       11.119360        11.718604          13,918.1293
  01/01/2007    to  12/31/2007       11.718604        12.327685         514,413.5535
  01/01/2008    to  12/31/2008       12.327685         8.984678       1,277,750.8877
  01/01/2009    to  12/31/2009        8.984678        11.221329       3,593,661.4700
  01/01/2010    to  12/31/2010       11.221329        12.493483       5,385,903.3170
  01/01/2011    to  12/31/2011       12.493483        12.361129       6,494,545.6783
  01/01/2012    to  12/31/2012       12.361129        13.761169       6,453,162.8873
  01/01/2013    to  12/31/2013       13.761169        15.570157       6,134,216.5093
  01/01/2014    to  04/25/2014       15.570157        15.661297               0.0000
============   ==== ==========       =========        =========      ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.986278        16.608635      15,117,522.5541
============   ==== ==========       =========        =========      ===============

                        0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       11.591477        12.244288          262,690.2659
  01/01/2007    to  12/31/2007       12.244288        12.720065        1,770,919.6819
  01/01/2008    to  12/31/2008       12.720065         8.575693        4,419,617.5305
  01/01/2009    to  12/31/2009        8.575693        10.901635       10,086,481.1900
  01/01/2010    to  12/31/2010       10.901635        12.265608       14,710,264.7860
  01/01/2011    to  12/31/2011       12.265608        11.942989       17,705,937.2866
  01/01/2012    to  12/31/2012       11.942989        13.477478       16,984,082.3326
  01/01/2013    to  12/31/2013       13.477478        15.942461       15,864,954.5200
  01/01/2014    to  04/25/2014       15.942461        15.987527                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       16.479489        17.219828        5,077,306.3518
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
 TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998959         7.055493          676,921.2757
  01/01/2009    to  12/31/2009        7.055493         8.984175        1,839,369.9200
  01/01/2010    to  12/31/2010        8.984175         9.793239        2,177,123.8819
  01/01/2011    to  12/31/2011        9.793239         9.530068        2,144,447.8371
  01/01/2012    to  12/31/2012        9.530068        10.961520        2,008,753.8876
  01/01/2013    to  04/26/2013       10.961520        11.817549                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.214412        12.910117          130,854.2179
  01/01/2007    to  12/31/2007       12.910117        13.388744        1,269,502.1884
  01/01/2008    to  12/31/2008       13.388744         8.239949        2,959,065.7283
  01/01/2009    to  12/31/2009        8.239949        10.618684        4,349,103.4800
  01/01/2010    to  12/31/2010       10.618684        12.147548        4,418,755.1888
  01/01/2011    to  12/31/2011       12.147548        11.566853        4,442,353.0029
  01/01/2012    to  12/31/2012       11.566853        13.257980        4,263,221.0712
  01/01/2013    to  12/31/2013       13.257980        16.535872        5,591,962.4832
  01/01/2014    to  04/25/2014       16.535872        16.492440                0.0000
============   ==== ==========       =========        =========       ===============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       43.287160        44.101407        181,072.3004
  01/01/2006    to  12/31/2006       44.101407        48.898652        245,163.4710
  01/01/2007    to  12/31/2007       48.898652        50.428124        246,324.7664
  01/01/2008    to  12/31/2008       50.428124        38.787323        240,906.3437
  01/01/2009    to  12/31/2009       38.787323        45.452941        286,736.0300
  01/01/2010    to  12/31/2010       45.452941        49.434648        294,958.2474
  01/01/2011    to  12/31/2011       49.434648        50.025330        294,651.8920
  01/01/2012    to  12/31/2012       50.025330        55.153258        271,188.6764
  01/01/2013    to  12/31/2013       55.153258        64.847603        236,114.0769
  01/01/2014    to  12/31/2014       64.847603        69.606816        205,769.3689
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.701554        11.683001         35,075.5872
  01/01/2009    to  12/31/2009       11.683001        13.954735        174,760.7800
  01/01/2010    to  12/31/2010       13.954735        15.368123        340,192.3465
  01/01/2011    to  12/31/2011       15.368123        15.320392        450,839.2618
  01/01/2012    to  12/31/2012       15.320392        17.651120        421,805.4626
  01/01/2013    to  12/31/2013       17.651120        23.671229      1,241,430.7169
  01/01/2014    to  12/31/2014       23.671229        25.923906      1,087,116.0487
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998959         6.620666        228,554.2176
  01/01/2009    to  12/31/2009        6.620666         8.189993      1,004,432.1000
  01/01/2010    to  12/31/2010        8.189993         9.006842      1,573,368.8568
  01/01/2011    to  12/31/2011        9.006842         8.873072      1,857,789.3844
  01/01/2012    to  12/31/2012        8.873072        10.011811      1,722,399.7391
  01/01/2013    to  04/26/2013       10.011811        10.982730              0.0000
============   ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       21.264893        26.635569         65,628.3066
  01/01/2014    to  12/31/2014       26.635569        26.304490         62,957.5627
============   ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       15.276856        16.613740         33,727.9135
  01/01/2006    to  12/31/2006       16.613740        18.863010         68,522.0611
  01/01/2007    to  04/27/2007       18.863010        20.536872              0.0000
============   ==== ==========       =========        =========      ==============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
 SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.452302        12.166044          197.8459
  01/01/2007    to  04/27/2007       12.166044        13.458449            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       18.123552        16.128812      104,420.1881
  01/01/2008    to  12/31/2008       16.128812         9.857069      109,273.6698
  01/01/2009    to  12/31/2009        9.857069        13.353227       95,743.8500
  01/01/2010    to  12/31/2010       13.353227        16.250571       95,603.1899
  01/01/2011    to  12/31/2011       16.250571        15.247968       96,171.4394
  01/01/2012    to  12/31/2012       15.247968        15.901387       93,127.8477
  01/01/2013    to  04/26/2013       15.901387        17.266159            0.0000
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       16.018769        18.998468        5,027.7312
  01/01/2011    to  12/31/2011       18.998468        15.681217       19,388.2859
  01/01/2012    to  12/31/2012       15.681217        15.932657       23,159.8665
  01/01/2013    to  12/31/2013       15.932657        17.479359       21,440.2580
  01/01/2014    to  12/31/2014       17.479359        14.055042       21,574.9645
============   ==== ==========       =========        =========      ============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       32.479934        35.434737      125,433.3432
  01/01/2006    to  12/31/2006       35.434737        40.157012      203,819.8255
  01/01/2007    to  12/31/2007       40.157012        41.538159      217,833.4151
  01/01/2008    to  12/31/2008       41.538159        24.909874      271,311.7190
  01/01/2009    to  12/31/2009       24.909874        32.527645      328,475.9000
  01/01/2010    to  12/31/2010       32.527645        36.027589      347,648.6431
  01/01/2011    to  12/31/2011       36.027589        34.196237      344,074.2561
  01/01/2012    to  12/31/2012       34.196237        38.173413      313,776.7914
  01/01/2013    to  12/31/2013       38.173413        50.490346      271,820.4769
  01/01/2014    to  12/31/2014       50.490346        55.237571      238,962.4279
============   ==== ==========       =========        =========      ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.358946        13.961553        274,971.0425
  01/01/2006    to  12/31/2006       13.961553        16.435984        412,046.4437
  01/01/2007    to  12/31/2007       16.435984        16.798749        499,765.6470
  01/01/2008    to  12/31/2008       16.798749        11.457673        454,885.5597
  01/01/2009    to  12/31/2009       11.457673        14.464759        344,462.5100
  01/01/2010    to  12/31/2010       14.464759        16.134305        301,037.8674
  01/01/2011    to  12/31/2011       16.134305        16.289164        258,260.1012
  01/01/2012    to  12/31/2012       16.289164        19.249040        210,195.2453
  01/01/2013    to  12/31/2013       19.249040        25.247775        176,408.6601
  01/01/2014    to  12/31/2014       25.247775        28.175321        144,229.6657
============   ==== ==========       =========        =========        ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2005    to  12/31/2005       12.543717        14.645805          629.9827
  01/01/2006    to  12/31/2006       14.645805        18.594523          629.0873
  01/01/2007    to  12/31/2007       18.594523        21.111940          621.1544
  01/01/2008    to  12/31/2008       21.111940        12.464839          620.1018
  01/01/2009    to  12/31/2009       12.464839        16.690028          618.8700
  01/01/2010    to  12/31/2010       16.690028        18.649573          617.7031
  01/01/2011    to  12/31/2011       18.649573        17.219617          470.2915
  01/01/2012    to  12/31/2012       17.219617        19.695283          470.2915
  01/01/2013    to  12/31/2013       19.695283        23.206828          470.2915
  01/01/2014    to  12/31/2014       23.206828        23.052068          470.2915
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.968881        26.918630          224.1657
  01/01/2007    to  12/31/2007       26.918630        30.606523        1,145.1691
  01/01/2008    to  12/31/2008       30.606523        18.668550        8,955.0302
  01/01/2009    to  12/31/2009       18.668550        26.301828       18,753.1700
  01/01/2010    to  12/31/2010       26.301828        29.098895       22,626.7664
  01/01/2011    to  12/31/2011       29.098895        26.249899       34,082.5692
  01/01/2012    to  12/31/2012       26.249899        31.850829       31,119.7392
  01/01/2013    to  12/31/2013       31.850829        40.734857       27,684.7407
  01/01/2014    to  12/31/2014       40.734857        41.262446       27,442.3557
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       33.297934        16.902186        1,718.1560
  01/01/2009    to  12/31/2009       16.902186        26.991403        3,850.4200
  01/01/2010    to  12/31/2010       26.991403        32.712716        4,592.8821
  01/01/2011    to  12/31/2011       32.712716        26.187334        8,131.7492
  01/01/2012    to  12/31/2012       26.187334        30.638198        7,412.5463
  01/01/2013    to  12/31/2013       30.638198        38.911338        6,242.9439
  01/01/2014    to  12/31/2014       38.911338        39.341947        6,345.6664
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      185.923954       107.797606        1,509.2499
  01/01/2009    to  12/31/2009      107.797606       148.787449        4,758.3400
  01/01/2010    to  12/31/2010      148.787449       174.826106        5,492.1675
  01/01/2011    to  12/31/2011      174.826106       165.687253        7,597.7763
  01/01/2012    to  12/31/2012      165.687253       193.377047        5,844.2641
  01/01/2013    to  12/31/2013      193.377047       249.084895        5,320.2523
  01/01/2014    to  12/31/2014      249.084895       267.590314        4,984.5311
============   ==== ==========      ==========       ==========       ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       11.072860        12.077799       25,708.9294
  01/01/2006    to  12/31/2006       12.077799        14.522376       25,030.5808
  01/01/2007    to  12/31/2007       14.522376        16.599409       21,373.4439
  01/01/2008    to  12/31/2008       16.599409         9.798006       18,300.2626
  01/01/2009    to  12/31/2009        9.798006        13.293826        7,174.5400
  01/01/2010    to  12/31/2010       13.293826        14.268072        7,142.3391
  01/01/2011    to  12/31/2011       14.268072        12.624073        7,119.5609
  01/01/2012    to  12/31/2012       12.624073        14.776555        3,903.6735
  01/01/2013    to  12/31/2013       14.776555        17.990055        3,427.7519
  01/01/2014    to  12/31/2014       17.990055        15.828378        3,420.8873
============   ==== ==========       =========        =========       ===========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.260586        10.639427            0.0000
  01/01/2013    to  12/31/2013       10.639427        11.707640        1,350.3064
  01/01/2014    to  12/31/2014       11.707640        12.442880        1,333.4618
============   ==== ==========       =========        =========       ===========
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996905         1.043285            0.0000
============   ==== ==========       =========        =========       ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.199691        11.640117            0.0000
  01/01/2013    to  12/31/2013       11.640117        11.133484          327.8236
  01/01/2014    to  12/31/2014       11.133484        11.463360          358.2336
============   ==== ==========       =========        =========       ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.014551        10.366634       15,104.2787
  01/01/2013    to  12/31/2013       10.366634        11.321491       16,322.3628
  01/01/2014    to  12/31/2014       11.321491        11.871940       21,112.9456
============   ==== ==========       =========        =========       ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       15.174251        19.185768            0.0000
  01/01/2010    to  12/31/2010       19.185768        21.990837        2,393.8960
  01/01/2011    to  12/31/2011       21.990837        22.282862        2,893.3170
  01/01/2012    to  12/31/2012       22.282862        25.709456       10,296.2864
  01/01/2013    to  12/31/2013       25.709456        27.829293        9,011.3560
  01/01/2014    to  12/31/2014       27.829293        28.460301        9,631.1115
============   ==== ==========       =========        =========       ===========

                                   1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.421620         9.552544         529.7680
   01/01/2009                             to  12/31/2009        9.552544        12.742551         558.3000
   01/01/2010                             to  12/31/2010       12.742551        14.647744       5,259.1932
   01/01/2011                             to  12/31/2011       14.647744        13.692155       9,060.5615
   01/01/2012                             to  12/31/2012       13.692155        17.078201       8,878.6413
   01/01/2013                             to  12/31/2013       17.078201        17.507793       6,324.5006
   01/01/2014                             to  12/31/2014       17.507793        19.633277       6,316.2163
=============                            ==== ==========       =========        =========       ==========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011        7.257163         6.595404           0.0000
   01/01/2012                             to  12/31/2012        6.595404         7.737899         620.7568
   01/01/2013                             to  12/31/2013        7.737899        11.154408         659.5885
   01/01/2014                             to  12/31/2014       11.154408        13.129832         659.5885
=============                            ==== ==========       =========        =========       ==========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   01/01/2005                             to  12/31/2005       11.002711        11.645366           0.0000
   01/01/2006                             to  04/30/2006       11.645366        12.186767           0.0000
=============                            ==== ==========       =========        =========       ==========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.437855        11.219954           0.0000
   01/01/2007                             to  12/31/2007       11.219954        10.451627           0.0000
   01/01/2008                             to  12/31/2008       10.451627         4.696077           0.0000
   01/01/2009                             to  12/31/2009        4.696077         6.414719           0.0000
   01/01/2010                             to  12/31/2010        6.414719         6.816733           0.0000
   01/01/2011                             to  04/29/2011        6.816733         7.257760           0.0000
=============                            ==== ==========       =========        =========       ==========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010779         1.050875           0.0000
   01/01/2013                             to  12/31/2013        1.050875         1.059780       1,042.0514
   01/01/2014                             to  12/31/2014        1.059780         1.107791       2,137.3190
=============                            ==== ==========       =========        =========       ==========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999178        10.504047        4,219.4905
  01/01/2006    to  12/31/2006       10.504047        12.069267       23,299.7898
  01/01/2007    to  12/31/2007       12.069267        11.650766       29,277.2162
  01/01/2008    to  12/31/2008       11.650766         7.392281       42,566.5554
  01/01/2009    to  12/31/2009        7.392281         9.263448       74,605.3000
  01/01/2010    to  12/31/2010        9.263448        10.533563       63,824.4425
  01/01/2011    to  12/31/2011       10.533563        10.274314       68,911.7131
  01/01/2012    to  12/31/2012       10.274314        12.046543       58,033.6739
  01/01/2013    to  12/31/2013       12.046543        16.147344       50,055.4615
  01/01/2014    to  12/31/2014       16.147344        17.475410       44,127.6527
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       24.067397        25.746048       97,481.2706
  01/01/2006    to  12/31/2006       25.746048        28.594177       91,865.9768
  01/01/2007    to  12/31/2007       28.594177        28.477901      104,949.7030
  01/01/2008    to  12/31/2008       28.477901        17.261569       98,363.3581
  01/01/2009    to  12/31/2009       17.261569        21.624530       95,655.1900
  01/01/2010    to  12/31/2010       21.624530        26.874767       85,260.3747
  01/01/2011    to  12/31/2011       26.874767        25.623951       79,416.8559
  01/01/2012    to  12/31/2012       25.623951        29.096071       74,103.1128
  01/01/2013    to  12/31/2013       29.096071        37.536456       64,375.9026
  01/01/2014    to  12/31/2014       37.536456        40.746684       56,375.9970
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.016049        14.424919       96,391.7875
  01/01/2006    to  12/31/2006       14.424919        16.388660       96,827.3540
  01/01/2007    to  04/27/2007       16.388660        17.484182            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012834         1.052928            0.0000
  01/01/2013    to  12/31/2013        1.052928         1.156982            0.0000
  01/01/2014    to  12/31/2014        1.156982         1.225375            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.436882         9.989079        1,208.5341
  01/01/2009    to  12/31/2009        9.989079        12.735298        3,901.3100
  01/01/2010    to  12/31/2010       12.735298        15.035653        4,950.1259
  01/01/2011    to  12/31/2011       15.035653        13.343938       11,078.5742
  01/01/2012    to  12/31/2012       13.343938        15.239479        9,170.5754
  01/01/2013    to  12/31/2013       15.239479        20.052009        8,520.5143
  01/01/2014    to  12/31/2014       20.052009        20.720308        8,500.3628
============   ==== ==========       =========        =========      ============

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.427746        17.512482        140,143.1969
  01/01/2006    to  12/31/2006       17.512482        18.924769        129,024.6997
  01/01/2007    to  12/31/2007       18.924769        19.962632        128,228.8857
  01/01/2008    to  12/31/2008       19.962632        16.086835        114,812.1869
  01/01/2009    to  12/31/2009       16.086835        21.783455        123,326.6900
  01/01/2010    to  12/31/2010       21.783455        24.363018        105,391.2614
  01/01/2011    to  12/31/2011       24.363018        25.196647         98,553.4215
  01/01/2012    to  12/31/2012       25.196647        28.174287         92,857.9169
  01/01/2013    to  12/31/2013       28.174287        30.119598         79,814.6531
  01/01/2014    to  12/31/2014       30.119598        31.259890         74,147.1230
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.016049        14.424919         96,391.7875
  01/01/2006    to  12/31/2006       14.424919        16.388660         96,827.3540
  01/01/2007    to  04/27/2007       16.388660        17.484182              0.0000
============   ==== ==========       =========        =========        ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 (SERIES I))
  01/01/2005    to  12/31/2005       11.365819        12.247363         16,140.9738
  01/01/2006    to  12/31/2006       12.247363        12.889755         12,722.6205
  01/01/2007    to  04/27/2007       12.889755        13.778830              0.0000
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988631         9.793488         11,947.3497
  01/01/2012    to  12/31/2012        9.793488        10.121948         13,370.7539
  01/01/2013    to  12/31/2013       10.121948        10.137553         15,264.8454
  01/01/2014    to  12/31/2014       10.137553        10.142848         17,386.1339
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.835911        12.282733          1,854.2742
  01/01/2011    to  12/31/2011       12.282733        12.120526          4,731.7615
  01/01/2012    to  12/31/2012       12.120526        13.713737          4,514.1891
  01/01/2013    to  12/31/2013       13.713737        13.718141          4,947.8528
  01/01/2014    to  12/31/2014       13.718141        13.736562          5,424.1248
============   ==== ==========       =========        =========        ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.530000        13.155404           75.0660
  01/01/2007    to  12/31/2007       13.155404        13.399798            0.0000
  01/01/2008    to  12/31/2008       13.399798         7.851792            0.0000
  01/01/2009    to  12/31/2009        7.851792        10.311487            0.0000
  01/01/2010    to  12/31/2010       10.311487        11.893500          755.2322
  01/01/2011    to  12/31/2011       11.893500        11.095292        7,973.6968
  01/01/2012    to  12/31/2012       11.095292        12.823335        7,313.2349
  01/01/2013    to  12/31/2013       12.823335        16.441887        6,540.8691
  01/01/2014    to  12/31/2014       16.441887        17.106640        6,158.0197
============   ==== ==========       =========        =========       ===========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.041605        10.535712            0.0000
  01/01/2013    to  12/31/2013       10.535712        11.928925          647.3192
  01/01/2014    to  12/31/2014       11.928925        12.949710       17,149.2753
============   ==== ==========       =========        =========       ===========
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987729         1.014361            0.0000
  01/01/2013    to  12/31/2013        1.014361         1.134262            0.0000
  01/01/2014    to  12/31/2014        1.134262         1.226974            0.0000
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.601998         6.256334          505.2729
  01/01/2009    to  12/31/2009        6.256334        10.464716        2,458.2100
  01/01/2010    to  12/31/2010       10.464716        12.811552       27,794.1219
  01/01/2011    to  12/31/2011       12.811552        10.311869       36,814.3590
  01/01/2012    to  12/31/2012       10.311869        12.137802       26,022.8940
  01/01/2013    to  12/31/2013       12.137802        11.418461       26,126.4983
  01/01/2014    to  12/31/2014       11.418461        10.567679       27,505.7590
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.309751        13.036397       23,587.4987
  01/01/2006    to  12/31/2006       13.036397        16.335582       32,775.0332
  01/01/2007    to  12/31/2007       16.335582        18.321653       33,248.6477
  01/01/2008    to  12/31/2008       18.321653        10.454338       30,151.6775
  01/01/2009    to  12/31/2009       10.454338        13.617514       37,226.4400
  01/01/2010    to  12/31/2010       13.617514        15.019616       32,877.0936
  01/01/2011    to  12/31/2011       15.019616        13.277267       41,758.0967
  01/01/2012    to  12/31/2012       13.277267        15.340651       34,972.0449
  01/01/2013    to  12/31/2013       15.340651        18.112814       32,841.9519
  01/01/2014    to  12/31/2014       18.112814        16.686387       32,804.5941
============   ==== ==========       =========        =========       ===========

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
 GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.896570        10.247254        101,058.5878
  01/01/2006    to  12/31/2006       10.247254        10.994803         77,531.0524
  01/01/2007    to  12/31/2007       10.994803        13.440705         70,695.3196
  01/01/2008    to  12/31/2008       13.440705         7.085492         68,230.1535
  01/01/2009    to  12/31/2009        7.085492        11.032616         67,582.9000
  01/01/2010    to  12/31/2010       11.032616        14.427650         79,184.0556
  01/01/2011    to  12/31/2011       14.427650        13.295644         80,542.7324
  01/01/2012    to  12/31/2012       13.295644        14.384434         79,710.4102
  01/01/2013    to  12/31/2013       14.384434        19.798798         67,683.2793
  01/01/2014    to  12/31/2014       19.798798        19.800614         63,158.1885
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.842767        17.429872            787.2377
  01/01/2006    to  12/31/2006       17.429872        20.078622         11,093.2987
  01/01/2007    to  12/31/2007       20.078622        21.122482         13,322.9337
  01/01/2008    to  12/31/2008       21.122482        12.430370         13,847.5075
  01/01/2009    to  12/31/2009       12.430370        17.204937         15,156.8800
  01/01/2010    to  12/31/2010       17.204937        19.746757         17,415.1627
  01/01/2011    to  12/31/2011       19.746757        17.907420         17,214.2709
  01/01/2012    to  12/31/2012       17.907420        21.482378         25,779.7449
  01/01/2013    to  12/31/2013       21.482378        27.035259         38,362.6953
  01/01/2014    to  12/31/2014       27.035259        27.339681         33,983.5021
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
 TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
 SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       15.741194        16.966367          3,796.1138
  01/01/2006    to  12/31/2006       16.966367        20.461390          7,993.5984
  01/01/2007    to  12/31/2007       20.461390        20.732155         10,956.3214
  01/01/2008    to  12/31/2008       20.732155        11.838158         11,439.4894
  01/01/2009    to  12/31/2009       11.838158        15.365774         11,151.3500
  01/01/2010    to  12/31/2010       15.365774        16.337813          9,304.7464
  01/01/2011    to  04/29/2011       16.337813        18.251844              0.0000
============   ==== ==========       =========        =========        ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998904         6.587429       10,642.8810
  01/01/2009    to  12/31/2009        6.587429         8.649372       23,490.8200
  01/01/2010    to  12/31/2010        8.649372         9.219168       23,913.8769
  01/01/2011    to  12/31/2011        9.219168         8.498123       44,430.1880
  01/01/2012    to  12/31/2012        8.498123        10.282084       42,882.3629
  01/01/2013    to  04/26/2013       10.282084        10.944841            0.0000
============   ==== ==========       =========        =========      ============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999863         1.038452            0.0000
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.006059        13.314808          901.2300
  01/01/2010    to  12/31/2010       13.314808        14.205435       30,852.3088
  01/01/2011    to  12/31/2011       14.205435        15.631331       49,413.5012
  01/01/2012    to  12/31/2012       15.631331        16.888116       53,489.3626
  01/01/2013    to  12/31/2013       16.888116        15.169291       36,618.8645
  01/01/2014    to  12/31/2014       15.169291        15.452859       34,993.4588
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.281046        12.432473       46,982.8446
  01/01/2006    to  12/31/2006       12.432473        12.865190       62,567.5371
  01/01/2007    to  12/31/2007       12.865190        13.699952       65,701.6390
  01/01/2008    to  12/31/2008       13.699952        13.618841       82,295.6619
  01/01/2009    to  12/31/2009       13.618841        15.914193      132,029.5800
  01/01/2010    to  12/31/2010       15.914193        17.043187      127,253.9239
  01/01/2011    to  12/31/2011       17.043187        17.408878      162,931.7226
  01/01/2012    to  12/31/2012       17.408878        18.832595      163,363.5530
  01/01/2013    to  12/31/2013       18.832595        18.288091      150,962.8528
  01/01/2014    to  12/31/2014       18.288091        18.865094      142,508.4749
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.147638        20.736144            0.0000
  01/01/2007    to  12/31/2007       20.736144        21.556187            0.0000
  01/01/2008    to  12/31/2008       21.556187        14.333444            0.0000
  01/01/2009    to  12/31/2009       14.333444        17.580327       39,732.8000
  01/01/2010    to  12/31/2010       17.580327        20.228971       35,571.9437
  01/01/2011    to  12/31/2011       20.228971        19.117355       31,038.3237
  01/01/2012    to  12/31/2012       19.117355        20.930559       29,707.2907
  01/01/2013    to  12/31/2013       20.930559        27.576480       26,373.8581
  01/01/2014    to  12/31/2014       27.576480        30.348308       23,434.5962
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
 (CLASS B))
  01/01/2005    to  12/31/2005       11.509694        12.022612       97,358.8879
  01/01/2006    to  12/31/2006       12.022612        13.073890      102,610.1931
  01/01/2007    to  12/31/2007       13.073890        12.901327       93,902.8167
  01/01/2008    to  12/31/2008       12.901327         7.611841       87,403.9075
  01/01/2009    to  05/01/2009        7.611841         7.536396            0.0000
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.015359        19.804629            0.0000
  01/01/2007    to  12/31/2007       19.804629        20.909684        1,906.7834
  01/01/2008    to  12/31/2008       20.909684        18.477430          646.8164
  01/01/2009    to  12/31/2009       18.477430        24.346502          526.0300
  01/01/2010    to  12/31/2010       24.346502        27.039099        1,939.0942
  01/01/2011    to  12/31/2011       27.039099        27.742175        1,459.0105
  01/01/2012    to  12/31/2012       27.742175        30.657490        5,825.9579
  01/01/2013    to  12/31/2013       30.657490        30.821303        5,448.4096
  01/01/2014    to  12/31/2014       30.821303        31.913300        5,242.7337
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.816082        11.012839            0.0000
  01/01/2013    to  12/31/2013       11.012839        10.410499            0.0000
  01/01/2014    to  12/31/2014       10.410499        11.085754            0.0000
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.217211        10.783396          718.6665
  01/01/2014    to  12/31/2014       10.783396        11.598620          633.6810
============   ==== ==========       =========        =========      ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010812         1.071090            0.0000
  01/01/2013    to  12/31/2013        1.071090         1.167651        2,627.2426
  01/01/2014    to  12/31/2014        1.167651         1.245499        3,236.2397
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.933166        10.736759            0.0000
  01/01/2010    to  12/31/2010       10.736759        11.930930        5,865.1046
  01/01/2011    to  12/31/2011       11.930930        11.937789       40,801.6714
  01/01/2012    to  12/31/2012       11.937789        13.336524       38,087.2196
  01/01/2013    to  12/31/2013       13.336524        14.911265       32,284.2128
  01/01/2014    to  12/31/2014       14.911265        15.620896       30,115.1354
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.223350        10.175481            0.0000
  01/01/2010    to  12/31/2010       10.175481        11.500151        1,165.2711
  01/01/2011    to  12/31/2011       11.500151        11.143547        3,757.7569
  01/01/2012    to  12/31/2012       11.143547        12.690495        3,641.9836
  01/01/2013    to  12/31/2013       12.690495        14.834874        2,525.3099
  01/01/2014    to  12/31/2014       14.834874        15.477293        1,771.1043
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       51.167756        52.522328        4,924.5950
  01/01/2006    to  12/31/2006       52.522328        61.375278        3,968.0059
  01/01/2007    to  12/31/2007       61.375278        63.200088        3,000.5165
  01/01/2008    to  12/31/2008       63.200088        39.924381        2,424.3496
  01/01/2009    to  12/31/2009       39.924381        46.908476        1,984.9100
  01/01/2010    to  12/31/2010       46.908476        54.488986        1,843.3293
  01/01/2011    to  12/31/2011       54.488986        51.915291        1,715.2797
  01/01/2012    to  12/31/2012       51.915291        60.787332        1,592.5832
  01/01/2013    to  12/31/2013       60.787332        80.698874        1,490.5897
  01/01/2014    to  12/31/2014       80.698874        90.734349        1,403.3828
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       48.558997        49.707819      148,728.5456
  01/01/2006    to  12/31/2006       49.707819        57.967181      135,151.1234
  01/01/2007    to  12/31/2007       57.967181        59.523046      122,327.8647
  01/01/2008    to  12/31/2008       59.523046        37.520041      111,372.2325
  01/01/2009    to  12/31/2009       37.520041        43.979265      110,811.1900
  01/01/2010    to  12/31/2010       43.979265        50.952124      103,038.9464
  01/01/2011    to  12/31/2011       50.952124        48.423228       93,165.2816
  01/01/2012    to  12/31/2012       48.423228        56.557645       65,185.9338
  01/01/2013    to  12/31/2013       56.557645        74.907551       58,873.3353
  01/01/2014    to  12/31/2014       74.907551        84.011350       52,108.4141
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM
 VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       12.421290        12.941007        7,855.9036
  01/01/2006    to  12/31/2006       12.941007        14.851192        7,885.4660
  01/01/2007    to  12/31/2007       14.851192        13.814749        6,755.8728
  01/01/2008    to  12/31/2008       13.814749         8.384262        6,268.9700
  01/01/2009    to  12/31/2009        8.384262        10.775487        5,816.1400
  01/01/2010    to  04/30/2010       10.775487        11.527464            0.0000
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.191797         8.161916         275.8324
  01/01/2006    to  12/31/2006        8.161916         8.579046         242.7222
  01/01/2007    to  12/31/2007        8.579046         9.991256         249.3199
  01/01/2008    to  12/31/2008        9.991256         5.959776         239.9799
  01/01/2009    to  12/31/2009        5.959776         8.583554         260.8800
  01/01/2010    to  12/31/2010        8.583554        10.850750         235.6620
  01/01/2011    to  12/31/2011       10.850750        10.566015         217.1760
  01/01/2012    to  12/31/2012       10.566015        11.891639         221.2860
  01/01/2013    to  12/31/2013       11.891639        16.079857         223.3371
  01/01/2014    to  12/31/2014       16.079857        17.953560           0.0000
============   ==== ==========       =========        =========       ==========
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.403785         8.886051           0.0000
  01/01/2010    to  12/31/2010        8.886051         9.885480           0.0000
  01/01/2011    to  12/31/2011        9.885480         9.804476       1,633.5775
  01/01/2012    to  12/31/2012        9.804476        10.999489       1,555.8246
  01/01/2013    to  12/31/2013       10.999489        14.611738       2,276.1153
  01/01/2014    to  12/31/2014       14.611738        16.406908       2,136.1671
============   ==== ==========       =========        =========       ==========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.783307        17.210668         296.9330
  01/01/2006    to  12/31/2006       17.210668        19.804997         294.2770
  01/01/2007    to  12/31/2007       19.804997        21.581152         291.0140
  01/01/2008    to  12/31/2008       21.581152        11.913325         147.5164
  01/01/2009    to  12/31/2009       11.913325        14.376184         141.5100
  01/01/2010    to  12/31/2010       14.376184        15.209681          62.2911
  01/01/2011    to  12/31/2011       15.209681        12.026984          57.7923
  01/01/2012    to  12/31/2012       12.026984        14.212738          45.9694
  01/01/2013    to  12/31/2013       14.212738        16.201407          42.4051
  01/01/2014    to  12/31/2014       16.201407        15.503952          39.2393
============   ==== ==========       =========        =========       ==========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013        1.782306         1.712708       4,249.7024
  01/01/2014    to  12/31/2014        1.712708         1.788244           0.0000
============   ==== ==========       =========        =========       ==========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       49.074205        49.415126            0.0000
  01/01/2006    to  12/31/2006       49.415126        50.948766          459.9969
  01/01/2007    to  12/31/2007       50.948766        53.476670        1,181.8864
  01/01/2008    to  12/31/2008       53.476670        51.002790        2,432.1808
  01/01/2009    to  12/31/2009       51.002790        55.132470        7,473.1400
  01/01/2010    to  12/31/2010       55.132470        58.988316       10,599.1607
  01/01/2011    to  12/31/2011       58.988316        62.084630       13,067.3934
  01/01/2012    to  12/31/2012       62.084630        65.939242       12,255.6698
  01/01/2013    to  12/31/2013       65.939242        64.625314       12,528.5402
  01/01/2014    to  12/31/2014       64.625314        68.339318       12,268.0493
============   ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.509437        12.023447        4,688.5300
  01/01/2010    to  12/31/2010       12.023447        14.263184        4,375.5414
  01/01/2011    to  12/31/2011       14.263184        12.858234       18,091.5629
  01/01/2012    to  12/31/2012       12.858234        14.559214       17,474.5589
  01/01/2013    to  12/31/2013       14.559214        19.346860       15,617.5822
  01/01/2014    to  12/31/2014       19.346860        20.858681       14,285.7119
============   ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       16.319840        17.117546        8,819.7751
  01/01/2008    to  12/31/2008       17.117546         9.720309        6,525.0986
  01/01/2009    to  05/01/2009        9.720309         9.257155            0.0000
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.121702        10.255520        5,365.7315
  01/01/2006    to  12/31/2006       10.255520        10.615850       14,285.1898
  01/01/2007    to  12/31/2007       10.615850        11.015631       24,654.3650
  01/01/2008    to  12/31/2008       11.015631        11.189185      152,090.2443
  01/01/2009    to  12/31/2009       11.189185        11.105901       93,917.2200
  01/01/2010    to  12/31/2010       11.105901        10.995393       18,537.8341
  01/01/2011    to  12/31/2011       10.995393        10.886283       46,333.3603
  01/01/2012    to  12/31/2012       10.886283        10.777371       17,816.3216
  01/01/2013    to  12/31/2013       10.777371        10.670132        9,085.3366
  01/01/2014    to  12/31/2014       10.670132        10.563961        8,958.8550
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       10.094988        10.121382            0.0000
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.258648        13.559788        7,818.3659
  01/01/2006    to  12/31/2006       13.559788        13.764069        7,238.9402
  01/01/2007    to  12/31/2007       13.764069        15.178281        7,129.9849
  01/01/2008    to  12/31/2008       15.178281         9.535078        6,228.5834
  01/01/2009    to  12/31/2009        9.535078        13.175010        5,827.9200
  01/01/2010    to  12/31/2010       13.175010        14.519722        4,159.5813
  01/01/2011    to  12/31/2011       14.519722        14.407418        3,878.5476
  01/01/2012    to  12/31/2012       14.407418        16.482288       13,588.1877
  01/01/2013    to  12/31/2013       16.482288        22.312354       13,080.8984
  01/01/2014    to  12/31/2014       22.312354        24.021768        8,038.5483
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       12.189481        11.226357            0.0000
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.083026         8.799962        2,761.4564
  01/01/2006    to  12/31/2006        8.799962         9.376187        7,517.9186
  01/01/2007    to  12/31/2007        9.376187        10.608761       11,122.8057
  01/01/2008    to  12/31/2008       10.608761         5.677910       15,203.8126
  01/01/2009    to  12/31/2009        5.677910         8.078106       17,220.0000
  01/01/2010    to  12/31/2010        8.078106         8.749268       12,742.8176
  01/01/2011    to  12/31/2011        8.749268         8.542794       13,867.8845
  01/01/2012    to  04/27/2012        8.542794         9.623132            0.0000
============   ==== ==========       =========        =========       ===========
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.842315        11.478554          950.1059
  01/01/2008    to  12/31/2008       11.478554         6.669642        6,237.4583
  01/01/2009    to  12/31/2009        6.669642         8.562873       11,302.6700
  01/01/2010    to  12/31/2010        8.562873        11.135211        9,066.3907
  01/01/2011    to  12/31/2011       11.135211        11.327303       10,360.4703
  01/01/2012    to  12/31/2012       11.327303        12.435686       20,337.5665
  01/01/2013    to  12/31/2013       12.435686        18.268455       18,610.7560
  01/01/2014    to  12/31/2014       18.268455        18.255752       17,784.8063
============   ==== ==========       =========        =========       ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.735054        14.331399            0.0000
  01/01/2010    to  12/31/2010       14.331399        17.393988          744.7919
  01/01/2011    to  12/31/2011       17.393988        14.422425        2,164.3526
  01/01/2012    to  12/31/2012       14.422425        16.834589        2,230.2461
  01/01/2013    to  12/31/2013       16.834589        21.267505        1,271.2881
  01/01/2014    to  12/31/2014       21.267505        19.646311        1,273.4544
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.525768        14.853680            0.0000
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.942218        15.401969      382,242.0514
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
  05/01/2006    to  12/31/2006       10.700000        11.256234           85.9172
  01/01/2007    to  12/31/2007       11.256234        11.803275        3,106.6821
  01/01/2008    to  12/31/2008       11.803275         9.272371        8,737.5576
  01/01/2009    to  12/31/2009        9.272371        11.283071       28,227.9300
  01/01/2010    to  12/31/2010       11.283071        12.388705       66,599.7710
  01/01/2011    to  12/31/2011       12.388705        12.483422       70,706.1537
  01/01/2012    to  12/31/2012       12.483422        13.707083       68,773.7509
  01/01/2013    to  12/31/2013       13.707083        14.802840       52,611.5147
  01/01/2014    to  04/25/2014       14.802840        14.943446            0.0000
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
 B))
  05/01/2006    to  12/31/2006       11.110000        11.705995            0.0000
  01/01/2007    to  12/31/2007       11.705995        12.308231            0.0000
  01/01/2008    to  12/31/2008       12.308231         8.965995       23,606.5492
  01/01/2009    to  12/31/2009        8.965995        11.192400      102,812.9000
  01/01/2010    to  12/31/2010       11.192400        12.455050      204,849.0863
  01/01/2011    to  12/31/2011       12.455050        12.316956      397,518.1950
  01/01/2012    to  12/31/2012       12.316956        13.705104      366,229.9358
  01/01/2013    to  12/31/2013       13.705104        15.498972      341,867.2062
  01/01/2014    to  04/25/2014       15.498972        15.587239            0.0000
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.910613        16.524432      816,966.6316
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS
 B))
  05/01/2006    to  12/31/2006       11.580000        12.231114       39,064.2014
  01/01/2007    to  12/31/2007       12.231114        12.699992       33,435.6487
  01/01/2008    to  12/31/2008       12.699992         8.557860      142,058.8022
  01/01/2009    to  12/31/2009        8.557860        10.873527      328,209.8200
  01/01/2010    to  12/31/2010       10.873527        12.227872      519,552.6946
  01/01/2011    to  12/31/2011       12.227872        11.900306      975,043.1743
  01/01/2012    to  12/31/2012       11.900306        13.422564      929,678.7934
  01/01/2013    to  12/31/2013       13.422564        15.869569      879,519.7558
  01/01/2014    to  04/25/2014       15.869569        15.911921            0.0000
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       16.401481        17.132518      169,600.6745
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
MET/FRANKLIN TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998904         7.053061       49,281.8191
  01/01/2009    to  12/31/2009        7.053061         8.976590      120,340.4900
  01/01/2010    to  12/31/2010        8.976590         9.780083      106,526.8052
  01/01/2011    to  12/31/2011        9.780083         9.512516      121,904.2952
  01/01/2012    to  12/31/2012        9.512516        10.935835       98,901.5874
  01/01/2013    to  04/26/2013       10.935835        11.787985            0.0000
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS
 B))
  05/01/2006    to  12/31/2006       12.210000        12.896228       20,213.1577
  01/01/2007    to  12/31/2007       12.896228        13.367616       19,131.6759
  01/01/2008    to  12/31/2008       13.367616         8.222811       87,142.4339
  01/01/2009    to  12/31/2009        8.222811        10.591300      124,755.4800
  01/01/2010    to  12/31/2010       10.591300        12.110171      128,025.3556
  01/01/2011    to  12/31/2011       12.110171        11.525508      129,042.4543
  01/01/2012    to  12/31/2012       11.525508        13.203954      119,520.1018
  01/01/2013    to  12/31/2013       13.203954        16.460260      190,319.0380
  01/01/2014    to  04/25/2014       16.460260        16.414439            0.0000
============   ==== ==========       =========        =========      ============

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.616734        11.829350        160,234.6801
  01/01/2006    to  12/31/2006       11.829350        13.109581        159,589.6640
  01/01/2007    to  12/31/2007       13.109581        13.512833        150,254.8977
  01/01/2008    to  12/31/2008       13.512833        10.388320        153,048.1592
  01/01/2009    to  12/31/2009       10.388320        12.167473        145,934.0900
  01/01/2010    to  12/31/2010       12.167473        13.226740        138,860.2855
  01/01/2011    to  12/31/2011       13.226740        13.378108        103,085.4576
  01/01/2012    to  12/31/2012       13.378108        14.742042         92,585.6847
  01/01/2013    to  12/31/2013       14.742042        17.324604         80,756.9903
  01/01/2014    to  12/31/2014       17.324604        18.586774         73,826.9658
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.620076        11.622060          3,236.8251
  01/01/2009    to  12/31/2009       11.622060        13.875002          8,963.6500
  01/01/2010    to  12/31/2010       13.875002        15.272682         15,726.8826
  01/01/2011    to  12/31/2011       15.272682        15.217651         29,052.5416
  01/01/2012    to  12/31/2012       15.217651        17.523940         27,535.4384
  01/01/2013    to  12/31/2013       17.523940        23.488936         67,869.5682
  01/01/2014    to  12/31/2014       23.488936        25.711406         62,801.1079
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998904         6.618382         16,846.7851
  01/01/2009    to  12/31/2009        6.618382         8.183076         54,617.8900
  01/01/2010    to  12/31/2010        8.183076         8.994739         67,284.5847
  01/01/2011    to  12/31/2011        8.994739         8.856728         92,920.8332
  01/01/2012    to  12/31/2012        8.856728         9.988348         85,118.3026
  01/01/2013    to  04/26/2013        9.988348        10.955251              0.0000
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.287367        21.646191          5,420.4370
  01/01/2014    to  12/31/2014       21.646191        21.366440          5,182.5244
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       16.597351        18.040799          3,064.1207
  01/01/2006    to  12/31/2006       18.040799        20.473063          3,521.7454
  01/01/2007    to  04/27/2007       20.473063        22.286166              0.0000
============   ==== ==========       =========        =========        ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
 SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.446376        12.155718            0.0000
  01/01/2007    to  04/27/2007       12.155718        13.444837            0.0000
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       18.073257        16.078651        4,308.6673
  01/01/2008    to  12/31/2008       16.078651         9.821475        3,612.6213
  01/01/2009    to  12/31/2009        9.821475        13.298357        3,157.3200
  01/01/2010    to  12/31/2010       13.298357        16.175715        2,711.4933
  01/01/2011    to  12/31/2011       16.175715        15.170154        7,097.6889
  01/01/2012    to  12/31/2012       15.170154        15.812286        6,267.6277
  01/01/2013    to  04/26/2013       15.812286        17.166682            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.402078        13.055956       24,598.9190
  01/01/2006    to  12/31/2006       13.055956        14.591587       22,747.8425
  01/01/2007    to  12/31/2007       14.591587        15.767636       21,547.6697
  01/01/2008    to  12/31/2008       15.767636         9.053666       20,030.1915
  01/01/2009    to  12/31/2009        9.053666        12.821199       16,855.8800
  01/01/2010    to  12/31/2010       12.821199        14.819041       16,425.6222
  01/01/2011    to  12/31/2011       14.819041        14.475998       15,955.7445
  01/01/2012    to  12/31/2012       14.475998        17.007505       15,318.5160
  01/01/2013    to  12/31/2013       17.007505        23.366230       14,683.1422
  01/01/2014    to  12/31/2014       23.366230        25.175503       12,067.8299
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.620605        14.930427        5,508.0530
  01/01/2006    to  12/31/2006       14.930427        15.318646        3,808.3089
  01/01/2007    to  12/31/2007       15.318646        16.611118        3,236.5688
  01/01/2008    to  12/31/2008       16.611118        10.472818        2,453.1384
  01/01/2009    to  12/31/2009       10.472818        14.374526        1,740.1000
  01/01/2010    to  12/31/2010       14.374526        19.164575        1,277.9939
  01/01/2011    to  12/31/2011       19.164575        19.248880          540.8847
  01/01/2012    to  12/31/2012       19.248880        22.088033          494.9441
  01/01/2013    to  12/31/2013       22.088033        31.527768          457.0485
  01/01/2014    to  12/31/2014       31.527768        33.288692          424.1838
============   ==== ==========       =========        =========       ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       16.006707        18.977870          571.4815
  01/01/2011    to  12/31/2011       18.977870        15.656391        3,138.4351
  01/01/2012    to  12/31/2012       15.656391        15.899437        3,707.4082
  01/01/2013    to  12/31/2013       15.899437        17.434193        3,272.1623
  01/01/2014    to  12/31/2014       17.434193        14.011700        3,320.5302
============   ==== ==========       =========        =========      ============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       12.042432        13.131424       59,610.1636
  01/01/2006    to  12/31/2006       13.131424        14.873990       69,905.9149
  01/01/2007    to  12/31/2007       14.873990        15.377827       64,005.6780
  01/01/2008    to  12/31/2008       15.377827         9.217238       84,477.9864
  01/01/2009    to  12/31/2009        9.217238        12.029974      110,403.6800
  01/01/2010    to  12/31/2010       12.029974        13.317732      117,147.1072
  01/01/2011    to  12/31/2011       13.317732        12.634458      111,439.3947
  01/01/2012    to  12/31/2012       12.634458        14.096817       85,607.0157
  01/01/2013    to  12/31/2013       14.096817        18.635946       78,370.7632
  01/01/2014    to  12/31/2014       18.635946        20.377951       66,692.6383
============   ==== ==========       =========        =========      ============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.361506        13.957269       25,306.2270
  01/01/2006    to  12/31/2006       13.957269        16.422752       32,318.1652
  01/01/2007    to  12/31/2007       16.422752        16.776787       38,755.9542
  01/01/2008    to  12/31/2008       16.776787        11.436944       39,626.8407
  01/01/2009    to  12/31/2009       11.436944        14.431371       39,051.4600
  01/01/2010    to  12/31/2010       14.431371        16.089023       34,201.8039
  01/01/2011    to  12/31/2011       16.089023        16.235342       26,933.1743
  01/01/2012    to  12/31/2012       16.235342        19.175801       24,318.8974
  01/01/2013    to  12/31/2013       19.175801        25.139148       22,144.3361
  01/01/2014    to  12/31/2014       25.139148        28.040075       18,116.8315
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2005    to  12/31/2005       12.498173        14.578096        4,057.9822
  01/01/2006    to  12/31/2006       14.578096        18.490124        3,011.5278
  01/01/2007    to  12/31/2007       18.490124        20.972317        3,011.3643
  01/01/2008    to  12/31/2008       20.972317        12.369963        2,975.4827
  01/01/2009    to  12/31/2009       12.369963        16.546441        2,832.1200
  01/01/2010    to  12/31/2010       16.546441        18.470668        2,832.1225
  01/01/2011    to  12/31/2011       18.470668        17.037403        2,832.1225
  01/01/2012    to  12/31/2012       17.037403        19.467301        2,832.1225
  01/01/2013    to  12/31/2013       19.467301        22.915281        2,832.1225
  01/01/2014    to  12/31/2014       22.915281        22.739706        2,832.1225
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.722206        26.659576          854.0275
  01/01/2007    to  12/31/2007       26.659576        30.281524       26,717.7017
  01/01/2008    to  12/31/2008       30.281524        18.451761       50,365.4455
  01/01/2009    to  12/31/2009       18.451761        25.970420       64,602.8900
  01/01/2010    to  12/31/2010       25.970420        28.703555       92,448.6798
  01/01/2011    to  12/31/2011       28.703555        25.867417      102,248.1072
  01/01/2012    to  12/31/2012       25.867417        31.355216      112,378.2785
  01/01/2013    to  12/31/2013       31.355216        40.060947      105,390.4661
  01/01/2014    to  12/31/2014       40.060947        40.539239       93,005.2159
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.966507        16.722577        2,625.0213
  01/01/2009    to  12/31/2009       16.722577        26.677912        7,272.9000
  01/01/2010    to  12/31/2010       26.677912        32.300498       17,100.6409
  01/01/2011    to  12/31/2011       32.300498        25.831515       24,035.9921
  01/01/2012    to  12/31/2012       25.831515        30.191546       25,388.4331
  01/01/2013    to  12/31/2013       30.191546        38.305781       27,545.4723
  01/01/2014    to  12/31/2014       38.305781        38.690961       26,384.5978
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      181.472192       105.144996        3,023.1020
  01/01/2009    to  12/31/2009      105.144996       144.981141       11,157.4800
  01/01/2010    to  12/31/2010      144.981141       170.183569       17,735.5959
  01/01/2011    to  12/31/2011      170.183569       161.126483       20,065.5902
  01/01/2012    to  12/31/2012      161.126483       187.865200       24,361.0225
  01/01/2013    to  12/31/2013      187.865200       241.743471       23,225.3276
  01/01/2014    to  12/31/2014      241.743471       259.443863       23,153.5115
============   ==== ==========      ==========       ==========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       11.032680        12.021985       27,293.0000
  01/01/2006    to  12/31/2006       12.021985        14.440866       15,216.0401
  01/01/2007    to  12/31/2007       14.440866        16.489663       13,157.8164
  01/01/2008    to  12/31/2008       16.489663         9.723449       12,447.9672
  01/01/2009    to  12/31/2009        9.723449        13.179483       10,750.3100
  01/01/2010    to  12/31/2010       13.179483        14.131224        9,418.7462
  01/01/2011    to  12/31/2011       14.131224        12.490505        8,608.9271
  01/01/2012    to  12/31/2012       12.490505        14.605526        8,017.9903
  01/01/2013    to  12/31/2013       14.605526        17.764071        7,507.3146
  01/01/2014    to  12/31/2014       17.764071        15.613910        5,738.9707
============   ==== ==========       =========        =========       ===========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.250244        10.621574       26,287.8719
  01/01/2013    to  12/31/2013       10.621574        11.676314       40,205.6752
  01/01/2014    to  12/31/2014       11.676314        12.397184       40,601.1358
============   ==== ==========       =========        =========       ===========
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996891         1.042565            0.0000
============   ==== ==========       =========        =========       ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.188104        11.620275        7,837.4955
  01/01/2013    to  12/31/2013       11.620275        11.103392        5,642.4557
  01/01/2014    to  12/31/2014       11.103392        11.420947        4,673.4069
============   ==== ==========       =========        =========       ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.004456        10.349237       59,741.8427
  01/01/2013    to  12/31/2013       10.349237        11.291196       87,868.9021
  01/01/2014    to  12/31/2014       11.291196        11.828337       86,500.6946
============   ==== ==========       =========        =========       ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.982979        18.931443          984.0100
  01/01/2010    to  12/31/2010       18.931443        21.677654        5,174.0513
  01/01/2011    to  12/31/2011       21.677654        21.943621        5,953.0341
  01/01/2012    to  12/31/2012       21.943621        25.292615       18,560.9257
  01/01/2013    to  12/31/2013       25.292615        27.350723       15,273.8618
  01/01/2014    to  12/31/2014       27.350723        27.942922       14,088.7401
============   ==== ==========       =========        =========       ===========

                                   1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.352176         9.507992          763.0429
   01/01/2009                             to  12/31/2009        9.507992        12.670440        5,931.9800
   01/01/2010                             to  12/31/2010       12.670440        14.550314        5,919.8744
   01/01/2011                             to  12/31/2011       14.550314        13.587507        7,970.0249
   01/01/2012                             to  12/31/2012       13.587507        16.930653        8,485.2961
   01/01/2013                             to  12/31/2013       16.930653        17.339179        9,273.0043
   01/01/2014                             to  12/31/2014       17.339179        19.424765        8,572.4594
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011        7.217287         6.554810        4,695.6890
   01/01/2012                             to  12/31/2012        6.554810         7.682546       17,198.7042
   01/01/2013                             to  12/31/2013        7.682546        11.063557       22,048.1017
   01/01/2014                             to  12/31/2014       11.063557        13.009877       21,646.0362
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   01/01/2005                             to  12/31/2005       10.973359        11.602730        2,414.5821
   01/01/2006                             to  04/30/2006       11.602730        12.138227        2,414.5821
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.432648        11.206925        2,780.9851
   01/01/2007                             to  12/31/2007       11.206925        10.428992        2,935.4054
   01/01/2008                             to  12/31/2008       10.428992         4.681186        3,935.8775
   01/01/2009                             to  12/31/2009        4.681186         6.387985            0.0000
   01/01/2010                             to  12/31/2010        6.387985         6.781544            0.0000
   01/01/2011                             to  04/29/2011        6.781544         7.217940            0.0000
=============                            ==== ==========       =========        =========      ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010763         1.050153      183,302.9872
   01/01/2013                             to  12/31/2013        1.050153         1.057994      244,376.9701
   01/01/2014                             to  12/31/2014        1.057994         1.104818      288,035.7664
=============                            ==== ==========       =========        =========      ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999096        10.497002        160,317.7566
  01/01/2006    to  12/31/2006       10.497002        12.049151        367,692.0687
  01/01/2007    to  12/31/2007       12.049151        11.619656        371,955.9999
  01/01/2008    to  12/31/2008       11.619656         7.365130        387,649.8239
  01/01/2009    to  12/31/2009        7.365130         9.221428        449,490.4400
  01/01/2010    to  12/31/2010        9.221428        10.477405        453,574.7040
  01/01/2011    to  12/31/2011       10.477405        10.211381        462,824.7957
  01/01/2012    to  12/31/2012       10.211381        11.969594        497,844.3185
  01/01/2013    to  12/31/2013       11.969594        16.028686        474,449.5525
  01/01/2014    to  12/31/2014       16.028686        17.329650        459,063.7757
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.980073        25.627080        298,204.8666
  01/01/2006    to  12/31/2006       25.627080        28.433688        306,337.7662
  01/01/2007    to  12/31/2007       28.433688        28.289609        389,746.4838
  01/01/2008    to  12/31/2008       28.289609        17.130207        337,965.7481
  01/01/2009    to  12/31/2009       17.130207        21.438507        306,141.3000
  01/01/2010    to  12/31/2010       21.438507        26.616981        270,508.7799
  01/01/2011    to  12/31/2011       26.616981        25.352836        244,871.0114
  01/01/2012    to  12/31/2012       25.352836        28.759295        221,249.8646
  01/01/2013    to  12/31/2013       28.759295        37.064920        197,741.5113
  01/01/2014    to  12/31/2014       37.064920        40.194603        178,005.9728
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.992664        14.386504        373,022.1339
  01/01/2006    to  12/31/2006       14.386504        16.328733        449,912.3996
  01/01/2007    to  04/27/2007       16.328733        17.414578              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012817         1.052204        104,966.2895
  01/01/2013    to  12/31/2013        1.052204         1.155031        228,686.4005
  01/01/2014    to  12/31/2014        1.155031         1.222086        249,150.1573
============   ==== ==========       =========        =========        ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.396747         9.952484         10,814.8877
  01/01/2009    to  12/31/2009        9.952484        12.675954         19,668.7300
  01/01/2010    to  12/31/2010       12.675954        14.950645         32,013.9362
  01/01/2011    to  12/31/2011       14.950645        13.255248         40,016.3315
  01/01/2012    to  12/31/2012       13.255248        15.122983         41,290.0967
  01/01/2013    to  12/31/2013       15.122983        19.878852         39,537.7954
  01/01/2014    to  12/31/2014       19.878852        20.520844         41,066.8377
============   ==== ==========       =========        =========        ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.364545        17.431587        345,119.8562
  01/01/2006    to  12/31/2006       17.431587        18.818584        383,601.7014
  01/01/2007    to  12/31/2007       18.818584        19.830684        405,933.2021
  01/01/2008    to  12/31/2008       19.830684        15.964477        362,197.6756
  01/01/2009    to  12/31/2009       15.964477        21.596182        344,769.8600
  01/01/2010    to  12/31/2010       21.596182        24.129440        319,377.5635
  01/01/2011    to  12/31/2011       24.129440        24.930199        300,167.1119
  01/01/2012    to  12/31/2012       24.930199        27.848347        285,645.6752
  01/01/2013    to  12/31/2013       27.848347        29.741400        267,365.2139
  01/01/2014    to  12/31/2014       29.741400        30.836523        243,813.9036
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.992664        14.386504        373,022.1339
  01/01/2006    to  12/31/2006       14.386504        16.328733        449,912.3996
  01/01/2007    to  04/27/2007       16.328733        17.414578              0.0000
============   ==== ==========       =========        =========        ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 (SERIES I))
  01/01/2005    to  12/31/2005       11.324574        12.190763         35,468.1043
  01/01/2006    to  12/31/2006       12.190763        12.817399         31,752.3802
  01/01/2007    to  04/27/2007       12.817399        13.697022              0.0000
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988494         9.786860         24,520.2344
  01/01/2012    to  12/31/2012        9.786860        10.104933         77,251.8693
  01/01/2013    to  12/31/2013       10.104933        10.110396         88,816.8421
  01/01/2014    to  12/31/2014       10.110396        10.105565        117,754.3276
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.823992        12.262235              0.0000
  01/01/2011    to  12/31/2011       12.262235        12.088232          2,133.6458
  01/01/2012    to  12/31/2012       12.088232        13.663457          8,278.9334
  01/01/2013    to  12/31/2013       13.663457        13.654182          7,612.8152
  01/01/2014    to  12/31/2014       13.654182        13.658847          6,878.1047
============   ==== ==========       =========        =========        ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.510000        13.127114            0.0000
  01/01/2007    to  12/31/2007       13.127114        13.357542            0.0000
  01/01/2008    to  12/31/2008       13.357542         7.819162       13,832.9298
  01/01/2009    to  12/31/2009        7.819162        10.258369       13,823.9700
  01/01/2010    to  12/31/2010       10.258369        11.820418       19,126.8667
  01/01/2011    to  12/31/2011       11.820418        11.016109       20,753.3718
  01/01/2012    to  12/31/2012       11.016109        12.719031       23,316.8112
  01/01/2013    to  12/31/2013       12.719031        16.291859       22,574.9089
  01/01/2014    to  12/31/2014       16.291859        16.933600       10,971.8532
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.031484        10.518033      133,981.6113
  01/01/2013    to  12/31/2013       10.518033        11.897008      151,872.8345
  01/01/2014    to  12/31/2014       11.897008        12.902153      150,193.7710
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987702         1.014197            0.0000
  01/01/2013    to  12/31/2013        1.014197         1.132946       15,040.4408
  01/01/2014    to  12/31/2014        1.132946         1.224325       14,891.0025
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.574778         6.239565          588.4248
  01/01/2009    to  12/31/2009        6.239565        10.426242        6,871.7300
  01/01/2010    to  12/31/2010       10.426242        12.751713       34,033.1191
  01/01/2011    to  12/31/2011       12.751713        10.253454       48,011.7312
  01/01/2012    to  12/31/2012       10.253454        12.056920      111,986.1255
  01/01/2013    to  12/31/2013       12.056920        11.331030      123,813.5129
  01/01/2014    to  12/31/2014       11.331030        10.476271      109,381.0429
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.279589        12.988682      106,473.0510
  01/01/2006    to  12/31/2006       12.988682        16.259580      160,775.1012
  01/01/2007    to  12/31/2007       16.259580        18.218089      130,214.7428
  01/01/2008    to  12/31/2008       18.218089        10.384796      112,724.9287
  01/01/2009    to  12/31/2009       10.384796        13.513406      134,102.7300
  01/01/2010    to  12/31/2010       13.513406        14.889910      167,367.2233
  01/01/2011    to  12/31/2011       14.889910        13.149462      197,398.2460
  01/01/2012    to  12/31/2012       13.149462        15.177722      215,351.1595
  01/01/2013    to  12/31/2013       15.177722        17.902539      207,346.3989
  01/01/2014    to  12/31/2014       17.902539        16.476176      187,722.1037
============   ==== ==========       =========        =========      ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
 GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.860629        10.199867        222,217.3539
  01/01/2006    to  12/31/2006       10.199867        10.933051        241,983.2950
  01/01/2007    to  12/31/2007       10.933051        13.351791        220,620.5545
  01/01/2008    to  12/31/2008       13.351791         7.031539        224,268.8533
  01/01/2009    to  12/31/2009        7.031539        10.937669        257,503.1700
  01/01/2010    to  12/31/2010       10.937669        14.289208        275,115.9969
  01/01/2011    to  12/31/2011       14.289208        13.154922        266,800.6655
  01/01/2012    to  12/31/2012       13.154922        14.217885        267,613.1869
  01/01/2013    to  12/31/2013       14.217885        19.550016        246,926.6053
  01/01/2014    to  12/31/2014       19.550016        19.532259        224,198.4714
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.721995        17.276603         30,743.2664
  01/01/2006    to  12/31/2006       17.276603        19.882226         96,799.1496
  01/01/2007    to  12/31/2007       19.882226        20.894854         79,947.5509
  01/01/2008    to  12/31/2008       20.894854        12.284057         71,101.7405
  01/01/2009    to  12/31/2009       12.284057        16.985426         64,662.2300
  01/01/2010    to  12/31/2010       16.985426        19.475352         67,136.4731
  01/01/2011    to  12/31/2011       19.475352        17.643661         56,934.8627
  01/01/2012    to  12/31/2012       17.643661        21.144705         49,264.8597
  01/01/2013    to  12/31/2013       21.144705        26.583721        112,103.6741
  01/01/2014    to  12/31/2014       26.583721        26.856182        110,099.6253
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
 TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
 SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       15.684085        16.887973         10,061.1785
  01/01/2006    to  12/31/2006       16.887973        20.346562         34,737.4098
  01/01/2007    to  12/31/2007       20.346562        20.595092         51,781.4299
  01/01/2008    to  12/31/2008       20.595092        11.748077         58,687.7248
  01/01/2009    to  12/31/2009       11.748077        15.233609         53,804.0200
  01/01/2010    to  12/31/2010       15.233609        16.181110         48,305.4747
  01/01/2011    to  04/29/2011       16.181110        18.070894              0.0000
============   ==== ==========       =========        =========        ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998795         6.582886       35,850.1479
  01/01/2009    to  12/31/2009        6.582886         8.634769       77,024.0400
  01/01/2010    to  12/31/2010        8.634769         9.194411       87,459.1056
  01/01/2011    to  12/31/2011        9.194411         8.466840      159,485.8403
  01/01/2012    to  12/31/2012        8.466840        10.233945      141,134.2174
  01/01/2013    to  04/26/2013       10.233945        10.890136            0.0000
============   ==== ==========       =========        =========      ============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999849         1.037735            0.0000
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.934072        13.226244        7,668.8900
  01/01/2010    to  12/31/2010       13.226244        14.096845       31,997.4579
  01/01/2011    to  12/31/2011       14.096845        15.496386       60,381.8406
  01/01/2012    to  12/31/2012       15.496386        16.725501       80,104.9009
  01/01/2013    to  12/31/2013       16.725501        15.008202       74,657.8412
  01/01/2014    to  12/31/2014       15.008202        15.273476       70,314.4475
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.233448        12.371946      142,652.0747
  01/01/2006    to  12/31/2006       12.371946        12.789800      216,892.7740
  01/01/2007    to  12/31/2007       12.789800        13.605991      255,857.1632
  01/01/2008    to  12/31/2008       13.605991        13.511884      267,247.6611
  01/01/2009    to  12/31/2009       13.511884        15.773437      356,207.5900
  01/01/2010    to  12/31/2010       15.773437        16.875567      419,720.4335
  01/01/2011    to  12/31/2011       16.875567        17.220479      474,539.8745
  01/01/2012    to  12/31/2012       17.220479        18.610074      494,763.1111
  01/01/2013    to  12/31/2013       18.610074        18.053936      479,981.3250
  01/01/2014    to  12/31/2014       18.053936        18.604937      445,450.9215
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.914665        20.470267        1,985.9636
  01/01/2007    to  12/31/2007       20.470267        21.258406        5,158.7439
  01/01/2008    to  12/31/2008       21.258406        14.121239        9,439.1989
  01/01/2009    to  12/31/2009       14.121239        17.302737      174,895.4700
  01/01/2010    to  12/31/2010       17.302737        19.889677      155,022.2944
  01/01/2011    to  12/31/2011       19.889677        18.777951      156,621.6223
  01/01/2012    to  12/31/2012       18.777951        20.538308      169,415.7375
  01/01/2013    to  12/31/2013       20.538308        27.032652      150,129.5176
  01/01/2014    to  12/31/2014       27.032652        29.720083      136,334.1773
============   ==== ==========       =========        =========      ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
 (CLASS B))
  01/01/2005    to  12/31/2005       11.479006        11.978611        408,504.2783
  01/01/2006    to  12/31/2006       11.978611        13.013062        472,899.0574
  01/01/2007    to  12/31/2007       13.013062        12.828396        426,150.8584
  01/01/2008    to  12/31/2008       12.828396         7.561201        345,129.1715
  01/01/2009    to  05/01/2009        7.561201         7.483764              0.0000
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.791557        19.558566          1,347.6396
  01/01/2007    to  12/31/2007       19.558566        20.629143          9,590.1852
  01/01/2008    to  12/31/2008       20.629143        18.211245         16,482.6226
  01/01/2009    to  12/31/2009       18.211245        23.971807         11,074.8500
  01/01/2010    to  12/31/2010       23.971807        26.596366         12,619.2817
  01/01/2011    to  12/31/2011       26.596366        27.260731         17,420.3647
  01/01/2012    to  12/31/2012       27.260731        30.095190         15,205.5083
  01/01/2013    to  12/31/2013       30.095190        30.225754         15,729.6984
  01/01/2014    to  12/31/2014       30.225754        31.265370         12,427.1276
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.805186        10.994363          9,169.5556
  01/01/2013    to  12/31/2013       10.994363        10.382642          5,756.6781
  01/01/2014    to  12/31/2014       10.382642        11.045042          5,625.9474
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216932        10.775838              0.0000
  01/01/2014    to  12/31/2014       10.775838        11.578906              0.0000
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010795         1.070353         84,800.1456
  01/01/2013    to  12/31/2013        1.070353         1.165682        180,029.3673
  01/01/2014    to  12/31/2014        1.165682         1.242156        177,604.2455
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.901090        10.691156         15,869.7100
  01/01/2010    to  12/31/2010       10.691156        11.868390        115,918.6281
  01/01/2011    to  12/31/2011       11.868390        11.863369        153,382.1475
  01/01/2012    to  12/31/2012       11.863369        13.240070        174,954.7079
  01/01/2013    to  12/31/2013       13.240070        14.788629        174,758.4032
  01/01/2014    to  12/31/2014       14.788629        15.476937        160,117.6942
============   ==== ==========       =========        =========        ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.193815        10.132255          175.3200
  01/01/2010    to  12/31/2010       10.132255        11.439863        5,155.5723
  01/01/2011    to  12/31/2011       11.439863        11.074069        7,495.1305
  01/01/2012    to  12/31/2012       11.074069        12.598704        4,966.8649
  01/01/2013    to  12/31/2013       12.598704        14.712856       21,150.7298
  01/01/2014    to  12/31/2014       14.712856        15.334647        4,461.4473
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       50.401968        51.684722        7,228.7736
  01/01/2006    to  12/31/2006       51.684722        60.336328        5,917.7195
  01/01/2007    to  12/31/2007       60.336328        62.067821        5,343.8675
  01/01/2008    to  12/31/2008       62.067821        39.169677        5,149.0376
  01/01/2009    to  12/31/2009       39.169677        45.975717        4,734.3900
  01/01/2010    to  12/31/2010       45.975717        53.352159        3,962.8737
  01/01/2011    to  12/31/2011       53.352159        50.781434        3,435.7757
  01/01/2012    to  12/31/2012       50.781434        59.399973        3,174.6425
  01/01/2013    to  12/31/2013       59.399973        78.778302        2,697.8155
  01/01/2014    to  12/31/2014       78.778302        88.486412        2,533.7445
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       48.382769        49.478075      328,256.8049
  01/01/2006    to  12/31/2006       49.478075        57.641789      330,831.4312
  01/01/2007    to  12/31/2007       57.641789        59.129447      307,854.3323
  01/01/2008    to  12/31/2008       59.129447        37.234451      283,914.9180
  01/01/2009    to  12/31/2009       37.234451        43.600855      266,482.8500
  01/01/2010    to  12/31/2010       43.600855        50.463271      249,521.6731
  01/01/2011    to  12/31/2011       50.463271        47.910779      225,827.2197
  01/01/2012    to  12/31/2012       47.910779        55.902896      193,557.6376
  01/01/2013    to  12/31/2013       55.902896        73.966413      173,124.4244
  01/01/2014    to  12/31/2014       73.966413        82.872918      152,558.4269
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM
 VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       12.400569        12.906549       18,803.2763
  01/01/2006    to  12/31/2006       12.906549        14.796893       18,334.1721
  01/01/2007    to  12/31/2007       14.796893        13.750403       11,428.0666
  01/01/2008    to  12/31/2008       13.750403         8.336821       10,287.4833
  01/01/2009    to  12/31/2009        8.336821        10.703805        4,134.3900
  01/01/2010    to  04/30/2010       10.703805        11.447024            0.0000
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.172606         8.132030        1,823.4997
  01/01/2006    to  12/31/2006        8.132030         8.539112        1,817.6953
  01/01/2007    to  12/31/2007        8.539112         9.934760        1,812.2843
  01/01/2008    to  12/31/2008        9.934760         5.920119        1,805.4443
  01/01/2009    to  12/31/2009        5.920119         8.517916        1,795.6900
  01/01/2010    to  12/31/2010        8.517916        10.757025        1,787.7810
  01/01/2011    to  12/31/2011       10.757025        10.464296        1,781.4236
  01/01/2012    to  12/31/2012       10.464296        11.765324        1,774.2742
  01/01/2013    to  12/31/2013       11.765324        15.893166        1,768.2280
  01/01/2014    to  12/31/2014       15.893166        17.727378            0.0000
============   ==== ==========       =========        =========       ===========
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.321832         8.781903          790.6200
  01/01/2010    to  12/31/2010        8.781903         9.759860        4,404.4786
  01/01/2011    to  12/31/2011        9.759860         9.670227       22,140.1121
  01/01/2012    to  12/31/2012        9.670227        10.837979       24,362.2533
  01/01/2013    to  12/31/2013       10.837979        14.382809       20,004.7248
  01/01/2014    to  12/31/2014       14.382809        16.133713       25,663.3049
============   ==== ==========       =========        =========       ===========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.758645        17.164845        7,108.0368
  01/01/2006    to  12/31/2006       17.164845        19.732584        6,794.2387
  01/01/2007    to  12/31/2007       19.732584        21.480643        5,670.0720
  01/01/2008    to  12/31/2008       21.480643        11.845929        5,492.5573
  01/01/2009    to  12/31/2009       11.845929        14.280563        5,072.1400
  01/01/2010    to  12/31/2010       14.280563        15.093434        2,822.3726
  01/01/2011    to  12/31/2011       15.093434        11.923140        2,572.2986
  01/01/2012    to  12/31/2012       11.923140        14.075871          223.5682
  01/01/2013    to  12/31/2013       14.075871        16.029356          223.4130
  01/01/2014    to  12/31/2014       16.029356        15.323968          223.2788
============   ==== ==========       =========        =========       ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       17.566876        16.869517          837.7592
  01/01/2014    to  12/31/2014       16.869517        17.595920        5,012.1767
============   ==== ==========       =========        =========       ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       48.020879        48.322430          904.3049
  01/01/2006    to  12/31/2006       48.322430        49.772497        3,614.0364
  01/01/2007    to  12/31/2007       49.772497        52.189549        8,010.8610
  01/01/2008    to  12/31/2008       52.189549        49.725321       14,199.6629
  01/01/2009    to  12/31/2009       49.725321        53.697855       23,330.7600
  01/01/2010    to  12/31/2010       53.697855        57.395957       32,312.4529
  01/01/2011    to  12/31/2011       57.395957        60.348488       34,949.3785
  01/01/2012    to  12/31/2012       60.348488        64.030912       37,539.0098
  01/01/2013    to  12/31/2013       64.030912        62.692272       38,093.7436
  01/01/2014    to  12/31/2014       62.692272        66.228931       36,626.0930
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.381179        11.853468       17,053.1900
  01/01/2010    to  12/31/2010       11.853468        14.047502       14,621.3271
  01/01/2011    to  12/31/2011       14.047502        12.651159       14,516.5698
  01/01/2012    to  12/31/2012       12.651159        14.310357       15,962.7528
  01/01/2013    to  12/31/2013       14.310357        18.997171       14,320.1292
  01/01/2014    to  12/31/2014       18.997171        20.461192       13,384.3426
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       16.132242        16.909426       23,414.7555
  01/01/2008    to  12/31/2008       16.909426         9.592474       21,021.9638
  01/01/2009    to  05/01/2009        9.592474         9.132372            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.081599        10.208117       12,545.8260
  01/01/2006    to  12/31/2006       10.208117        10.556250        3,305.0050
  01/01/2007    to  12/31/2007       10.556250        10.942779       37,941.5928
  01/01/2008    to  12/31/2008       10.942779        11.104044       97,246.2866
  01/01/2009    to  12/31/2009       11.104044        11.010377       44,374.5600
  01/01/2010    to  12/31/2010       11.010377        10.889923       66,491.1281
  01/01/2011    to  12/31/2011       10.889923        10.771111       10,785.6987
  01/01/2012    to  12/31/2012       10.771111        10.652632       37,641.1067
  01/01/2013    to  12/31/2013       10.652632        10.536092       14,416.2112
  01/01/2014    to  12/31/2014       10.536092        10.420827       10,393.7270
============   ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       10.058352        10.081364            0.0000
============   ==== ==========       =========        =========       ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.236109        13.523685       40,408.8027
  01/01/2006    to  12/31/2006       13.523685        13.713734       39,324.7893
  01/01/2007    to  12/31/2007       13.713734        15.107575       30,282.2146
  01/01/2008    to  12/31/2008       15.107575         9.481120       22,036.4484
  01/01/2009    to  12/31/2009        9.481120        13.087368       18,501.3300
  01/01/2010    to  12/31/2010       13.087368        14.408728       13,859.0259
  01/01/2011    to  12/31/2011       14.408728        14.283021       13,583.5856
  01/01/2012    to  12/31/2012       14.283021        16.323563       79,350.4957
  01/01/2013    to  12/31/2013       16.323563        22.075411       70,776.7712
  01/01/2014    to  12/31/2014       22.075411        23.742915       62,648.4962
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       12.169148        11.203975            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.048983         8.757094       76,380.1411
  01/01/2006    to  12/31/2006        8.757094         9.321209      166,309.5418
  01/01/2007    to  12/31/2007        9.321209        10.535958      154,809.3461
  01/01/2008    to  12/31/2008       10.535958         5.633273      153,733.7493
  01/01/2009    to  12/31/2009        5.633273         8.006591      134,782.4300
  01/01/2010    to  12/31/2010        8.006591         8.663150      122,613.2254
  01/01/2011    to  12/31/2011        8.663150         8.450271      117,348.3445
  01/01/2012    to  04/27/2012        8.450271         9.515810            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.771474        11.402231       11,335.5831
  01/01/2008    to  12/31/2008       11.402231         6.618632       32,360.4127
  01/01/2009    to  12/31/2009        6.618632         8.488888       59,884.5800
  01/01/2010    to  12/31/2010        8.488888        11.027984       53,364.2471
  01/01/2011    to  12/31/2011       11.027984        11.207032       48,719.3721
  01/01/2012    to  12/31/2012       11.207032        12.291285       43,504.0240
  01/01/2013    to  12/31/2013       12.291285        18.038295       39,662.9147
  01/01/2014    to  12/31/2014       18.038295        18.007726       38,149.7267
============   ==== ==========       =========        =========      ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.729574        14.314645               0.0000
  01/01/2010    to  12/31/2010       14.314645        17.356315               0.0000
  01/01/2011    to  12/31/2011       17.356315        14.376812           1,652.7560
  01/01/2012    to  12/31/2012       14.376812        16.764492           3,096.0693
  01/01/2013    to  12/31/2013       16.764492        21.157799           2,952.4198
  01/01/2014    to  12/31/2014       21.157799        19.525422           1,686.4675
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.395592        14.710606               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.801120        15.246209       1,188,315.6230
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
 B))
  05/01/2006    to  12/31/2006       10.680000        11.232022               0.0000
  01/01/2007    to  12/31/2007       11.232022        11.766050           4,255.7587
  01/01/2008    to  12/31/2008       11.766050         9.233853          42,515.6039
  01/01/2009    to  12/31/2009        9.233853        11.224974          86,834.5800
  01/01/2010    to  12/31/2010       11.224974        12.312603         161,537.5026
  01/01/2011    to  12/31/2011       12.312603        12.394368         327,895.4063
  01/01/2012    to  12/31/2012       12.394368        13.595627         399,837.5884
  01/01/2013    to  12/31/2013       13.595627        14.667800         371,226.9929
  01/01/2014    to  04/25/2014       14.667800        14.802458               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
 B))
  05/01/2006    to  12/31/2006       11.090000        11.680817             479.9286
  01/01/2007    to  12/31/2007       11.680817        12.269415          68,750.7028
  01/01/2008    to  12/31/2008       12.269415         8.928746         152,524.5049
  01/01/2009    to  12/31/2009        8.928746        11.134765         368,485.1300
  01/01/2010    to  12/31/2010       11.134765        12.378537         600,380.8171
  01/01/2011    to  12/31/2011       12.378537        12.229083         829,523.3534
  01/01/2012    to  12/31/2012       12.229083        13.593658         963,720.5350
  01/01/2013    to  12/31/2013       13.593658        15.357577         887,642.4169
  01/01/2014    to  04/25/2014       15.357577        15.440171               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.760354        16.357303       1,711,145.1501
============   ==== ==========       =========        =========       ==============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS
 B))
  05/01/2006    to  12/31/2006       11.570000        12.204809          83,155.8422
  01/01/2007    to  12/31/2007       12.204809        12.659942         281,808.2421
  01/01/2008    to  12/31/2008       12.659942         8.522303         511,915.2578
  01/01/2009    to  12/31/2009        8.522303        10.817527         835,310.3900
  01/01/2010    to  12/31/2010       10.817527        12.152748       1,418,256.8798
  01/01/2011    to  12/31/2011       12.152748        11.815397       1,790,437.4571
  01/01/2012    to  12/31/2012       11.815397        13.313405       1,924,436.9693
  01/01/2013    to  12/31/2013       13.313405        15.724783       1,845,117.0943
  01/01/2014    to  04/25/2014       15.724783        15.761779               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       16.246572        16.959224         409,938.3256
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
 TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998795         7.048200          28,868.9180
  01/01/2009    to  12/31/2009        7.048200         8.961439          60,845.4900
  01/01/2010    to  12/31/2010        8.961439         9.753824          73,760.5909
  01/01/2011    to  12/31/2011        9.753824         9.477509          69,645.2048
  01/01/2012    to  12/31/2012        9.477509        10.884645          77,389.7933
  01/01/2013    to  04/26/2013       10.884645        11.729079               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.190000        12.868494          23,693.5256
  01/01/2007    to  12/31/2007       12.868494        13.325461         217,892.2133
  01/01/2008    to  12/31/2008       13.325461         8.188642         546,880.6789
  01/01/2009    to  12/31/2009        8.188642        10.536745         623,248.2900
  01/01/2010    to  12/31/2010       10.536745        12.035762         583,798.0600
  01/01/2011    to  12/31/2011       12.035762        11.443261         544,205.2968
  01/01/2012    to  12/31/2012       11.443261        13.096560         527,857.0138
  01/01/2013    to  12/31/2013       13.096560        16.310072         474,211.9099
  01/01/2014    to  04/25/2014       16.310072        16.259541               0.0000
============   ==== ==========       =========        =========       ==============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.585744        11.786038        333,084.8008
  01/01/2006    to  12/31/2006       11.786038        13.048568        474,844.2018
  01/01/2007    to  12/31/2007       13.048568        13.436432        435,253.7958
  01/01/2008    to  12/31/2008       13.436432        10.319217        402,718.9476
  01/01/2009    to  12/31/2009       10.319217        12.074456        427,143.5700
  01/01/2010    to  12/31/2010       12.074456        13.112514        395,972.2671
  01/01/2011    to  12/31/2011       13.112514        13.249349        369,839.0415
  01/01/2012    to  12/31/2012       13.249349        14.585488        342,208.4227
  01/01/2013    to  12/31/2013       14.585488        17.123499        314,847.0405
  01/01/2014    to  12/31/2014       17.123499        18.352656        324,130.9844
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.458311        11.501128          4,308.8914
  01/01/2009    to  12/31/2009       11.501128        13.716900         46,957.2100
  01/01/2010    to  12/31/2010       13.716900        15.083573        119,909.1088
  01/01/2011    to  12/31/2011       15.083573        15.014230        171,559.8916
  01/01/2012    to  12/31/2012       15.014230        17.272323        202,150.6223
  01/01/2013    to  12/31/2013       17.272323        23.128548        405,628.9778
  01/01/2014    to  12/31/2014       23.128548        25.291617        364,257.7071
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998795         6.613817         58,198.4506
  01/01/2009    to  12/31/2009        6.613817         8.169258        233,898.6000
  01/01/2010    to  12/31/2010        8.169258         8.970582        373,731.7390
  01/01/2011    to  12/31/2011        8.970582         8.824129        452,544.6347
  01/01/2012    to  12/31/2012        8.824129         9.941586        430,658.6230
  01/01/2013    to  04/26/2013        9.941586        10.900499              0.0000
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.088640        21.382962         30,065.8954
  01/01/2014    to  12/31/2014       21.382962        21.085508         27,280.3016
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       16.537110        17.957419         18,347.2949
  01/01/2006    to  12/31/2006       17.957419        20.358139         25,900.1704
  01/01/2007    to  04/27/2007       20.358139        22.153848              0.0000
============   ==== ==========       =========        =========        ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
 SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.434533        12.135092        1,835.1165
  01/01/2007    to  04/27/2007       12.135092        13.417654            0.0000
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.973122        15.978833       31,008.4362
  01/01/2008    to  12/31/2008       15.978833         9.750694       32,190.6397
  01/01/2009    to  12/31/2009        9.750694        13.189322       36,489.1600
  01/01/2010    to  12/31/2010       13.189322        16.027070       32,959.7409
  01/01/2011    to  12/31/2011       16.027070        15.015749       37,240.6155
  01/01/2012    to  12/31/2012       15.015749        15.635612       33,526.1945
  01/01/2013    to  04/26/2013       15.635612        16.969481            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.326065        12.963011       23,811.0264
  01/01/2006    to  12/31/2006       12.963011        14.473274       18,288.4390
  01/01/2007    to  12/31/2007       14.473274        15.624073       15,065.9960
  01/01/2008    to  12/31/2008       15.624073         8.962214       13,148.2772
  01/01/2009    to  12/31/2009        8.962214        12.679013       11,161.7500
  01/01/2010    to  12/31/2010       12.679013        14.640065       11,117.7439
  01/01/2011    to  12/31/2011       14.640065        14.286898       11,062.5815
  01/01/2012    to  12/31/2012       14.286898        16.768479        9,565.5200
  01/01/2013    to  12/31/2013       16.768479        23.014827        9,298.6561
  01/01/2014    to  12/31/2014       23.014827        24.772104        9,231.5505
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.514275        14.799121        7,737.5884
  01/01/2006    to  12/31/2006       14.799121        15.168787        6,820.2613
  01/01/2007    to  12/31/2007       15.168787        16.432087        6,734.6661
  01/01/2008    to  12/31/2008       16.432087        10.349531        6,823.1196
  01/01/2009    to  12/31/2009       10.349531        14.191110        6,713.2200
  01/01/2010    to  12/31/2010       14.191110        18.901155        6,489.8472
  01/01/2011    to  12/31/2011       18.901155        18.965359        6,252.1286
  01/01/2012    to  12/31/2012       18.965359        21.740831        5,434.6350
  01/01/2013    to  12/31/2013       21.740831        31.001200        5,141.8191
  01/01/2014    to  12/31/2014       31.001200        32.699991        5,071.4190
============   ==== ==========       =========        =========       ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.982610        18.936740           81.7250
  01/01/2011    to  12/31/2011       18.936740        15.606858        2,344.8955
  01/01/2012    to  12/31/2012       15.606858        15.833204        2,404.3204
  01/01/2013    to  12/31/2013       15.833204        17.344211        2,177.5101
  01/01/2014    to  12/31/2014       17.344211        13.925418        2,136.7185
============   ==== ==========       =========        =========      ============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       12.010311        13.083356      161,677.2184
  01/01/2006    to  12/31/2006       13.083356        14.804780      247,697.8200
  01/01/2007    to  12/31/2007       14.804780        15.290893      233,692.5299
  01/01/2008    to  12/31/2008       15.290893         9.155914      234,006.3145
  01/01/2009    to  12/31/2009        9.155914        11.937991      268,250.0700
  01/01/2010    to  12/31/2010       11.937991        13.202704      271,292.4515
  01/01/2011    to  12/31/2011       13.202704        12.512834      260,916.5997
  01/01/2012    to  12/31/2012       12.512834        13.947089      241,699.6456
  01/01/2013    to  12/31/2013       13.947089        18.419592      215,426.1124
  01/01/2014    to  12/31/2014       18.419592        20.121242      192,866.1873
============   ==== ==========       =========        =========      ============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.339217        13.920106      138,956.6990
  01/01/2006    to  12/31/2006       13.920106        16.362710      207,563.3905
  01/01/2007    to  12/31/2007       16.362710        16.698655      196,198.2331
  01/01/2008    to  12/31/2008       16.698655        11.372242      163,467.9541
  01/01/2009    to  12/31/2009       11.372242        14.335384      146,149.0400
  01/01/2010    to  12/31/2010       14.335384        15.966049      126,663.8755
  01/01/2011    to  12/31/2011       15.966049        16.095177      111,607.6294
  01/01/2012    to  12/31/2012       16.095177        18.991155       97,696.7015
  01/01/2013    to  12/31/2013       18.991155        24.872213       84,636.4192
  01/01/2014    to  12/31/2014       24.872213        27.714608       73,572.0610
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.477872        26.403013          511.9032
  01/01/2007    to  12/31/2007       26.403013        29.959974       12,659.7864
  01/01/2008    to  12/31/2008       29.959974        18.237496       15,637.0800
  01/01/2009    to  12/31/2009       18.237496        25.643207       22,752.3600
  01/01/2010    to  12/31/2010       25.643207        28.313616       20,304.9046
  01/01/2011    to  12/31/2011       28.313616        25.490543       20,917.9734
  01/01/2012    to  12/31/2012       25.490543        30.867370       18,099.1570
  01/01/2013    to  12/31/2013       30.867370        39.398270       17,144.2897
  01/01/2014    to  12/31/2014       39.398270        39.828807       16,961.2324
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.638497        16.544941        1,022.0961
  01/01/2009    to  12/31/2009       16.544941        26.368172        3,680.3900
  01/01/2010    to  12/31/2010       26.368172        31.893619        4,714.7552
  01/01/2011    to  12/31/2011       31.893619        25.480657        4,297.7663
  01/01/2012    to  12/31/2012       25.480657        29.751561        2,198.1088
  01/01/2013    to  12/31/2013       29.751561        37.709861        1,921.5493
  01/01/2014    to  12/31/2014       37.709861        38.050975        1,943.5990
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      177.128567       102.558578          255.1895
  01/01/2009    to  12/31/2009      102.558578       141.273523        3,643.5700
  01/01/2010    to  12/31/2010      141.273523       165.665919        4,015.0286
  01/01/2011    to  12/31/2011      165.665919       156.692826        3,775.0525
  01/01/2012    to  12/31/2012      156.692826       182.512355        3,179.6498
  01/01/2013    to  12/31/2013      182.512355       234.620949        2,965.0758
  01/01/2014    to  12/31/2014      234.620949       251.548216        2,879.9614
============   ==== ==========      ==========       ==========       ===========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.239916        10.603757          700.8699
  01/01/2013    to  12/31/2013       10.603757        11.645083          692.6845
  01/01/2014    to  12/31/2014       11.645083        12.351671          695.0335
============   ==== ==========      ==========       ==========       ===========
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996878         1.041846            0.0000
============   ==== ==========      ==========       ==========       ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.176534        11.600474            0.0000
  01/01/2013    to  12/31/2013       11.600474        11.073393            0.0000
  01/01/2014    to  12/31/2014       11.073393        11.378707            0.0000
============   ==== ==========      ==========       ==========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.994375        10.331875        1,793.3757
  01/01/2013    to  12/31/2013       10.331875        11.260993        1,790.7953
  01/01/2014    to  12/31/2014       11.260993        11.784910        1,816.2152
============   ==== ==========       =========        =========        ==========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.794186        18.680579            0.0000
  01/01/2010    to  12/31/2010       18.680579        21.369041            0.0000
  01/01/2011    to  12/31/2011       21.369041        21.609664        1,406.3735
  01/01/2012    to  12/31/2012       21.609664        24.882680        5,452.6762
  01/01/2013    to  12/31/2013       24.882680        26.880551        1,762.4865
  01/01/2014    to  12/31/2014       26.880551        27.435131        1,707.0516
============   ==== ==========       =========        =========        ==========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.282988         9.463640            0.0000
  01/01/2009    to  12/31/2009        9.463640        12.598729            0.0000
  01/01/2010    to  12/31/2010       12.598729        14.453529          181.6756
  01/01/2011    to  12/31/2011       14.453529        13.483660          181.6756
  01/01/2012    to  12/31/2012       13.483660        16.784388          181.6756
  01/01/2013    to  12/31/2013       16.784388        17.172204          384.6960
  01/01/2014    to  12/31/2014       17.172204        19.218490          371.1598
============   ==== ==========       =========        =========        ==========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.177639         6.514475            0.0000
  01/01/2012    to  12/31/2012        6.514475         7.627603            0.0000
  01/01/2013    to  12/31/2013        7.627603        10.973469          359.6377
  01/01/2014    to  12/31/2014       10.973469        12.891051          359.6377
============   ==== ==========       =========        =========        ==========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.427445        11.193911            0.0000
  01/01/2007    to  12/31/2007       11.193911        10.406406            0.0000
  01/01/2008    to  12/31/2008       10.406406         4.666345            0.0000
  01/01/2009    to  12/31/2009        4.666345         6.361367            0.0000
  01/01/2010    to  12/31/2010        6.361367         6.746544            0.0000
  01/01/2011    to  04/29/2011        6.746544         7.178347            0.0000
============   ==== ==========       =========        =========        ==========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010746         1.049432            0.0000
  01/01/2013    to  12/31/2013        1.049432         1.056210            0.0000
  01/01/2014    to  12/31/2014        1.056210         1.101853            0.0000
============   ==== ==========       =========        =========        ==========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999014        10.489961       32,191.9966
  01/01/2006    to  12/31/2006       10.489961        12.029069       81,141.7774
  01/01/2007    to  12/31/2007       12.029069        11.588629      104,694.7829
  01/01/2008    to  12/31/2008       11.588629         7.338082      124,516.5184
  01/01/2009    to  12/31/2009        7.338082         9.178380      128,813.7900
  01/01/2010    to  12/31/2010        9.178380        10.418081      106,346.9319
  01/01/2011    to  12/31/2011       10.418081        10.143432      107,265.4541
  01/01/2012    to  12/31/2012       10.143432        11.878003       94,335.3489
  01/01/2013    to  12/31/2013       11.878003        15.890152       85,865.7027
  01/01/2014    to  12/31/2014       15.890152        17.162704       68,715.5371
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.858526        25.471778       46,393.7288
  01/01/2006    to  12/31/2006       25.471778        28.233207       56,528.9123
  01/01/2007    to  12/31/2007       28.233207        28.061908       96,847.0890
  01/01/2008    to  12/31/2008       28.061908        16.975258       82,754.2065
  01/01/2009    to  12/31/2009       16.975258        21.223354       72,134.6700
  01/01/2010    to  12/31/2010       21.223354        26.323561       44,494.0046
  01/01/2011    to  12/31/2011       26.323561        25.048337       42,501.3468
  01/01/2012    to  12/31/2012       25.048337        28.385345       37,146.9917
  01/01/2013    to  12/31/2013       28.385345        36.546442       32,973.6350
  01/01/2014    to  12/31/2014       36.546442        39.592744       32,137.0496
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.969318        14.348187      102,596.1527
  01/01/2006    to  12/31/2006       14.348187        16.269014      114,496.0186
  01/01/2007    to  04/27/2007       16.269014        17.345236            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012801         1.051481        7,076.3513
  01/01/2013    to  12/31/2013        1.051481         1.153085        7,000.1998
  01/01/2014    to  12/31/2014        1.153085         1.218808        7,019.5737
============   ==== ==========       =========        =========      ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.356747         9.916036          225.6304
  01/01/2009    to  12/31/2009        9.916036        12.616907        1,813.4700
  01/01/2010    to  12/31/2010       12.616907        14.866147        1,561.6379
  01/01/2011    to  12/31/2011       14.866147        13.167179        1,521.7537
  01/01/2012    to  12/31/2012       13.167179        15.007419          873.0539
  01/01/2013    to  12/31/2013       15.007419        19.707251        1,012.7292
  01/01/2014    to  12/31/2014       19.707251        20.323371        1,008.6117
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.294349        17.343814       47,963.7047
  01/01/2006    to  12/31/2006       17.343814        18.705167       57,629.9909
  01/01/2007    to  12/31/2007       18.705167        19.691361       82,558.3545
  01/01/2008    to  12/31/2008       19.691361        15.836422       84,365.3246
  01/01/2009    to  12/31/2009       15.836422        21.401572       64,982.9800
  01/01/2010    to  12/31/2010       21.401572        23.888123       46,905.4734
  01/01/2011    to  12/31/2011       23.888123        24.656279       44,397.5325
  01/01/2012    to  12/31/2012       24.656279        27.514705       38,213.8043
  01/01/2013    to  12/31/2013       27.514705        29.355720       32,042.3251
  01/01/2014    to  12/31/2014       29.355720        30.406233       28,861.6728
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.969318        14.348187      102,596.1527
  01/01/2006    to  12/31/2006       14.348187        16.269014      114,496.0186
  01/01/2007    to  04/27/2007       16.269014        17.345236            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988357         9.780240        2,609.4352
  01/01/2012    to  12/31/2012        9.780240        10.087954        4,164.6523
  01/01/2013    to  12/31/2013       10.087954        10.083321        8,404.8026
  01/01/2014    to  12/31/2014       10.083321        10.068432        8,753.4492
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.812089        12.241778            0.0000
  01/01/2011    to  12/31/2011       12.241778        12.056036          232.0402
  01/01/2012    to  12/31/2012       12.056036        13.613379          232.2765
  01/01/2013    to  12/31/2013       13.613379        13.590543          252.5763
  01/01/2014    to  12/31/2014       13.590543        13.581599          257.7950
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.492264        13.098885        2,320.7711
  01/01/2007    to  12/31/2007       13.098885        13.315419        7,504.4974
  01/01/2008    to  12/31/2008       13.315419         7.786670       10,004.4178
  01/01/2009    to  12/31/2009        7.786670        10.205532        9,999.6600
  01/01/2010    to  12/31/2010       10.205532        11.747798        9,665.5010
  01/01/2011    to  12/31/2011       11.747798        10.937508        6,115.2590
  01/01/2012    to  12/31/2012       10.937508        12.615598        5,394.3913
  01/01/2013    to  12/31/2013       12.615598        16.143235            0.0000
  01/01/2014    to  12/31/2014       16.143235        16.762352            0.0000
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.021377        10.500390        2,831.0764
  01/01/2013    to  12/31/2013       10.500390        11.865187        2,729.2074
  01/01/2014    to  12/31/2014       11.865187        12.854788        3,630.6763
============   ==== ==========       =========        =========       ===========
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.807871        11.316311            0.0000
  01/01/2014    to  12/31/2014       11.316311        12.216824            0.0000
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.547623         6.222847            0.0000
  01/01/2009    to  12/31/2009        6.222847        10.387923        1,959.1400
  01/01/2010    to  12/31/2010       10.387923        12.692175        1,135.8077
  01/01/2011    to  12/31/2011       12.692175        10.195390        1,428.4727
  01/01/2012    to  12/31/2012       10.195390        11.976605        1,495.9829
  01/01/2013    to  12/31/2013       11.976605        11.244299        1,766.4925
  01/01/2014    to  12/31/2014       11.244299        10.385687        1,919.4582
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.277964        12.973872       29,891.0683
  01/01/2006    to  12/31/2006       12.973872        16.224858       35,944.9440
  01/01/2007    to  12/31/2007       16.224858        18.160914       38,252.2323
  01/01/2008    to  12/31/2008       18.160914        10.341804       34,263.3539
  01/01/2009    to  12/31/2009       10.341804        13.444012       37,027.5400
  01/01/2010    to  12/31/2010       13.444012        14.798665       37,907.7710
  01/01/2011    to  12/31/2011       14.798665        13.055834       36,320.1714
  01/01/2012    to  12/31/2012       13.055834        15.054520       32,794.2062
  01/01/2013    to  12/31/2013       15.054520        17.739484       29,260.8956
  01/01/2014    to  12/31/2014       17.739484        16.309789       34,620.4012
============   ==== ==========       =========        =========       ===========
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.830761        10.158837       21,267.0146
  01/01/2006    to  12/31/2006       10.158837        10.878214       22,857.8155
  01/01/2007    to  12/31/2007       10.878214        13.271475       33,991.3723
  01/01/2008    to  12/31/2008       13.271475         6.982214       34,985.6352
  01/01/2009    to  12/31/2009        6.982214        10.850095       44,421.0400
  01/01/2010    to  12/31/2010       10.850095        14.160656       36,003.7626
  01/01/2011    to  12/31/2011       14.160656        13.023568       35,185.7057
  01/01/2012    to  12/31/2012       13.023568        14.061774       33,813.8252
  01/01/2013    to  12/31/2013       14.061774        19.316059       31,281.3694
  01/01/2014    to  12/31/2014       19.316059        19.279224       29,795.7883
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.602206        17.124681       11,118.0333
  01/01/2006    to  12/31/2006       17.124681        19.687749       38,678.3863
  01/01/2007    to  12/31/2007       19.687749        20.669678       35,982.2890
  01/01/2008    to  12/31/2008       20.669678        12.139469       37,463.7655
  01/01/2009    to  12/31/2009       12.139469        16.768728       23,705.7300
  01/01/2010    to  12/31/2010       16.768728        19.207697       18,049.2884
  01/01/2011    to  12/31/2011       19.207697        17.383811       16,578.3119
  01/01/2012    to  12/31/2012       17.383811        20.812377       15,049.6927
  01/01/2013    to  12/31/2013       20.812377        26.139780       21,651.6800
  01/01/2014    to  12/31/2014       26.139780        26.381299       25,137.3245
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
 TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
 SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       17.057483        18.889287        3,004.9666
  01/01/2007    to  12/31/2007       18.889287        19.100791       12,624.5138
  01/01/2008    to  12/31/2008       19.100791        10.884738       18,684.9904
  01/01/2009    to  12/31/2009       10.884738        14.100022       15,884.1800
  01/01/2010    to  12/31/2010       14.100022        14.962065        4,612.4550
  01/01/2011    to  04/29/2011       14.962065        16.704035            0.0000
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998685         6.578349            0.0000
  01/01/2009    to  12/31/2009        6.578349         8.620196        9,525.8000
  01/01/2010    to  12/31/2010        8.620196         9.169730        9,207.2139
  01/01/2011    to  12/31/2011        9.169730         8.435684       17,194.7746
  01/01/2012    to  12/31/2012        8.435684        10.186049       17,181.6556
  01/01/2013    to  04/26/2013       10.186049        10.835724            0.0000
============   ==== ==========       =========        =========       ===========
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999836         1.037019            0.0000
============   ==== ==========       =========        =========       ===========
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.862543        13.138300        3,526.6500
  01/01/2010    to  12/31/2010       13.138300        13.989123        3,463.5406
  01/01/2011    to  12/31/2011       13.989123        15.362653        5,517.0021
  01/01/2012    to  12/31/2012       15.362653        16.564510       11,265.6640
  01/01/2013    to  12/31/2013       16.564510        14.848881        6,836.3342
  01/01/2014    to  12/31/2014       14.848881        15.096238        6,592.8550
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.186017        12.311692       36,666.0955
  01/01/2006    to  12/31/2006       12.311692        12.714824       54,506.5165
  01/01/2007    to  12/31/2007       12.714824        13.512641       61,109.7435
  01/01/2008    to  12/31/2008       13.512641        13.405738       73,842.8136
  01/01/2009    to  12/31/2009       13.405738        15.633899       81,468.9500
  01/01/2010    to  12/31/2010       15.633899        16.709572       65,801.8433
  01/01/2011    to  12/31/2011       16.709572        17.034102       65,163.9518
  01/01/2012    to  12/31/2012       17.034102        18.390168       57,212.2690
  01/01/2013    to  12/31/2013       18.390168        17.822773       56,290.6853
  01/01/2014    to  12/31/2014       17.822773        18.348369       57,407.1465
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.684525        20.207797          135.9912
  01/01/2007    to  12/31/2007       20.207797        20.964736        1,235.9515
  01/01/2008    to  12/31/2008       20.964736        13.912181        1,130.3464
  01/01/2009    to  12/31/2009       13.912181        17.029541       43,424.0300
  01/01/2010    to  12/31/2010       17.029541        19.556094       33,345.2001
  01/01/2011    to  12/31/2011       19.556094        18.444599       31,839.8856
  01/01/2012    to  12/31/2012       18.444599        20.153443       28,386.2283
  01/01/2013    to  12/31/2013       20.153443        26.499606       21,822.6806
  01/01/2014    to  12/31/2014       26.499606        29.104935       21,109.9260
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
 (CLASS B))
  01/01/2005    to  12/31/2005       11.448376        11.934741       66,987.3115
  01/01/2006    to  12/31/2006       11.934741        12.952480       94,364.6261
  01/01/2007    to  12/31/2007       12.952480        12.755837      101,139.1313
  01/01/2008    to  12/31/2008       12.755837         7.510876      106,199.2872
  01/01/2009    to  05/01/2009        7.510876         7.431479            0.0000
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.570386        19.315557           55.4707
  01/01/2007    to  12/31/2007       19.315557        20.352363        1,611.0852
  01/01/2008    to  12/31/2008       20.352363        17.948899        1,423.7011
  01/01/2009    to  12/31/2009       17.948899        23.602892        3,447.9100
  01/01/2010    to  12/31/2010       23.602892        26.160908        3,819.6958
  01/01/2011    to  12/31/2011       26.160908        26.787678        3,778.1265
  01/01/2012    to  12/31/2012       26.787678        29.543252        3,494.7251
  01/01/2013    to  12/31/2013       29.543252        29.641773        2,354.1194
  01/01/2014    to  12/31/2014       29.641773        30.630669        2,204.6390
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.794305        10.975926        1,009.0470
  01/01/2013    to  12/31/2013       10.975926        10.354871        1,135.4983
  01/01/2014    to  12/31/2014       10.354871        11.004494        1,154.2060
============   ==== ==========       =========        =========       ===========
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216653        10.768289            0.0000
  01/01/2014    to  12/31/2014       10.768289        11.559233            0.0000
============   ==== ==========       =========        =========       ===========
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010779         1.069618            0.0000
  01/01/2013    to  12/31/2013        1.069618         1.163718            0.0000
  01/01/2014    to  12/31/2014        1.163718         1.238824        3,724.5806
============   ==== ==========       =========        =========       ===========
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.869140        10.645762            0.0000
  01/01/2010    to  12/31/2010       10.645762        11.806200        7,288.2237
  01/01/2011    to  12/31/2011       11.806200        11.789440        9,113.5205
  01/01/2012    to  12/31/2012       11.789440        13.144348        9,050.4963
  01/01/2013    to  12/31/2013       13.144348        14.667044        9,065.2889
  01/01/2014    to  12/31/2014       14.667044        15.334356        8,980.9243
============   ==== ==========       =========        =========       ===========
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.164396        10.089227            0.0000
  01/01/2010    to  12/31/2010       10.089227        11.379912            0.0000
  01/01/2011    to  12/31/2011       11.379912        11.005048            0.0000
  01/01/2012    to  12/31/2012       11.005048        12.507609            0.0000
  01/01/2013    to  12/31/2013       12.507609        14.591885            0.0000
  01/01/2014    to  12/31/2014       14.591885        15.193365            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.854436        48.889003       55,267.3027
  01/01/2006    to  12/31/2006       48.889003        56.898768       61,696.6629
  01/01/2007    to  12/31/2007       56.898768        58.308585       62,661.8545
  01/01/2008    to  12/31/2008       58.308585        36.680628       58,399.9474
  01/01/2009    to  12/31/2009       36.680628        42.909391       50,594.2500
  01/01/2010    to  12/31/2010       42.909391        49.613400       34,950.3077
  01/01/2011    to  12/31/2011       49.613400        47.056906       32,583.7631
  01/01/2012    to  12/31/2012       47.056906        54.851447       29,055.1201
  01/01/2013    to  12/31/2013       54.851447        72.502747       24,170.6811
  01/01/2014    to  12/31/2014       72.502747        81.151844       23,204.9351
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM
 VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       50.140007        52.133863        4,739.5757
  01/01/2006    to  12/31/2006       52.133863        59.710031        4,735.9561
  01/01/2007    to  12/31/2007       59.710031        55.431326        3,202.3397
  01/01/2008    to  12/31/2008       55.431326        33.574046        2,463.7445
  01/01/2009    to  12/31/2009       33.574046        43.063289        2,463.7400
  01/01/2010    to  04/30/2010       43.063289        46.038292            0.0000
============   ==== ==========       =========        =========        ==========
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.240816         8.679011            0.0000
  01/01/2010    to  12/31/2010        8.679011         9.635881            0.0000
  01/01/2011    to  12/31/2011        9.635881         9.537864            0.0000
  01/01/2012    to  12/31/2012        9.537864        10.678898            0.0000
  01/01/2013    to  12/31/2013       10.678898        14.157547            0.0000
  01/01/2014    to  12/31/2014       14.157547        15.865163            0.0000
============   ==== ==========       =========        =========        ==========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.876894        16.123257            0.0000
  01/01/2006    to  12/31/2006       16.123257        18.516706            0.0000
  01/01/2007    to  12/31/2007       18.516706        20.136797            0.0000
  01/01/2008    to  12/31/2008       20.136797        11.093686            0.0000
  01/01/2009    to  12/31/2009       11.093686        13.360350            0.0000
  01/01/2010    to  12/31/2010       13.360350        14.106749            0.0000
  01/01/2011    to  12/31/2011       14.106749        11.132575            0.0000
  01/01/2012    to  12/31/2012       11.132575        13.129374            0.0000
  01/01/2013    to  12/31/2013       13.129374        14.936568            0.0000
  01/01/2014    to  12/31/2014       14.936568        14.264994            0.0000
============   ==== ==========       =========        =========        ==========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       17.314461        16.615920            0.0000
  01/01/2014    to  12/31/2014       16.615920        17.314088            0.0000
============   ==== ==========       =========        =========        ==========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       46.990156        47.253891            0.0000
  01/01/2006    to  12/31/2006       47.253891        48.623378          666.9889
  01/01/2007    to  12/31/2007       48.623378        50.933402        1,571.4542
  01/01/2008    to  12/31/2008       50.933402        48.479861        3,551.3104
  01/01/2009    to  12/31/2009       48.479861        52.300603        5,026.6200
  01/01/2010    to  12/31/2010       52.300603        55.846637        5,665.3549
  01/01/2011    to  12/31/2011       55.846637        58.660974        5,011.4107
  01/01/2012    to  12/31/2012       58.660974        62.177916        3,768.5274
  01/01/2013    to  12/31/2013       62.177916        60.817176        3,624.3055
  01/01/2014    to  12/31/2014       60.817176        64.183870        3,422.3639
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       22.721978        28.691161            0.0000
  01/01/2010    to  12/31/2010       28.691161        33.967854            0.0000
  01/01/2011    to  12/31/2011       33.967854        30.560882            0.0000
  01/01/2012    to  12/31/2012       30.560882        34.534225            0.0000
  01/01/2013    to  12/31/2013       34.534225        45.798813            0.0000
  01/01/2014    to  12/31/2014       45.798813        49.279013            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.046499        10.165834            0.0000
  01/01/2006    to  12/31/2006       10.165834        10.502047            0.0000
  01/01/2007    to  12/31/2007       10.502047        10.875653          577.5238
  01/01/2008    to  12/31/2008       10.875653        11.024872          951.8078
  01/01/2009    to  12/31/2009       11.024872        10.920948        5,802.4000
  01/01/2010    to  12/31/2010       10.920948        10.790678       10,989.4532
  01/01/2011    to  12/31/2011       10.790678        10.662313        7,426.7275
  01/01/2012    to  12/31/2012       10.662313        10.534436        7,609.8729
  01/01/2013    to  12/31/2013       10.534436        10.408777        8,002.3249
  01/01/2014    to  12/31/2014       10.408777        10.284617        8,142.4085
============   ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       10.026684        10.046348            0.0000
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.110143         4.943658       40,604.1039
  01/01/2006    to  12/31/2006        4.943658         5.008132       39,333.4870
  01/01/2007    to  12/31/2007        5.008132         5.511606       34,318.3911
  01/01/2008    to  12/31/2008        5.511606         3.455465       31,632.9516
  01/01/2009    to  12/31/2009        3.455465         4.765025       30,544.8200
  01/01/2010    to  12/31/2010        4.765025         5.240886       28,552.0076
  01/01/2011    to  12/31/2011        5.240886         5.189982       28,259.0544
  01/01/2012    to  12/31/2012        5.189982         5.925492       50,408.3092
  01/01/2013    to  12/31/2013        5.925492         8.005424       39,995.9174
  01/01/2014    to  12/31/2014        8.005424         8.601525       37,994.3819
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        4.452935         4.098421            0.0000
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.015082         8.714434        8,006.2142
  01/01/2006    to  12/31/2006        8.714434         9.266554       11,689.6713
  01/01/2007    to  12/31/2007        9.266554        10.463654       17,365.7853
  01/01/2008    to  12/31/2008       10.463654         5.588989       31,263.3292
  01/01/2009    to  12/31/2009        5.588989         7.935715       32,545.9500
  01/01/2010    to  12/31/2010        7.935715         8.577889       17,521.9380
  01/01/2011    to  12/31/2011        8.577889         8.358762       18,888.2984
  01/01/2012    to  04/27/2012        8.358762         9.409700            0.0000
============   ==== ==========       =========        =========       ===========
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.701030        11.326387        2,732.0078
  01/01/2008    to  12/31/2008       11.326387         6.567999        7,137.3745
  01/01/2009    to  12/31/2009        6.567999         8.415528        9,824.5300
  01/01/2010    to  12/31/2010        8.415528        10.921774        3,916.3201
  01/01/2011    to  12/31/2011       10.921774        11.088028        3,854.0552
  01/01/2012    to  12/31/2012       11.088028        12.148552        3,730.4581
  01/01/2013    to  12/31/2013       12.148552        17.811031        3,192.4548
  01/01/2014    to  12/31/2014       17.811031        17.763072        3,102.1690
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.724099        14.297916            0.0000
  01/01/2010    to  12/31/2010       14.297916        17.318737          263.6801
  01/01/2011    to  12/31/2011       17.318737        14.331359          277.6692
  01/01/2012    to  12/31/2012       14.331359        16.694711          292.5667
  01/01/2013    to  12/31/2013       16.694711        21.048698          264.5199
  01/01/2014    to  12/31/2014       21.048698        19.405320          279.8184
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.266628        14.568961            0.0000
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.661389        15.092063      100,366.7511
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
(CLASS B))
  05/01/2006    to  12/31/2006       10.665789        11.207862          975.7458
  01/01/2007    to  12/31/2007       11.207862        11.728942        2,538.0313
  01/01/2008    to  12/31/2008       11.728942         9.195499        2,808.4219
  01/01/2009    to  12/31/2009        9.195499        11.167184       32,199.6000
  01/01/2010    to  12/31/2010       11.167184        12.236982       45,992.1218
  01/01/2011    to  12/31/2011       12.236982        12.305967       45,465.9682
  01/01/2012    to  12/31/2012       12.305967        13.485102       46,633.5911
  01/01/2013    to  12/31/2013       13.485102        14.534024       48,082.5594
  01/01/2014    to  04/25/2014       14.534024        14.662835            0.0000
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  05/01/2006    to  12/31/2006       11.078015        11.655693            0.0000
  01/01/2007    to  12/31/2007       11.655693        12.230722        6,002.6668
  01/01/2008    to  12/31/2008       12.230722         8.891656       18,493.1476
  01/01/2009    to  12/31/2009        8.891656        11.077435       54,762.8000
  01/01/2010    to  12/31/2010       11.077435        12.302507       76,721.9215
  01/01/2011    to  12/31/2011       12.302507        12.141855       74,021.9484
  01/01/2012    to  12/31/2012       12.141855        13.483142       79,120.7502
  01/01/2013    to  12/31/2013       13.483142        15.217504       71,451.5368
  01/01/2014    to  04/25/2014       15.217504        15.294526            0.0000
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.611550        16.191906      218,477.1174
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS
 B))
  05/01/2006    to  12/31/2006       11.548381        12.178561        4,335.6745
  01/01/2007    to  12/31/2007       12.178561        12.620018       26,913.1118
  01/01/2008    to  12/31/2008       12.620018         8.486897       52,474.0110
  01/01/2009    to  12/31/2009        8.486897        10.761824      241,247.4000
  01/01/2010    to  12/31/2010       10.761824        12.078099      325,079.6655
  01/01/2011    to  12/31/2011       12.078099        11.731110      318,475.9618
  01/01/2012    to  12/31/2012       11.731110        13.205159      272,802.3463
  01/01/2013    to  12/31/2013       13.205159        15.581352      245,232.4995
  01/01/2014    to  04/25/2014       15.581352        15.613090            0.0000
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       16.093163        16.787726      164,800.9320
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998685         7.043344        1,332.1005
  01/01/2009    to  12/31/2009        7.043344         8.946319       36,587.2400
  01/01/2010    to  12/31/2010        8.946319         9.727645       43,577.1330
  01/01/2011    to  12/31/2011        9.727645         9.442644       41,594.2768
  01/01/2012    to  12/31/2012        9.442644        10.833714       32,700.0339
  01/01/2013    to  04/26/2013       10.833714        11.670488            0.0000
============   ==== ==========       =========        =========      ============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS
 B))
  05/01/2006    to  12/31/2006       12.169006        12.840820       17,379.6511
  01/01/2007    to  12/31/2007       12.840820        13.283440       51,384.8778
  01/01/2008    to  12/31/2008       13.283440         8.154618       58,514.7851
  01/01/2009    to  12/31/2009        8.154618        10.482478      144,990.5900
  01/01/2010    to  12/31/2010       10.482478        11.961823      147,782.5103
  01/01/2011    to  12/31/2011       11.961823        11.361618      132,163.2649
  01/01/2012    to  12/31/2012       11.361618        12.990064      149,550.5851
  01/01/2013    to  12/31/2013       12.990064        16.161288      170,188.1340
  01/01/2014    to  04/25/2014       16.161288        16.106142            0.0000
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       41.415629        42.089627       26,610.7706
  01/01/2006    to  12/31/2006       42.089627        46.551863       30,267.0007
  01/01/2007    to  12/31/2007       46.551863        47.887428       30,360.5407
  01/01/2008    to  12/31/2008       47.887428        36.740777       32,956.3277
  01/01/2009    to  12/31/2009       36.740777        42.947223       30,464.2700
  01/01/2010    to  12/31/2010       42.947223        46.592880       21,466.0017
  01/01/2011    to  12/31/2011       46.592880        47.032172       19,626.8442
  01/01/2012    to  12/31/2012       47.032172        51.723162       18,724.1191
  01/01/2013    to  12/31/2013       51.723162        60.662824       16,054.7183
  01/01/2014    to  12/31/2014       60.662824        64.952354       15,650.4832
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.298179        11.381497        2,293.4693
  01/01/2009    to  12/31/2009       11.381497        13.560656       20,177.7200
  01/01/2010    to  12/31/2010       13.560656        14.896873       22,596.0229
  01/01/2011    to  12/31/2011       14.896873        14.813602       21,218.2047
  01/01/2012    to  12/31/2012       14.813602        17.024407       20,803.7502
  01/01/2013    to  12/31/2013       17.024407        22.773818       48,817.6482
  01/01/2014    to  12/31/2014       22.773818        24.878829       45,249.6274
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998685         6.609256        1,658.5627
  01/01/2009    to  12/31/2009        6.609256         8.155468       53,368.7500
  01/01/2010    to  12/31/2010        8.155468         8.946498       64,949.9812
  01/01/2011    to  12/31/2011        8.946498         8.791662       67,153.6324
  01/01/2012    to  12/31/2012        8.791662         9.895061       56,606.6357
  01/01/2013    to  04/26/2013        9.895061        10.846040            0.0000
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.593832        25.751668        3,143.2858
  01/01/2014    to  12/31/2014       25.751668        25.368059        3,170.5756
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.949116        16.216868        4,057.4741
  01/01/2006    to  12/31/2006       16.216868        18.366571       19,666.4683
  01/01/2007    to  04/27/2007       18.366571        19.980101            0.0000
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
 SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.422703        12.114501          211.6659
  01/01/2007    to  04/27/2007       12.114501        13.390526            0.0000
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.873505        15.879600       17,644.9013
  01/01/2008    to  12/31/2008       15.879600         9.680404       10,446.0875
  01/01/2009    to  12/31/2009        9.680404        13.081160        8,369.5400
  01/01/2010    to  12/31/2010       13.081160        15.879773        5,528.5216
  01/01/2011    to  12/31/2011       15.879773        14.862903        5,953.6695
  01/01/2012    to  12/31/2012       14.862903        15.460907        4,370.7264
  01/01/2013    to  04/26/2013       15.460907        16.774540            0.0000
============   ==== ==========       =========        =========       ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.958558        18.895715            0.0000
  01/01/2011    to  12/31/2011       18.895715        15.557500            0.0000
  01/01/2012    to  12/31/2012       15.557500        15.767270            0.0000
  01/01/2013    to  12/31/2013       15.767270        17.254725            0.0000
  01/01/2014    to  12/31/2014       17.254725        13.839697            0.0000
============   ==== ==========       =========        =========       ===========
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       31.664443        34.459095       18,618.4118
  01/01/2006    to  12/31/2006       34.459095        38.954144       35,325.1673
  01/01/2007    to  12/31/2007       38.954144        40.192757       37,739.7271
  01/01/2008    to  12/31/2008       40.192757        24.042514       38,407.1149
  01/01/2009    to  12/31/2009       24.042514        31.316645       28,602.6300
  01/01/2010    to  12/31/2010       31.316645        34.599755       22,490.8717
  01/01/2011    to  12/31/2011       34.599755        32.759135       20,665.7123
  01/01/2012    to  12/31/2012       32.759135        36.477409       16,593.2207
  01/01/2013    to  12/31/2013       36.477409        48.126759       12,974.8115
  01/01/2014    to  12/31/2014       48.126759        52.520303       12,539.5561
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.303204        13.868690       37,156.1592
  01/01/2006    to  12/31/2006       13.868690        16.286029       47,134.6240
  01/01/2007    to  12/31/2007       16.286029        16.603694       51,848.6882
  01/01/2008    to  12/31/2008       16.603694        11.296214       57,198.2302
  01/01/2009    to  12/31/2009       11.296214        14.225315       38,336.4000
  01/01/2010    to  12/31/2010       14.225315        15.827642       27,160.7844
  01/01/2011    to  12/31/2011       15.827642        15.939739       25,870.0637
  01/01/2012    to  12/31/2012       15.939739        18.788864       24,064.0580
  01/01/2013    to  12/31/2013       18.788864        24.582709       20,323.4342
  01/01/2014    to  12/31/2014       24.582709        27.364652       19,665.5087
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2005    to  12/31/2005       12.430220        14.477171            0.0000
  01/01/2006    to  12/31/2006       14.477171        18.334680            0.0000
  01/01/2007    to  12/31/2007       18.334680        20.764665            0.0000
  01/01/2008    to  12/31/2008       20.764665        12.229038            0.0000
  01/01/2009    to  12/31/2009       12.229038        16.333429            0.0000
  01/01/2010    to  12/31/2010       16.333429        18.205591            0.0000
  01/01/2011    to  12/31/2011       18.205591        16.767759            0.0000
  01/01/2012    to  12/31/2012       16.767759        19.130349            0.0000
  01/01/2013    to  12/31/2013       19.130349        22.484920            0.0000
  01/01/2014    to  12/31/2014       22.484920        22.279193            0.0000
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.356577        26.275659            0.0000
  01/01/2007    to  12/31/2007       26.275659        29.800481        6,802.6683
  01/01/2008    to  12/31/2008       29.800481        18.131294        5,273.4841
  01/01/2009    to  12/31/2009       18.131294        25.481139       10,328.7800
  01/01/2010    to  12/31/2010       25.481139        28.120620       10,452.5326
  01/01/2011    to  12/31/2011       28.120620        25.304151        7,058.2237
  01/01/2012    to  12/31/2012       25.304151        30.626271        6,716.1959
  01/01/2013    to  12/31/2013       30.626271        39.071008        6,569.1584
  01/01/2014    to  12/31/2014       39.071008        39.478221        6,226.6926
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.475658        16.456800            0.0000
  01/01/2009    to  12/31/2009       16.456800        26.214597        1,276.4600
  01/01/2010    to  12/31/2010       26.214597        31.692032        1,178.9783
  01/01/2011    to  12/31/2011       31.692032        25.306955          687.6114
  01/01/2012    to  12/31/2012       25.306955        29.533899          972.6045
  01/01/2013    to  12/31/2013       29.533899        37.415278          921.6814
  01/01/2014    to  12/31/2014       37.415278        37.734846          673.3515
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      174.995116       101.288861          134.4725
  01/01/2009    to  12/31/2009      101.288861       139.454756        1,095.7300
  01/01/2010    to  12/31/2010      139.454756       163.451454        1,111.6823
  01/01/2011    to  12/31/2011      163.451454       154.521164          470.9974
  01/01/2012    to  12/31/2012      154.521164       179.892442          447.8248
  01/01/2013    to  12/31/2013      179.892442       231.137497          436.2170
  01/01/2014    to  12/31/2014      231.137497       247.689551          375.6249
============   ==== ==========      ==========       ==========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       10.972643        11.938698        2,004.1141
  01/01/2006    to  12/31/2006       11.938698        14.319391        1,943.3214
  01/01/2007    to  12/31/2007       14.319391        16.326317            0.0000
  01/01/2008    to  12/31/2008       16.326317         9.612628            0.0000
  01/01/2009    to  12/31/2009        9.612628        13.009750            0.0000
  01/01/2010    to  12/31/2010       13.009750        13.928351            0.0000
  01/01/2011    to  12/31/2011       13.928351        12.292751            0.0000
  01/01/2012    to  12/31/2012       12.292751        14.352638            0.0000
  01/01/2013    to  12/31/2013       14.352638        17.430353            0.0000
  01/01/2014    to  12/31/2014       17.430353        15.297602            0.0000
============   ==== ==========       =========        =========        ==========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.234754        10.594856            0.0000
  01/01/2013    to  12/31/2013       10.594856        11.629492            0.0000
  01/01/2014    to  12/31/2014       11.629492        12.328969            0.0000
============   ==== ==========       =========        =========        ==========
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996871         1.041486            0.0000
============   ==== ==========       =========        =========        ==========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.170751        11.590582            0.0000
  01/01/2013    to  12/31/2013       11.590582        11.058418            0.0000
  01/01/2014    to  12/31/2014       11.058418        11.357638            0.0000
============   ==== ==========       =========        =========        ==========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.989336        10.323202            0.0000
  01/01/2013    to  12/31/2013       10.323202        11.245916            0.0000
  01/01/2014    to  12/31/2014       11.245916        11.763248            0.0000
============   ==== ==========       =========        =========        ==========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.700649        18.556351            0.0000
  01/01/2010    to  12/31/2010       18.556351        21.216330            0.0000
  01/01/2011    to  12/31/2011       21.216330        21.444536            0.0000
  01/01/2012    to  12/31/2012       21.444536        24.680137            0.0000
  01/01/2013    to  12/31/2013       24.680137        26.648419            0.0000
  01/01/2014    to  12/31/2014       26.648419        27.184614            0.0000
============   ==== ==========       =========        =========        ==========

                                   1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.248496         9.441539          0.0000
   01/01/2009                             to  12/31/2009        9.441539        12.563021          0.0000
   01/01/2010                             to  12/31/2010       12.563021        14.405370        327.8046
   01/01/2011                             to  12/31/2011       14.405370        13.432025        327.8046
   01/01/2012                             to  12/31/2012       13.432025        16.711714          0.0000
   01/01/2013                             to  12/31/2013       16.711714        17.089302          0.0000
   01/01/2014                             to  12/31/2014       17.089302        19.116151          0.0000
=============                            ==== ==========       =========        =========        ========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011        7.157893         6.494396          0.0000
   01/01/2012                             to  12/31/2012        6.494396         7.600271          0.0000
   01/01/2013                             to  12/31/2013        7.600271        10.928689          0.0000
   01/01/2014                             to  12/31/2014       10.928689        12.832029          0.0000
=============                            ==== ==========       =========        =========        ========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   01/01/2005                             to  12/31/2005       10.929477        11.539061          0.0000
   01/01/2006                             to  04/30/2006       11.539061        12.065771          0.0000
=============                            ==== ==========       =========        =========        ========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.424844        11.187409          0.0000
   01/01/2007                             to  12/31/2007       11.187409        10.395132          0.0000
   01/01/2008                             to  12/31/2008       10.395132         4.658941          0.0000
   01/01/2009                             to  12/31/2009        4.658941         6.348097          0.0000
   01/01/2010                             to  12/31/2010        6.348097         6.729108          0.0000
   01/01/2011                             to  04/29/2011        6.729108         7.158628          0.0000
=============                            ==== ==========       =========        =========        ========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010738         1.049071          0.0000
   01/01/2013                             to  12/31/2013        1.049071         1.055320          0.0000
   01/01/2014                             to  12/31/2014        1.055320         1.100374          0.0000
=============                            ==== ==========       =========        =========        ========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998973        10.486442            0.0000
  01/01/2006    to  12/31/2006       10.486442        12.019041        2,898.9690
  01/01/2007    to  12/31/2007       12.019041        11.573146        4,831.1309
  01/01/2008    to  12/31/2008       11.573146         7.324593        4,126.5162
  01/01/2009    to  12/31/2009        7.324593         9.156929        7,531.0600
  01/01/2010    to  12/31/2010        9.156929        10.388542        7,764.1426
  01/01/2011    to  12/31/2011       10.388542        10.109624        6,382.0304
  01/01/2012    to  12/31/2012       10.109624        11.832467        6,787.6948
  01/01/2013    to  12/31/2013       11.832467        15.821328        5,975.0769
  01/01/2014    to  12/31/2014       15.821328        17.079824        4,361.0957
============   ==== ==========       =========        =========       ===========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       23.849646        25.449608       76,409.4899
  01/01/2006    to  12/31/2006       25.449608        28.194571       70,236.3770
  01/01/2007    to  12/31/2007       28.194571        28.009419       65,681.8927
  01/01/2008    to  12/31/2008       28.009419        16.934990       54,052.8504
  01/01/2009    to  12/31/2009       16.934990        21.162421       44,544.2000
  01/01/2010    to  12/31/2010       21.162421        26.234880       42,580.4896
  01/01/2011    to  12/31/2011       26.234880        24.951492       39,010.9458
  01/01/2012    to  12/31/2012       24.951492        28.261389       34,547.6102
  01/01/2013    to  12/31/2013       28.261389        36.368668       33,535.5904
  01/01/2014    to  12/31/2014       36.368668        39.380455       28,553.5755
============   ==== ==========       =========        =========       ===========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.957650        14.329056       64,796.6989
  01/01/2006    to  12/31/2006       14.329056        16.239224       63,427.2570
  01/01/2007    to  04/27/2007       16.239224        17.310655            0.0000
============   ==== ==========       =========        =========       ===========
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012792         1.051120            0.0000
  01/01/2013    to  12/31/2013        1.051120         1.152112            0.0000
  01/01/2014    to  12/31/2014        1.152112         1.217171            0.0000
============   ==== ==========       =========        =========       ===========
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.336785         9.897855            0.0000
  01/01/2009    to  12/31/2009        9.897855        12.587476          355.2000
  01/01/2010    to  12/31/2010       12.587476        14.824062          355.2042
  01/01/2011    to  12/31/2011       14.824062        13.123348          461.9284
  01/01/2012    to  12/31/2012       13.123348        14.949948          222.3797
  01/01/2013    to  12/31/2013       14.949948        19.621975          222.3797
  01/01/2014    to  12/31/2014       19.621975        20.225312          222.3797
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.270129        17.310891       71,956.0694
  01/01/2006    to  12/31/2006       17.310891        18.660354       63,363.6654
  01/01/2007    to  12/31/2007       18.660354        19.634314       52,611.2890
  01/01/2008    to  12/31/2008       19.634314        15.782622       40,251.5366
  01/01/2009    to  12/31/2009       15.782622        21.318214       36,996.1300
  01/01/2010    to  12/31/2010       21.318214        23.783192       35,448.9590
  01/01/2011    to  12/31/2011       23.783192        24.535735       32,153.5598
  01/01/2012    to  12/31/2012       24.535735        27.366430       27,666.5334
  01/01/2013    to  12/31/2013       27.366430        29.182930       26,474.7042
  01/01/2014    to  12/31/2014       29.182930        30.212150       20,597.4567
============   ==== ==========       =========        =========       ===========
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.957650        14.329056       64,796.6989
  01/01/2006    to  12/31/2006       14.329056        16.239224       63,427.2570
  01/01/2007    to  04/27/2007       16.239224        17.310655            0.0000
============   ==== ==========       =========        =========       ===========
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 (SERIES I))
  01/01/2005    to  12/31/2005       11.262948        12.106306        2,021.5081
  01/01/2006    to  12/31/2006       12.106306        12.709570        2,016.4700
  01/01/2007    to  04/27/2007       12.709570        13.575155            0.0000
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988288         9.776930          657.0767
  01/01/2012    to  12/31/2012        9.776930        10.079472          652.1147
  01/01/2013    to  12/31/2013       10.079472        10.069806          652.1147
  01/01/2014    to  12/31/2014       10.069806        10.049910          599.2416
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.806140        12.231559            0.0000
  01/01/2011    to  12/31/2011       12.231559        12.039964            0.0000
  01/01/2012    to  12/31/2012       12.039964        13.588400            0.0000
  01/01/2013    to  12/31/2013       13.588400        13.558824            0.0000
  01/01/2014    to  12/31/2014       13.558824        13.543125            0.0000
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       12.480000        13.084794            0.0000
  01/01/2007    to  12/31/2007       13.084794        13.294408            0.0000
  01/01/2008    to  12/31/2008       13.294408         7.770474            0.0000
  01/01/2009    to  12/31/2009        7.770474        10.179211            0.0000
  01/01/2010    to  12/31/2010       10.179211        11.711649            0.0000
  01/01/2011    to  12/31/2011       11.711649        10.898409            0.0000
  01/01/2012    to  12/31/2012       10.898409        12.564185            0.0000
  01/01/2013    to  12/31/2013       12.564185        16.069414            0.0000
  01/01/2014    to  12/31/2014       16.069414        16.677357            0.0000
============   ==== ==========       =========        =========       ===========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.016325        10.491576            0.0000
  01/01/2013    to  12/31/2013       10.491576        11.849303            0.0000
  01/01/2014    to  12/31/2014       11.849303        12.831162            0.0000
============   ==== ==========       =========        =========       ===========
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987661         1.013952            0.0000
  01/01/2013    to  12/31/2013        1.013952         1.130974            0.0000
  01/01/2014    to  12/31/2014        1.130974         1.220363            0.0000
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.534060         6.214502            0.0000
  01/01/2009    to  12/31/2009        6.214502        10.368809        1,352.8400
  01/01/2010    to  12/31/2010       10.368809        12.662499          854.5379
  01/01/2011    to  12/31/2011       12.662499        10.166471            0.0000
  01/01/2012    to  12/31/2012       10.166471        11.936633            0.0000
  01/01/2013    to  12/31/2013       11.936633        11.201168            0.0000
  01/01/2014    to  12/31/2014       11.201168        10.340672            0.0000
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.234475        12.917404       25,173.0516
  01/01/2006    to  12/31/2006       12.917404        16.146190       24,946.0278
  01/01/2007    to  12/31/2007       16.146190        18.063774       24,642.2724
  01/01/2008    to  12/31/2008       18.063774        10.281316       16,585.5100
  01/01/2009    to  12/31/2009       10.281316        13.358697       13,071.5400
  01/01/2010    to  12/31/2010       13.358697        14.697412       13,904.3368
  01/01/2011    to  12/31/2011       14.697412        12.960029       14,482.5408
  01/01/2012    to  12/31/2012       12.960029        14.936541       13,070.2243
  01/01/2013    to  12/31/2013       14.936541        17.591669       12,802.1872
  01/01/2014    to  12/31/2014       17.591669        16.165797       12,511.4266
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        9.806984        10.129216       74,903.7165
  01/01/2006    to  12/31/2006       10.129216        10.841087       66,886.5867
  01/01/2007    to  12/31/2007       10.841087        13.219532       59,936.7695
  01/01/2008    to  12/31/2008       13.219532         6.951387       50,584.7610
  01/01/2009    to  12/31/2009        6.951387        10.796795       45,422.8700
  01/01/2010    to  12/31/2010       10.796795        14.084058       42,822.0445
  01/01/2011    to  12/31/2011       14.084058        12.946656       40,470.3490
  01/01/2012    to  12/31/2012       12.946656        13.971705       37,494.5478
  01/01/2013    to  12/31/2013       13.971705        19.182749       36,878.0648
  01/01/2014    to  12/31/2014       19.182749        19.136593       27,630.9302
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.542678        17.049221          807.4039
  01/01/2006    to  12/31/2006       17.049221        19.591226          807.4039
  01/01/2007    to  12/31/2007       19.591226        20.558001          541.2908
  01/01/2008    to  12/31/2008       20.558001        12.067813          541.2908
  01/01/2009    to  12/31/2009       12.067813        16.661410          540.9700
  01/01/2010    to  12/31/2010       16.661410        19.075241          846.0598
  01/01/2011    to  12/31/2011       19.075241        17.255312          845.9668
  01/01/2012    to  12/31/2012       17.255312        20.648157          970.5223
  01/01/2013    to  12/31/2013       20.648157        25.920568        3,283.7369
  01/01/2014    to  12/31/2014       25.920568        26.146981        2,766.7410
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
 TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
 SUB-ACCOUNT (CLASS 2))
  01/01/2005    to  12/31/2005       15.598772        16.771011          948.4748
  01/01/2006    to  12/31/2006       16.771011        20.175455        1,684.6192
  01/01/2007    to  12/31/2007       20.175455        20.391112        4,984.8625
  01/01/2008    to  12/31/2008       20.391112        11.614198        3,387.2781
  01/01/2009    to  12/31/2009       11.614198        15.037439        3,189.9800
  01/01/2010    to  12/31/2010       15.037439        15.948823        3,120.2901
  01/01/2011    to  04/29/2011       15.948823        17.802777            0.0000
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998630         6.576081           72.6008
  01/01/2009    to  12/31/2009        6.576081         8.612916            0.0000
  01/01/2010    to  12/31/2010        8.612916         9.157409            0.0000
  01/01/2011    to  12/31/2011        9.157409         8.420143        5,150.7936
  01/01/2012    to  12/31/2012        8.420143        10.162176        4,891.9119
  01/01/2013    to  04/26/2013       10.162176        10.808610            0.0000
============   ==== ==========       =========        =========       ===========
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999829         1.036661            0.0000
============   ==== ==========       =========        =========       ===========
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.826926        13.094531            0.0000
  01/01/2010    to  12/31/2010       13.094531        13.935551          301.0777
  01/01/2011    to  12/31/2011       13.935551        15.296196          301.0777
  01/01/2012    to  12/31/2012       15.296196        16.484567        1,523.0160
  01/01/2013    to  12/31/2013       16.484567        14.769826        1,900.0529
  01/01/2014    to  12/31/2014       14.769826        15.008360            0.0000
============   ==== ==========       =========        =========       ===========
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.162371        12.281675       24,229.1961
  01/01/2006    to  12/31/2006       12.281675        12.677501       27,226.8193
  01/01/2007    to  12/31/2007       12.677501        13.466206       25,179.5324
  01/01/2008    to  12/31/2008       13.466206        13.352976       13,834.8347
  01/01/2009    to  12/31/2009       13.352976        15.564587       19,206.0900
  01/01/2010    to  12/31/2010       15.564587        16.627178       18,390.2827
  01/01/2011    to  12/31/2011       16.627178        16.941658       19,055.2016
  01/01/2012    to  12/31/2012       16.941658        18.281175       14,985.5847
  01/01/2013    to  12/31/2013       18.281175        17.708284       14,953.0674
  01/01/2014    to  12/31/2014       17.708284        18.221390       13,503.5762
============   ==== ==========       =========        =========       ===========
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.570507        20.077826            0.0000
  01/01/2007    to  12/31/2007       20.077826        20.819426            0.0000
  01/01/2008    to  12/31/2008       20.819426        13.808812            0.0000
  01/01/2009    to  12/31/2009       13.808812        16.894558       32,865.5200
  01/01/2010    to  12/31/2010       16.894558        19.391395       31,823.7525
  01/01/2011    to  12/31/2011       19.391395        18.280134       25,085.6166
  01/01/2012    to  12/31/2012       18.280134        19.963704       22,473.6378
  01/01/2013    to  12/31/2013       19.963704        26.237007       21,479.1218
  01/01/2014    to  12/31/2014       26.237007        28.802113       20,923.9394
============   ==== ==========       =========        =========       ===========

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
 (CLASS B))
  01/01/2005    to  12/31/2005       11.433089        11.912864        106,599.0984
  01/01/2006    to  12/31/2006       11.912864        12.922292         96,163.7007
  01/01/2007    to  12/31/2007       12.922292        12.719709         88,882.9466
  01/01/2008    to  12/31/2008       12.719709         7.485836         71,936.7219
  01/01/2009    to  05/01/2009        7.485836         7.405470              0.0000
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.460777        19.195186            730.2848
  01/01/2007    to  12/31/2007       19.195186        20.215368            785.3051
  01/01/2008    to  12/31/2008       20.215368        17.819142            678.5096
  01/01/2009    to  12/31/2009       17.819142        23.420559          1,119.2500
  01/01/2010    to  12/31/2010       23.420559        25.945844          1,075.5463
  01/01/2011    to  12/31/2011       25.945844        26.554217          1,035.2178
  01/01/2012    to  12/31/2012       26.554217        29.271062          1,099.0515
  01/01/2013    to  12/31/2013       29.271062        29.353992          1,278.2292
  01/01/2014    to  12/31/2014       29.353992        30.318125          1,326.9167
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.788866        10.966715              0.0000
  01/01/2013    to  12/31/2013       10.966715        10.341008              0.0000
  01/01/2014    to  12/31/2014       10.341008        10.984268              0.0000
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216514        10.764514              0.0000
  01/01/2014    to  12/31/2014       10.764514        11.549405              0.0000
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010771         1.069251              0.0000
  01/01/2013    to  12/31/2013        1.069251         1.162736              0.0000
  01/01/2014    to  12/31/2014        1.162736         1.237160              0.0000
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.853202        10.623130              0.0000
  01/01/2010    to  12/31/2010       10.623130        11.775216              0.0000
  01/01/2011    to  12/31/2011       11.775216        11.752635              0.0000
  01/01/2012    to  12/31/2012       11.752635        13.096730              0.0000
  01/01/2013    to  12/31/2013       13.096730        14.606605              0.0000
  01/01/2014    to  12/31/2014       14.606605        15.263532              0.0000
============   ==== ==========       =========        =========        ============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.149721        10.067774            0.0000
  01/01/2010    to  12/31/2010       10.067774        11.350044            0.0000
  01/01/2011    to  12/31/2011       11.350044        10.970687            0.0000
  01/01/2012    to  12/31/2012       10.970687        12.462292            0.0000
  01/01/2013    to  12/31/2013       12.462292        14.531751            0.0000
  01/01/2014    to  12/31/2014       14.531751        15.123188            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
  01/01/2005    to  12/31/2005       49.274308        50.452841        1,612.5858
  01/01/2006    to  12/31/2006       50.452841        58.810228        1,391.5068
  01/01/2007    to  12/31/2007       58.810228        60.406739          181.3590
  01/01/2008    to  12/31/2008       60.406739        38.063919          179.8534
  01/01/2009    to  12/31/2009       38.063919        44.610827          131.5800
  01/01/2010    to  12/31/2010       44.610827        51.690773           69.0858
  01/01/2011    to  12/31/2011       51.690773        49.126490           54.8103
  01/01/2012    to  12/31/2012       49.126490        57.377608           54.6627
  01/01/2013    to  12/31/2013       57.377608        75.982209           21.8892
  01/01/2014    to  12/31/2014       75.982209        85.217857           21.8066
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       48.119581        49.135376       85,451.5444
  01/01/2006    to  12/31/2006       49.135376        57.157006       79,235.3239
  01/01/2007    to  12/31/2007       57.157006        58.543777       55,670.3474
  01/01/2008    to  12/31/2008       58.543777        36.810057       44,339.2411
  01/01/2009    to  12/31/2009       36.810057        43.039257       38,348.2600
  01/01/2010    to  12/31/2010       43.039257        49.738701       37,204.0589
  01/01/2011    to  12/31/2011       49.738701        47.152205       33,239.6762
  01/01/2012    to  12/31/2012       47.152205        54.934917       30,576.5485
  01/01/2013    to  12/31/2013       54.934917        72.576802       29,499.2579
  01/01/2014    to  12/31/2014       72.576802        81.194125       24,359.8159
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM
 VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2005    to  12/31/2005       12.369552        12.855027            0.0000
  01/01/2006    to  12/31/2006       12.855027        14.715800            0.0000
  01/01/2007    to  12/31/2007       14.715800        13.654424            0.0000
  01/01/2008    to  12/31/2008       13.654424         8.266152            0.0000
  01/01/2009    to  12/31/2009        8.266152        10.597166            0.0000
  01/01/2010    to  04/30/2010       10.597166        11.327407            0.0000
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.143926         8.087413           0.0000
  01/01/2006    to  12/31/2006        8.087413         8.479563           0.0000
  01/01/2007    to  12/31/2007        8.479563         9.850612           0.0000
  01/01/2008    to  12/31/2008        9.850612         5.861129           0.0000
  01/01/2009    to  12/31/2009        5.861129         8.420404           0.0000
  01/01/2010    to  12/31/2010        8.420404        10.617962           0.0000
  01/01/2011    to  12/31/2011       10.617962        10.313564           0.0000
  01/01/2012    to  12/31/2012       10.313564        11.578382           0.0000
  01/01/2013    to  12/31/2013       11.578382        15.617217           0.0000
  01/01/2014    to  12/31/2014       15.617217        17.393478           0.0000
============   ==== ==========       =========        =========       ==========
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.200629         8.628000           0.0000
  01/01/2010    to  12/31/2010        8.628000         9.574461           0.0000
  01/01/2011    to  12/31/2011        9.574461         9.472340           0.0000
  01/01/2012    to  12/31/2012        9.472340        10.600206           0.0000
  01/01/2013    to  12/31/2013       10.600206        14.046202           0.0000
  01/01/2014    to  12/31/2014       14.046202        15.732520           0.0000
============   ==== ==========       =========        =========       ==========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.721727        17.096326       2,213.4556
  01/01/2006    to  12/31/2006       17.096326        19.624437       1,996.6685
  01/01/2007    to  12/31/2007       19.624437        21.330719       1,843.2830
  01/01/2008    to  12/31/2008       21.330719        11.745533       2,117.3561
  01/01/2009    to  12/31/2009       11.745533        14.138310       2,013.2500
  01/01/2010    to  12/31/2010       14.138310        14.920717       1,733.1925
  01/01/2011    to  12/31/2011       14.920717        11.769049       2,015.6770
  01/01/2012    to  12/31/2012       11.769049        13.873038         474.8212
  01/01/2013    to  12/31/2013       13.873038        15.774706         481.0086
  01/01/2014    to  12/31/2014       15.774706        15.057913         515.4627
============   ==== ==========       =========        =========       ==========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       17.189571        16.490508           0.0000
  01/01/2014    to  12/31/2014       16.490508        17.174818           0.0000
============   ==== ==========       =========        =========       ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       46.483119        46.728513           0.0000
  01/01/2006    to  12/31/2006       46.728513        48.058804           0.0000
  01/01/2007    to  12/31/2007       48.058804        50.316710         135.1774
  01/01/2008    to  12/31/2008       50.316710        47.868866           0.0000
  01/01/2009    to  12/31/2009       47.868866        51.615649         416.2100
  01/01/2010    to  12/31/2010       51.615649        55.087697          87.9702
  01/01/2011    to  12/31/2011       55.087697        57.834950          43.0178
  01/01/2012    to  12/31/2012       57.834950        61.271564          38.0890
  01/01/2013    to  12/31/2013       61.271564        59.900695          33.8572
  01/01/2014    to  12/31/2014       59.900695        63.185057          30.0835
============   ==== ==========       =========        =========       ==========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.191970        11.602925         139.0700
  01/01/2010    to  12/31/2010       11.602925        13.730001          60.1585
  01/01/2011    to  12/31/2011       13.730001        12.346718          41.3465
  01/01/2012    to  12/31/2012       12.346718        13.944955          41.3080
  01/01/2013    to  12/31/2013       13.944955        18.484367           0.0000
  01/01/2014    to  12/31/2014       18.484367        19.879029           0.0000
============   ==== ==========       =========        =========       ==========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.854780        16.601870         868.1722
  01/01/2008    to  12/31/2008       16.601870         9.403807         325.9489
  01/01/2009    to  05/01/2009        9.403807         8.948289           0.0000
============   ==== ==========       =========        =========       ==========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.021735        10.137415          10.4710
  01/01/2006    to  12/31/2006       10.137415        10.467468          10.0092
  01/01/2007    to  12/31/2007       10.467468        10.834395           9.5922
  01/01/2008    to  12/31/2008       10.834395        10.977543       1,796.2739
  01/01/2009    to  12/31/2009       10.977543        10.868628       4,075.8000
  01/01/2010    to  12/31/2010       10.868628        10.733614       1,822.5775
  01/01/2011    to  12/31/2011       10.733614        10.600639       1,245.2756
  01/01/2012    to  12/31/2012       10.600639        10.468237       1,176.5826
  01/01/2013    to  12/31/2013       10.468237        10.338196       1,646.9973
  01/01/2014    to  12/31/2014       10.338196        10.209771       1,149.5715
============   ==== ==========       =========        =========       ==========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       10.003640        10.021625           0.0000
============   ==== ==========       =========        =========       ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.202378        13.469699       14,893.6448
  01/01/2006    to  12/31/2006       13.469699        13.638565       14,806.6846
  01/01/2007    to  12/31/2007       13.638565        15.002123       14,563.2818
  01/01/2008    to  12/31/2008       15.002123         9.400752       14,447.2582
  01/01/2009    to  12/31/2009        9.400752        12.956996       13,955.9000
  01/01/2010    to  12/31/2010       12.956996        14.243832       13,117.1767
  01/01/2011    to  12/31/2011       14.243832        14.098446       12,833.9991
  01/01/2012    to  12/31/2012       14.098446        16.088354       10,662.3866
  01/01/2013    to  12/31/2013       16.088354        21.724736       10,577.8963
  01/01/2014    to  12/31/2014       21.724736        23.330735       10,458.2292
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005       12.138705        11.170477            0.0000
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.998185         8.693182            0.0000
  01/01/2006    to  12/31/2006        8.693182         9.239346            0.0000
  01/01/2007    to  12/31/2007        9.239346        10.427689        2,224.0513
  01/01/2008    to  12/31/2008       10.427689         5.566976          789.7356
  01/01/2009    to  12/31/2009        5.566976         7.900510          950.9300
  01/01/2010    to  12/31/2010        7.900510         8.535569          975.6949
  01/01/2011    to  12/31/2011        8.535569         8.313373        1,306.2122
  01/01/2012    to  04/27/2012        8.313373         9.357081            0.0000
============   ==== ==========       =========        =========       ===========
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.665966        11.288655        1,362.4731
  01/01/2008    to  12/31/2008       11.288655         6.542826          698.8357
  01/01/2009    to  12/31/2009        6.542826         8.379083            0.0000
  01/01/2010    to  12/31/2010        8.379083        10.869047            0.0000
  01/01/2011    to  12/31/2011       10.869047        11.028992            0.0000
  01/01/2012    to  12/31/2012       11.028992        12.077797            0.0000
  01/01/2013    to  12/31/2013       12.077797        17.698454            0.0000
  01/01/2014    to  12/31/2014       17.698454        17.641971            0.0000
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.721361        14.289556           0.0000
  01/01/2010    to  12/31/2010       14.289556        17.299971           0.0000
  01/01/2011    to  12/31/2011       17.299971        14.308679           0.0000
  01/01/2012    to  12/31/2012       14.308679        16.659917           0.0000
  01/01/2013    to  12/31/2013       16.659917        20.994338           0.0000
  01/01/2014    to  12/31/2014       20.994338        19.345524           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.202557        14.498625           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.592001        15.015555           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
  05/01/2006    to  12/31/2006       10.660000        11.195801           0.0000
  01/01/2007    to  12/31/2007       11.195801        11.710432           0.0000
  01/01/2008    to  12/31/2008       11.710432         9.176380           0.0000
  01/01/2009    to  12/31/2009        9.176380        11.138396           0.0000
  01/01/2010    to  12/31/2010       11.138396        12.199339           0.0000
  01/01/2011    to  12/31/2011       12.199339        12.261994           0.0000
  01/01/2012    to  12/31/2012       12.261994        13.430164           0.0000
  01/01/2013    to  12/31/2013       13.430164        14.467578           0.0000
  01/01/2014    to  04/25/2014       14.467578        14.593500           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
  05/01/2006    to  12/31/2006       11.070000        11.643151           0.0000
  01/01/2007    to  12/31/2007       11.643151        12.211421           0.0000
  01/01/2008    to  12/31/2008       12.211421         8.873167           0.0000
  01/01/2009    to  12/31/2009        8.873167        11.048877           0.0000
  01/01/2010    to  12/31/2010       11.048877        12.264661           0.0000
  01/01/2011    to  12/31/2011       12.264661        12.098465           0.0000
  01/01/2012    to  12/31/2012       12.098465        13.428209           0.0000
  01/01/2013    to  12/31/2013       13.428209        15.147931           0.0000
  01/01/2014    to  04/25/2014       15.147931        15.222202           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.537658        16.109814       1,823.2136
============   ==== ==========       =========        =========       ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
  05/01/2006    to  12/31/2006       11.540000        12.165458           0.0000
  01/01/2007    to  12/31/2007       12.165458        12.600103           0.0000
  01/01/2008    to  12/31/2008       12.600103         8.469248           0.0002
  01/01/2009    to  12/31/2009        8.469248        10.734075       7,396.0900
  01/01/2010    to  12/31/2010       10.734075        12.040940       2,916.5976
  01/01/2011    to  12/31/2011       12.040940        11.689184       1,829.6990
  01/01/2012    to  12/31/2012       11.689184        13.151353       1,827.3213
  01/01/2013    to  12/31/2013       13.151353        15.510110       1,825.1257
  01/01/2014    to  04/25/2014       15.510110        15.539254           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       16.016983        16.702606       9,286.9739
============   ==== ==========       =========        =========       ==========
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998630         7.040916           0.0000
  01/01/2009    to  12/31/2009        7.040916         8.938766           0.0000
  01/01/2010    to  12/31/2010        8.938766         9.714577           0.0000
  01/01/2011    to  12/31/2011        9.714577         9.425253       2,753.1769
  01/01/2012    to  12/31/2012        9.425253        10.808328       2,741.1819
  01/01/2013    to  04/26/2013       10.808328        11.641291           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
  05/01/2006    to  12/31/2006       12.160000        12.827005           0.0000
  01/01/2007    to  12/31/2007       12.827005        13.262478           0.0000
  01/01/2008    to  12/31/2008       13.262478         8.137657           0.0000
  01/01/2009    to  12/31/2009        8.137657        10.455446           0.0000
  01/01/2010    to  12/31/2010       10.455446        11.925017       1,067.7116
  01/01/2011    to  12/31/2011       11.925017        11.321006       7,906.1679
  01/01/2012    to  12/31/2012       11.321006        12.937129       7,704.7265
  01/01/2013    to  12/31/2013       12.937129        16.087388       9,479.8568
  01/01/2014    to  04/25/2014       16.087388        16.029967           0.0000
============   ==== ==========       =========        =========       ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.539424        11.721370       65,673.8833
  01/01/2006    to  12/31/2006       11.721370        12.957579       65,730.8053
  01/01/2007    to  12/31/2007       12.957579        13.322630       63,955.7576
  01/01/2008    to  12/31/2008       13.322630        10.216420       56,463.6460
  01/01/2009    to  12/31/2009       10.216420        11.936262       51,760.2800
  01/01/2010    to  12/31/2010       11.936262        12.943025       50,888.3119
  01/01/2011    to  12/31/2011       12.943025        13.058540       48,620.2169
  01/01/2012    to  12/31/2012       13.058540        14.353784       42,577.3632
  01/01/2013    to  12/31/2013       14.353784        16.826232       40,107.4676
  01/01/2014    to  12/31/2014       16.826232        18.007027       35,699.8585
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.218669        11.322128            0.0000
  01/01/2009    to  12/31/2009       11.322128        13.483174        4,187.5400
  01/01/2010    to  12/31/2010       13.483174        14.804357        3,977.3217
  01/01/2011    to  12/31/2011       14.804357        14.714258        5,602.8362
  01/01/2012    to  12/31/2012       14.714258        16.901742        4,895.7074
  01/01/2013    to  12/31/2013       16.901742        22.598433        6,273.7870
  01/01/2014    to  12/31/2014       22.598433        24.674894        6,038.5877
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998630         6.606976        1,032.4958
  01/01/2009    to  12/31/2009        6.606976         8.148579        2,193.1100
  01/01/2010    to  12/31/2010        8.148579         8.934476        2,750.1684
  01/01/2011    to  12/31/2011        8.934476         8.775467        4,041.6643
  01/01/2012    to  12/31/2012        8.775467         9.871871        2,885.6252
  01/01/2013    to  04/26/2013        9.871871        10.818903            0.0000
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.794799        20.994082        1,302.7087
  01/01/2014    to  12/31/2014       20.994082        20.671002        1,274.1370
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       16.447165        17.833069          611.1246
  01/01/2006    to  12/31/2006       17.833069        20.186947        1,091.1188
  01/01/2007    to  04/27/2007       20.186947        21.956823            0.0000
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
 SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.416792        12.104219           0.0000
  01/01/2007    to  04/27/2007       12.104219        13.376983           0.0000
============   ==== ==========       =========        =========       ==========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.823903        15.830214       1,384.4902
  01/01/2008    to  12/31/2008       15.830214         9.645448       1,451.0157
  01/01/2009    to  12/31/2009        9.645448        13.027408       1,473.2500
  01/01/2010    to  12/31/2010       13.027408        15.806624       1,380.7217
  01/01/2011    to  12/31/2011       15.806624        14.787053       1,313.0822
  01/01/2012    to  12/31/2012       14.787053        15.374272       1,301.7199
  01/01/2013    to  04/26/2013       15.374272        16.677893           0.0000
============   ==== ==========       =========        =========       ==========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.212877        12.824780       4,964.3140
  01/01/2006    to  12/31/2006       12.824780        14.297535       4,958.8795
  01/01/2007    to  12/31/2007       14.297535        15.411098       2,927.3717
  01/01/2008    to  12/31/2008       15.411098         8.826725       2,921.5753
  01/01/2009    to  12/31/2009        8.826725        12.468631       2,914.6100
  01/01/2010    to  12/31/2010       12.468631        14.375590       2,908.9319
  01/01/2011    to  12/31/2011       14.375590        14.007819       2,845.5791
  01/01/2012    to  12/31/2012       14.007819        16.416171       2,845.5791
  01/01/2013    to  12/31/2013       16.416171        22.497542       2,845.5791
  01/01/2014    to  12/31/2014       22.497542        24.179030       2,845.5791
============   ==== ==========       =========        =========       ==========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.356278        14.604253         633.5815
  01/01/2006    to  12/31/2006       14.604253        14.946661         631.3089
  01/01/2007    to  12/31/2007       14.946661        16.167056         567.5293
  01/01/2008    to  12/31/2008       16.167056        10.167261           0.0000
  01/01/2009    to  12/31/2009       10.167261        13.920291           0.0000
  01/01/2010    to  12/31/2010       13.920291        18.512706           0.0000
  01/01/2011    to  12/31/2011       18.512706        18.547803           0.0000
  01/01/2012    to  12/31/2012       18.547803        21.230144           0.0000
  01/01/2013    to  12/31/2013       21.230144        30.227675           0.0000
  01/01/2014    to  12/31/2014       30.227675        31.836293           0.0000
============   ==== ==========       =========        =========       ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.946541        18.875228            0.0000
  01/01/2011    to  12/31/2011       18.875228        15.532870            0.0000
  01/01/2012    to  12/31/2012       15.532870        15.734395            0.0000
  01/01/2013    to  12/31/2013       15.734395        17.210138            0.0000
  01/01/2014    to  12/31/2014       17.210138        13.797019            0.0000
============   ==== ==========       =========        =========       ===========
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.962290        13.011576       43,725.9694
  01/01/2006    to  12/31/2006       13.011576        14.701552       43,717.9434
  01/01/2007    to  12/31/2007       14.701552        15.161387       35,738.0580
  01/01/2008    to  12/31/2008       15.161387         9.064681       28,255.3460
  01/01/2009    to  12/31/2009        9.064681        11.801324       26,338.9800
  01/01/2010    to  12/31/2010       11.801324        13.032014       26,052.5390
  01/01/2011    to  12/31/2011       13.032014        12.332586       12,278.4541
  01/01/2012    to  12/31/2012       12.332586        13.725477       11,659.8364
  01/01/2013    to  12/31/2013       13.725477        18.099772       10,108.1080
  01/01/2014    to  12/31/2014       18.099772        19.742246        8,817.8407
============   ==== ==========       =========        =========       ===========
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2005    to  12/31/2005       13.305838        13.864524       21,316.5433
  01/01/2006    to  12/31/2006       13.864524        16.273023       21,871.5597
  01/01/2007    to  12/31/2007       16.273023        16.582094       23,326.3841
  01/01/2008    to  12/31/2008       16.582094        11.275849       21,596.4237
  01/01/2009    to  12/31/2009       11.275849        14.192571       19,785.5700
  01/01/2010    to  12/31/2010       14.192571        15.783322       18,550.8073
  01/01/2011    to  12/31/2011       15.783322        15.887174       17,541.0632
  01/01/2012    to  12/31/2012       15.887174        18.717496       12,648.6651
  01/01/2013    to  12/31/2013       18.717496        24.477100       12,514.0221
  01/01/2014    to  12/31/2014       24.477100        27.233471       12,408.3258
============   ==== ==========       =========        =========       ===========

FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                      AMERICAN FUNDS                                DEUTSCHE II
                                               AMERICAN FUNDS          GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                GLOBAL GROWTH         CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $       115,995,343   $        28,663,854   $        142,491,728   $           406,092
   Due from MetLife Insurance
     Company USA...........................                   --                    --                     --                    --
                                             -------------------   -------------------   --------------------   -------------------
       Total Assets........................          115,995,343            28,663,854            142,491,728               406,092
                                             -------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                   53                    66                     66                    31
   Due to MetLife Insurance
     Company USA...........................                    9                    14                     10                     5
                                             -------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                   62                    80                     76                    36
                                             -------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $       115,995,281   $        28,663,774   $        142,491,652   $           406,056
                                             ===================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $       115,995,281   $        28,663,774   $        142,470,434   $           405,896
   Net assets from contracts in payout.....                   --                    --                 21,218                   160
                                             -------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $       115,995,281   $        28,663,774   $        142,491,652   $           406,056
                                             ===================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                                   FIDELITY VIP
                                              FIDELITY VIP            GROWTH           FTVIPT TEMPLETON       INVESCO V.I.
                                              EQUITY-INCOME        OPPORTUNITIES          FOREIGN VIP     INTERNATIONAL GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          6,294,546  $           138,699  $        23,774,569  $          5,988,507
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................             6,294,546              138,699           23,774,569             5,988,507
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    62                   10                   69                    96
   Due to MetLife Insurance
     Company USA........................                     7                    1                   11                    15
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    69                   11                   80                   111
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          6,294,477  $           138,688  $        23,774,489  $          5,988,396
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          6,294,477  $           138,688  $        23,717,831  $          5,956,302
   Net assets from contracts in payout..                    --                   --               56,658                32,094
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $          6,294,477  $           138,688  $        23,774,489  $          5,988,396
                                          ====================  ===================  ===================  ====================

                                                  MIST                 MIST
                                            ALLIANCEBERNSTEIN     ALLIANZ GLOBAL         MIST AMERICAN        MIST AMERICAN
                                             GLOBAL DYNAMIC      INVESTORS DYNAMIC      FUNDS BALANCED        FUNDS GROWTH
                                               ALLOCATION        MULTI-ASSET PLUS         ALLOCATION           ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         33,083,896  $           165,205  $       253,918,699  $        264,823,572
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            33,083,896              165,205          253,918,699           264,823,572
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    67                   14                   38                    49
   Due to MetLife Insurance
     Company USA........................                    15                    1                   22                    28
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    82                   15                   60                    77
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         33,083,814  $           165,190  $       253,918,639  $        264,823,495
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         33,083,814  $           165,190  $       253,918,639  $        264,823,495
   Net assets from contracts in payout..                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         33,083,814  $           165,190  $       253,918,639  $        264,823,495
                                          ====================  ===================  ===================  ====================


                                                                   MIST AMERICAN
                                             MIST AMERICAN        FUNDS MODERATE
                                             FUNDS GROWTH           ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        31,030,992  $       120,682,668
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           31,030,992          120,682,668
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   85                   37
   Due to MetLife Insurance
     Company USA........................                   21                   17
                                          -------------------  -------------------
       Total Liabilities................                  106                   54
                                          -------------------  -------------------

NET ASSETS..............................  $        31,030,886  $       120,682,614
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        31,030,886  $       120,682,614
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        31,030,886  $       120,682,614
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                   MIST BLACKROCK
                                              MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK     MIST CLARION GLOBAL
                                               RISK BALANCED         STRATEGIES           HIGH YIELD           REAL ESTATE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        13,331,544  $        64,277,338  $        16,004,642  $        39,064,452
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           13,331,544           64,277,338           16,004,642           39,064,452
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  105                   80                  105                  177
   Due to MetLife Insurance
     Company USA..........................                   21                   21                   30                   29
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  126                  101                  135                  206
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        13,331,418  $        64,277,237  $        16,004,507  $        39,064,246
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,331,418  $        64,277,237  $        16,004,507  $        39,010,976
   Net assets from contracts in payout....                   --                   --                   --               53,270
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        13,331,418  $        64,277,237  $        16,004,507  $        39,064,246
                                            ===================  ===================  ===================  ===================


                                                                                            MIST HARRIS        MIST INVESCO
                                              MIST CLEARBRIDGE    MIST GOLDMAN SACHS          OAKMARK          BALANCED-RISK
                                              AGGRESSIVE GROWTH      MID CAP VALUE         INTERNATIONAL        ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       118,710,228  $        19,070,745   $        63,129,052  $        18,299,685
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    --                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................          118,710,228           19,070,745            63,129,052           18,299,685
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  127                  118                    80                   91
   Due to MetLife Insurance
     Company USA..........................                   25                   27                    26                   21
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                  152                  145                   106                  112
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $       118,710,076  $        19,070,600   $        63,128,946  $        18,299,573
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       118,614,223  $        19,063,213   $        63,102,384  $        18,299,573
   Net assets from contracts in payout....               95,853                7,387                26,562                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $       118,710,076  $        19,070,600   $        63,128,946  $        18,299,573
                                            ===================  ====================  ===================  ===================



                                               MIST INVESCO         MIST INVESCO
                                                 COMSTOCK           MID CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       126,997,353  $       198,152,374
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................          126,997,353          198,152,374
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  127                  138
   Due to MetLife Insurance
     Company USA..........................                   25                   20
                                            -------------------  -------------------
       Total Liabilities..................                  152                  158
                                            -------------------  -------------------

NET ASSETS................................  $       126,997,201  $       198,152,216
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       126,793,243  $       197,078,390
   Net assets from contracts in payout....              203,958            1,073,826
                                            -------------------  -------------------
       Total Net Assets...................  $       126,997,201  $       198,152,216
                                            ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                          MIST JPMORGAN
                                                MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                              SMALL CAP GROWTH         CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        53,534,613  $        13,974,718  $        12,428,917  $         9,322,746
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           53,534,613           13,974,718           12,428,917            9,322,746
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  104                   87                   68                   98
   Due to MetLife Insurance
     Company USA..........................                   16                   25                   13                   14
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  120                  112                   81                  112
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        53,534,493  $        13,974,606  $        12,428,836  $         9,322,634
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        53,453,205  $        13,974,606  $        12,428,836  $         9,318,616
   Net assets from contracts in payout....               81,288                   --                   --                4,018
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        53,534,493  $        13,974,606  $        12,428,836  $         9,322,634
                                            ===================  ===================  ===================  ===================

                                                                                                            MIST MET/FRANKLIN
                                            MIST LOOMIS SAYLES    MIST LORD ABBETT      MIST MET/EATON     LOW DURATION TOTAL
                                              GLOBAL MARKETS       BOND DEBENTURE     VANCE FLOATING RATE        RETURN
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        14,577,527  $       214,939,189  $         4,103,983  $        30,718,976
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           14,577,527          214,939,189            4,103,983           30,718,976
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   59                  159                   83                  115
   Due to MetLife Insurance
     Company USA..........................                   18                   59                   19                   21
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   77                  218                  102                  136
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        14,577,450  $       214,938,971  $         4,103,881  $        30,718,840
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        14,577,450  $       213,826,910  $         4,103,881  $        30,718,840
   Net assets from contracts in payout....                   --            1,112,061                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        14,577,450  $       214,938,971  $         4,103,881  $        30,718,840
                                            ===================  ===================  ===================  ===================


                                            MIST MET/TEMPLETON       MIST METLIFE
                                            INTERNATIONAL BOND   ASSET ALLOCATION 100
                                                SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  --------------------
ASSETS:
   Investments at fair value..............  $         5,173,701   $       190,098,757
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            -------------------  --------------------
       Total Assets.......................            5,173,701           190,098,757
                                            -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   61                    43
   Due to MetLife Insurance
     Company USA..........................                    9                    23
                                            -------------------  --------------------
       Total Liabilities..................                   70                    66
                                            -------------------  --------------------

NET ASSETS................................  $         5,173,631   $       190,098,691
                                            ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,173,631   $       190,092,018
   Net assets from contracts in payout....                   --                 6,673
                                            -------------------  --------------------
       Total Net Assets...................  $         5,173,631   $       190,098,691
                                            ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                    MIST METLIFE
                                               MIST METLIFE          MULTI-INDEX         MIST METLIFE      MIST MFS EMERGING
                                               BALANCED PLUS        TARGETED RISK       SMALL CAP VALUE     MARKETS EQUITY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       130,987,783  $        1,706,055  $        52,562,532  $        47,209,572
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          130,987,783           1,706,055           52,562,532           47,209,572
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   81                  64                   99                  139
   Due to MetLife Insurance
     Company USA..........................                   23                   2                   24                   25
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  104                  66                  123                  164
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       130,987,679  $        1,705,989  $        52,562,409  $        47,209,408
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       130,987,679  $        1,705,989  $        52,503,911  $        47,019,560
   Net assets from contracts in payout....                   --                  --               58,498              189,848
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       130,987,679  $        1,705,989  $        52,562,409  $        47,209,408
                                            ===================  ==================  ===================  ===================

                                                                                                              MIST PANAGORA
                                              MIST MFS RESEARCH  MIST MORGAN STANLEY   MIST OPPENHEIMER    GLOBAL DIVERSIFIED
                                                INTERNATIONAL      MID CAP GROWTH        GLOBAL EQUITY            RISK
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       119,840,282  $        66,846,370  $       47,270,790  $            91,111
   Due from MetLife Insurance
     Company USA..........................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................          119,840,282           66,846,370          47,270,790               91,111
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  188                  102                 121                   12
   Due to MetLife Insurance
     Company USA..........................                   37                   18                  19                    1
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                  225                  120                 140                   13
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $       119,840,057  $        66,846,250  $       47,270,650  $            91,098
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       119,466,071  $        66,692,255  $       47,198,242  $            91,098
   Net assets from contracts in payout....              373,986              153,995              72,408                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $       119,840,057  $        66,846,250  $       47,270,650  $            91,098
                                            ===================  ===================  ==================  ===================

                                                 MIST PIMCO
                                             INFLATION PROTECTED      MIST PIMCO
                                                    BOND             TOTAL RETURN
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        94,603,257   $       459,097,791
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            --------------------  -------------------
       Total Assets.......................           94,603,257           459,097,791
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  135                   107
   Due to MetLife Insurance
     Company USA..........................                   36                    48
                                            --------------------  -------------------
       Total Liabilities..................                  171                   155
                                            --------------------  -------------------

NET ASSETS................................  $        94,603,086   $       459,097,636
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        94,575,600   $       458,218,136
   Net assets from contracts in payout....               27,486               879,500
                                            --------------------  -------------------
       Total Net Assets...................  $        94,603,086   $       459,097,636
                                            ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                                    MIST PIONEER        MIST PYRAMIS         MIST PYRAMIS
                                             MIST PIONEER FUND    STRATEGIC INCOME    GOVERNMENT INCOME      MANAGED RISK
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       93,861,471  $        18,060,197  $         5,010,682  $        5,915,978
   Due from MetLife Insurance
     Company USA..........................                  37                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          93,861,508           18,060,197            5,010,682           5,915,978
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 181                  141                   72                  58
   Due to MetLife Insurance
     Company USA..........................                  --                   38                   14                  12
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 181                  179                   86                  70
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       93,861,327  $        18,060,018  $         5,010,596  $        5,915,908
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       93,271,828  $        18,060,018  $         5,010,596  $        5,915,908
   Net assets from contracts in payout....             589,499                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       93,861,327  $        18,060,018  $         5,010,596  $        5,915,908
                                            ==================  ===================  ===================  ==================

                                              MIST SCHRODERS
                                                  GLOBAL          MIST SSGA GROWTH         MIST SSGA      MIST T. ROWE PRICE
                                                MULTI-ASSET        AND INCOME ETF         GROWTH ETF        LARGE CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         9,869,897  $      161,695,133  $        56,855,988  $       637,622,124
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................            9,869,897         161,695,133           56,855,988          637,622,124
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   80                  54                   80                  147
   Due to MetLife Insurance
     Company USA..........................                   18                  24                   27                   14
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   98                  78                  107                  161
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $         9,869,799  $      161,695,055  $        56,855,881  $       637,621,963
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         9,869,799  $      161,695,055  $        56,855,881  $       632,244,559
   Net assets from contracts in payout....                   --                  --                   --            5,377,404
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $         9,869,799  $      161,695,055  $        56,855,881  $       637,621,963
                                            ===================  ==================  ===================  ===================


                                            MIST T. ROWE PRICE        MIST WMC
                                              MID CAP GROWTH     LARGE CAP RESEARCH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       81,905,345  $         7,846,114
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          81,905,345            7,846,114
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 128                   63
   Due to MetLife Insurance
     Company USA..........................                  27                    4
                                            ------------------  -------------------
       Total Liabilities..................                 155                   67
                                            ------------------  -------------------

NET ASSETS................................  $       81,905,190  $         7,846,047
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       81,831,613  $         7,846,047
   Net assets from contracts in payout....              73,577                   --
                                            ------------------  -------------------
       Total Net Assets...................  $       81,905,190  $         7,846,047
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                             MSF BAILLIE GIFFORD      MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK
                                             INTERNATIONAL STOCK  AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        18,395,455   $         4,853,000   $        97,653,539  $        10,873,947
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                   --
                                            --------------------  --------------------  -------------------  --------------------
       Total Assets.......................           18,395,455             4,853,000            97,653,539           10,873,947
                                            --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   73                   118                    92                   94
   Due to MetLife Insurance
     Company USA..........................                   22                    20                    15                   12
                                            --------------------  --------------------  -------------------  --------------------
       Total Liabilities..................                   95                   138                   107                  106
                                            --------------------  --------------------  -------------------  --------------------

NET ASSETS................................  $        18,395,360   $         4,852,862   $        97,653,432  $        10,873,841
                                            ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        18,395,360   $         4,852,862   $        97,600,548  $        10,854,533
   Net assets from contracts in payout....                   --                    --                52,884               19,308
                                            --------------------  --------------------  -------------------  --------------------
       Total Net Assets...................  $        18,395,360   $         4,852,862   $        97,653,432  $        10,873,841
                                            ====================  ====================  ===================  ====================


                                               MSF BLACKROCK        MSF FRONTIER         MSF JENNISON       MSF LOOMIS SAYLES
                                               MONEY MARKET        MID CAP GROWTH           GROWTH          SMALL CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        79,776,858  $         9,719,874  $       137,871,484  $        16,438,020
   Due from MetLife Insurance
     Company USA..........................                   23                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           79,776,881            9,719,874          137,871,484           16,438,020
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  178                  100                  119                  106
   Due to MetLife Insurance
     Company USA..........................                   --                   10                   35                   14
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  178                  110                  154                  120
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        79,776,703  $         9,719,764  $       137,871,330  $        16,437,900
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        79,458,990  $         9,712,412  $       137,590,647  $        16,435,300
   Net assets from contracts in payout....              317,713                7,352              280,683                2,600
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        79,776,703  $         9,719,764  $       137,871,330  $        16,437,900
                                            ===================  ===================  ===================  ===================

                                                                 MSF MET/DIMENSIONAL
                                              MSF MET/ARTISAN    INTERNATIONAL SMALL
                                               MID CAP VALUE           COMPANY
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        41,046,591  $        3,407,506
   Due from MetLife Insurance
     Company USA..........................                   --                  --
                                            -------------------  -------------------
       Total Assets.......................           41,046,591           3,407,506
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  112                 137
   Due to MetLife Insurance
     Company USA..........................                   16                  20
                                            -------------------  -------------------
       Total Liabilities..................                  128                 157
                                            -------------------  -------------------

NET ASSETS................................  $        41,046,463  $        3,407,349
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        40,999,382  $        3,407,349
   Net assets from contracts in payout....               47,081                  --
                                            -------------------  -------------------
       Total Net Assets...................  $        41,046,463  $        3,407,349
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                 MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                             ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............  $         6,509,160   $     1,268,860,986   $     2,696,471,075   $     1,801,099,996
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................            6,509,160         1,268,860,986         2,696,471,075         1,801,099,996
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   31                    50                    54                    39
   Due to MetLife Insurance
     Company USA..........................                    7                    41                    42                    29
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                   38                    91                    96                    68
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................  $         6,509,122   $     1,268,860,895   $     2,696,470,979   $     1,801,099,928
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         6,509,122   $     1,268,677,822   $     2,695,872,907   $     1,800,450,340
   Net assets from contracts in payout....                   --               183,073               598,072               649,588
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................  $         6,509,122   $     1,268,860,895   $     2,696,470,979   $     1,801,099,928
                                            ====================  ====================  ====================  ====================

                                                MSF METLIFE          MSF METLIFE            MSF MFS
                                            MID CAP STOCK INDEX      STOCK INDEX         TOTAL RETURN         MSF MFS VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         5,502,850  $        45,315,829  $       102,016,070  $       192,673,002
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            5,502,850           45,315,829          102,016,070          192,673,002
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   66                   47                   89                  114
   Due to MetLife Insurance
     Company USA..........................                    6                   10                   23                   10
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   72                   57                  112                  124
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         5,502,778  $        45,315,772  $       102,015,958  $       192,672,878
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,502,778  $        45,281,761  $       101,642,569  $       192,623,128
   Net assets from contracts in payout....                   --               34,011              373,389               49,750
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         5,502,778  $        45,315,772  $       102,015,958  $       192,672,878
                                            ===================  ===================  ===================  ===================

                                                 MSF MSCI           MSF NEUBERGER
                                                EAFE INDEX         BERMAN GENESIS
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------
ASSETS:
   Investments at fair value..............  $         2,553,087  $       45,538,215
   Due from MetLife Insurance
     Company USA..........................                   --                  --
                                            -------------------  ------------------
       Total Assets.......................            2,553,087          45,538,215
                                            -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   67                 186
   Due to MetLife Insurance
     Company USA..........................                   11                  24
                                            -------------------  ------------------
       Total Liabilities..................                   78                 210
                                            -------------------  ------------------

NET ASSETS................................  $         2,553,009  $       45,538,005
                                            ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         2,553,009  $       45,451,597
   Net assets from contracts in payout....                   --              86,408
                                            -------------------  ------------------
       Total Net Assets...................  $         2,553,009  $       45,538,005
                                            ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                              MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                    INDEX         LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $         5,229,359  $        66,005,278  $        11,725,147  $        4,214,087
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   2
                                            -------------------  -------------------  -------------------  ------------------
       Total Assets.......................            5,229,359           66,005,278           11,725,147           4,214,089
                                            -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   58                  117                   85                  68
   Due to MetLife Insurance
     Company USA..........................                    6                   13                    8                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                   64                  130                   93                  68
                                            -------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $         5,229,295  $        66,005,148  $        11,725,054  $        4,214,021
                                            ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,229,295  $        65,775,008  $        11,721,596  $        4,214,021
   Net assets from contracts in payout....                   --              230,140                3,458                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $         5,229,295  $        66,005,148  $        11,725,054  $        4,214,021
                                            ===================  ===================  ===================  ==================

                                              MSF WESTERN ASSET    MSF WESTERN ASSET      MSF WMC CORE
                                            MANAGEMENT STRATEGIC      MANAGEMENT             EQUITY              PIMCO VIT
                                             BOND OPPORTUNITIES     U.S. GOVERNMENT       OPPORTUNITIES         HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............   $         7,431,770  $         6,249,973  $      215,500,457  $         6,384,677
   Due from MetLife Insurance
     Company USA..........................                    --                   --                 183                   --
                                            --------------------  -------------------  ------------------  -------------------
       Total Assets.......................             7,431,770            6,249,973         215,500,640            6,384,677
                                            --------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    50                   93                 100                   66
   Due to MetLife Insurance
     Company USA..........................                    12                   17                  --                    8
                                            --------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                    62                  110                 100                   74
                                            --------------------  -------------------  ------------------  -------------------

NET ASSETS................................   $         7,431,708  $         6,249,863  $      215,500,540  $         6,384,603
                                            ====================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         7,426,211  $         6,208,193  $      215,061,664  $         6,384,283
   Net assets from contracts in payout....                 5,497               41,670             438,876                  320
                                            --------------------  -------------------  ------------------  -------------------
       Total Net Assets...................   $         7,431,708  $         6,249,863  $      215,500,540  $         6,384,603
                                            ====================  ===================  ==================  ===================


                                                  PIMCO VIT           PUTNAM VT
                                                LOW DURATION        EQUITY INCOME
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         8,692,878  $        25,431,791
   Due from MetLife Insurance
     Company USA..........................                   --                  231
                                            -------------------  -------------------
       Total Assets.......................            8,692,878           25,432,022
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   46                   99
   Due to MetLife Insurance
     Company USA..........................                   10                   --
                                            -------------------  -------------------
       Total Liabilities..................                   56                   99
                                            -------------------  -------------------

NET ASSETS................................  $         8,692,822  $        25,431,923
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         8,692,822  $        25,263,335
   Net assets from contracts in payout....                   --              168,588
                                            -------------------  -------------------
       Total Net Assets...................  $         8,692,822  $        25,431,923
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                                PUTNAM VT        RUSSELL AGGRESSIVE                          RUSSELL GLOBAL REAL
                                            MULTI-CAP GROWTH           EQUITY           RUSSELL CORE BOND     ESTATE SECURITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,136,383  $          1,533,033  $          6,459,216  $          1,024,019
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             2,136,383             1,533,033             6,459,216             1,024,019
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    54                    14                    14                    11
   Due to MetLife Insurance
     Company USA........................                     8                     5                     2                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    62                    19                    16                    12
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          2,136,321  $          1,533,014  $          6,459,200  $          1,024,007
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,090,723  $          1,495,584  $          6,455,217  $          1,023,103
   Net assets from contracts in payout..                45,598                37,430                 3,983                   904
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          2,136,321  $          1,533,014  $          6,459,200  $          1,024,007
                                          ====================  ====================  ====================  ====================

                                           RUSSELL MULTI-STYLE
                                                 EQUITY          RUSSELL NON-U.S.
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          8,598,170  $         3,086,088
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................             8,598,170            3,086,088
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    13                    7
   Due to MetLife Insurance
     Company USA........................                     1                    2
                                          --------------------  -------------------
        Total Liabilities...............                    14                    9
                                          --------------------  -------------------

NET ASSETS..............................  $          8,598,156  $         3,086,079
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          8,294,773  $         3,084,982
   Net assets from contracts in payout..               303,383                1,097
                                          --------------------  -------------------
        Total Net Assets................  $          8,598,156  $         3,086,079
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                                     AMERICAN FUNDS                                DEUTSCHE II
                                                 AMERICAN FUNDS       GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                  GLOBAL GROWTH      CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         1,354,417  $            35,737  $          1,117,173  $            10,387
                                              -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................              737,543              185,934               907,220                5,472
      Administrative charges................              295,629               72,661               359,011                  887
                                              -------------------  -------------------  --------------------  -------------------
        Total expenses......................            1,033,172              258,595             1,266,231                6,359
                                              -------------------  -------------------  --------------------  -------------------
           Net investment income (loss).....              321,245            (222,858)             (149,058)                4,028
                                              -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           11,685,012              130,119             7,043,915                   --
      Realized gains (losses) on sale of
        investments.........................            3,711,174            1,016,520             8,091,910              (4,303)
                                              -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses)......           15,396,186            1,146,639            15,135,825              (4,303)
                                              -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................         (14,053,067)            (528,776)           (4,495,305)               17,537
                                              -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            1,343,119              617,863            10,640,520               13,234
                                              -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         1,664,364  $           395,005  $         10,491,462  $            17,262
                                              ===================  ===================  ====================  ===================


                                                                        FIDELITY VIP
                                                  FIDELITY VIP             GROWTH         FTVIPT TEMPLETON        INVESCO V.I.
                                                  EQUITY-INCOME         OPPORTUNITIES        FOREIGN VIP      INTERNATIONAL GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            166,238  $               298  $           530,037  $             88,314
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................                77,460                1,614              337,046                77,082
      Administrative charges................                14,392                  192               63,114                14,031
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................                91,852                1,806              400,160                91,113
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....                74,386              (1,508)              129,877               (2,799)
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                87,368                  128                   --                    --
      Realized gains (losses) on sale of
        investments.........................                91,167                2,307              678,465               312,760
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......               178,535                2,435              678,465               312,760
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               161,627               12,219          (4,188,097)             (371,667)
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               340,162               14,654          (3,509,632)              (58,907)
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            414,548  $            13,146  $       (3,379,755)  $           (61,706)
                                              ====================  ===================  ===================  ====================

                                                      MIST            MIST ALLIANZ
                                                ALLIANCEBERNSTEIN   GLOBAL INVESTORS
                                                 GLOBAL DYNAMIC          DYNAMIC
                                                   ALLOCATION       MULTI-ASSET PLUS
                                                   SUB-ACCOUNT       SUB-ACCOUNT (a)
                                              -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $           554,156  $               494
                                              -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................              211,599                  438
      Administrative charges................               75,941                   97
                                              -------------------  -------------------
        Total expenses......................              287,540                  535
                                              -------------------  -------------------
           Net investment income (loss).....              266,616                 (41)
                                              -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              551,736                1,041
      Realized gains (losses) on sale of
        investments.........................              245,719                (444)
                                              -------------------  -------------------
           Net realized gains (losses)......              797,455                  597
                                              -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................              745,872                  561
                                              -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            1,543,327                1,158
                                              -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         1,809,943  $             1,117
                                              ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MIST AMERICAN        MIST AMERICAN                             MIST AMERICAN
                                                FUNDS BALANCED        FUNDS GROWTH         MIST AMERICAN       FUNDS MODERATE
                                                  ALLOCATION           ALLOCATION          FUNDS GROWTH          ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,199,855  $         2,651,754  $           164,832  $         1,758,294
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            3,394,309            3,481,558              401,515            1,613,011
      Administrative charges...............              631,959              652,774               74,291              302,121
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,026,268            4,134,332              475,806            1,915,132
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (826,413)          (1,482,578)            (310,974)            (156,838)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           24,431,324           39,323,565            1,744,866           10,464,516
      Realized gains (losses) on sale of
        investments........................            4,313,157            5,915,240            1,346,545            2,274,935
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           28,744,481           45,238,805            3,091,411           12,739,451
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (17,077,711)         (31,548,405)            (842,561)          (7,326,802)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           11,666,770           13,690,400            2,248,850            5,412,649
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        10,840,357  $        12,207,822  $         1,937,876  $         5,255,811
                                             ===================  ===================  ===================  ===================

                                                                    MIST BLACKROCK
                                               MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK     MIST CLARION GLOBAL
                                                RISK BALANCED         STRATEGIES           HIGH YIELD           REAL ESTATE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           671,532  $         1,009,854  $           633,581
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              161,163              498,940              202,616              497,140
      Administrative charges...............               34,824              153,385               42,529               94,972
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              195,987              652,325              245,145              592,112
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (195,987)               19,207              764,709               41,469
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               63,557            3,167,305              772,130                   --
      Realized gains (losses) on sale of
        investments........................             (54,700)              389,512              109,424             (58,437)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......                8,857            3,556,817              881,554             (58,437)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              546,171            (706,291)          (1,295,309)            4,319,005
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              555,028            2,850,526            (413,755)            4,260,568
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           359,041  $         2,869,733  $           350,954  $         4,302,037
                                             ===================  ===================  ===================  ===================


                                              MIST CLEARBRIDGE    MIST GOLDMAN SACHS
                                              AGGRESSIVE GROWTH      MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           151,069  $           106,754
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,442,088              283,168
      Administrative charges...............              264,052               48,264
                                             -------------------  -------------------
        Total expenses.....................            1,706,140              331,432
                                             -------------------  -------------------
          Net investment income (loss).....          (1,555,071)            (224,678)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            3,456,283
      Realized gains (losses) on sale of
        investments........................            9,587,615              732,718
                                             -------------------  -------------------
          Net realized gains (losses)......            9,587,615            4,189,001
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            9,115,804          (1,897,493)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           18,703,419            2,291,508
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        17,148,348  $         2,066,830
                                             ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014




                                                  MIST HARRIS        MIST INVESCO
                                                    OAKMARK          BALANCED-RISK        MIST INVESCO         MIST INVESCO
                                                 INTERNATIONAL        ALLOCATION            COMSTOCK           MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         1,649,014  $                --  $         1,204,692  $        1,045,474
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              985,470              212,283            1,049,463           1,993,650
      Administrative charges...............              171,799               47,139              314,609             478,899
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................            1,157,269              259,422            1,364,072           2,472,549
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....              491,745            (259,422)            (159,380)         (1,427,075)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,644,886              847,086                   --          36,095,438
      Realized gains (losses) on sale of
        investments........................            1,465,844               90,124            5,739,660           3,083,527
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            8,110,730              937,210            5,739,660          39,178,965
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (13,760,779)               49,535            4,397,569        (21,461,678)
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,650,049)              986,745           10,137,229          17,717,287
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,158,304)  $           727,323  $         9,977,849  $       16,290,212
                                             ===================  ===================  ===================  ==================

                                                                                          MIST JPMORGAN
                                                MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                              SMALL CAP GROWTH         CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           180,768  $          127,250  $            79,725
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              751,683              169,967              99,931               59,426
      Administrative charges...............              133,927               32,028              29,178               22,692
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              885,610              201,995             129,109               82,118
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (885,610)             (21,227)             (1,859)              (2,393)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,611,171               68,526             347,382            1,102,163
      Realized gains (losses) on sale of
        investments........................            3,489,493             (30,600)             127,310              337,962
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           10,100,664               37,926             474,692            1,440,125
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (6,093,075)              418,376             163,520          (1,103,827)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,007,589              456,302             638,212              336,298
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,121,979  $           435,075  $          636,353  $           333,905
                                             ===================  ===================  ==================  ===================


                                              MIST LOOMIS SAYLES    MIST LORD ABBETT
                                                GLOBAL MARKETS       BOND DEBENTURE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           297,682  $        13,024,604
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              205,152            2,436,543
      Administrative charges...............               36,732              532,363
                                             -------------------  -------------------
        Total expenses.....................              241,884            2,968,906
                                             -------------------  -------------------
          Net investment income (loss).....               55,798           10,055,698
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            6,292,809
      Realized gains (losses) on sale of
        investments........................              496,655            2,792,194
                                             -------------------  -------------------
          Net realized gains (losses)......              496,655            9,085,003
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (296,654)         (10,865,295)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              200,001          (1,780,292)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           255,799  $         8,275,406
                                             ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                   MIST MET/FRANKLIN
                                               MIST MET/EATON     LOW DURATION TOTAL   MIST MET/TEMPLETON       MIST METLIFE
                                             VANCE FLOATING RATE        RETURN         INTERNATIONAL BOND   ASSET ALLOCATION 100
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           147,734  $           624,063  $           243,649   $         1,480,453
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               63,733              258,176               37,310             2,602,802
      Administrative charges...............               10,980               73,781               13,372               507,790
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               74,713              331,957               50,682             3,110,592
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....               73,021              292,106              192,967           (1,630,139)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               18,365                   --                   --                    --
      Realized gains (losses) on sale of
        investments........................                7,292              (3,080)             (14,347)            13,760,757
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......               25,657              (3,080)             (14,347)            13,760,757
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (138,311)            (317,484)            (164,409)           (5,330,053)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (112,654)            (320,564)            (178,756)             8,430,704
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (39,633)  $          (28,458)  $            14,211   $         6,800,565
                                             ===================  ===================  ===================  ====================

                                                                     MIST METLIFE
                                                MIST METLIFE          MULTI-INDEX         MIST METLIFE       MIST MFS EMERGING
                                                BALANCED PLUS        TARGETED RISK       SMALL CAP VALUE      MARKETS EQUITY
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,177,978  $                --  $            25,663  $           444,835
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              893,140               11,305              771,642              572,584
      Administrative charges...............              311,830                2,371              134,980              127,712
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,204,970               13,676              906,622              700,296
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              973,008             (13,676)            (880,959)            (255,461)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            9,655,367                2,100            2,290,432                   --
      Realized gains (losses) on sale of
        investments........................              716,281                4,496            2,875,733            (365,297)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           10,371,648                6,596            5,166,165            (365,297)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,068,248)               67,067          (4,301,082)          (3,418,655)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,303,400               73,663              865,083          (3,783,952)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        10,276,408  $            59,987  $          (15,876)  $       (4,039,413)
                                             ===================  ===================  ===================  ===================


                                               MIST MFS RESEARCH   MIST MORGAN STANLEY
                                                 INTERNATIONAL       MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         3,022,351  $             4,634
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,478,685              596,179
      Administrative charges...............              306,124              169,525
                                             -------------------  --------------------
        Total expenses.....................            1,784,809              765,704
                                             -------------------  --------------------
          Net investment income (loss).....            1,237,542            (761,070)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              525,696            4,666,583
                                             -------------------  --------------------
          Net realized gains (losses)......              525,696            4,666,583
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (12,489,803)          (3,909,127)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................         (11,964,107)              757,456
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (10,726,565)  $           (3,614)
                                             ===================  ====================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                      MIST PANAGORA        MIST PIMCO
                                              MIST OPPENHEIMER     GLOBAL DIVERSIFIED  INFLATION PROTECTED      MIST PIMCO
                                                GLOBAL EQUITY             RISK                BOND             TOTAL RETURN
                                                 SUB-ACCOUNT         SUB-ACCOUNT (a)       SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           408,457  $               242  $         1,555,147  $       11,519,521
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              302,821                  411            1,047,290           4,622,282
      Administrative charges...............              120,446                   80              251,660           1,189,568
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................              423,267                  491            1,298,950           5,811,850
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....             (14,810)                (249)              256,197           5,707,671
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,487,618                1,755                   --                  --
      Realized gains (losses) on sale of
        investments........................            1,192,192                  (7)            (991,678)             956,244
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            2,679,810                1,748            (991,678)             956,244
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,035,878)              (2,721)            2,532,632           7,841,358
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              643,932                (973)            1,540,954           8,797,602
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           629,122  $           (1,222)  $         1,797,151  $       14,505,273
                                             ===================  ===================  ===================  ==================


                                                                     MIST PIONEER         MIST PYRAMIS         MIST PYRAMIS
                                              MIST PIONEER FUND    STRATEGIC INCOME     GOVERNMENT INCOME      MANAGED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,605,833  $          858,221  $           116,653  $                --
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              941,302             180,650               32,186               73,479
      Administrative charges...............              214,313              43,945               11,551               13,216
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            1,155,615             224,595               43,737               86,695
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....              450,218             633,626               72,916             (86,695)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           27,262,530             173,998                   --               18,111
      Realized gains (losses) on sale of
        investments........................            4,347,299              72,948             (35,799)               51,235
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......           31,609,829             246,946             (35,799)               69,346
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (23,145,529)           (356,441)              252,141              369,924
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            8,464,300           (109,495)              216,342              439,270
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,914,518  $          524,131  $           289,258  $           352,575
                                             ===================  ==================  ===================  ===================

                                               MIST SCHRODERS
                                                   GLOBAL          MIST SSGA GROWTH
                                                 MULTI-ASSET        AND INCOME ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          121,845  $         3,767,126
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              99,003            1,566,665
      Administrative charges...............              23,669              415,854
                                             ------------------  -------------------
        Total expenses.....................             122,672            1,982,519
                                             ------------------  -------------------
          Net investment income (loss).....               (827)            1,784,607
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             333,145            9,951,383
      Realized gains (losses) on sale of
        investments........................             134,525            2,324,852
                                             ------------------  -------------------
          Net realized gains (losses)......             467,670           12,276,235
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             109,832          (6,564,620)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             577,502            5,711,615
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          576,675  $         7,496,222
                                             ==================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                  MIST SSGA       MIST T. ROWE PRICE   MIST T. ROWE PRICE        MIST WMC
                                                 GROWTH ETF         LARGE CAP VALUE      MID CAP GROWTH     LARGE CAP RESEARCH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,089,552  $        9,210,755  $                --  $            55,337
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              705,122           7,300,353            1,089,755               48,688
      Administrative charges...............              144,663           1,384,059              200,915               19,150
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................              849,785           8,684,412            1,290,670               67,838
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....              239,767             526,343          (1,290,670)             (12,501)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,596,406                  --            8,062,005                   --
      Realized gains (losses) on sale of
        investments........................            1,261,496          34,042,595            4,516,154              489,502
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            4,857,902          34,042,595           12,578,159              489,502
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,905,732)          38,037,637          (2,825,058)              434,852
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,952,170          72,080,232            9,753,101              924,354
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,191,937  $       72,606,575  $         8,462,431  $           911,853
                                             ===================  ==================  ===================  ===================


                                             MSF BAILLIE GIFFORD      MSF BARCLAYS         MSF BLACKROCK         MSF BLACKROCK
                                             INTERNATIONAL STOCK  AGGREGATE BOND INDEX      BOND INCOME      CAPITAL APPRECIATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          236,862   $           101,693   $         3,111,380   $            7,126
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................             245,434                46,923               685,540              113,419
      Administrative charges...............              47,763                 9,586               231,467               23,621
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................             293,197                56,509               917,007              137,040
                                             -------------------  --------------------  -------------------  --------------------
          Net investment income (loss).....            (56,335)                45,184             2,194,373            (129,914)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                    --                    --                   --
      Realized gains (losses) on sale of
        investments........................              98,238               (5,716)               165,354              928,788
                                             -------------------  --------------------  -------------------  --------------------
          Net realized gains (losses)......              98,238               (5,716)               165,354              928,788
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (976,258)               107,404             3,019,349             (22,620)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (878,020)               101,688             3,184,703              906,168
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (934,355)   $           146,872   $         5,379,076   $          776,254
                                             ===================  ====================  ===================  ====================


                                                 MSF BLACKROCK        MSF FRONTIER
                                                 MONEY MARKET        MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,162,094              142,473
      Administrative charges...............              217,384               24,642
                                             -------------------  -------------------
        Total expenses.....................            1,379,478              167,115
                                             -------------------  -------------------
          Net investment income (loss).....          (1,379,478)            (167,115)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --              931,814
      Realized gains (losses) on sale of
        investments........................                   --              278,651
                                             -------------------  -------------------
          Net realized gains (losses)......                   --            1,210,465
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                   --            (182,874)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                   --            1,027,591
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,379,478)  $           860,476
                                             ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                             MSF MET/DIMENSIONAL
                                                MSF JENNISON        MSF LOOMIS SAYLES    MSF MET/ARTISAN     INTERNATIONAL SMALL
                                                   GROWTH           SMALL CAP GROWTH      MID CAP VALUE            COMPANY
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            73,214  $                --  $           231,490  $            76,634
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,826,920              153,248              638,694               41,871
      Administrative charges...............              341,133               42,145              109,097                9,310
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            2,168,053              195,393              747,791               51,181
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....          (2,094,839)            (195,393)            (516,301)               25,453
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,718,139            2,113,236                   --              133,433
      Realized gains (losses) on sale of
        investments........................            6,153,759              919,543            1,227,467               74,609
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           13,871,898            3,032,779            1,227,467              208,042
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,046,864)          (2,916,364)            (701,669)            (529,530)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           11,825,034              116,415              525,798            (321,488)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,730,195  $          (78,978)  $             9,497  $         (296,035)
                                             ===================  ===================  ===================  ====================


                                                  MSF METLIFE          MSF METLIFE           MSF METLIFE          MSF METLIFE
                                              ASSET ALLOCATION 20  ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                                SUB-ACCOUNT (a)      SUB-ACCOUNT (a)       SUB-ACCOUNT (a)      SUB-ACCOUNT (a)
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $                --  $                 --  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................                37,977            9,471,003            18,272,772           15,096,764
      Administrative charges...............                 7,617            2,260,543             4,730,937            3,177,420
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                45,594           11,731,546            23,003,709           18,274,184
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (45,594)         (11,731,546)          (23,003,709)         (18,274,184)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................                10,244            3,392,280             6,453,981            5,986,736
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                10,244            3,392,280             6,453,981            5,986,736
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                88,287           46,153,818           117,617,432           87,045,272
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                98,531           49,546,098           124,071,413           93,032,008
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             52,937  $        37,814,552  $        101,067,704  $        74,757,824
                                             ====================  ===================  ====================  ===================


                                                  MSF METLIFE          MSF METLIFE
                                              MID CAP STOCK INDEX      STOCK INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             37,287  $           642,311
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................                73,364              605,164
      Administrative charges...............                12,114              106,179
                                             --------------------  -------------------
        Total expenses.....................                85,478              711,343
                                             --------------------  -------------------
           Net investment income (loss)....              (48,191)             (69,032)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               228,350            1,085,762
      Realized gains (losses) on sale of
        investments........................               209,876            1,887,800
                                             --------------------  -------------------
           Net realized gains (losses).....               438,226            2,973,562
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               (7,639)            1,642,182
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               430,587            4,615,744
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            382,396  $         4,546,712
                                             ====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                   MSF MFS                                  MSF MSCI           MSF NEUBERGER
                                                TOTAL RETURN         MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,299,320  $        3,002,153  $            46,693  $           122,506
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              748,100           1,357,091               29,529              556,419
      Administrative charges...............              254,435             483,091                5,690              105,429
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            1,002,535           1,840,182               35,219              661,848
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....            1,296,785           1,161,971               11,474            (539,342)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           9,392,764                   --                   --
      Realized gains (losses) on sale of
        investments........................            2,741,270           5,409,093               37,576            1,266,728
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            2,741,270          14,801,857               37,576            1,266,728
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,340,335           1,615,852            (269,308)          (1,636,960)
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            6,081,605          16,417,709            (231,732)            (370,232)
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,378,390  $       17,579,680  $         (220,258)  $         (909,574)
                                             ===================  ==================  ===================  ===================


                                              MSF RUSSELL 2000     MSF T. ROWE PRICE   MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                    INDEX          LARGE CAP GROWTH    SMALL CAP GROWTH     NATURAL RESOURCES
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           48,646  $             6,316  $               753  $            11,746
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              74,144              827,660              143,999               34,076
      Administrative charges...............              12,712              153,601               25,164               11,217
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................              86,856              981,261              169,163               45,293
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (38,210)            (974,945)            (168,410)             (33,547)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             118,491            4,614,611              911,746               73,970
      Realized gains (losses) on sale of
        investments........................             280,721            4,054,428              737,901                6,696
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             399,212            8,669,039            1,649,647               80,666
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (207,370)          (3,126,532)            (898,328)            (918,083)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             191,842            5,542,507              751,319            (837,417)
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          153,632  $         4,567,562  $           582,909  $         (870,964)
                                             ==================  ===================  ===================  ===================

                                               MSF WESTERN ASSET     MSF WESTERN ASSET
                                             MANAGEMENT STRATEGIC       MANAGEMENT
                                              BOND OPPORTUNITIES      U.S. GOVERNMENT
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $          383,159   $           119,334
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               88,261                97,170
      Administrative charges...............               17,302                17,251
                                             --------------------  -------------------
        Total expenses.....................              105,563               114,421
                                             --------------------  -------------------
          Net investment income (loss).....              277,596                 4,913
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................               94,178               (1,480)
                                             --------------------  -------------------
          Net realized gains (losses)......               94,178               (1,480)
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (107,925)                59,929
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (13,747)                58,449
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $          263,849   $            63,362
                                             ====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MSF WMC CORE
                                                    EQUITY              PIMCO VIT            PIMCO VIT            PUTNAM VT
                                                 OPPORTUNITIES         HIGH YIELD          LOW DURATION         EQUITY INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,253,706  $           366,775  $            102,596  $           468,801
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            2,524,285               84,087               116,345              201,627
      Administrative charges...............              541,118               17,291                22,371               64,117
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            3,065,403              101,378               138,716              265,744
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....          (1,811,697)              265,397              (36,120)              203,057
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           18,782,216                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................           11,831,394               98,338                32,947            1,866,886
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......           30,613,610               98,338                32,947            1,866,886
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (10,562,213)            (228,246)              (55,569)              794,179
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           20,051,397            (129,908)              (22,622)            2,661,065
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        18,239,700  $           135,489  $           (58,742)  $         2,864,122
                                             ===================  ===================  ====================  ===================


                                                   PUTNAM VT       RUSSELL AGGRESSIVE                         RUSSELL GLOBAL REAL
                                               MULTI-CAP GROWTH          EQUITY           RUSSELL CORE BOND    ESTATE SECURITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             11,609  $             3,859  $           104,605  $            32,484
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................                28,414               19,112               83,695               12,659
      Administrative charges...............                 3,754                2,290               10,040                1,516
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                32,168               21,402               93,735               14,175
                                             --------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....              (20,559)             (17,543)               10,870               18,309
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              147,563              124,722               42,864
      Realized gains (losses) on sale of
        investments........................               285,228               23,217               29,335                6,785
                                             --------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......               285,228              170,780              154,057               49,649
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               (7,854)            (151,869)               97,689               58,154
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               277,374               18,911              251,746              107,803
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            256,815  $             1,368  $           262,616  $           126,112
                                             ====================  ===================  ===================  ====================


                                              RUSSELL MULTI-STYLE
                                                    EQUITY          RUSSELL NON-U.S.
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             98,859  $            65,251
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               105,102               41,419
      Administrative charges...............                12,610                4,967
                                             --------------------  -------------------
        Total expenses.....................               117,712               46,386
                                             --------------------  -------------------
          Net investment income (loss).....              (18,853)               18,865
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,138,870                   --
      Realized gains (losses) on sale of
        investments........................               208,645               29,254
                                             --------------------  -------------------
          Net realized gains (losses)......             1,347,515               29,254
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (516,811)            (238,963)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               830,704            (209,709)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            811,851  $         (190,844)
                                             ====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                AMERICAN FUNDS
                                    AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                 -----------------------------------  -----------------------------------
                                       2014               2013               2014              2013
                                 ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        321,245  $         408,503  $       (222,858)  $        (5,831)
   Net realized gains
     (losses)..................        15,396,186          4,192,451          1,146,639         1,017,142
   Change in unrealized
     gains (losses) on
     investments...............      (14,053,067)         23,703,654          (528,776)         5,661,018
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........         1,664,364         28,304,608            395,005         6,672,329
                                 ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................         1,163,562          1,668,920            274,800           335,561
   Net transfers (including
     fixed account)............            11,486        (7,201,174)            559,083       (1,840,055)
   Contract charges............         (940,178)          (880,990)          (237,153)         (222,817)
   Transfers for contract
     benefits and
     terminations..............       (8,833,811)        (5,784,392)        (2,004,973)       (1,246,573)
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........       (8,598,941)       (12,197,636)        (1,408,243)       (2,973,884)
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..........       (6,934,577)         16,106,972        (1,013,238)         3,698,445
NET ASSETS:
   Beginning of year...........       122,929,858        106,822,886         29,677,012        25,978,567
                                 ----------------  -----------------  -----------------  ----------------
   End of year.................  $    115,995,281  $     122,929,858  $      28,663,774  $     29,677,012
                                 ================  =================  =================  ================

                                                                          DEUTSCHE II GOVERNMENT &
                                       AMERICAN FUNDS GROWTH                  AGENCY SECURITIES
                                            SUB-ACCOUNT                          SUB-ACCOUNT
                                 ----------------------------------  -----------------------------------
                                       2014              2013              2014               2013
                                 ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $      (149,058)  $         61,134  $           4,028  $          9,203
   Net realized gains
     (losses)..................        15,135,825         7,384,758            (4,303)            20,029
   Change in unrealized
     gains (losses) on
     investments...............       (4,495,305)        27,933,318             17,537          (55,900)
                                 ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........        10,491,462        35,379,210             17,262          (26,668)
                                 ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................         1,341,949         2,049,516                509               506
   Net transfers (including
     fixed account)............       (4,521,216)       (9,594,962)           (20,436)             9,599
   Contract charges............       (1,118,135)       (1,052,562)              (610)             (726)
   Transfers for contract
     benefits and
     terminations..............      (11,635,163)       (8,280,530)           (72,681)         (193,705)
                                 ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........      (15,932,565)      (16,878,538)           (93,218)         (184,326)
                                 ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..........       (5,441,103)        18,500,672           (75,956)         (210,994)
NET ASSETS:
   Beginning of year...........       147,932,755       129,432,083            482,012           693,006
                                 ----------------  ----------------  -----------------  ----------------
   End of year.................  $    142,491,652  $    147,932,755  $         406,056  $        482,012
                                 ================  ================  =================  ================


                                     FIDELITY VIP EQUITY-INCOME       FIDELITY VIP GROWTH OPPORTUNITIES
                                             SUB-ACCOUNT                         SUB-ACCOUNT
                                 ----------------------------------  -----------------------------------
                                       2014              2013              2014               2013
                                 ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $         74,386  $         45,576  $        (1,508)  $         (1,315)
   Net realized gains
     (losses)..................           178,535           447,050             2,435              6,058
   Change in unrealized
     gains (losses) on
     investments...............           161,627           798,810            12,219             31,463
                                 ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........           414,548         1,291,436            13,146             36,206
                                 ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            10,714            25,632             2,500                 --
   Net transfers (including
     fixed account)............           444,146           179,929             (361)           (15,520)
   Contract charges............          (19,520)          (18,366)             (104)              (129)
   Transfers for contract
     benefits and
     terminations..............         (588,511)         (527,633)           (3,373)            (2,977)
                                 ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........         (153,171)         (340,438)           (1,338)           (18,626)
                                 ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..........           261,377           950,998            11,808             17,580
NET ASSETS:
   Beginning of year...........         6,033,100         5,082,102           126,880            109,300
                                 ----------------  ----------------  ----------------  -----------------
   End of year.................  $      6,294,477  $      6,033,100  $        138,688  $         126,880
                                 ================  ================  ================  =================

                                          FTVIPT TEMPLETON
                                             FOREIGN VIP
                                             SUB-ACCOUNT
                                 ----------------------------------
                                       2014              2013
                                 ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        129,877  $        276,649
   Net realized gains
     (losses)..................           678,465           425,385
   Change in unrealized
     gains (losses) on
     investments...............       (4,188,097)         4,864,366
                                 ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........       (3,379,755)         5,566,400
                                 ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................           122,584           157,499
   Net transfers (including
     fixed account)............            25,952         (463,897)
   Contract charges............          (83,868)          (90,008)
   Transfers for contract
     benefits and
     terminations..............       (3,011,538)       (3,121,814)
                                 ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........       (2,946,870)       (3,518,220)
                                 ----------------  ----------------
     Net increase (decrease)
        in net assets..........       (6,326,625)         2,048,180
NET ASSETS:
   Beginning of year...........        30,101,114        28,052,934
                                 ----------------  ----------------
   End of year.................  $     23,774,489  $     30,101,114
                                 ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                           MIST ALLIANZ
                                                                                                         GLOBAL INVESTORS
                                                                       MIST ALLIANCEBERNSTEIN GLOBAL          DYNAMIC
                                  INVESCO V.I. INTERNATIONAL GROWTH         DYNAMIC ALLOCATION           MULTI-ASSET PLUS
                                             SUB-ACCOUNT                        SUB-ACCOUNT                 SUB-ACCOUNT
                                 ----------------------------------  ----------------------------------  ----------------
                                       2014              2013              2014              2013            2014 (a)
                                 ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        (2,799)  $       (22,265)  $        266,616  $         75,766  $           (41)
   Net realized gains
     (losses)..................           312,760           242,759           797,455           679,659               597
   Change in unrealized
     gains (losses) on
     investments...............         (371,667)           765,351           745,872         1,608,358               561
                                 ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........          (61,706)           985,845         1,809,943         2,363,783             1,117
                                 ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            16,503            18,558           374,180           668,511                --
   Net transfers (including
     fixed account)............           306,718           233,063         4,945,881         3,473,455           164,882
   Contract charges............          (18,773)          (19,604)         (281,105)         (233,655)             (197)
   Transfers for contract
     benefits and
     terminations..............         (812,609)         (918,764)       (1,228,246)         (682,012)             (612)
                                 ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........         (508,161)         (686,747)         3,810,710         3,226,299           164,073
                                 ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..........         (569,867)           299,098         5,620,653         5,590,082           165,190
NET ASSETS:
   Beginning of year...........         6,558,263         6,259,165        27,463,161        21,873,079                --
                                 ----------------  ----------------  ----------------  ----------------  ----------------
   End of year.................  $      5,988,396  $      6,558,263  $     33,083,814  $     27,463,161  $        165,190
                                 ================  ================  ================  ================  ================



                                         MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                         BALANCED ALLOCATION                   GROWTH ALLOCATION
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                 -----------------------------------  ----------------------------------
                                       2014               2013              2014              2013
                                 -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $       (826,413)  $      (504,314)  $    (1,482,578)  $    (1,336,914)
   Net realized gains
     (losses)..................         28,744,481        21,595,900        45,238,805        23,104,972
   Change in unrealized
     gains (losses) on
     investments...............       (17,077,711)        15,798,540      (31,548,405)        28,587,618
                                 -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........         10,840,357        36,890,126        12,207,822        50,355,676
                                 -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            340,616         1,212,531           976,339           500,867
   Net transfers (including
     fixed account)............          9,259,825       (7,319,294)        11,208,199       (2,920,195)
   Contract charges............        (2,478,682)       (2,255,799)       (2,551,053)       (2,362,897)
   Transfers for contract
     benefits and
     terminations..............       (14,231,661)      (13,503,951)      (14,585,517)      (13,777,227)
                                 -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........        (7,109,902)      (21,866,513)       (4,952,032)      (18,559,452)
                                 -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..........          3,730,455        15,023,613         7,255,790        31,796,224
NET ASSETS:
   Beginning of year...........        250,188,184       235,164,571       257,567,705       225,771,481
                                 -----------------  ----------------  ----------------  ----------------
   End of year.................  $     253,918,639  $    250,188,184  $    264,823,495  $    257,567,705
                                 =================  ================  ================  ================



                                                                              MIST AMERICAN FUNDS
                                     MIST AMERICAN FUNDS GROWTH               MODERATE ALLOCATION
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                 -----------------------------------  ----------------------------------
                                       2014               2013              2014              2013
                                 ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $      (310,974)  $       (317,617)  $      (156,838)  $        112,294
   Net realized gains
     (losses)..................         3,091,411          3,382,812        12,739,451        11,172,542
   Change in unrealized
     gains (losses) on
     investments...............         (842,561)          3,693,791       (7,326,802)         2,212,586
                                 ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........         1,937,876          6,758,986         5,255,811        13,497,422
                                 ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            35,665            128,099           435,055           387,979
   Net transfers (including
     fixed account)............         1,430,823          (974,001)         3,857,591       (8,727,361)
   Contract charges............         (271,323)          (240,073)       (1,234,985)       (1,244,900)
   Transfers for contract
     benefits and
     terminations..............       (1,755,073)        (1,756,950)       (8,151,277)      (10,202,089)
                                 ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........         (559,908)        (2,842,925)       (5,093,616)      (19,786,371)
                                 ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..........         1,377,968          3,916,061           162,195       (6,288,949)
NET ASSETS:
   Beginning of year...........        29,652,918         25,736,857       120,520,419       126,809,368
                                 ----------------  -----------------  ----------------  ----------------
   End of year.................  $     31,030,886  $      29,652,918  $    120,682,614  $    120,520,419
                                 ================  =================  ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                             MIST BLACKROCK
                                  MIST AQR GLOBAL RISK BALANCED        GLOBAL TACTICAL STRATEGIES
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $      (195,987)  $        149,421  $         19,207  $        143,441
   Net realized gains
     (losses).................             8,857           247,052         3,556,817         1,503,976
   Change in unrealized
     gains (losses) on
     investments..............           546,171       (1,503,984)         (706,291)         2,882,847
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           359,041       (1,107,511)         2,869,733         4,530,264
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            15,630            99,288           137,909           801,466
   Net transfers (including
     fixed account)...........         (798,299)           384,530         6,706,596        11,503,843
   Contract charges...........         (123,780)         (155,503)         (581,115)         (473,454)
   Transfers for contract
     benefits and
     terminations.............         (661,774)         (696,634)       (2,945,823)       (2,710,262)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (1,568,223)         (368,319)         3,317,567         9,121,593
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (1,209,182)       (1,475,830)         6,187,300        13,651,857
NET ASSETS:
   Beginning of year..........        14,540,600        16,016,430        58,089,937        44,438,080
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     13,331,418  $     14,540,600  $     64,277,237  $     58,089,937
                                ================  ================  ================  ================

                                         MIST BLACKROCK
                                           HIGH YIELD                MIST CLARION GLOBAL REAL ESTATE
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        764,709  $        833,208  $         41,469  $      2,150,527
   Net realized gains
     (losses).................           881,554           616,314          (58,437)         (324,916)
   Change in unrealized
     gains (losses) on
     investments..............       (1,295,309)         (181,934)         4,319,005       (1,020,469)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           350,954         1,267,588         4,302,037           805,142
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           106,217            88,643           135,806           137,245
   Net transfers (including
     fixed account)...........            26,774         1,281,118           771,267         1,662,004
   Contract charges...........         (107,615)         (116,116)         (166,574)         (168,758)
   Transfers for contract
     benefits and
     terminations.............       (1,635,393)       (1,501,711)       (4,330,851)       (3,599,195)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (1,610,017)         (248,066)       (3,590,352)       (1,968,704)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (1,259,063)         1,019,522           711,685       (1,163,562)
NET ASSETS:
   Beginning of year..........        17,263,570        16,244,048        38,352,561        39,516,123
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     16,004,507  $     17,263,570  $     39,064,246  $     38,352,561
                                ================  ================  ================  ================


                                MIST CLEARBRIDGE AGGRESSIVE GROWTH   MIST GOLDMAN SACHS MID CAP VALUE
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                -----------------------------------  ----------------------------------
                                      2014              2013               2014              2013
                                ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $    (1,555,071)  $     (1,184,773)  $      (224,678)  $      (152,789)
   Net realized gains
     (losses).................         9,587,615          5,254,385         4,189,001         1,319,903
   Change in unrealized
     gains (losses) on
     investments..............         9,115,804         28,494,295       (1,897,493)         3,772,355
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........        17,148,348         32,563,907         2,066,830         4,939,469
                                ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           367,376            249,687            67,093            30,495
   Net transfers (including
     fixed account)...........        10,722,732        (1,368,153)          (55,389)         (443,972)
   Contract charges...........         (422,427)          (347,251)          (82,948)          (83,810)
   Transfers for contract
     benefits and
     terminations.............      (10,834,777)        (8,690,461)       (2,563,125)       (1,872,506)
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (167,096)       (10,156,178)       (2,634,369)       (2,369,793)
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........        16,981,252         22,407,729         (567,539)         2,569,676
NET ASSETS:
   Beginning of year..........       101,728,824         79,321,095        19,638,139        17,068,463
                                ----------------  -----------------  ----------------  ----------------
   End of year................  $    118,710,076  $     101,728,824  $     19,070,600  $     19,638,139
                                ================  =================  ================  ================


                                 MIST HARRIS OAKMARK INTERNATIONAL
                                            SUB-ACCOUNT
                                -----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        491,745  $        529,960
   Net realized gains
     (losses).................         8,110,730         1,833,456
   Change in unrealized
     gains (losses) on
     investments..............      (13,760,779)        14,288,746
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........       (5,158,304)        16,652,162
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           115,558           192,165
   Net transfers (including
     fixed account)...........         3,134,370         1,807,599
   Contract charges...........         (335,361)         (328,352)
   Transfers for contract
     benefits and
     terminations.............       (7,506,659)       (6,239,448)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (4,592,092)       (4,568,036)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (9,750,396)        12,084,126
NET ASSETS:
   Beginning of year..........        72,879,342        60,795,216
                                ----------------  ----------------
   End of year................  $     63,128,946  $     72,879,342
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                           MIST INVESCO
                                     BALANCED-RISK ALLOCATION              MIST INVESCO COMSTOCK
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $      (259,422)  $      (298,226)  $      (159,380)   $        26,285
   Net realized gains
     (losses).................           937,210           241,466         5,739,660         3,243,609
   Change in unrealized
     gains (losses) on
     investments..............            49,535            28,016         4,397,569        30,821,728
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           727,323          (28,744)         9,977,849        34,091,622
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            67,407           221,822           889,439         1,112,181
   Net transfers (including
     fixed account)...........         (752,691)         2,482,249       (1,292,261)         1,551,821
   Contract charges...........         (174,152)         (188,666)         (661,823)         (602,828)
   Transfers for contract
     benefits and
     terminations.............       (1,235,440)       (1,225,379)      (12,318,737)      (10,189,892)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (2,094,876)         1,290,026      (13,383,382)       (8,128,718)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (1,367,553)         1,261,282       (3,405,533)        25,962,904
NET ASSETS:
   Beginning of year..........        19,667,126        18,405,844       130,402,734       104,439,830
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     18,299,573  $     19,667,126  $    126,997,201   $   130,402,734
                                ================  ================  ================  ================


                                   MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $    (1,427,075)  $      (902,353)  $      (885,610)  $      (727,499)
   Net realized gains
     (losses).................        39,178,965         2,802,789        10,100,664         5,731,374
   Change in unrealized
     gains (losses) on
     investments..............      (21,461,678)        48,920,722       (6,093,075)        11,841,418
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........        16,290,212        50,821,158         3,121,979        16,845,293
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................         1,079,121         1,095,938           211,473           156,924
   Net transfers (including
     fixed account)...........       (4,822,640)       (6,640,721)       (4,012,326)         1,634,040
   Contract charges...........         (752,209)         (755,153)         (223,856)         (222,057)
   Transfers for contract
     benefits and
     terminations.............      (23,946,291)      (21,888,781)       (5,150,111)       (5,290,947)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (28,442,019)      (28,188,717)       (9,174,820)       (3,722,040)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........      (12,151,807)        22,632,441       (6,052,841)        13,123,253
NET ASSETS:
   Beginning of year..........       210,304,023       187,671,582        59,587,334        46,464,081
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $    198,152,216  $    210,304,023  $     53,534,493  $     59,587,334
                                ================  ================  ================  ================

                                                                              MIST JPMORGAN
                                     MIST JPMORGAN CORE BOND            GLOBAL ACTIVE ALLOCATION
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ---------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       (21,227)  $      (184,853)  $        (1,859)  $      (89,706)
   Net realized gains
     (losses).................            37,926         1,463,868           474,692          259,191
   Change in unrealized
     gains (losses) on
     investments..............           418,376       (1,951,764)           163,520          627,553
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations........           435,075         (672,749)           636,353          797,038
                                ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             9,505            36,885            49,578          332,957
   Net transfers (including
     fixed account)...........         2,346,290       (2,413,631)         2,111,814        2,367,278
   Contract charges...........         (131,538)         (159,882)          (97,449)         (81,370)
   Transfers for contract
     benefits and
     terminations.............       (1,190,960)       (1,022,054)         (789,277)        (269,275)
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         1,033,297       (3,558,682)         1,274,666        2,349,590
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..........         1,468,372       (4,231,431)         1,911,019        3,146,628
NET ASSETS:
   Beginning of year..........        12,506,234        16,737,665        10,517,817        7,371,189
                                ----------------  ----------------  ----------------  ---------------
   End of year................  $     13,974,606  $     12,506,234  $     12,428,836  $    10,517,817
                                ================  ================  ================  ===============


                                  MIST JPMORGAN SMALL CAP VALUE
                                           SUB-ACCOUNT
                                --------------------------------
                                      2014             2013
                                ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       (2,393)  $      (36,696)
   Net realized gains
     (losses).................        1,440,125          426,468
   Change in unrealized
     gains (losses) on
     investments..............      (1,103,827)        2,016,956
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations........          333,905        2,406,728
                                ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................          105,549          144,887
   Net transfers (including
     fixed account)...........          253,908        (438,705)
   Contract charges...........         (60,631)         (57,706)
   Transfers for contract
     benefits and
     terminations.............        (840,832)        (442,324)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........        (542,006)        (793,848)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets..........        (208,101)        1,612,880
NET ASSETS:
   Beginning of year..........        9,530,735        7,917,855
                                ---------------  ---------------
   End of year................  $     9,322,634  $     9,530,735
                                ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                MIST LOOMIS SAYLES GLOBAL MARKETS    MIST LORD ABBETT BOND DEBENTURE
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $         55,798  $        108,595  $     10,055,698  $     13,403,077
   Net realized gains
     (losses).................           496,655           726,882         9,085,003         3,279,512
   Change in unrealized
     gains (losses) on
     investments..............         (296,654)         1,299,077      (10,865,295)         (991,494)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           255,799         2,134,554         8,275,406        15,691,095
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            96,656           233,011         1,412,713         1,146,012
   Net transfers (including
     fixed account)...........           792,874         (609,275)       (1,073,570)       (2,172,367)
   Contract charges...........         (119,999)         (114,781)         (795,569)         (851,511)
   Transfers for contract
     benefits and
     terminations.............       (1,645,429)       (1,423,422)      (29,170,042)      (29,989,841)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (875,898)       (1,914,467)      (29,626,468)      (31,867,707)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........         (620,099)           220,087      (21,351,062)      (16,176,612)
NET ASSETS:
   Beginning of year..........        15,197,549        14,977,462       236,290,033       252,466,645
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     14,577,450  $     15,197,549  $    214,938,971  $    236,290,033
                                ================  ================  ================  ================

                                         MIST MET/EATON               MIST MET/FRANKLIN LOW DURATION
                                       VANCE FLOATING RATE                     TOTAL RETURN
                                           SUB-ACCOUNT                          SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $         73,021  $         69,337  $        292,106  $         54,904
   Net realized gains
     (losses).................            25,657            32,113           (3,080)            16,310
   Change in unrealized
     gains (losses) on
     investments..............         (138,311)          (21,021)         (317,484)          (43,087)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........          (39,633)            80,429          (28,458)            28,127
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            34,702             3,022           212,558           910,966
   Net transfers (including
     fixed account)...........         (106,686)         1,944,025         6,043,206        11,532,199
   Contract charges...........          (25,962)          (25,417)         (220,462)         (150,046)
   Transfers for contract
     benefits and
     terminations.............         (638,752)         (555,741)       (3,105,044)       (2,350,066)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (736,698)         1,365,889         2,930,258         9,943,053
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........         (776,331)         1,446,318         2,901,800         9,971,180
NET ASSETS:
   Beginning of year..........         4,880,212         3,433,894        27,817,040        17,845,860
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $      4,103,881  $      4,880,212  $     30,718,840  $     27,817,040
                                ================  ================  ================  ================

                                        MIST MET/TEMPLETON                  MIST METLIFE ASSET
                                        INTERNATIONAL BOND                    ALLOCATION 100
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                -----------------------------------  ----------------------------------
                                      2014               2013              2014              2013
                                ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        192,967  $          53,472  $    (1,630,139)  $    (1,575,211)
   Net realized gains
     (losses).................          (14,347)             21,392        13,760,757         7,431,029
   Change in unrealized
     gains (losses) on
     investments..............         (164,409)           (75,084)       (5,330,053)        43,217,486
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........            14,211              (220)         6,800,565        49,073,304
                                ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            46,508            112,645           788,634         1,338,844
   Net transfers (including
     fixed account)...........          (64,848)            469,137       (9,141,571)         9,652,811
   Contract charges...........          (55,577)           (55,463)         (988,986)         (990,665)
   Transfers for contract
     benefits and
     terminations.............         (345,374)          (428,708)      (24,436,537)      (20,336,120)
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (419,291)             97,611      (33,778,460)      (10,335,130)
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........         (405,080)             97,391      (26,977,895)        38,738,174
NET ASSETS:
   Beginning of year..........         5,578,711          5,481,320       217,076,586       178,338,412
                                ----------------  -----------------  ----------------  ----------------
   End of year................  $      5,173,631  $       5,578,711  $    190,098,691  $    217,076,586
                                ================  =================  ================  ================


                                    MIST METLIFE BALANCED PLUS
                                            SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        973,008  $        248,742
   Net realized gains
     (losses).................        10,371,648         2,441,789
   Change in unrealized
     gains (losses) on
     investments..............       (1,068,248)         9,701,355
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........        10,276,408        12,391,886
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           604,721         1,509,097
   Net transfers (including
     fixed account)...........        10,599,640        25,689,084
   Contract charges...........       (1,110,254)         (879,933)
   Transfers for contract
     benefits and
     terminations.............       (6,051,973)       (2,826,956)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         4,042,134        23,491,292
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........        14,318,542        35,883,178
NET ASSETS:
   Beginning of year..........       116,669,137        80,785,959
                                ----------------  ----------------
   End of year................  $    130,987,679  $    116,669,137
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                            MIST METLIFE
                                      MULTI-INDEX TARGETED RISK          MIST METLIFE SMALL CAP VALUE
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                 -----------------------------------  -----------------------------------
                                       2014            2013 (b)              2014              2013
                                 ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $       (13,676)  $           (950)  $       (880,959)  $      (381,967)
   Net realized gains
     (losses)..................             6,596              6,795          5,166,165         2,139,900
   Change in unrealized
     gains (losses) on
     investments...............            67,067             15,751        (4,301,082)        12,668,658
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........            59,987             21,596           (15,876)        14,426,591
                                 ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            11,000             16,217            153,551            94,990
   Net transfers (including
     fixed account)............         1,263,487            712,961          (553,890)         1,026,215
   Contract charges............           (6,346)            (1,098)          (248,368)         (262,156)
   Transfers for contract
     benefits and
     terminations..............                --          (371,815)        (6,028,315)       (5,678,193)
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........         1,268,141            356,265        (6,677,022)       (4,819,144)
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..........         1,328,128            377,861        (6,692,898)         9,607,447
NET ASSETS:
   Beginning of year...........           377,861                 --         59,255,307        49,647,860
                                 ----------------  -----------------  -----------------  ----------------
   End of year.................  $      1,705,989  $         377,861  $      52,562,409  $     59,255,307
                                 ================  =================  =================  ================


                                             MIST MFS
                                      EMERGING MARKETS EQUITY          MIST MFS RESEARCH INTERNATIONAL
                                            SUB-ACCOUNT                          SUB-ACCOUNT
                                 ----------------------------------  ----------------------------------
                                       2014              2013              2014              2013
                                 ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $      (255,461)  $      (148,414)  $      1,237,542  $      1,695,572
   Net realized gains
     (losses)..................         (365,297)         (106,047)           525,696         (739,940)
   Change in unrealized
     gains (losses) on
     investments...............       (3,418,655)       (3,220,289)      (12,489,803)        21,259,599
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........       (4,039,413)       (3,474,750)      (10,726,565)        22,215,231
                                 ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................           273,250           451,625         1,000,508           911,365
   Net transfers (including
     fixed account)............       (3,784,632)        11,484,678         2,863,392       (2,178,495)
   Contract charges............         (320,775)         (320,562)         (488,313)         (499,783)
   Transfers for contract
     benefits and
     terminations..............       (4,211,605)       (5,032,865)      (13,909,511)      (12,763,098)
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........       (8,043,762)         6,582,876      (10,533,924)      (14,530,011)
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..........      (12,083,175)         3,108,126      (21,260,489)         7,685,220
NET ASSETS:
   Beginning of year...........        59,292,583        56,184,457       141,100,546       133,415,326
                                 ----------------  ----------------  ----------------  ----------------
   End of year.................  $     47,209,408  $     59,292,583  $    119,840,057  $    141,100,546
                                 ================  ================  ================  ================

                                                                                                                 MIST
                                         MIST MORGAN STANLEY                                                PANAGORA GLOBAL
                                           MID CAP GROWTH               MIST OPPENHEIMER GLOBAL EQUITY     DIVERSIFIED RISK
                                             SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                 -----------------------------------  ----------------------------------  -----------------
                                       2014              2013               2014              2013             2014 (a)
                                 ----------------  -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $      (761,070)  $       (299,295)  $       (14,810)  $         62,676  $           (249)
   Net realized gains
     (losses)..................         4,666,583          3,405,175         2,679,810           840,499              1,748
   Change in unrealized
     gains (losses) on
     investments...............       (3,909,127)         19,016,467       (2,035,878)         8,213,059            (2,721)
                                 ----------------  -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........           (3,614)         22,122,347           629,122         9,116,234            (1,222)
                                 ----------------  -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................           435,982            490,377           415,021           408,596                 --
   Net transfers (including
     fixed account)............       (1,451,176)        (3,417,223)           169,507        23,708,528             92,388
   Contract charges............         (283,613)          (277,366)         (252,309)         (202,603)               (66)
   Transfers for contract
     benefits and
     terminations..............       (7,981,909)        (6,130,487)       (4,842,969)       (3,820,874)                (2)
                                 ----------------  -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........       (9,280,716)        (9,334,699)       (4,510,750)        20,093,647             92,320
                                 ----------------  -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..........       (9,284,330)         12,787,648       (3,881,628)        29,209,881             91,098
NET ASSETS:
   Beginning of year...........        76,130,580         63,342,932        51,152,278        21,942,397                 --
                                 ----------------  -----------------  ----------------  ----------------  -----------------
   End of year.................  $     66,846,250  $      76,130,580  $     47,270,650  $     51,152,278  $          91,098
                                 ================  =================  ================  ================  =================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MIST PIMCO INFLATION
                                          PROTECTED BOND                  MIST PIMCO TOTAL RETURN
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                       2014              2013             2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        256,197  $        944,980  $      5,707,671  $     16,582,134
   Net realized gains
     (losses).................         (991,678)         5,797,375           956,244        12,506,099
   Change in unrealized
     gains (losses) on
     investments..............         2,532,632      (19,255,424)         7,841,358      (46,315,981)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         1,797,151      (12,513,069)        14,505,273      (17,227,748)
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           924,626           805,138         3,000,068         4,231,688
   Net transfers (including
     fixed account)...........       (1,000,516)         2,426,339      (16,485,181)         (712,856)
   Contract charges...........         (757,081)         (850,797)       (3,203,373)       (3,393,099)
   Transfers for contract
     benefits and
     terminations.............       (9,304,940)       (8,424,200)      (47,523,421)      (46,671,789)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (10,137,911)       (6,043,520)      (64,211,907)      (46,546,056)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (8,340,760)      (18,556,589)      (49,706,634)      (63,773,804)
NET ASSETS:
   Beginning of year..........       102,943,846       121,500,435       508,804,270       572,578,074
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     94,603,086  $    102,943,846  $    459,097,636  $    508,804,270
                                ================  ================  ================  ================


                                        MIST PIONEER FUND             MIST PIONEER STRATEGIC INCOME
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        450,218  $      1,934,211  $        633,626  $        525,122
   Net realized gains
     (losses).................        31,609,829         6,108,159           246,946           194,995
   Change in unrealized
     gains (losses) on
     investments..............      (23,145,529)        17,649,916         (356,441)         (641,291)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         8,914,518        25,692,286           524,131            78,826
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           753,938           679,652           119,502           234,042
   Net transfers (including
     fixed account)...........       (3,600,856)       (3,335,591)         2,241,562         2,918,462
   Contract charges...........         (275,394)         (279,399)          (97,588)          (86,896)
   Transfers for contract
     benefits and
     terminations.............      (11,774,881)      (10,312,377)       (1,369,085)       (1,139,453)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (14,897,193)      (13,247,715)           894,391         1,926,155
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (5,982,675)        12,444,571         1,418,522         2,004,981
NET ASSETS:
   Beginning of year..........        99,844,002        87,399,431        16,641,496        14,636,515
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     93,861,327  $     99,844,002  $     18,060,018  $     16,641,496
                                ================  ================  ================  ================


                                  MIST PYRAMIS GOVERNMENT INCOME         MIST PYRAMIS MANAGED RISK
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014             2013 (c)
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $         72,916  $         31,101  $       (86,695)  $         11,916
   Net realized gains
     (losses).................          (35,799)          (36,559)            69,346            68,549
   Change in unrealized
     gains (losses) on
     investments..............           252,141         (326,499)           369,924            82,837
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           289,258         (331,957)           352,575           163,302
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             4,246            69,300                --                --
   Net transfers (including
     fixed account)...........           594,993         (588,151)         2,425,320         3,448,561
   Contract charges...........          (41,625)          (51,887)          (40,004)          (11,166)
   Transfers for contract
     benefits and
     terminations.............         (407,247)         (523,331)         (380,018)          (42,662)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........           150,367       (1,094,069)         2,005,298         3,394,733
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........           439,625       (1,426,026)         2,357,873         3,558,035
NET ASSETS:
   Beginning of year..........         4,570,971         5,996,997         3,558,035                --
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $      5,010,596  $      4,570,971  $      5,915,908  $      3,558,035
                                ================  ================  ================  ================


                                MIST SCHRODERS GLOBAL MULTI-ASSET
                                           SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $          (827)  $      (100,602)
   Net realized gains
     (losses).................           467,670            95,857
   Change in unrealized
     gains (losses) on
     investments..............           109,832           649,309
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           576,675           644,564
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             5,680           234,324
   Net transfers (including
     fixed account)...........           141,749         3,869,180
   Contract charges...........          (81,084)          (64,902)
   Transfers for contract
     benefits and
     terminations.............         (477,890)         (375,716)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (411,545)         3,662,886
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........           165,130         4,307,450
NET ASSETS:
   Beginning of year..........         9,704,669         5,397,219
                                ----------------  ----------------
   End of year................  $      9,869,799  $      9,704,669
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                  MIST SSGA GROWTH AND INCOME ETF          MIST SSGA GROWTH ETF
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013               2014             2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $      1,784,607  $      2,162,631  $        239,767  $        320,208
   Net realized gains
     (losses).................        12,276,235         6,192,450         4,857,902         3,293,604
   Change in unrealized
     gains (losses) on
     investments..............       (6,564,620)         9,798,640       (2,905,732)         4,682,523
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         7,496,222        18,153,721         2,191,937         8,296,335
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           702,269         1,238,245           210,067           461,726
   Net transfers (including
     fixed account)...........         (327,110)       (3,285,782)         2,479,363         2,759,800
   Contract charges...........       (1,401,550)       (1,386,415)         (443,210)         (394,751)
   Transfers for contract
     benefits and
     terminations.............      (13,262,591)       (8,684,391)       (6,391,223)       (3,064,348)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (14,288,982)      (12,118,343)       (4,145,003)         (237,573)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (6,792,760)         6,035,378       (1,953,066)         8,058,762
NET ASSETS:
   Beginning of year..........       168,487,815       162,452,437        58,808,947        50,750,185
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $    161,695,055  $    168,487,815  $     56,855,881  $     58,808,947
                                ================  ================  ================  ================


                                MIST T. ROWE PRICE LARGE CAP VALUE    MIST T. ROWE PRICE MID CAP GROWTH
                                            SUB-ACCOUNT                          SUB-ACCOUNT
                                -----------------------------------  -----------------------------------
                                       2014              2013              2014              2013
                                 ----------------  ---------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................   $        526,343  $     1,888,397   $    (1,290,670)  $    (1,078,899)
   Net realized gains
     (losses).................         34,042,595       18,386,497         12,578,159         7,052,512
   Change in unrealized
     gains (losses) on
     investments..............         38,037,637      155,015,468        (2,825,058)        17,372,198
                                 ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         72,606,575      175,290,362          8,462,431        23,345,811
                                 ----------------  ---------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................          3,595,499        3,223,343            170,575           192,465
   Net transfers (including
     fixed account)...........       (16,849,259)     (24,078,380)        (4,203,356)           931,039
   Contract charges...........        (1,755,410)      (1,762,392)          (375,801)         (379,268)
   Transfers for contract
     benefits and
     terminations.............       (81,670,358)     (77,733,473)        (8,619,286)       (8,019,554)
                                 ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (96,679,528)    (100,350,902)       (13,027,868)       (7,275,318)
                                 ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (24,072,953)       74,939,460        (4,565,437)        16,070,493
NET ASSETS:
   Beginning of year..........        661,694,916      586,755,456         86,470,627        70,400,134
                                 ----------------  ---------------   ----------------  ----------------
   End of year................   $    637,621,963  $   661,694,916   $     81,905,190  $     86,470,627
                                 ================  ===============   ================  ================

                                                                           MSF BAILLIE GIFFORD
                                    MIST WMC LARGE CAP RESEARCH            INTERNATIONAL STOCK
                                            SUB-ACCOUNT                        SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       (12,501)  $         21,909  $       (56,335)  $      (147,695)
   Net realized gains
     (losses).................           489,502           357,801            98,238          (45,289)
   Change in unrealized
     gains (losses) on
     investments..............           434,852         1,681,665         (976,258)         2,223,929
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           911,853         2,061,375         (934,355)         2,030,945
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           101,797           180,710            47,880            47,827
   Net transfers (including
     fixed account)...........         (617,434)         (604,610)         1,319,067        13,267,324
   Contract charges...........          (58,067)          (55,673)         (161,876)         (122,929)
   Transfers for contract
     benefits and
     terminations.............         (371,563)         (311,478)       (1,358,238)       (1,195,571)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (945,267)         (791,051)         (153,167)        11,996,651
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........          (33,414)         1,270,324       (1,087,522)        14,027,596
NET ASSETS:
   Beginning of year..........         7,879,461         6,609,137        19,482,882         5,455,286
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $      7,846,047  $      7,879,461  $     18,395,360  $     19,482,882
                                ================  ================  ================  ================

                                     MSF BARCLAYS AGGREGATE
                                           BOND INDEX
                                           SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $         45,184  $         43,669
   Net realized gains
     (losses).................           (5,716)          (39,211)
   Change in unrealized
     gains (losses) on
     investments..............           107,404         (131,964)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           146,872         (127,506)
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            15,299            45,965
   Net transfers (including
     fixed account)...........         1,609,749           501,057
   Contract charges...........          (31,893)          (21,222)
   Transfers for contract
     benefits and
     terminations.............         (217,627)         (177,129)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         1,375,528           348,671
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........         1,522,400           221,165
NET ASSETS:
   Beginning of year..........         3,330,462         3,109,297
                                ----------------  ----------------
   End of year................  $      4,852,862  $      3,330,462
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                     MSF BLACKROCK BOND INCOME      MSF BLACKROCK CAPITAL APPRECIATION
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  -----------------------------------
                                       2014              2013             2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $      2,194,373  $      2,618,659  $      (129,914)  $       (42,934)
   Net realized gains
     (losses).................           165,354         2,435,742           928,788           622,643
   Change in unrealized
     gains (losses) on
     investments..............         3,019,349       (6,914,788)          (22,620)         2,451,903
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         5,379,076       (1,860,387)           776,254         3,031,612
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           772,317         1,176,445            39,458            75,601
   Net transfers (including
     fixed account)...........         6,991,164         8,342,784         (453,839)         (190,804)
   Contract charges...........         (667,120)         (612,520)          (38,087)          (37,783)
   Transfers for contract
     benefits and
     terminations.............       (8,750,281)       (6,860,769)       (1,198,677)         (999,064)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (1,653,920)         2,045,940       (1,651,145)       (1,152,050)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........         3,725,156           185,553         (874,891)         1,879,562
NET ASSETS:
   Beginning of year..........        93,928,276        93,742,723        11,748,732         9,869,170
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     97,653,432  $     93,928,276  $     10,873,841  $     11,748,732
                                ================  ================  ================  ================


                                   MSF BLACKROCK MONEY MARKET          MSF FRONTIER MID CAP GROWTH
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014            2013 (c)
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $    (1,379,478)  $    (1,606,253)  $      (167,115)  $      (113,889)
   Net realized gains
     (losses).................                --                --         1,210,465           111,302
   Change in unrealized
     gains (losses) on
     investments..............                --                --         (182,874)         1,787,082
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........       (1,379,478)       (1,606,253)           860,476         1,784,495
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           882,579         1,158,969            27,332            19,407
   Net transfers (including
     fixed account)...........        16,690,364        19,196,658         (506,721)         9,264,140
   Contract charges...........         (702,102)         (774,547)          (55,335)          (40,609)
   Transfers for contract
     benefits and
     terminations.............      (33,542,364)      (38,424,992)         (966,643)         (666,778)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (16,671,523)      (18,843,912)       (1,501,367)         8,576,160
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........      (18,051,001)      (20,450,165)         (640,891)        10,360,655
NET ASSETS:
   Beginning of year..........        97,827,704       118,277,869        10,360,655                --
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     79,776,703  $     97,827,704  $      9,719,764  $     10,360,655
                                ================  ================  ================  ================

                                                                             MSF LOOMIS SAYLES
                                        MSF JENNISON GROWTH                  SMALL CAP GROWTH
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014               2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $    (2,094,839)  $    (1,740,862)  $      (195,393)  $      (197,866)
   Net realized gains
     (losses).................        13,871,898         4,241,445         3,032,779         1,235,848
   Change in unrealized
     gains (losses) on
     investments..............       (2,046,864)        38,020,336       (2,916,364)         5,362,656
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         9,730,195        40,520,919          (78,978)         6,400,638
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           480,472           614,388            99,747            93,646
   Net transfers (including
     fixed account)...........       (4,241,291)       (1,834,515)          (59,532)         (475,171)
   Contract charges...........         (570,987)         (552,882)          (80,208)          (79,032)
   Transfers for contract
     benefits and
     terminations.............      (15,947,164)      (14,176,634)       (2,042,367)       (2,054,275)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (20,278,970)      (15,949,643)       (2,082,360)       (2,514,832)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........      (10,548,775)        24,571,276       (2,161,338)         3,885,806
NET ASSETS:
   Beginning of year..........       148,420,105       123,848,829        18,599,238        14,713,432
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $    137,871,330  $    148,420,105  $     16,437,900  $     18,599,238
                                ================  ================  ================  ================


                                  MSF MET/ARTISAN MID CAP VALUE
                                           SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $      (516,301)  $      (407,360)
   Net realized gains
     (losses).................         1,227,467           486,945
   Change in unrealized
     gains (losses) on
     investments..............         (701,669)        12,204,394
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........             9,497        12,283,979
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           140,161            70,991
   Net transfers (including
     fixed account)...........         (679,867)         1,631,499
   Contract charges...........         (185,802)         (187,703)
   Transfers for contract
     benefits and
     terminations.............       (4,903,120)       (4,237,454)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (5,628,628)       (2,722,667)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (5,619,131)         9,561,312
NET ASSETS:
   Beginning of year..........        46,665,594        37,104,282
                                ----------------  ----------------
   End of year................  $     41,046,463  $     46,665,594
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                  MSF MET/DIMENSIONAL INTERNATIONAL     MSF METLIFE ASSET   MSF METLIFE ASSET  MSF METLIFE ASSET
                                            SMALL COMPANY                 ALLOCATION 20       ALLOCATION 40      ALLOCATION 60
                                             SUB-ACCOUNT                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                 ------------------------------------  ------------------  ------------------  -----------------
                                       2014               2013              2014 (a)            2014 (a)           2014 (a)
                                 -----------------  -----------------  ------------------  ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $          25,453  $           2,779  $        (45,594)   $    (11,731,546)   $    (23,003,709)
   Net realized gains
     (losses)..................            208,042             92,170             10,244           3,392,280           6,453,981
   Change in unrealized
     gains (losses) on
     investments...............          (529,530)            621,901             88,287          46,153,818         117,617,432
                                 -----------------  -----------------  ------------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........          (296,035)            716,850             52,937          37,814,552         101,067,704
                                 -----------------  -----------------  ------------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................             59,583             10,738            191,940           4,144,770           8,465,312
   Net transfers (including
     fixed account)............            291,025            982,252          6,588,043       1,316,222,826       2,775,713,502
   Contract charges............           (24,722)           (18,004)           (24,947)         (6,720,423)        (14,895,704)
   Transfers for contract
     benefits and
     terminations..............          (380,541)          (143,113)          (298,851)        (82,600,830)       (173,879,835)
                                 -----------------  -----------------  ------------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........           (54,655)            831,873          6,456,185       1,231,046,343       2,595,403,275
                                 -----------------  -----------------  ------------------  ------------------  -----------------
     Net increase (decrease)
        in net assets..........          (350,690)          1,548,723          6,509,122       1,268,860,895       2,696,470,979
NET ASSETS:
   Beginning of year...........          3,758,039          2,209,316                 --                  --                  --
                                 -----------------  -----------------  ------------------  ------------------  -----------------
   End of year.................  $       3,407,349  $       3,758,039  $       6,509,122   $   1,268,860,895   $   2,696,470,979
                                 =================  =================  ==================  ==================  =================

                                  MSF METLIFE ASSET
                                    ALLOCATION 80       MSF METLIFE MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX
                                     SUB-ACCOUNT                  SUB-ACCOUNT                          SUB-ACCOUNT
                                 ------------------  ------------------------------------  ------------------------------------
                                      2014 (a)              2014              2013               2014               2013
                                 ------------------  -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $    (18,274,184)   $        (48,191)  $        (30,164)  $        (69,032)  $         (4,877)
   Net realized gains
     (losses)..................          5,986,736             438,226            270,306          2,973,562          1,802,388
   Change in unrealized
     gains (losses) on
     investments...............         87,045,272             (7,639)            678,992          1,642,182          8,303,585
                                 ------------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........         74,757,824             382,396            919,134          4,546,712         10,101,096
                                 ------------------  -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................          5,307,100                  --             47,692             59,127            241,420
   Net transfers (including
     fixed account)............      1,856,515,039           1,057,638            640,383          2,294,016            608,964
   Contract charges............        (9,483,492)            (27,172)           (20,278)          (191,363)          (180,525)
   Transfers for contract
     benefits and
     terminations..............      (125,996,543)           (218,897)          (163,944)        (4,332,990)        (3,088,336)
                                 ------------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........      1,726,342,104             811,569            503,853        (2,171,210)        (2,418,477)
                                 ------------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..........      1,801,099,928           1,193,965          1,422,987          2,375,502          7,682,619
NET ASSETS:
   Beginning of year...........                 --           4,308,813          2,885,826         42,940,270         35,257,651
                                 ------------------  -----------------  -----------------  -----------------  -----------------
   End of year.................  $   1,801,099,928   $       5,502,778  $       4,308,813  $      45,315,772  $      42,940,270
                                 ==================  =================  =================  =================  =================


                                        MSF MFS TOTAL RETURN                      MSF MFS VALUE
                                             SUB-ACCOUNT                           SUB-ACCOUNT
                                 ------------------------------------  ----------------------------------
                                       2014               2013               2014              2013
                                 -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $       1,296,785  $       1,527,946  $      1,161,971  $      (422,135)
   Net realized gains
     (losses)..................          2,741,270          1,634,403        14,801,857         4,891,701
   Change in unrealized
     gains (losses) on
     investments...............          3,340,335         13,776,442         1,615,852        34,235,330
                                 -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........          7,378,390         16,938,791        17,579,680        38,704,896
                                 -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            840,829            746,671         1,736,335         1,815,827
   Net transfers (including
     fixed account)............            501,694        (1,737,239)       (9,422,505)       116,840,915
   Contract charges............          (487,092)          (474,363)       (1,396,361)         (964,614)
   Transfers for contract
     benefits and
     terminations..............       (12,508,199)       (10,526,527)      (15,634,410)       (8,143,659)
                                 -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........       (11,652,768)       (11,991,458)      (24,716,941)       109,548,469
                                 -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..........        (4,274,378)          4,947,333       (7,137,261)       148,253,365
NET ASSETS:
   Beginning of year...........        106,290,336        101,343,003       199,810,139        51,556,774
                                 -----------------  -----------------  ----------------  ----------------
   End of year.................  $     102,015,958  $     106,290,336  $    192,672,878  $    199,810,139
                                 =================  =================  ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                        MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $         11,474  $         14,226  $      (539,342)  $      (457,979)
   Net realized gains
     (losses).................            37,576            66,296         1,266,728           676,206
   Change in unrealized
     gains (losses) on
     investments..............         (269,308)           212,770       (1,636,960)        10,963,148
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         (220,258)           293,292         (909,574)        11,181,375
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................               453            49,653           220,877           138,015
   Net transfers (including
     fixed account)...........         1,138,304           337,165         (444,455)        41,438,782
   Contract charges...........          (17,303)          (10,630)         (189,999)         (127,565)
   Transfers for contract
     benefits and
     terminations.............         (323,317)         (122,567)       (4,528,395)       (2,809,390)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........           798,137           253,621       (4,941,972)        38,639,842
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........           577,879           546,913       (5,851,546)        49,821,217
NET ASSETS:
   Beginning of year..........         1,975,130         1,428,217        51,389,551         1,568,334
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $      2,553,009  $      1,975,130  $     45,538,005  $     51,389,551
                                ================  ================  ================  ================


                                     MSF RUSSELL 2000 INDEX         MSF T. ROWE PRICE LARGE CAP GROWTH
                                           SUB-ACCOUNT                          SUB-ACCOUNT
                                ----------------------------------  -----------------------------------
                                      2014              2013               2014              2013
                                ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       (38,210)  $       (22,934)   $      (974,945)  $      (862,504)
   Net realized gains
     (losses).................           399,212           168,240          8,669,039         4,832,780
   Change in unrealized
     gains (losses) on
     investments..............         (207,370)           857,104        (3,126,532)        15,737,023
                                ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           153,632         1,002,410          4,567,562        19,707,299
                                ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             6,453           107,993            402,463           168,580
   Net transfers (including
     fixed account)...........           496,959         1,947,760          (266,047)        11,742,592
   Contract charges...........          (28,908)          (18,330)          (250,060)         (207,086)
   Transfers for contract
     benefits and
     terminations.............         (450,653)         (184,549)        (7,623,070)       (6,938,278)
                                ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........            23,851         1,852,874        (7,736,714)         4,765,808
                                ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..........           177,483         2,855,284        (3,169,152)        24,473,107
NET ASSETS:
   Beginning of year..........         5,051,812         2,196,528         69,174,300        44,701,193
                                ----------------  ----------------   ----------------  ----------------
   End of year................  $      5,229,295  $      5,051,812   $     66,005,148  $     69,174,300
                                ================  ================   ================  ================

                                                                         MSF VAN ECK GLOBAL NATURAL
                                MSF T. ROWE PRICE SMALL CAP GROWTH                RESOURCES
                                            SUB-ACCOUNT                          SUB-ACCOUNT
                                -----------------------------------  ----------------------------------
                                       2014              2013              2014              2013
                                 ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................   $      (168,410)  $      (139,724)  $       (33,547)  $       (18,869)
   Net realized gains
     (losses).................          1,649,647         1,401,784            80,666         (155,834)
   Change in unrealized
     gains (losses) on
     investments..............          (898,328)         2,766,639         (918,083)           651,165
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........            582,909         4,028,699         (870,964)           476,462
                                 ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             32,897            23,238            33,410            28,007
   Net transfers (including
     fixed account)...........          (694,440)           184,230           680,942         (431,277)
   Contract charges...........           (28,465)          (29,571)          (46,205)          (46,646)
   Transfers for contract
     benefits and
     terminations.............          (928,322)       (1,631,450)         (256,432)         (324,390)
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........        (1,618,330)       (1,453,553)           411,715         (774,306)
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........        (1,035,421)         2,575,146         (459,249)         (297,844)
NET ASSETS:
   Beginning of year..........         12,760,475        10,185,329         4,673,270         4,971,114
                                 ----------------  ----------------  ----------------  ----------------
   End of year................   $     11,725,054  $     12,760,475  $      4,214,021  $      4,673,270
                                 ================  ================  ================  ================

                                   MSF WESTERN ASSET MANAGEMENT
                                   STRATEGIC BOND OPPORTUNITIES
                                            SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        277,596  $        247,044
   Net realized gains
     (losses).................            94,178           335,486
   Change in unrealized
     gains (losses) on
     investments..............         (107,925)         (619,172)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           263,849          (36,642)
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             7,528             8,440
   Net transfers (including
     fixed account)...........         1,039,149       (2,890,763)
   Contract charges...........          (25,999)          (26,196)
   Transfers for contract
     benefits and
     terminations.............         (526,307)         (530,404)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........           494,371       (3,438,923)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........           758,220       (3,475,565)
NET ASSETS:
   Beginning of year..........         6,673,488        10,149,053
                                ----------------  ----------------
   End of year................  $      7,431,708  $      6,673,488
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                  MSF WESTERN ASSET MANAGEMENT               MSF WMC CORE
                                         U.S. GOVERNMENT                 EQUITY OPPORTUNITIES
                                           SUB-ACCOUNT                        SUB-ACCOUNT
                                ---------------------------------  ----------------------------------
                                      2014              2013             2014              2013
                                ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $          4,913  $        44,133  $    (1,811,697)  $      (300,175)
   Net realized gains
     (losses).................           (1,480)           18,328        30,613,610        12,961,320
   Change in unrealized
     gains (losses) on
     investments..............            59,929        (329,701)      (10,562,213)        46,955,909
                                ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........            63,362        (267,240)        18,239,700        59,617,054
                                ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            62,699           31,260           649,685         1,236,542
   Net transfers (including
     fixed account)...........         (227,444)      (3,442,106)       (9,423,541)       (5,999,050)
   Contract charges...........          (49,753)         (89,101)       (1,066,121)       (1,070,903)
   Transfers for contract
     benefits and
     terminations.............       (1,229,916)        (635,578)      (24,621,015)      (21,697,716)
                                ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (1,444,414)      (4,135,525)      (34,460,992)      (27,531,127)
                                ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (1,381,052)      (4,402,765)      (16,221,292)        32,085,927
NET ASSETS:
   Beginning of year..........         7,630,915       12,033,680       231,721,832       199,635,905
                                ----------------  ---------------  ----------------  ----------------
   End of year................  $      6,249,863  $     7,630,915  $    215,500,540  $    231,721,832
                                ================  ===============  ================  ================


                                       PIMCO VIT HIGH YIELD              PIMCO VIT LOW DURATION
                                            SUB-ACCOUNT                        SUB-ACCOUNT
                                ----------------------------------  ---------------------------------
                                      2014              2013              2014             2013
                                ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        265,397  $        311,983  $       (36,120)  $       (5,478)
   Net realized gains
     (losses).................            98,338           128,731            32,947           94,642
   Change in unrealized
     gains (losses) on
     investments..............         (228,246)         (124,190)          (55,569)        (272,620)
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations........           135,489           316,524          (58,742)        (183,456)
                                ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            19,131             8,911            55,381            1,500
   Net transfers (including
     fixed account)...........         (122,345)         (483,985)            46,928        (753,067)
   Contract charges...........          (27,590)          (32,552)          (37,905)         (47,439)
   Transfers for contract
     benefits and
     terminations.............         (871,958)         (867,025)         (613,566)      (1,410,959)
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (1,002,762)       (1,374,651)         (549,162)      (2,209,965)
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..........         (867,273)       (1,058,127)         (607,904)      (2,393,421)
NET ASSETS:
   Beginning of year..........         7,251,876         8,310,003         9,300,726       11,694,147
                                ----------------  ----------------  ----------------  ---------------
   End of year................  $      6,384,603  $      7,251,876  $      8,692,822  $     9,300,726
                                ================  ================  ================  ===============


                                     PUTNAM VT EQUITY INCOME           PUTNAM VT MULTI-CAP GROWTH
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ---------------------------------  ----------------------------------
                                     2014              2013              2014              2013
                                ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       203,057  $        260,267  $       (20,559)  $       (15,752)
   Net realized gains
     (losses).................        1,866,886         1,187,492           285,228           127,321
   Change in unrealized
     gains (losses) on
     investments..............          794,179         5,626,689           (7,854)           570,168
                                ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........        2,864,122         7,074,448           256,815           681,737
                                ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................          104,556               334            31,595            31,300
   Net transfers (including
     fixed account)...........        (370,305)         (782,300)         (240,192)         (156,321)
   Contract charges...........         (64,318)          (68,212)           (1,308)           (1,302)
   Transfers for contract
     benefits and
     terminations.............      (4,263,986)       (3,667,255)         (370,067)         (291,750)
                                ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (4,594,053)       (4,517,433)         (579,972)         (418,073)
                                ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........      (1,729,931)         2,557,015         (323,157)           263,664
NET ASSETS:
   Beginning of year..........       27,161,854        24,604,839         2,459,478         2,195,814
                                ---------------  ----------------  ----------------  ----------------
   End of year................  $    25,431,923  $     27,161,854  $      2,136,321  $      2,459,478
                                ===============  ================  ================  ================


                                    RUSSELL AGGRESSIVE EQUITY
                                           SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       (17,543)  $       (15,441)
   Net realized gains
     (losses).................           170,780           184,427
   Change in unrealized
     gains (losses) on
     investments..............         (151,869)           339,515
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........             1,368           508,501
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................               125             7,877
   Net transfers (including
     fixed account)...........            39,788         (101,699)
   Contract charges...........             (446)             (508)
   Transfers for contract
     benefits and
     terminations.............         (125,781)         (365,236)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........          (86,314)         (459,566)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........          (84,946)            48,935
NET ASSETS:
   Beginning of year..........         1,617,960         1,569,025
                                ----------------  ----------------
   End of year................  $      1,533,014  $      1,617,960
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                          RUSSELL CORE BOND            RUSSELL GLOBAL REAL ESTATE SECURITIES
                                             SUB-ACCOUNT                            SUB-ACCOUNT
                                 ------------------------------------  --------------------------------------
                                       2014               2013                2014               2013
                                 -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $          10,870  $             936   $          18,309  $          28,064
   Net realized gains
     (losses)..................            154,057            105,775              49,649             56,694
   Change in unrealized
     gains (losses) on
     investments...............             97,689          (316,686)              58,154           (53,084)
                                 -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........            262,616          (209,975)             126,112             31,674
                                 -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................              3,324              3,080                 125                116
   Net transfers (including
     fixed account)............           (92,926)            246,498              16,477             15,404
   Contract charges............            (1,426)            (1,736)               (168)              (208)
   Transfers for contract
     benefits and
     terminations..............          (571,916)        (1,923,479)           (101,930)          (250,890)
                                 -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........          (662,944)        (1,675,637)            (85,496)          (235,578)
                                 -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets..........          (400,328)        (1,885,612)              40,616          (203,904)
NET ASSETS:
   Beginning of year...........          6,859,528          8,745,140             983,391          1,187,295
                                 -----------------  -----------------   -----------------  -----------------
   End of year.................  $       6,459,200  $       6,859,528   $       1,024,007  $         983,391
                                 =================  =================   =================  =================

                                     RUSSELL MULTI-STYLE EQUITY                  RUSSELL NON-U.S.
                                             SUB-ACCOUNT                            SUB-ACCOUNT
                                 ------------------------------------  ------------------------------------
                                       2014               2013               2014                2013
                                 -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        (18,853)  $        (13,110)  $          18,865  $          23,160
   Net realized gains
     (losses)..................          1,347,515            858,026             29,254           (14,344)
   Change in unrealized
     gains (losses) on
     investments...............          (516,811)          1,407,178          (238,963)            634,307
                                 -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........            811,851          2,252,094          (190,844)            643,123
                                 -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................                749             46,751                333              1,818
   Net transfers (including
     fixed account)............           (55,582)          (164,837)             16,136           (49,970)
   Contract charges............            (2,181)            (2,523)              (896)            (1,049)
   Transfers for contract
     benefits and
     terminations..............          (648,792)        (2,002,389)          (247,944)          (854,780)
                                 -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........          (705,806)        (2,122,998)          (232,371)          (903,981)
                                 -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..........            106,045            129,096          (423,215)          (260,858)
NET ASSETS:
   Beginning of year...........          8,492,111          8,363,015          3,509,294          3,770,152
                                 -----------------  -----------------  -----------------  -----------------
   End of year.................  $       8,598,156  $       8,492,111  $       3,086,079  $       3,509,294
                                 =================  =================  =================  =================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors Insurance Company ("MLI-MO") on February 24, 1987 to support operations of MLI-MO with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-MO merged into MetLife Insurance Company of Connecticut, which subsequently changed its name to MetLife Insurance Company USA and its state of domicile to Delaware, and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         PIMCO Variable Insurance Trust ("PIMCO VIT")
Deutsche Variable Series II ("Deutsche II")                Putnam Variable Trust ("Putnam VT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Russell Investment Funds ("Russell")
Franklin Templeton Variable Insurance Products Trust
   ("FTVIPT")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2014:

American Funds Global Growth Sub-Account                 MIST American Funds Growth Allocation
American Funds Global Small Capitalization                  Sub-Account
   Sub-Account                                           MIST American Funds Growth Sub-Account
American Funds Growth Sub-Account                        MIST American Funds Moderate Allocation
Deutsche II Government & Agency Securities                  Sub-Account
   Sub-Account                                           MIST AQR Global Risk Balanced Sub-Account
Fidelity VIP Equity-Income Sub-Account (a)               MIST BlackRock Global Tactical Strategies
Fidelity VIP Growth Opportunities Sub-Account               Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account (a)             MIST BlackRock High Yield Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Clarion Global Real Estate Sub-Account (a)
MIST AllianceBernstein Global Dynamic Allocation         MIST ClearBridge Aggressive Growth Sub-Account (a)
   Sub-Account                                           MIST Goldman Sachs Mid Cap Value Sub-Account
MIST Allianz Global Investors Dynamic Multi-Asset        MIST Harris Oakmark International Sub-Account
   Plus Sub-Account (b)                                  MIST Invesco Balanced-Risk Allocation Sub-Account
MIST American Funds Balanced Allocation                  MIST Invesco Comstock Sub-Account
   Sub-Account                                           MIST Invesco Mid Cap Value Sub-Account (a)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST Invesco Small Cap Growth Sub-Account (a)            MSF BlackRock Bond Income Sub-Account (a)
MIST JPMorgan Core Bond Sub-Account                      MSF BlackRock Capital Appreciation Sub-Account
MIST JPMorgan Global Active Allocation                   MSF BlackRock Money Market Sub-Account (a)
   Sub-Account                                           MSF Frontier Mid Cap Growth Sub-Account
MIST JPMorgan Small Cap Value Sub-Account                MSF Jennison Growth Sub-Account (a)
MIST Loomis Sayles Global Markets Sub-Account            MSF Loomis Sayles Small Cap Growth Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account (a)          MSF Met/Artisan Mid Cap Value Sub-Account
MIST Met/Eaton Vance Floating Rate Sub-Account           MSF Met/Dimensional International Small Company
MIST Met/Franklin Low Duration Total Return                Sub-Account
   Sub-Account                                           MSF MetLife Asset Allocation 20 Sub-Account (b)
MIST Met/Templeton International Bond Sub-Account        MSF MetLife Asset Allocation 40 Sub-Account (b)
MIST MetLife Asset Allocation 100 Sub-Account            MSF MetLife Asset Allocation 60 Sub-Account (b)
MIST MetLife Balanced Plus Sub-Account                   MSF MetLife Asset Allocation 80 Sub-Account (b)
MIST MetLife Multi-Index Targeted Risk                   MSF MetLife Mid Cap Stock Index Sub-Account
   Sub-Account                                           MSF MetLife Stock Index Sub-Account (a)
MIST MetLife Small Cap Value Sub-Account (a)             MSF MFS Total Return Sub-Account (a)
MIST MFS Emerging Markets Equity Sub-Account (a)         MSF MFS Value Sub-Account
MIST MFS Research International Sub-Account (a)          MSF MSCI EAFE Index Sub-Account
MIST Morgan Stanley Mid Cap Growth                       MSF Neuberger Berman Genesis Sub-Account (a)
   Sub-Account (a)                                       MSF Russell 2000 Index Sub-Account
MIST Oppenheimer Global Equity Sub-Account (a)           MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST PanAgora Global Diversified Risk                    MSF T. Rowe Price Small Cap Growth Sub-Account (a)
   Sub-Account (b)                                       MSF Van Eck Global Natural Resources Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account          MSF Western Asset Management Strategic Bond
MIST PIMCO Total Return Sub-Account (a)                    Opportunities Sub-Account (a)
MIST Pioneer Fund Sub-Account (a)                        MSF Western Asset Management U.S. Government
MIST Pioneer Strategic Income Sub-Account (a)              Sub-Account
MIST Pyramis Government Income Sub-Account               MSF WMC Core Equity Opportunities
MIST Pyramis Managed Risk Sub-Account                      Sub-Account (a)
MIST Schroders Global Multi-Asset Sub-Account            PIMCO VIT High Yield Sub-Account
MIST SSgA Growth and Income ETF Sub-Account              PIMCO VIT Low Duration Sub-Account
MIST SSgA Growth ETF Sub-Account                         Putnam VT Equity Income Sub-Account
MIST T. Rowe Price Large Cap Value Sub-Account (a)       Putnam VT Multi-Cap Growth Sub-Account (a)
MIST T. Rowe Price Mid Cap Growth Sub-Account (a)        Russell Aggressive Equity Sub-Account
MIST WMC Large Cap Research Sub-Account                  Russell Core Bond Sub-Account
MSF Baillie Gifford International Stock                  Russell Global Real Estate Securities Sub-Account
   Sub-Account (a)                                       Russell Multi-Style Equity Sub-Account
MSF Barclays Aggregate Bond Index Sub-Account            Russell Non-U.S. Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2014:

MIST ClearBridge Aggressive Growth II Sub-Account    MIST MetLife Growth Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account           MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Defensive Strategy Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                             New Name

(MIST) BlackRock Large Cap Core Portfolio               (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio            (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio           (MIST) MetLife Small Cap Value Portfolio
(MSF) Davis Venture Value Portfolio                     (MSF) WMC Core Equity Opportunities Portfolio
Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Balanced Strategy Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MIST) MetLife Defensive Strategy Portfolio             (MSF) MetLife Asset Allocation 40 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio
(MIST) MetLife Moderate Strategy Portfolio              (MSF) MetLife Asset Allocation 40 Portfolio

TRUST NAME CHANGE:

Former Name                                                New Name

DWS Variable Series II                                     Deutsche Variable Series II

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY VALUATION -- (CONCLUDED)
The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.20% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.35% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on certain contracts as well as $10 for annuitizations. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     American Funds Global Growth Sub-Account...................      4,248,914        84,582,615        15,267,269       11,859,942
     American Funds Global Small Capitalization Sub-Account.....      1,117,935        19,357,213         1,471,079        2,972,052
     American Funds Growth Sub-Account..........................      1,784,716        81,187,511         9,600,944       18,638,653
     Deutsche II Government & Agency Securities Sub-Account.....         34,415           417,961            19,469          108,650
     Fidelity VIP Equity-Income Sub-Account.....................        263,790         5,642,878           858,166          849,576
     Fidelity VIP Growth Opportunities Sub-Account..............          4,139            76,035             3,042            5,759
     FTVIPT Templeton Foreign VIP Sub-Account...................      1,573,306        22,360,350         1,222,776        4,039,746
     Invesco V.I. International Growth Sub-Account..............        173,223         4,618,625           637,695        1,148,658
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................      2,794,248        29,593,568         7,171,728        2,542,660
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account (a)..........................................         15,719           164,644           190,846           25,759
     MIST American Funds Balanced Allocation Sub-Account........     23,598,392       205,722,641        37,827,692       21,332,682
     MIST American Funds Growth Allocation Sub-Account..........     25,611,564       218,459,291        59,785,091       26,896,123
     MIST American Funds Growth Sub-Account.....................      2,466,693        21,292,184         5,070,242        4,196,249
     MIST American Funds Moderate Allocation Sub-Account........     11,439,115       102,133,421        19,011,806       13,797,751
     MIST AQR Global Risk Balanced Sub-Account..................      1,225,326        13,658,707         1,222,930        2,923,560
     MIST BlackRock Global Tactical Strategies Sub-Account......      5,875,442        60,043,784        11,997,745        5,493,650
     MIST BlackRock High Yield Sub-Account......................      1,968,591        16,311,616         4,232,303        4,305,467
     MIST Clarion Global Real Estate Sub-Account................      3,159,114        37,751,076         2,068,595        5,617,429
     MIST ClearBridge Aggressive Growth Sub-Account.............      7,598,612        66,848,355        20,103,523       21,825,676
     MIST Goldman Sachs Mid Cap Value Sub-Account...............      1,170,703        16,038,294         4,804,228        4,206,984
     MIST Harris Oakmark International Sub-Account..............      4,031,229        57,996,656        11,426,233        8,881,666
     MIST Invesco Balanced-Risk Allocation Sub-Account..........      1,719,895        17,986,513         3,878,510        5,385,701
     MIST Invesco Comstock Sub-Account..........................      8,078,712        80,669,151         3,432,070       16,974,804
     MIST Invesco Mid Cap Value Sub-Account.....................      9,871,861       180,931,322        37,560,370       31,334,033
     MIST Invesco Small Cap Growth Sub-Account..................      2,826,911        39,952,593        10,564,377       14,013,617
     MIST JPMorgan Core Bond Sub-Account........................      1,337,293        13,975,882         2,960,520        1,879,897
     MIST JPMorgan Global Active Allocation Sub-Account.........      1,048,854        11,385,545         3,241,205        1,621,019
     MIST JPMorgan Small Cap Value Sub-Account..................        519,663         6,934,700         1,796,642        1,238,859
     MIST Loomis Sayles Global Markets Sub-Account..............        972,483        11,824,583         1,751,824        2,571,917
     MIST Lord Abbett Bond Debenture Sub-Account................     16,629,158       200,496,712        20,443,237       33,721,154
     MIST Met/Eaton Vance Floating Rate Sub-Account.............        400,780         4,161,145           868,916        1,514,227
     MIST Met/Franklin Low Duration Total Return Sub-Account....      3,096,671        30,842,175         6,816,708        3,594,331
     MIST Met/Templeton International Bond Sub-Account..........        460,294         5,369,310           588,638          814,941
     MIST MetLife Asset Allocation 100 Sub-Account..............     13,597,908       121,910,216         4,672,400       40,080,995
     MIST MetLife Balanced Plus Sub-Account.....................     11,195,537       117,627,730        22,469,177        7,798,639
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........        139,384         1,623,238         1,360,823          104,230
     MIST MetLife Small Cap Value Sub-Account...................      2,581,107        38,510,131         5,112,931       10,380,517
     MIST MFS Emerging Markets Equity Sub-Account...............      4,951,371        51,569,959         7,412,344       15,711,534
     MIST MFS Research International Sub-Account................     11,046,136       124,685,639         6,924,193       16,220,553
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............      4,180,556        39,506,657         1,391,091       11,432,882
     MIST Oppenheimer Global Equity Sub-Account.................      2,336,361        38,647,547         3,093,553        6,131,460
     MIST PanAgora Global Diversified Risk Sub-Account (a)......          8,837            93,833            94,385              546
     MIST PIMCO Inflation Protected Bond Sub-Account............      9,450,875       103,056,257         3,679,350       13,561,020
     MIST PIMCO Total Return Sub-Account........................     38,573,780       449,435,482        16,743,173       75,247,379
     MIST Pioneer Fund Sub-Account..............................      6,494,496        72,943,495        29,489,288       16,673,794
     MIST Pioneer Strategic Income Sub-Account..................      1,654,789        17,758,201         4,137,507        2,435,476
     MIST Pyramis Government Income Sub-Account.................        463,952         5,022,956         1,798,984        1,575,678
     MIST Pyramis Managed Risk Sub-Account......................        516,228         5,463,218         3,112,936        1,176,208
     MIST Schroders Global Multi-Asset Sub-Account..............        833,606         9,021,637         1,658,645        1,737,867
     MIST SSgA Growth and Income ETF Sub-Account................     12,904,639       141,235,005        16,116,243       18,669,221
     MIST SSgA Growth ETF Sub-Account...........................      4,559,422        49,366,443         8,747,658        9,056,472
     MIST T. Rowe Price Large Cap Value Sub-Account.............     17,809,058       424,417,204        20,708,905      116,862,116

(a)  For the period April 28, 2014 to December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                 -------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 -------------     -------------     -------------    --------------
     MIST T. Rowe Price Mid Cap Growth Sub-Account.............      6,808,325        57,845,849         9,914,193       16,170,736
     MIST WMC Large Cap Research Sub-Account...................        550,604         4,965,776           538,820        1,496,585
     MSF Baillie Gifford International Stock Sub-Account.......      1,856,103        18,132,828         1,925,632        2,135,153
     MSF Barclays Aggregate Bond Index Sub-Account.............        442,388         4,814,027         2,577,748        1,157,019
     MSF BlackRock Bond Income Sub-Account.....................        893,881        94,058,811         8,430,721        7,890,255
     MSF BlackRock Capital Appreciation Sub-Account............        263,995         5,665,301           302,361        2,083,405
     MSF BlackRock Money Market Sub-Account....................        797,769        79,776,858        31,703,242       49,754,214
     MSF Frontier Mid Cap Growth Sub-Account...................        278,906         8,115,665         1,049,483        1,786,156
     MSF Jennison Growth Sub-Account...........................      8,582,086       101,654,036        10,564,165       25,219,828
     MSF Loomis Sayles Small Cap Growth Sub-Account............      1,164,991        11,565,272         2,759,534        2,924,048
     MSF Met/Artisan Mid Cap Value Sub-Account.................        155,186        33,581,284           659,337        6,804,244
     MSF Met/Dimensional International Small Company
       Sub-Account.............................................        230,705         3,397,767           842,578          738,345
     MSF MetLife Asset Allocation 20 Sub-Account (a)...........        565,522         6,420,873         8,259,986        1,849,358
     MSF MetLife Asset Allocation 40 Sub-Account (a)...........    100,384,572     1,222,707,168     1,359,770,902      140,456,014
     MSF MetLife Asset Allocation 60 Sub-Account (a)...........    199,443,127     2,578,853,643     2,779,495,493      207,095,831
     MSF MetLife Asset Allocation 80 Sub-Account (a)...........    121,204,576     1,714,054,724     1,874,639,217      166,571,229
     MSF MetLife Mid Cap Stock Index Sub-Account...............        294,270         4,572,085         2,168,546        1,176,814
     MSF MetLife Stock Index Sub-Account.......................      1,012,843        32,230,988         5,890,625        7,045,103
     MSF MFS Total Return Sub-Account..........................        597,740        80,138,104         4,114,157       14,470,129
     MSF MFS Value Sub-Account.................................     10,574,808       147,914,681        13,244,320       27,406,541
     MSF MSCI EAFE Index Sub-Account...........................        206,560         2,533,282         1,403,546          593,920
     MSF Neuberger Berman Genesis Sub-Account..................      2,552,315        36,283,787         1,436,029        6,917,307
     MSF Russell 2000 Index Sub-Account........................        266,125         4,373,051         1,937,855        1,833,717
     MSF T. Rowe Price Large Cap Growth Sub-Account............      2,688,804        43,758,063         8,176,325       12,273,368
     MSF T. Rowe Price Small Cap Growth Sub-Account............        516,994         7,672,605         1,239,740        2,114,749
     MSF Van Eck Global Natural Resources Sub-Account..........        374,586         5,262,253         1,241,324          789,182
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account.............................................        555,950         7,177,376         2,688,633        1,916,657
     MSF Western Asset Management U.S. Government
       Sub-Account.............................................        518,670         6,227,999           544,813        1,984,289
     MSF WMC Core Equity Opportunities Sub-Account.............      5,026,300       144,534,316        21,054,840       38,545,522
     PIMCO VIT High Yield Sub-Account..........................        807,165         6,094,105           665,159        1,402,515
     PIMCO VIT Low Duration Sub-Account........................        821,633         8,511,209           589,437        1,174,711
     Putnam VT Equity Income Sub-Account.......................      1,126,297        15,711,478           900,478        5,291,708
     Putnam VT Multi-Cap Growth Sub-Account....................         61,102         1,206,684           111,457          711,987
     Russell Aggressive Equity Sub-Account.....................         98,842         1,337,171           187,990          144,276
     Russell Core Bond Sub-Account.............................        605,930         6,237,273           248,941          776,285
     Russell Global Real Estate Securities Sub-Account.........         65,516           973,878            97,782          122,105
     Russell Multi-Style Equity Sub-Account....................        474,775         7,050,736         1,265,576          851,356
     Russell Non-U.S. Sub-Account..............................        267,425         2,968,490           100,557          314,062

(a)  For the period April 28, 2014 to December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                        AMERICAN FUNDS                 AMERICAN FUNDS                 AMERICAN FUNDS
                                         GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION              GROWTH
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2014            2013           2014           2013            2014           2013
                                 --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year........       2,956,878      3,288,744         749,861        834,626        574,333         647,004
Units issued and transferred
   from other funding options..         193,982        180,806          75,648         60,793         29,171          31,649
Units redeemed and transferred
   to other funding options....       (399,679)      (512,672)       (109,704)      (145,558)       (88,528)       (104,320)
                                 --------------  -------------  --------------  -------------  -------------  --------------
Units end of year..............       2,751,181      2,956,878         715,805        749,861        514,976         574,333
                                 ==============  =============  ==============  =============  =============  ==============


                                    DEUTSCHE II GOVERNMENT &             FIDELITY VIP                   FIDELITY VIP
                                        AGENCY SECURITIES                EQUITY-INCOME              GROWTH OPPORTUNITIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2014            2013            2014           2013           2014            2013
                                 --------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year........          27,802          38,203        284,993         296,910          8,546          10,011
Units issued and transferred
   from other funding options..             629           1,231         31,624          29,300            170               2
Units redeemed and transferred
   to other funding options....         (5,843)        (11,632)       (34,721)        (41,217)          (273)         (1,467)
                                 --------------  --------------  -------------  --------------  -------------  --------------
Units end of year..............          22,588          27,802        281,896         284,993          8,443           8,546
                                 ==============  ==============  =============  ==============  =============  ==============




                                                                                                   MIST ALLIANCEBERNSTEIN
                                       FTVIPT TEMPLETON                  INVESCO V.I.                  GLOBAL DYNAMIC
                                          FOREIGN VIP                INTERNATIONAL GROWTH                ALLOCATION
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2014            2013            2014            2013           2014           2013
                                 --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year........       1,554,373       1,747,933         283,154        317,002       2,343,122      2,054,165
Units issued and transferred
   from other funding options..          72,867          62,069          30,370         26,186         566,333        623,745
Units redeemed and transferred
   to other funding options....       (215,803)       (255,629)        (49,555)       (60,034)       (255,126)      (334,788)
                                 --------------  --------------  --------------  -------------  --------------  -------------
Units end of year..............       1,411,437       1,554,373         263,969        283,154       2,654,329      2,343,122
                                 ==============  ==============  ==============  =============  ==============  =============


                                  MIST ALLIANZ
                                     GLOBAL
                                    INVESTORS
                                     DYNAMIC
                                   MULTI-ASSET        MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                      PLUS            BALANCED ALLOCATION             GROWTH ALLOCATION
                                   SUB-ACCOUNT            SUB-ACCOUNT                    SUB-ACCOUNT
                                 -------------  -----------------------------  ------------------------------
                                    2014 (a)         2014           2013            2014            2013
                                 -------------  --------------  -------------  --------------  --------------

Units beginning of year........             --      20,252,050     22,206,090      20,846,163      22,492,160
Units issued and transferred
   from other funding options..        201,137       1,393,271      1,144,300       2,105,981       2,291,791
Units redeemed and transferred
   to other funding options....       (42,540)     (1,946,353)    (3,098,340)     (2,485,004)     (3,937,788)
                                 -------------  --------------  -------------  --------------  --------------
Units end of year..............        158,597      19,698,968     20,252,050      20,467,140      20,846,163
                                 =============  ==============  =============  ==============  ==============

                                      MIST AMERICAN FUNDS           MIST AMERICAN FUNDS                 MIST AQR
                                            GROWTH                  MODERATE ALLOCATION           GLOBAL RISK BALANCED
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                     2014            2013           2014           2013            2014           2013
                                 -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........      2,337,771      2,590,163      9,940,708      11,686,297       1,320,863      1,382,713
Units issued and transferred
   from other funding options..        328,248        414,160        707,288         428,889         135,264        696,807
Units redeemed and transferred
   to other funding options....      (367,431)      (666,552)    (1,113,619)     (2,174,478)       (275,724)      (758,657)
                                 -------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............      2,298,588      2,337,771      9,534,377       9,940,708       1,180,403      1,320,863
                                 =============  =============  =============  ==============  ==============  =============


                                         MIST BLACKROCK                MIST BLACKROCK               MIST CLARION GLOBAL
                                   GLOBAL TACTICAL STRATEGIES            HIGH YIELD                     REAL ESTATE
                                           SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  ----------------------------  -----------------------------
                                      2014            2013           2014            2013           2014           2013
                                 --------------  --------------  -------------  -------------  -------------  --------------

Units beginning of year........       5,138,582       4,283,793        669,873        677,325      2,239,020       2,350,735
Units issued and transferred
   from other funding options..       1,020,742       2,353,666        125,724        283,077        178,977         346,388
Units redeemed and transferred
   to other funding options....       (725,899)     (1,498,877)      (185,609)      (290,529)      (371,580)       (458,103)
                                 --------------  --------------  -------------  -------------  -------------  --------------
Units end of year..............       5,433,425       5,138,582        609,988        669,873      2,046,417       2,239,020
                                 ==============  ==============  =============  =============  =============  ==============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                       MIST CLEARBRIDGE                MIST GOLDMAN                MIST HARRIS OAKMARK
                                       AGGRESSIVE GROWTH            SACHS MID CAP VALUE               INTERNATIONAL
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2014           2013           2014            2013          2014            2013
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........       7,836,411      8,735,126        926,551      1,049,942      2,725,021      2,920,101
Units issued and transferred
   from other funding options..       1,798,849        818,239         74,713         85,902        296,763        382,672
Units redeemed and transferred
   to other funding options....     (1,765,647)    (1,716,954)      (192,529)      (209,293)      (474,963)      (577,752)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............       7,869,613      7,836,411        808,735        926,551      2,546,821      2,725,021
                                 ==============  =============  =============  =============  =============  =============


                                   MIST INVESCO BALANCED-RISK
                                           ALLOCATION               MIST INVESCO COMSTOCK      MIST INVESCO MID CAP VALUE
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  ----------------------------  ----------------------------
                                      2014            2013           2014           2013           2014            2013
                                 --------------  --------------  -------------  -------------  -------------  -------------

Units beginning of year........      18,674,457      17,553,531      8,126,377      8,705,476      5,724,070      6,573,235
Units issued and transferred
   from other funding options..       3,385,151      11,887,264        555,854        857,457        133,844        262,632
Units redeemed and transferred
   to other funding options....     (5,372,037)    (10,766,338)    (1,366,091)    (1,436,556)      (877,486)    (1,111,797)
                                 --------------  --------------  -------------  -------------  -------------  -------------
Units end of year..............      16,687,571      18,674,457      7,316,140      8,126,377      4,980,428      5,724,070
                                 ==============  ==============  =============  =============  =============  =============

                                         MIST INVESCO                   MIST JPMORGAN                  MIST JPMORGAN
                                       SMALL CAP GROWTH                   CORE BOND              GLOBAL ACTIVE ALLOCATION
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2014           2013            2014           2013            2014           2013
                                 -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year........      2,535,916       2,729,300      1,182,573       1,511,689      9,103,629      7,003,217
Units issued and transferred
   from other funding options..        231,850         400,305        322,133       3,172,637      2,621,745      8,044,234
Units redeemed and transferred
   to other funding options....      (620,865)       (593,689)      (228,250)     (3,501,753)    (1,547,680)    (5,943,822)
                                 -------------  --------------  -------------  --------------  -------------  -------------
Units end of year..............      2,146,901       2,535,916      1,276,456       1,182,573     10,177,694      9,103,629
                                 =============  ==============  =============  ==============  =============  =============


                                          MIST JPMORGAN                MIST LOOMIS SAYLES               MIST LORD ABBETT
                                         SMALL CAP VALUE                 GLOBAL MARKETS                  BOND DEBENTURE
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2014            2013            2014            2013            2014            2013
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........         471,677         515,860         919,133       1,042,691       8,075,015       9,203,760
Units issued and transferred
   from other funding options..          48,615          53,166         111,254         222,707         325,204         464,186
Units redeemed and transferred
   to other funding options....        (74,412)        (97,349)       (166,032)       (346,265)     (1,302,732)     (1,592,931)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         445,880         471,677         864,355         919,133       7,097,487       8,075,015
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                        MIST MET/EATON                MIST MET/FRANKLIN             MIST MET/TEMPLETON
                                      VANCE FLOATING RATE         LOW DURATION TOTAL RETURN         INTERNATIONAL BOND
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2014           2013            2014           2013           2014            2013
                                 --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year........         442,672        317,752      2,753,599       1,766,562        406,707         400,203
Units issued and transferred
   from other funding options..          76,210        231,217        880,336       1,637,425         38,755          84,779
Units redeemed and transferred
   to other funding options....       (143,161)      (106,297)      (591,366)       (650,388)       (70,068)        (78,275)
                                 --------------  -------------  -------------  --------------  -------------  --------------
Units end of year..............         375,721        442,672      3,042,569       2,753,599        375,394         406,707
                                 ==============  =============  =============  ==============  =============  ==============


                                                                                                        MIST METLIFE
                                      MIST METLIFE ASSET                                                 MULTI-INDEX
                                        ALLOCATION 100           MIST METLIFE BALANCED PLUS             TARGETED RISK
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                     2014            2013            2014            2013           2014          2013 (b)
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........     13,877,565      14,537,359       9,766,619      7,650,490         323,641              --
Units issued and transferred
   from other funding options..        384,580       1,650,095       1,217,718      3,017,645         377,009         334,714
Units redeemed and transferred
   to other funding options....    (2,520,200)     (2,309,889)       (876,256)      (901,516)        (67,939)        (11,073)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............     11,741,945      13,877,565      10,108,081      9,766,619         632,711         323,641
                                 =============  ==============  ==============  =============  ==============  ==============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:





                                          MIST METLIFE                      MIST MFS                    MIST MFS RESEARCH
                                         SMALL CAP VALUE             EMERGING MARKETS EQUITY              INTERNATIONAL
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2014            2013            2014            2013            2014            2013
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       2,514,889       2,744,669       5,244,853       4,605,777       7,613,604       8,474,288
Units issued and transferred
   from other funding options..         194,475         298,169       1,057,879       1,880,218         627,185         678,128
Units redeemed and transferred
   to other funding options....       (479,895)       (527,949)     (1,808,535)     (1,241,142)     (1,191,196)     (1,538,812)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       2,229,469       2,514,889       4,494,197       5,244,853       7,049,593       7,613,604
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                                                                                 MIST
                                                                                               PANAGORA
                                                                                                GLOBAL
                                     MIST MORGAN STANLEY            MIST OPPENHEIMER          DIVERSIFIED
                                       MID CAP GROWTH                 GLOBAL EQUITY              RISK
                                         SUB-ACCOUNT                   SUB-ACCOUNT            SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -------------
                                     2014           2013           2014            2013        2014 (a)
                                 -------------  -------------  -------------  -------------  -------------

Units beginning of year........      3,870,199      4,428,112      2,701,413      1,019,300             --
Units issued and transferred
   from other funding options..        223,114        211,339        391,209      3,021,027         88,145
Units redeemed and transferred
   to other funding options....      (693,345)      (769,252)      (439,294)    (1,338,914)           (64)
                                 -------------  -------------  -------------  -------------  -------------
Units end of year..............      3,399,968      3,870,199      2,653,328      2,701,413         88,081
                                 =============  =============  =============  =============  =============

                                           MIST PIMCO                      MIST PIMCO
                                    INFLATION PROTECTED BOND              TOTAL RETURN                  MIST PIONEER FUND
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2014            2013            2014            2013            2014            2013
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       7,016,914       7,448,982      28,505,547      31,210,077       4,579,355       5,289,087
Units issued and transferred
   from other funding options..         562,534       1,419,924       2,035,604       4,012,181          81,982         160,008
Units redeemed and transferred
   to other funding options....     (1,242,715)     (1,851,992)     (5,588,256)     (6,716,711)       (744,418)       (869,740)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       6,336,733       7,016,914      24,952,895      28,505,547       3,916,919       4,579,355
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                        MIST PIONEER                   MIST PYRAMIS                 MIST PYRAMIS
                                      STRATEGIC INCOME               GOVERNMENT INCOME              MANAGED RISK
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2014           2013           2014            2013          2014          2013 (c)
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        754,973        624,096        438,370        544,311        331,304             --
Units issued and transferred
   from other funding options..        175,166        357,395        171,381        173,795        287,428        353,133
Units redeemed and transferred
   to other funding options....      (128,547)      (226,518)      (158,550)      (279,736)      (103,059)       (21,829)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        801,592        754,973        451,201        438,370        515,673        331,304
                                 =============  =============  =============  =============  =============  =============

                                       MIST SCHRODERS                    MIST SSGA                    MIST SSGA
                                     GLOBAL MULTI-ASSET            GROWTH AND INCOME ETF             GROWTH ETF
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2014           2013            2014           2013           2014          2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      8,352,078      5,045,943     11,486,433     12,363,629      4,117,987      4,134,490
Units issued and transferred
   from other funding options..      1,242,300      5,470,808        356,916        704,929        387,486        845,957
Units redeemed and transferred
   to other funding options....    (1,606,753)    (2,164,673)    (1,306,270)    (1,582,125)      (668,922)      (862,460)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      7,987,625      8,352,078     10,537,079     11,486,433      3,836,551      4,117,987
                                 =============  =============  =============  =============  =============  =============


                                     MIST T. ROWE PRICE            MIST T. ROWE PRICE                  MIST WMC
                                       LARGE CAP VALUE               MID CAP GROWTH               LARGE CAP RESEARCH
                                         SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2014          2013           2014           2013            2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      9,112,590     10,675,620      5,748,937      6,292,266        529,861        593,073
Units issued and transferred
   from other funding options..        354,846        213,517        280,771        641,182         36,675         83,748
Units redeemed and transferred
   to other funding options....    (1,619,366)    (1,776,547)    (1,127,848)    (1,184,511)       (97,123)      (146,960)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      7,848,070      9,112,590      4,901,860      5,748,937        469,413        529,861
                                 =============  =============  =============  =============  =============  =============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                      MSF BAILLIE GIFFORD               MSF BARCLAYS                  MSF BLACKROCK
                                      INTERNATIONAL STOCK           AGGREGATE BOND INDEX               BOND INCOME
                                          SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 -----------------------------  ----------------------------  -----------------------------
                                      2014           2013           2014            2013           2014           2013
                                 --------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year........       1,512,891        407,507        216,740        192,855      1,437,795       1,413,863
Units issued and transferred
   from other funding options..         190,447      1,368,300        162,304        144,253        172,852         245,411
Units redeemed and transferred
   to other funding options....       (209,004)      (262,916)       (90,529)      (120,368)      (200,435)       (221,479)
                                 --------------  -------------  -------------  -------------  -------------  --------------
Units end of year..............       1,494,334      1,512,891        288,515        216,740      1,410,212       1,437,795
                                 ==============  =============  =============  =============  =============  ==============


                                         MSF BLACKROCK                  MSF BLACKROCK                 MSF FRONTIER
                                     CAPITAL APPRECIATION               MONEY MARKET                 MID CAP GROWTH
                                          SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2014           2013           2014            2013           2014         2013 (c)
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........       2,475,614      2,764,842      9,792,353     11,671,729        595,060             --
Units issued and transferred
   from other funding options..          51,221         64,522      5,036,835      6,578,863         15,703        679,799
Units redeemed and transferred
   to other funding options....       (551,302)      (353,750)    (6,685,111)    (8,458,239)       (98,213)       (84,739)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............       1,975,533      2,475,614      8,144,077      9,792,353        512,550        595,060
                                 ==============  =============  =============  =============  =============  =============

                                                                          MSF LOOMIS
                                          MSF JENNISON                   SAYLES SMALL                    MSF MET/ARTISAN
                                             GROWTH                       CAP GROWTH                      MID CAP VALUE
                                           SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2014            2013            2014            2013            2014            2013
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      10,101,961      11,335,513       1,040,645       1,207,677       2,247,174       2,399,851
Units issued and transferred
   from other funding options..         424,740         752,651          82,301         139,843          73,114         242,557
Units redeemed and transferred
   to other funding options....     (1,794,113)     (1,986,203)       (202,683)       (306,875)       (342,537)       (395,234)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       8,732,588      10,101,961         920,263       1,040,645       1,977,751       2,247,174
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                       MSF MET/DIMENSIONAL         MSF METLIFE     MSF METLIFE     MSF METLIFE     MSF METLIFE
                                          INTERNATIONAL               ASSET           ASSET           ASSET           ASSET
                                          SMALL COMPANY           ALLOCATION 20   ALLOCATION 40   ALLOCATION 60   ALLOCATION 80
                                           SUB-ACCOUNT             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                 ------------------------------  --------------  --------------  --------------  --------------
                                      2014            2013          2014 (a)        2014 (a)        2014 (a)        2014 (a)
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........         180,142         132,829              --              --              --              --
Units issued and transferred
   from other funding options..          37,294          80,230         635,100      94,433,641     182,952,418     124,542,160
Units redeemed and transferred
   to other funding options....        (39,849)        (32,917)       (176,042)     (9,932,389)    (14,654,385)    (11,145,769)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         177,587         180,142         459,058      84,501,252     168,298,033     113,396,391
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                          MSF METLIFE                   MSF METLIFE
                                      MID CAP STOCK INDEX               STOCK INDEX             MSF MFS TOTAL RETURN
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2014           2013          2014            2013          2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        181,460        157,701      2,514,826      2,675,025      2,545,086      2,882,861
Units issued and transferred
   from other funding options..         82,077         74,178        288,794        321,996        120,434        108,127
Units redeemed and transferred
   to other funding options....       (48,040)       (50,419)      (416,402)      (482,195)      (352,399)      (445,902)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        215,497        181,460      2,387,218      2,514,826      2,313,121      2,545,086
                                 =============  =============  =============  =============  =============  =============


                                            MSF MFS                     MSF MSCI                     MSF NEUBERGER
                                             VALUE                     EAFE INDEX                   BERMAN GENESIS
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2014            2013           2014          2013            2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      8,446,113      2,908,311        133,676        115,412      2,231,279         86,174
Units issued and transferred
   from other funding options..        276,192      6,808,878         96,242         77,482        129,787      2,447,259
Units redeemed and transferred
   to other funding options....    (1,279,149)    (1,271,076)       (43,332)       (59,218)      (359,146)      (302,154)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      7,443,156      8,446,113        186,586        133,676      2,001,920      2,231,279
                                 =============  =============  =============  =============  =============  =============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:



                                                                      MSF T. ROWE PRICE             MSF T. ROWE PRICE
                                    MSF RUSSELL 2000 INDEX            LARGE CAP GROWTH              SMALL CAP GROWTH
                                          SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                     2014            2013            2014           2013           2014            2013
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........        205,392         120,336       3,562,045      2,780,202        429,823        487,872
Units issued and transferred
   from other funding options..         78,315         140,921         367,226      2,252,762         15,962         45,491
Units redeemed and transferred
   to other funding options....       (77,279)        (55,865)       (725,158)    (1,470,919)       (70,222)      (103,540)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............        206,428         205,392       3,204,113      3,562,045        375,563        429,823
                                 =============  ==============  ==============  =============  =============  =============


                                                                         MSF WESTERN                  MSF WESTERN ASSET
                                      MSF VAN ECK GLOBAL              ASSET MANAGEMENT                   MANAGEMENT
                                       NATURAL RESOURCES        STRATEGIC BOND OPPORTUNITIES           U.S. GOVERNMENT
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2014           2013            2014           2013            2014            2013
                                 --------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year........         268,347        313,419        231,415         349,579         448,156         690,001
Units issued and transferred
   from other funding options..          83,497         76,689         79,163          20,347          32,190          62,481
Units redeemed and transferred
   to other funding options....        (50,799)      (121,761)       (62,651)       (138,511)       (116,760)       (304,326)
                                 --------------  -------------  -------------  --------------  --------------  --------------
Units end of year..............         301,045        268,347        247,927         231,415         363,586         448,156
                                 ==============  =============  =============  ==============  ==============  ==============

                                           MSF WMC
                                         CORE EQUITY                     PIMCO VIT                    PIMCO VIT
                                        OPPORTUNITIES                   HIGH YIELD                  LOW DURATION
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2014           2013            2014           2013           2014          2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........     11,167,683     12,607,989        360,577        431,112        616,336        761,796
Units issued and transferred
   from other funding options..        317,973        721,582         27,547         31,093         42,091         72,158
Units redeemed and transferred
   to other funding options....    (1,949,655)    (2,161,888)       (76,542)      (101,628)       (78,423)      (217,618)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      9,536,001     11,167,683        311,582        360,577        580,004        616,336
                                 =============  =============  =============  =============  =============  =============



                                          PUTNAM VT                      PUTNAM VT                       RUSSELL
                                        EQUITY INCOME                MULTI-CAP GROWTH               AGGRESSIVE EQUITY
                                         SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  ----------------------------
                                     2014           2013           2014            2013            2014           2013
                                 -------------  -------------  -------------  --------------  -------------  -------------

Units beginning of year........      1,082,521      1,285,126        127,086         152,212         78,396        104,956
Units issued and transferred
   from other funding options..         23,499          9,945          5,033           7,500          2,304          3,093
Units redeemed and transferred
   to other funding options....      (195,234)      (212,550)       (33,728)        (32,626)        (6,531)       (29,653)
                                 -------------  -------------  -------------  --------------  -------------  -------------
Units end of year..............        910,786      1,082,521         98,391         127,086         74,169         78,396
                                 =============  =============  =============  ==============  =============  =============

                                            RUSSELL                           RUSSELL                          RUSSELL
                                           CORE BOND               GLOBAL REAL ESTATE SECURITIES         MULTI-STYLE EQUITY
                                          SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 ------------------------------  --------------------------------  ------------------------------
                                      2014            2013            2014              2013            2014            2013
                                 --------------  --------------  ---------------  ---------------  --------------  --------------

Units beginning of year........         360,963         447,192           30,369           37,475         468,451         604,659
Units issued and transferred
   from other funding options..           2,474          16,840              750            1,046           2,158           9,079
Units redeemed and transferred
   to other funding options....        (36,557)       (103,069)          (3,172)          (8,152)        (39,985)       (145,287)
                                 --------------  --------------  ---------------  ---------------  --------------  --------------
Units end of year..............         326,880         360,963           27,947           30,369         430,624         468,451
                                 ==============  ==============  ===============  ===============  ==============  ==============


                                              RUSSELL
                                             NON-U.S.
                                            SUB-ACCOUNT
                                 --------------------------------
                                      2014             2013
                                 ---------------  ---------------

Units beginning of year........          196,111          253,272
Units issued and transferred
   from other funding options..            2,999            4,720
Units redeemed and transferred
   to other funding options....         (16,060)         (61,881)
                                 ---------------  ---------------
Units end of year..............          183,050          196,111
                                 ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2014:

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  American Funds Global          2014     2,751,181     35.19 - 43.13     115,995,281
     Growth Sub-Account          2013     2,956,878     35.06 - 42.47     122,929,858
                                 2012     3,288,744     27.66 - 33.12     106,822,886
                                 2011     3,568,963     23.00 - 27.23      95,488,976
                                 2010     3,003,389     25.73 - 30.11      88,905,025

  American Funds Global Small    2014       715,805     33.86 - 41.02      28,663,774
     Capitalization Sub-Account  2013       749,861     33.79 - 40.47      29,677,012
                                 2012       834,626     26.85 - 31.78      25,978,567
                                 2011       874,335     23.15 - 27.10      23,246,445
                                 2010       629,226     29.19 - 33.77      20,866,196

  American Funds Growth          2014       514,976   202.60 - 289.09     142,491,652
     Sub-Account                 2013       574,333   190.29 - 268.43     147,932,755
                                 2012       647,004   149.07 - 207.87     129,432,083
                                 2011       675,749   128.88 - 177.66     115,994,216
                                 2010       592,460   137.22 - 186.99     107,174,849

  Deutsche II Government &       2014        22,588     17.11 - 18.08         406,056
     Agency Securities           2013        27,802     16.55 - 17.41         482,012
     Sub-Account                 2012        38,203     17.38 - 18.21         693,006
                                 2011        44,817     17.19 - 17.95         801,100
                                 2010        52,265     16.29 - 16.94         880,629

  Fidelity VIP Equity-Income     2014       281,896     18.84 - 83.76       6,294,477
     Sub-Account                 2013       284,993     17.68 - 78.22       6,033,100
                                 2012       296,910     14.08 - 61.99       5,082,102
                                 2011       302,862     12.25 - 53.66       4,481,906
                                 2010       316,838     12.39 - 54.00       4,614,949

  Fidelity VIP Growth            2014         8,443     16.43 - 16.52         138,688
     Opportunities Sub-Account   2013         8,546     14.85 - 14.93         126,880
                                 2012        10,011     10.92 - 10.98         109,300
                                 2011         9,765       9.26 - 9.31          90,395
                                 2010        11,887       9.18 - 9.23         109,119

  FTVIPT Templeton Foreign VIP   2014     1,411,437     14.19 - 36.56      23,774,489
     Sub-Account                 2013     1,554,373     16.25 - 41.67      30,101,114
                                 2012     1,747,933     13.46 - 34.33      28,052,934
                                 2011     1,900,147     11.59 - 29.42      26,237,200
                                 2010     2,172,428     13.20 - 33.35      33,779,312

  Invesco V.I. International     2014       263,969     14.66 - 31.68       5,988,396
     Growth Sub-Account          2013       283,154     14.74 - 32.07       6,558,263
                                 2012       317,002     12.49 - 27.37       6,259,165
                                 2011       353,287     10.90 - 24.06       6,118,917
                                 2010       414,083     11.79 - 26.20       7,768,778

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  American Funds Global          2014       1.15         0.75 - 1.90          0.39 - 1.55
     Growth Sub-Account          2013       1.23         0.75 - 1.90        26.75 - 28.21
                                 2012       0.89         0.75 - 1.90        20.24 - 21.64
                                 2011       1.41         0.75 - 1.90     (10.60) - (9.56)
                                 2010       1.61         0.75 - 1.90         9.64 - 10.91

  American Funds Global Small    2014       0.12         0.75 - 1.90          0.20 - 1.36
     Capitalization Sub-Account  2013       0.87         0.75 - 1.90        25.87 - 27.32
                                 2012       1.34         0.75 - 1.90        15.94 - 17.29
                                 2011       1.32         0.75 - 1.90    (20.66) - (19.75)
                                 2010       1.78         0.75 - 1.90        20.11 - 21.50

  American Funds Growth          2014       0.78         0.75 - 1.90          6.47 - 7.70
     Sub-Account                 2013       0.92         0.75 - 1.90        27.65 - 29.13
                                 2012       0.79         0.75 - 1.90        15.66 - 17.01
                                 2011       0.64         0.75 - 1.90      (6.08) - (4.99)
                                 2010       0.78         0.75 - 1.90        16.45 - 17.79

  Deutsche II Government &       2014       2.34         1.40 - 1.80          3.42 - 3.83
     Agency Securities           2013       3.03         1.40 - 1.80      (4.77) - (4.39)
     Sub-Account                 2012       3.93         1.40 - 1.80          1.08 - 1.49
                                 2011       4.42         1.40 - 1.80          5.55 - 5.97
                                 2010       4.83         1.40 - 1.80          4.71 - 5.13

  Fidelity VIP Equity-Income     2014       2.71         1.30 - 1.90          6.44 - 7.21
     Sub-Account                 2013       2.29         1.30 - 1.90        25.42 - 26.37
                                 2012       2.95         1.30 - 1.90        14.84 - 15.67
                                 2011       2.34         1.30 - 1.90      (1.24) - (0.42)
                                 2010       1.56         1.30 - 1.90        12.75 - 13.55

  Fidelity VIP Growth            2014       0.23                1.40                10.64
     Opportunities Sub-Account   2013       0.29                1.40                35.98
                                 2012       0.41                1.40                17.94
                                 2011       0.16                1.40                 0.88
                                 2010       0.17                1.40        22.01 - 22.02

  FTVIPT Templeton Foreign VIP   2014       1.91         0.85 - 1.90    (12.81) - (11.64)
     Sub-Account                 2013       2.41         0.85 - 1.90        20.66 - 22.23
                                 2012       3.07         0.85 - 1.90        16.00 - 17.59
                                 2011       1.77         0.85 - 1.90    (12.32) - (11.20)
                                 2010       1.93         0.85 - 1.90          6.37 - 7.76

  Invesco V.I. International     2014       1.41         0.85 - 1.90      (1.79) - (0.52)
     Growth Sub-Account          2013       1.09         0.85 - 1.90        16.48 - 18.01
                                 2012       1.34         0.85 - 1.90        13.07 - 14.55
                                 2011       1.38         0.85 - 1.90      (8.74) - (7.53)
                                 2010       1.97         0.85 - 1.90        10.49 - 11.91

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST AllianceBernstein         2014     2,654,329    11.95 - 12.56      33,083,814
     Global Dynamic Allocation   2013     2,343,122    11.37 - 11.79      27,463,161
     Sub-Account                 2012     2,054,165    10.44 - 10.68      21,873,079
     (Commenced 1/3/2012)

  MIST Allianz Global Investors  2014       158,597      1.04 - 1.05         165,190
     Dynamic Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2014    19,698,968    12.34 - 13.15     253,918,639
     Balanced Allocation         2013    20,252,050    11.90 - 12.56     250,188,184
     Sub-Account                 2012    22,206,090    10.27 - 10.74     235,164,571
                                 2011    23,015,262      9.25 - 9.58     218,152,622
                                 2010    23,898,755      9.67 - 9.92     235,131,655

  MIST American Funds Growth     2014    20,467,140    12.29 - 13.19     264,823,495
     Allocation Sub-Account      2013    20,846,163    11.83 - 12.56     257,567,705
                                 2012    22,492,160     9.68 - 10.17     225,771,481
                                 2011    23,752,669      8.53 - 8.87     208,535,138
                                 2010    24,332,553      9.17 - 9.43     227,823,049

  MIST American Funds Growth     2014     2,298,588    12.84 - 13.78      31,030,886
     Sub-Account                 2013     2,337,771    12.15 - 12.90      29,652,918
                                 2012     2,590,163     9.59 - 10.07      25,736,857
                                 2011     2,895,296      8.39 - 8.69      24,917,298
                                 2010     3,139,868      9.00 - 9.23      28,767,917

  MIST American Funds            2014     9,534,377    12.15 - 12.90     120,682,614
     Moderate Allocation         2013     9,940,708    11.71 - 12.32     120,520,419
     Sub-Account                 2012    11,686,297    10.54 - 11.00     126,809,368
                                 2011    13,006,670     9.72 - 10.05     129,356,533
                                 2010    13,667,445     9.92 - 10.16     137,833,796

  MIST AQR Global Risk           2014     1,180,403    10.96 - 11.57      13,331,418
     Balanced Sub-Account        2013     1,320,863    10.78 - 11.21      14,540,600
     (Commenced 1/3/2012)        2012     1,382,713    11.40 - 11.69      16,016,430

  MIST BlackRock Global          2014     5,433,425    11.36 - 11.98      64,277,237
     Tactical Strategies         2013     5,138,582    10.96 - 11.40      58,089,937
     Sub-Account                 2012     4,283,793    10.18 - 10.41      44,438,080
     (Commenced 1/3/2012)

  MIST BlackRock High Yield      2014       609,988    22.84 - 29.80      16,004,507
     Sub-Account                 2013       669,873    22.60 - 29.06      17,263,570
                                 2012       677,325    21.13 - 26.78      16,244,048
                                 2011       600,616    18.54 - 23.15      12,434,639
                                 2010       730,796    18.51 - 22.79      14,888,941

  MIST Clarion Global Real       2014     2,046,417    17.18 - 28.08      39,064,246
     Estate Sub-Account          2013     2,239,020    15.36 - 25.05      38,352,561
                                 2012     2,350,735    15.19 - 24.49      39,516,123
                                 2011     2,528,243    12.34 - 19.66      34,277,327
                                 2010     2,647,883    13.39 - 21.05      38,697,331

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MIST AllianceBernstein         2014      1.82         0.75 - 2.10          5.12 - 6.55
     Global Dynamic Allocation   2013      1.26         0.75 - 2.10         8.84 - 10.32
     Sub-Account                 2012      0.06         0.75 - 2.10          2.93 - 9.26
     (Commenced 1/3/2012)

  MIST Allianz Global Investors  2014      0.71         0.75 - 1.90          4.02 - 4.83
     Dynamic Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2014      1.27         1.30 - 2.25          3.69 - 4.68
     Balanced Allocation         2013      1.38         1.30 - 2.25        15.90 - 17.00
     Sub-Account                 2012      1.69         1.30 - 2.25        10.99 - 12.06
                                 2011      1.29         1.30 - 2.25      (4.29) - (3.40)
                                 2010      1.15         1.30 - 2.25         9.67 - 10.72

  MIST American Funds Growth     2014      1.02         1.30 - 2.35          3.92 - 5.01
     Allocation Sub-Account      2013      1.03         1.30 - 2.35        22.20 - 23.49
                                 2012      1.21         1.30 - 2.35        13.45 - 14.65
                                 2011      1.11         1.30 - 2.35      (6.95) - (5.96)
                                 2010      0.88         1.30 - 2.35        10.86 - 12.02

  MIST American Funds Growth     2014      0.55         1.30 - 2.35          5.67 - 6.79
     Sub-Account                 2013      0.44         1.30 - 2.35        26.77 - 28.11
                                 2012      0.32         1.30 - 2.35        14.67 - 15.89
                                 2011      0.36         1.30 - 2.25      (6.71) - (5.83)
                                 2010      0.24         1.30 - 2.25        15.69 - 16.79

  MIST American Funds            2014      1.45         1.30 - 2.20          3.79 - 4.72
     Moderate Allocation         2013      1.67         1.30 - 2.20        11.05 - 12.05
     Sub-Account                 2012      2.05         1.30 - 2.20          8.42 - 9.40
                                 2011      1.58         1.30 - 2.20      (1.99) - (1.10)
                                 2010      1.57         1.30 - 2.20          7.52 - 8.50

  MIST AQR Global Risk           2014        --         0.75 - 2.20          1.73 - 3.22
     Balanced Sub-Account        2013      2.19         0.75 - 2.20      (5.49) - (4.11)
     (Commenced 1/3/2012)        2012      0.01         0.75 - 2.20          3.10 - 9.73

  MIST BlackRock Global          2014      1.09         0.75 - 2.20          3.61 - 5.12
     Tactical Strategies         2013      1.30         0.75 - 2.20          7.91 - 9.48
     Sub-Account                 2012        --         0.75 - 2.10          2.75 - 8.32
     (Commenced 1/3/2012)

  MIST BlackRock High Yield      2014      5.93         0.75 - 2.20          1.05 - 2.52
     Sub-Account                 2013      6.41         0.75 - 2.20          6.95 - 8.52
                                 2012      6.62         0.75 - 2.20        13.99 - 15.67
                                 2011      6.61         0.75 - 2.20          0.12 - 1.58
                                 2010      3.63         0.75 - 2.20        13.26 - 14.91

  MIST Clarion Global Real       2014      1.61         0.75 - 2.25        10.75 - 12.42
     Estate Sub-Account          2013      6.92         0.75 - 2.35          1.14 - 2.77
                                 2012      2.07         0.75 - 2.35        23.05 - 25.04
                                 2011      3.90         0.75 - 2.35      (7.78) - (6.29)
                                 2010      8.38         0.75 - 2.35        13.41 - 15.23

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST ClearBridge Aggressive   2014     7,869,613    12.66 - 21.35     118,710,076
     Growth Sub-Account         2013     7,836,411    10.80 - 18.18     101,728,824
                                2012     8,735,126     7.52 - 12.63      79,321,095
                                2011     9,600,857     6.43 - 10.78      74,857,416
                                2010     8,476,052     6.97 - 10.56      65,664,571

  MIST Goldman Sachs Mid Cap    2014       808,735    22.05 - 24.66      19,070,600
     Value Sub-Account          2013       926,551    19.93 - 22.07      19,638,139
                                2012     1,049,942    15.38 - 16.85      17,068,463
                                2011     1,161,737    13.34 - 14.45      16,271,354
                                2010     1,280,385    14.57 - 15.63      19,465,973

  MIST Harris Oakmark           2014     2,546,821    22.97 - 26.00      63,128,946
     International Sub-Account  2013     2,725,021    24.93 - 27.96      72,879,342
                                2012     2,920,101    19.54 - 21.71      60,795,216
                                2011     3,341,029    15.46 - 17.02      54,661,488
                                2010     3,663,046    18.45 - 20.10      71,132,973

  MIST Invesco Balanced-Risk    2014    16,687,571      1.07 - 1.12      18,299,573
     Allocation Sub-Account     2013    18,674,457      1.04 - 1.06      19,667,126
     (Commenced 4/30/2012)      2012    17,553,531      1.04 - 1.05      18,405,844

  MIST Invesco Comstock         2014     7,316,140    15.33 - 17.90     126,997,201
     Sub-Account                2013     8,126,377    14.36 - 16.50     130,402,734
                                2012     8,705,476    10.86 - 12.28     104,439,830
                                2011     9,579,280     9.39 - 10.45      98,062,309
                                2010     9,660,454     9.76 - 10.68     101,320,183

  MIST Invesco Mid Cap Value    2014     4,980,428    33.28 - 42.81     198,152,216
     Sub-Account                2013     5,724,070    31.03 - 39.34     210,304,023
                                2012     6,573,235    24.34 - 30.42     187,671,582
                                2011     7,467,200    21.85 - 26.72     188,118,964
                                2010     8,400,066    23.50 - 27.96     221,952,624

  MIST Invesco Small Cap        2014     2,146,901    15.52 - 26.91      53,534,493
     Growth Sub-Account         2013     2,535,916    14.55 - 25.27      59,587,334
                                2012     2,729,300    10.50 - 18.26      46,464,081
                                2011     3,190,859     8.98 - 15.65      46,716,193
                                2010     3,675,683     9.19 - 16.03      55,371,461

  MIST JPMorgan Core Bond       2014     1,276,456    10.46 - 11.15      13,974,606
     Sub-Account                2013     1,182,573    10.18 - 10.75      12,506,234
                                2012     1,511,689    10.74 - 11.23      16,737,665
                                2011     1,642,766    10.47 - 10.84      17,623,360
                                2010     1,767,528    10.12 - 10.38      18,209,023

  MIST JPMorgan Global Active   2014    10,177,694      1.19 - 1.23      12,428,836
     Allocation Sub-Account     2013     9,103,629      1.13 - 1.16      10,517,817
     (Commenced 4/30/2012)      2012     7,003,217      1.04 - 1.05       7,371,189

  MIST JPMorgan Small Cap       2014       445,880    18.99 - 21.23       9,322,634
     Value Sub-Account          2013       471,677    18.55 - 20.49       9,530,735
                                2012       515,860    14.22 - 15.53       7,917,855
                                2011       530,589    12.57 - 13.57       7,126,054
                                2010       396,464    14.29 - 15.25       5,987,971

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST ClearBridge Aggressive   2014      0.14         0.75 - 2.35         16.13 - 18.00
     Growth Sub-Account         2013      0.25         0.75 - 2.35         42.22 - 44.51
                                2012      0.04         0.75 - 2.35         15.74 - 17.62
                                2011      0.01         0.75 - 2.35         (3.63) - 2.12
                                2010      0.01         1.30 - 2.35         20.92 - 22.32

  MIST Goldman Sachs Mid Cap    2014      0.55         1.30 - 2.35         10.60 - 11.77
     Value Sub-Account          2013      0.90         1.30 - 2.35         29.57 - 30.94
                                2012      0.60         1.30 - 2.35         15.36 - 16.58
                                2011      0.50         1.30 - 2.35       (8.46) - (7.50)
                                2010      1.02         1.30 - 2.35         21.35 - 22.63

  MIST Harris Oakmark           2014      2.40         1.30 - 2.35       (7.98) - (7.01)
     International Sub-Account  2013      2.48         1.30 - 2.35         27.46 - 28.80
                                2012      1.64         1.30 - 2.35         26.24 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)
                                2010      1.96         1.30 - 2.35         13.71 - 14.91

  MIST Invesco Balanced-Risk    2014        --         0.75 - 2.20           3.28 - 4.79
     Allocation Sub-Account     2013        --         0.75 - 2.20         (0.36) - 1.10
     (Commenced 4/30/2012)      2012      0.57         0.75 - 2.20           3.13 - 4.14

  MIST Invesco Comstock         2014      0.94         0.75 - 2.35           6.77 - 8.50
     Sub-Account                2013      1.08         0.75 - 2.35         32.25 - 34.38
                                2012      1.29         0.75 - 2.35         15.67 - 17.54
                                2011      1.12         0.75 - 2.35       (3.76) - (2.22)
                                2010      1.50         0.75 - 2.35         12.19 - 14.00

  MIST Invesco Mid Cap Value    2014      0.52         0.75 - 2.20           7.26 - 9.03
     Sub-Account                2013      0.77         0.75 - 2.20         27.47 - 29.52
                                2012      0.47         0.75 - 2.20         12.19 - 14.02
                                2011      0.57         0.75 - 2.15       (5.75) - (4.28)
                                2010      0.64         0.75 - 2.05         22.98 - 24.78

  MIST Invesco Small Cap        2014        --         1.30 - 2.35           5.40 - 6.68
     Growth Sub-Account         2013      0.24         1.30 - 2.35         36.92 - 38.58
                                2012        --         1.30 - 2.35         15.47 - 16.85
                                2011        --         1.30 - 2.35       (3.37) - (2.22)
                                2010        --         1.30 - 2.35         23.26 - 24.72

  MIST JPMorgan Core Bond       2014      1.41         1.30 - 2.25           2.75 - 3.73
     Sub-Account                2013      0.28         1.30 - 2.25       (4.95) - (4.05)
                                2012      2.52         1.30 - 2.25           2.57 - 3.55
                                2011      2.22         1.30 - 2.25           3.44 - 4.42
                                2010      1.91         1.30 - 2.25           3.74 - 4.73

  MIST JPMorgan Global Active   2014      1.09         0.75 - 2.15           4.70 - 6.18
     Allocation Sub-Account     2013      0.09         0.75 - 2.20          8.57 - 10.16
     (Commenced 4/30/2012)      2012      0.64         0.75 - 2.20           3.12 - 4.13

  MIST JPMorgan Small Cap       2014      0.88         0.75 - 1.90           2.41 - 3.59
     Value Sub-Account          2013      0.49         0.75 - 1.90         30.40 - 31.91
                                2012      0.64         0.75 - 1.90         13.18 - 14.49
                                2011      1.47         0.75 - 1.90     (12.05) - (11.03)
                                2010      0.69         0.75 - 1.90         17.01 - 18.35

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST Loomis Sayles Global      2014       864,355    15.85 - 17.37      14,577,450
     Markets Sub-Account         2013       919,133    15.69 - 17.00      15,197,549
                                 2012     1,042,691    13.71 - 14.71      14,977,462
                                 2011       962,736    12.01 - 12.74      12,022,681
                                 2010     1,177,416    12.48 - 13.10      15,232,698

  MIST Lord Abbett Bond          2014     7,097,487    23.85 - 33.07     214,938,971
     Debenture Sub-Account       2013     8,075,015    22.88 - 31.79     236,290,033
                                 2012     9,203,760    19.43 - 29.66     252,466,645
                                 2011    10,339,658    19.01 - 26.46     254,363,555
                                 2010    11,836,616    16.94 - 25.52     281,708,830

  MIST Met/Eaton Vance           2014       375,721    10.59 - 11.12       4,103,881
     Floating Rate Sub-Account   2013       442,672    10.76 - 11.18       4,880,212
     (Commenced 5/3/2010)        2012       317,752    10.61 - 10.91       3,433,894
                                 2011       213,777    10.15 - 10.30       2,191,750
                                 2010        80,368    10.17 - 10.23         819,953

  MIST Met/Franklin Low          2014     3,042,569     9.70 - 10.24      30,718,840
     Duration Total Return       2013     2,753,599     9.82 - 10.21      27,817,040
     Sub-Account                 2012     1,766,562     9.92 - 10.16      17,845,860
     (Commenced 5/2/2011)        2011     1,106,536      9.72 - 9.81      10,825,502

  MIST Met/Templeton             2014       375,394    13.13 - 13.93       5,173,631
     International Bond          2013       406,707    13.21 - 13.88       5,578,711
     Sub-Account                 2012       400,203    13.32 - 13.84       5,481,320
                                 2011       352,964    11.86 - 12.20       4,276,366
                                 2010       169,000    12.12 - 12.33       2,069,263

  MIST MetLife Asset             2014    11,741,945    13.85 - 17.55     190,098,691
     Allocation 100 Sub-Account  2013    13,877,565    13.36 - 16.82     217,076,586
                                 2012    14,537,359    10.46 - 13.09     178,338,412
                                 2011    15,775,326     9.09 - 11.30     168,280,842
                                 2010    17,260,094     9.78 - 12.08     198,100,052

  MIST MetLife Balanced Plus     2014    10,108,081    12.39 - 13.07     130,987,679
     Sub-Account                 2013     9,766,619    11.55 - 12.01     116,669,137
     (Commenced 1/3/2012)        2012     7,650,490    10.33 - 10.58      80,785,959

  MIST MetLife Multi-Index       2014       632,711     1.20 - 12.34       1,705,989
     Targeted Risk Sub-Account   2013       323,641     1.12 - 11.22         377,861
     (Commenced 11/12/2012 and
     began transactions in 2013)

  MIST MetLife Small Cap         2014     2,229,469    21.73 - 27.52      52,562,409
     Value Sub-Account           2013     2,514,889    21.87 - 27.37      59,255,307
                                 2012     2,744,669    16.91 - 20.89      49,647,860
                                 2011     3,218,372    14.67 - 17.92      50,131,398
                                 2010     3,834,160    16.49 - 19.90      66,822,076

  MIST MFS Emerging Markets      2014     4,494,197     9.40 - 18.37      47,209,408
     Equity Sub-Account          2013     5,244,853    10.29 - 19.86      59,292,583
                                 2012     4,605,777    11.09 - 21.16      56,184,457
                                 2011     5,082,239     9.55 - 18.02      52,679,213
                                 2010     5,557,697    12.03 - 22.40      71,913,866

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST Loomis Sayles Global      2014      2.02         1.30 - 2.35           1.06 - 2.13
     Markets Sub-Account         2013      2.37         1.30 - 2.35         14.41 - 15.62
                                 2012      2.34         1.30 - 2.35         14.20 - 15.41
                                 2011      2.49         1.30 - 2.35       (3.77) - (2.75)
                                 2010      3.24         1.30 - 2.35         19.18 - 20.43

  MIST Lord Abbett Bond          2014      5.69         0.75 - 2.35           2.39 - 4.23
     Debenture Sub-Account       2013      6.79         0.75 - 2.35           5.47 - 7.25
                                 2012      7.24         0.75 - 2.35         10.31 - 12.23
                                 2011      6.07         0.75 - 2.35           2.04 - 3.94
                                 2010      6.32         0.75 - 2.35         10.34 - 12.22

  MIST Met/Eaton Vance           2014      3.36         1.30 - 2.35       (1.60) - (0.57)
     Floating Rate Sub-Account   2013      3.46         1.30 - 2.35           1.42 - 2.50
     (Commenced 5/3/2010)        2012      3.04         1.30 - 2.35           4.83 - 5.94
                                 2011      2.21         1.30 - 2.20         (0.16) - 0.69
                                 2010        --         1.30 - 2.15           1.71 - 2.30

  MIST Met/Franklin Low          2014      2.11         0.75 - 2.20         (1.14) - 0.30
     Duration Total Return       2013      1.37         0.75 - 2.20         (1.04) - 0.40
     Sub-Account                 2012      1.86         0.75 - 2.20           2.11 - 3.61
     (Commenced 5/2/2011)        2011        --         0.75 - 2.05       (2.63) - (1.79)

  MIST Met/Templeton             2014      4.55         0.75 - 1.80         (0.66) - 0.38
     International Bond          2013      1.99         0.75 - 1.80         (0.77) - 0.28
     Sub-Account                 2012      9.65         0.75 - 1.80         12.24 - 13.43
                                 2011      6.06         0.75 - 1.80       (2.10) - (1.07)
                                 2010      0.37         0.75 - 1.80          4.20 - 12.08

  MIST MetLife Asset             2014      0.73         0.75 - 2.35           2.65 - 4.30
     Allocation 100 Sub-Account  2013      0.76         0.75 - 2.35         26.50 - 28.54
                                 2012      0.64         0.75 - 2.35         14.02 - 15.87
                                 2011      1.12         0.75 - 2.35       (7.96) - (6.47)
                                 2010      1.21         0.75 - 2.35         13.80 - 15.63

  MIST MetLife Balanced Plus     2014      1.75         0.75 - 2.20           7.26 - 8.83
     Sub-Account                 2013      1.17         0.75 - 2.20         11.87 - 13.51
     (Commenced 1/3/2012)        2012        --         0.75 - 2.20          4.08 - 12.26

  MIST MetLife Multi-Index       2014        --         0.75 - 2.10           6.99 - 8.44
     Targeted Risk Sub-Account   2013      0.40         0.75 - 1.95          4.18 - 12.10
     (Commenced 11/12/2012 and
     began transactions in 2013)

  MIST MetLife Small Cap         2014      0.05         1.30 - 2.35         (0.65) - 0.55
     Value Sub-Account           2013      0.96         1.30 - 2.35         29.37 - 30.97
                                 2012        --         1.30 - 2.35         15.23 - 16.62
                                 2011      1.12         1.30 - 2.35      (11.09) - (9.96)
                                 2010      1.22         1.30 - 2.35         17.11 - 18.47

  MIST MFS Emerging Markets      2014      0.85         0.75 - 2.35       (8.69) - (7.22)
     Equity Sub-Account          2013      1.08         0.75 - 2.35       (7.19) - (5.69)
                                 2012      0.76         0.75 - 2.35         16.12 - 18.00
                                 2011      1.48         0.75 - 2.35     (20.59) - (19.31)
                                 2010      1.00         0.75 - 2.35         20.79 - 22.72

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST MFS Research              2014     7,049,593    14.15 - 24.32     119,840,057
     International Sub-Account   2013     7,613,604    15.55 - 26.30     141,100,546
                                 2012     8,474,288    13.34 - 22.18     133,415,326
                                 2011     9,028,217    11.69 - 19.12     123,865,118
                                 2010     9,354,056    13.39 - 21.53     146,069,481

  MIST Morgan Stanley Mid Cap    2014     3,399,968    17.49 - 20.95      66,846,250
     Growth Sub-Account          2013     3,870,199    17.65 - 20.86      76,130,580
                                 2012     4,428,112    12.94 - 15.10      63,342,932
                                 2011     4,659,921    12.07 - 13.90      61,573,810
                                 2010     4,818,910    13.21 - 15.02      68,961,080

  MIST Oppenheimer Global        2014     2,653,328     1.18 - 28.59      47,270,650
     Equity Sub-Account          2013     2,701,413     1.16 - 28.20      51,152,278
                                 2012     1,019,300    18.63 - 22.35      21,942,397
                                 2011     1,147,037    15.67 - 18.58      20,591,996
                                 2010     1,132,139    17.43 - 20.44      22,327,452

  MIST PanAgora Global           2014        88,081      1.03 - 1.04          91,098
     Diversified Risk
     Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014     6,336,733    13.20 - 15.91      94,603,086
     Protected Bond Sub-Account  2013     7,016,914    13.13 - 15.58     102,943,846
                                 2012     7,448,982    14.82 - 17.30     121,500,435
                                 2011     7,526,508    13.90 - 15.97     113,654,208
                                 2010     7,113,170    12.81 - 14.48      97,212,565

  MIST PIMCO Total Return        2014    24,952,895    15.92 - 19.95     459,097,636
     Sub-Account                 2013    28,505,547    15.63 - 19.26     508,804,270
                                 2012    31,210,077    16.29 - 19.76     572,578,074
                                 2011    32,853,798    15.25 - 18.19     558,129,340
                                 2010    30,861,530    15.12 - 17.74     512,523,271

  MIST Pioneer Fund              2014     3,916,919    15.90 - 31.98      93,861,327
     Sub-Account                 2013     4,579,355    14.50 - 28.98      99,844,002
                                 2012     5,289,087    11.05 - 21.94      87,399,431
                                 2011     5,949,995    10.14 - 19.99      88,342,563
                                 2010     6,459,343    10.77 - 21.10     100,019,549

  MIST Pioneer Strategic         2014       801,592    13.62 - 33.59      18,060,018
     Income Sub-Account          2013       754,973    13.33 - 32.36      16,641,496
                                 2012       624,096    13.43 - 32.11      14,636,515
                                 2011       610,107    12.32 - 28.98      12,748,172
                                 2010       420,179    12.19 - 28.18       9,868,843

  MIST Pyramis Government        2014       451,201    10.71 - 11.19       5,010,596
     Income Sub-Account          2013       438,370    10.11 - 10.48       4,570,971
     (Commenced 1/3/2012)        2012       544,311    10.81 - 11.06       5,996,997

  MIST Pyramis Managed Risk      2014       515,673    11.36 - 11.65       5,915,908
     Sub-Account                 2013       331,304    10.69 - 10.80       3,558,035
     (Commenced 4/29/2013)

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MFS Research              2014      2.28         0.75 - 2.25       (9.02) - (7.52)
     International Sub-Account   2013      2.60         0.75 - 2.35         16.49 - 18.57
                                 2012      1.96         0.75 - 2.35         13.98 - 15.98
                                 2011      1.94         0.75 - 2.35     (12.79) - (11.19)
                                 2010      1.75         0.75 - 2.35          8.83 - 10.71

  MIST Morgan Stanley Mid Cap    2014      0.01         0.75 - 1.90         (0.89) - 0.43
     Growth Sub-Account          2013      0.65         0.75 - 1.90         36.41 - 38.12
                                 2012        --         0.75 - 1.90           7.21 - 8.62
                                 2011      0.61         0.75 - 1.90       (8.67) - (7.45)
                                 2010      0.03         0.75 - 1.90         29.60 - 31.28

  MIST Oppenheimer Global        2014      0.83         0.75 - 1.90           0.22 - 1.54
     Equity Sub-Account          2013      1.02         0.75 - 1.90         15.71 - 26.16
                                 2012      1.40         0.75 - 1.90         18.88 - 20.27
                                 2011      1.75         0.75 - 1.90      (10.12) - (9.09)
                                 2010      1.31         0.75 - 1.90         13.75 - 15.06

  MIST PanAgora Global           2014      0.42         0.75 - 1.70           3.37 - 4.04
     Diversified Risk
     Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014      1.54         0.75 - 2.35           0.50 - 2.12
     Protected Bond Sub-Account  2013      2.16         0.75 - 2.35      (11.38) - (9.95)
                                 2012      3.02         0.75 - 2.35           6.58 - 8.31
                                 2011      1.61         0.75 - 2.35          8.56 - 10.31
                                 2010      2.31         0.75 - 2.35           5.26 - 6.96

  MIST PIMCO Total Return        2014      2.36         0.75 - 2.35           1.77 - 3.61
     Sub-Account                 2013      4.27         0.75 - 2.35       (4.19) - (2.55)
                                 2012      3.17         0.75 - 2.35           6.72 - 8.63
                                 2011      2.67         0.75 - 2.35           0.78 - 2.55
                                 2010      3.54         0.75 - 2.35           5.65 - 7.50

  MIST Pioneer Fund              2014      1.67         0.75 - 2.20          8.52 - 10.33
     Sub-Account                 2013      3.25         0.75 - 2.20         29.83 - 32.08
                                 2012      1.52         0.75 - 1.95           8.23 - 9.76
                                 2011      1.23         0.75 - 1.95       (6.70) - (5.26)
                                 2010      0.90         0.75 - 2.20         13.41 - 15.35

  MIST Pioneer Strategic         2014      4.87         0.75 - 2.20           2.17 - 3.80
     Income Sub-Account          2013      4.55         0.75 - 2.20         (0.80) - 0.79
                                 2012      4.74         0.75 - 2.20          9.02 - 10.79
                                 2011      4.46         0.75 - 2.20           1.22 - 2.86
                                 2010      4.43         0.75 - 2.15          4.78 - 11.34

  MIST Pyramis Government        2014      2.52         0.75 - 1.95           5.48 - 6.75
     Income Sub-Account          2013      1.54         0.75 - 2.10       (6.50) - (5.23)
     (Commenced 1/3/2012)        2012      0.01         0.75 - 2.10           1.07 - 2.37

  MIST Pyramis Managed Risk      2014        --         0.75 - 2.20           6.28 - 7.83
     Sub-Account                 2013      1.43         0.75 - 2.20           4.69 - 5.72
     (Commenced 4/29/2013)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST Schroders Global         2014     7,987,625      1.21 - 1.25       9,869,799
     Multi-Asset Sub-Account    2013     8,352,078      1.14 - 1.17       9,704,669
     (Commenced 4/30/2012)      2012     5,045,943      1.06 - 1.07       5,397,219

  MIST SSgA Growth and Income   2014    10,537,079    13.98 - 15.99     161,695,055
     ETF Sub-Account            2013    11,486,433    13.50 - 15.22     168,487,815
                                2012    12,363,629    12.22 - 13.58     162,452,437
                                2011    12,724,330    11.07 - 12.13     149,799,689
                                2010    10,621,952    11.20 - 12.09     124,729,784

  MIST SSgA Growth ETF          2014     3,836,551    13.85 - 15.84      56,855,881
     Sub-Account                2013     4,117,987    13.44 - 15.14      58,808,947
                                2012     4,134,490    11.63 - 12.92      50,750,185
                                2011     4,414,150    10.44 - 11.32      47,811,625
                                2010     4,136,142    10.88 - 11.65      46,397,024

  MIST T. Rowe Price Large Cap  2014     7,848,070    24.91 - 94.21     637,621,963
     Value Sub-Account          2013     9,112,590    22.13 - 83.67     661,694,916
                                2012    10,675,620    16.64 - 62.93     586,755,456
                                2011    12,522,601    14.19 - 53.66     590,684,856
                                2010    14,134,367    14.87 - 56.24     702,128,967

  MIST T. Rowe Price Mid Cap    2014     4,901,860    15.22 - 18.30      81,905,190
     Growth Sub-Account         2013     5,748,937    13.81 - 16.36      86,470,627
                                2012     6,292,266    10.34 - 12.08      70,400,134
                                2011     6,972,220     9.30 - 10.72      69,666,727
                                2010     8,396,880     9.67 - 10.99      86,739,534

  MIST WMC Large Cap Research   2014       469,413    14.11 - 17.11       7,846,047
     Sub-Account                2013       529,861    12.68 - 15.20       7,879,461
                                2012       593,073     9.63 - 11.41       6,609,137
                                2011       526,928     8.66 - 10.15       5,254,597
                                2010       264,061     8.81 - 10.21       2,642,554

  MSF Baillie Gifford           2014     1,494,334     8.99 - 15.78      18,395,360
     International Stock        2013     1,512,891     9.52 - 16.46      19,482,882
     Sub-Account                2012       407,507     8.38 - 14.42       5,455,286
                                2011       430,001     7.11 - 12.18       4,882,027
                                2010       457,537     9.00 - 15.39       6,585,095

  MSF Barclays Aggregate Bond   2014       288,515     1.79 - 18.62       4,852,862
     Index Sub-Account          2013       216,740     1.71 - 17.79       3,330,462
                                2012       192,855    14.98 - 17.02       3,109,297
                                2011       175,717    14.79 - 16.65       2,752,709
                                2010       133,054    14.11 - 15.74       1,975,112

  MSF BlackRock Bond Income     2014     1,410,212    51.53 - 73.91      97,653,432
     Sub-Account                2013     1,437,795    49.17 - 69.72      93,928,276
                                2012     1,413,863    50.63 - 70.96      93,742,723
                                2011     1,437,066    48.10 - 66.65      89,516,238
                                2010     1,330,597    46.11 - 63.17      78,335,454

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Schroders Global         2014      1.29         0.75 - 2.20           5.39 - 6.93
     Multi-Asset Sub-Account    2013      0.01         0.75 - 2.20           7.72 - 9.29
     (Commenced 4/30/2012)      2012      1.42         0.75 - 2.00           5.25 - 6.14

  MIST SSgA Growth and Income   2014      2.26         0.75 - 2.20           3.51 - 5.02
     ETF Sub-Account            2013      2.51         0.75 - 2.20         10.47 - 12.09
                                2012      2.36         0.75 - 2.20         10.38 - 12.00
                                2011      1.68         0.75 - 2.20         (1.13) - 0.31
                                2010      1.27         0.75 - 2.20          9.80 - 11.40

  MIST SSgA Growth ETF          2014      1.88         0.75 - 2.20           3.09 - 4.59
     Sub-Account                2013      2.05         0.75 - 2.20         15.50 - 17.19
                                2012      1.95         0.75 - 2.20         12.52 - 14.17
                                2011      1.58         0.75 - 2.05       (4.12) - (2.86)
                                2010      1.51         0.75 - 2.05         11.84 - 13.30

  MIST T. Rowe Price Large Cap  2014      1.42         0.75 - 2.35         10.65 - 12.60
     Value Sub-Account          2013      1.63         0.75 - 2.35         30.67 - 32.96
                                2012      1.56         0.75 - 2.35         15.22 - 17.27
                                2011      0.75         0.75 - 2.35       (6.24) - (4.58)
                                2010      1.14         0.75 - 2.35         14.30 - 16.33

  MIST T. Rowe Price Mid Cap    2014        --         0.85 - 2.35         10.16 - 11.82
     Growth Sub-Account         2013      0.23         0.85 - 2.35         33.41 - 35.42
                                2012        --         0.85 - 2.35         11.03 - 12.72
                                2011        --         0.85 - 2.35       (3.93) - (2.48)
                                2010        --         0.85 - 2.35         24.72 - 26.60

  MIST WMC Large Cap Research   2014      0.72         0.75 - 1.90         11.28 - 12.57
     Sub-Account                2013      1.19         0.75 - 1.90         31.65 - 33.17
                                2012      0.95         0.75 - 1.90         11.18 - 12.47
                                2011      0.81         0.75 - 1.90       (1.71) - (0.58)
                                2010      0.86         0.75 - 1.90         10.25 - 11.53

  MSF Baillie Gifford           2014      1.24         0.85 - 2.35       (5.59) - (4.16)
     International Stock        2013      0.52         0.85 - 2.35          9.60 - 14.16
     Sub-Account                2012      1.11         0.85 - 1.90         17.11 - 18.35
                                2011      1.58         0.85 - 1.90     (21.63) - (20.81)
                                2010      1.39         0.85 - 1.90           4.85 - 5.96

  MSF Barclays Aggregate Bond   2014      2.64         0.75 - 2.20           3.17 - 4.67
     Index Sub-Account          2013      3.04         0.75 - 2.20       (4.69) - (3.74)
                                2012      3.51         1.30 - 2.20           1.32 - 2.24
                                2011      3.07         1.30 - 2.20           4.83 - 5.77
                                2010      3.58         1.30 - 2.20           3.35 - 4.29

  MSF BlackRock Bond Income     2014      3.26         0.75 - 1.90           4.80 - 6.01
     Sub-Account                2013      3.75         0.75 - 1.90       (2.87) - (1.75)
                                2012      2.52         0.75 - 1.90           5.25 - 6.48
                                2011      3.71         0.75 - 1.90           4.31 - 5.51
                                2010      3.57         0.75 - 1.90           6.04 - 7.26

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MSF BlackRock Capital           2014     1,975,533     1.93 - 53.96      10,873,841
     Appreciation Sub-Account     2013     2,475,614     1.80 - 49.93      11,748,732
                                  2012     2,764,842     1.36 - 37.48       9,869,170
                                  2011     3,186,827     1.20 - 33.02       9,935,283
                                  2010     3,626,675     1.34 - 36.53      10,802,846

  MSF BlackRock Money Market      2014     8,144,077     8.92 - 10.95      79,776,703
     Sub-Account                  2013     9,792,353     9.13 - 11.03      97,827,704
                                  2012    11,671,729     9.33 - 11.11     118,277,869
                                  2011    12,722,462     9.55 - 11.20     130,635,278
                                  2010    12,146,399     9.77 - 11.28     126,563,583

  MSF Frontier Mid Cap Growth     2014       512,550    17.69 - 19.79       9,719,764
     Sub-Account                  2013       595,060    16.33 - 18.08      10,360,655
     (Commenced 4/29/2013)

  MSF Jennison Growth             2014     8,732,588     8.41 - 24.45     137,871,330
     Sub-Account                  2013    10,101,961     7.84 - 22.67     148,420,105
                                  2012    11,335,513     5.81 - 16.72     123,848,829
                                  2011     4,345,644     5.10 - 14.60      49,789,424
                                  2010     4,903,257     5.16 - 14.69      56,877,740

  MSF Loomis Sayles Small Cap     2014       920,263    16.14 - 18.89      16,437,900
     Growth Sub-Account           2013     1,040,645    16.30 - 18.86      18,599,238
                                  2012     1,207,677    11.19 - 12.80      14,713,432
                                  2011     1,364,085    10.29 - 11.63      15,165,191
                                  2010     1,509,481    10.21 - 11.41      16,497,569

  MSF Met/Artisan Mid Cap         2014     1,977,751    19.30 - 21.88      41,046,463
     Value Sub-Account            2013     2,247,174    19.41 - 21.81      46,665,594
                                  2012     2,399,851    14.54 - 16.18      37,104,282
                                  2011     2,732,053    13.33 - 14.69      38,493,096
                                  2010     3,104,102    12.80 - 13.98      41,776,284

  MSF Met/Dimensional             2014       177,587    18.24 - 19.95       3,407,349
     International Small Company  2013       180,142    19.99 - 21.54       3,758,039
     Sub-Account                  2012       132,829    16.05 - 17.01       2,209,316
                                  2011       165,015    13.88 - 14.54       2,355,244
                                  2010       128,511    16.95 - 17.49       2,210,341

  MSF MetLife Asset               2014       459,058    13.22 - 15.22       6,509,122
     Allocation 20 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014    84,501,252    13.43 - 15.80   1,268,860,895
     Allocation 40 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014   168,298,033    13.65 - 16.95   2,696,470,979
     Allocation 60 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014   113,396,391    13.81 - 17.57   1,801,099,928
     Allocation 80 Sub-Account
     (Commenced 4/28/2014)

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Capital           2014      0.06         0.75 - 1.90           6.85 - 8.08
     Appreciation Sub-Account     2013      0.84         0.75 - 1.90         31.69 - 33.22
                                  2012      0.32         0.75 - 1.90         12.21 - 13.51
                                  2011      0.19         0.75 - 1.80      (10.57) - (9.63)
                                  2010      0.23         0.75 - 1.80         17.68 - 18.93

  MSF BlackRock Money Market      2014        --         0.75 - 2.35       (2.32) - (0.75)
     Sub-Account                  2013        --         0.75 - 2.35       (2.32) - (0.75)
                                  2012        --         0.75 - 2.35       (2.34) - (0.75)
                                  2011        --         0.75 - 2.35       (2.32) - (0.74)
                                  2010        --         0.75 - 2.35       (2.32) - (0.75)

  MSF Frontier Mid Cap Growth     2014        --         1.30 - 2.35           8.30 - 9.44
     Sub-Account                  2013        --         1.30 - 2.35         19.21 - 20.07
     (Commenced 4/29/2013)

  MSF Jennison Growth             2014      0.05         0.75 - 2.35           6.22 - 7.93
     Sub-Account                  2013      0.23         0.75 - 2.35         33.56 - 35.71
                                  2012      0.01         0.75 - 2.35        (3.90) - 14.69
                                  2011      0.06         0.75 - 2.35       (2.11) - (0.53)
                                  2010      0.41         0.75 - 2.35          8.74 - 10.49

  MSF Loomis Sayles Small Cap     2014        --         0.75 - 1.90         (0.97) - 0.18
     Growth Sub-Account           2013        --         0.75 - 1.90         45.59 - 47.27
                                  2012        --         0.75 - 1.90          8.80 - 10.06
                                  2011        --         0.75 - 1.90           0.82 - 1.98
                                  2010        --         0.75 - 1.90         28.88 - 30.36

  MSF Met/Artisan Mid Cap         2014      0.53         1.30 - 2.35         (0.69) - 0.36
     Value Sub-Account            2013      0.76         1.30 - 2.35         33.34 - 34.75
                                  2012      0.79         1.30 - 2.35          8.98 - 10.13
                                  2011      0.78         1.30 - 2.35           4.02 - 5.11
                                  2010      0.59         1.30 - 2.35         12.09 - 13.28

  MSF Met/Dimensional             2014      2.05         0.75 - 2.20       (8.73) - (7.39)
     International Small Company  2013      1.43         0.75 - 2.20         24.83 - 26.65
     Sub-Account                  2012      2.31         0.75 - 2.15         15.38 - 17.02
                                  2011      2.33         0.75 - 2.15     (18.07) - (16.88)
                                  2010      1.32         0.75 - 2.20         19.74 - 21.67

  MSF MetLife Asset               2014        --         0.75 - 2.20           1.43 - 2.43
     Allocation 20 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014        --         0.75 - 2.35           2.14 - 3.25
     Allocation 40 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014        --         0.75 - 2.35           2.91 - 4.03
     Allocation 60 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014        --         0.75 - 2.35           3.51 - 4.63
     Allocation 80 Sub-Account
     (Commenced 4/28/2014)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MSF MetLife Mid Cap Stock    2014       215,497    23.48 - 27.35       5,502,778
     Index Sub-Account         2013       181,460    22.01 - 25.37       4,308,813
                               2012       157,701    17.30 - 19.36       2,885,826
                               2011       128,329    15.08 - 16.72       2,022,706
                               2010        59,087    15.77 - 17.33         972,206

  MSF MetLife Stock Index      2014     2,387,218    15.06 - 19.94      45,315,772
     Sub-Account               2013     2,514,826    13.47 - 17.86      42,940,270
                               2012     2,675,025    10.35 - 13.74      35,257,651
                               2011     2,855,765     9.06 - 12.06      33,187,748
                               2010     2,900,545     9.03 - 12.02      33,773,010

  MSF MFS Total Return         2014     2,313,121    16.79 - 73.57     102,015,958
     Sub-Account               2013     2,545,086    15.78 - 68.40     106,290,336
                               2012     2,882,861    13.54 - 58.06     101,343,003
                               2011     3,108,333    12.38 - 52.56      97,826,866
                               2010     3,364,172    12.34 - 51.83     100,678,402

  MSF MFS Value Sub-Account    2014     7,443,156    13.03 - 26.79     192,672,878
                               2013     8,446,113    12.05 - 24.41     199,810,139
                               2012     2,908,311    15.39 - 18.17      51,556,774
                               2011     2,696,793    13.48 - 15.74      41,535,628
                               2010     1,862,563    13.65 - 15.76      28,735,680

  MSF MSCI EAFE Index          2014       186,586    12.30 - 14.23       2,553,009
     Sub-Account               2013       133,676    13.53 - 15.39       1,975,130
                               2012       115,412    11.38 - 12.84       1,428,217
                               2011        69,134     9.86 - 11.03         732,359
                               2010        52,435    11.54 - 12.79         639,986

  MSF Neuberger Berman         2014     2,001,920     1.25 - 27.08      45,538,005
     Genesis Sub-Account       2013     2,231,279     1.26 - 27.36      51,389,551
                               2012        86,174    17.28 - 18.63       1,568,334
                               2011        96,711    16.05 - 17.19       1,630,216
                               2010       118,405    15.50 - 16.51       1,918,839

  MSF Russell 2000 Index       2014       206,428    23.42 - 27.09       5,229,295
     Sub-Account               2013       205,392    22.86 - 26.21       5,051,812
                               2012       120,336    16.92 - 19.22       2,196,528
                               2011        93,349    14.92 - 16.80       1,492,191
                               2010        53,368    16.04 - 17.79         896,513

  MSF T. Rowe Price Large Cap  2014     3,204,113     8.64 - 26.75      66,005,148
     Growth Sub-Account        2013     3,562,045     8.12 - 24.73      69,174,300
                               2012     2,780,202    14.98 - 17.92      44,701,193
                               2011     3,161,388    12.87 - 15.19      43,429,966
                               2010     3,645,167    12.97 - 15.50      51,472,039

  MSF T. Rowe Price Small Cap  2014       375,563    28.35 - 35.52      11,725,054
     Growth Sub-Account        2013       429,823    27.09 - 33.51      12,760,475
                               2012       487,872    19.15 - 23.38      10,185,329
                               2011       554,041    16.84 - 20.29      10,132,259
                               2010       606,868    16.92 - 20.11      11,089,062

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Mid Cap Stock    2014      0.77         1.30 - 2.35           6.68 - 7.80
     Index Sub-Account         2013      0.93         1.30 - 2.35         29.67 - 31.04
                               2012      0.70         1.30 - 2.20         14.70 - 15.74
                               2011      0.64         1.30 - 2.20       (4.36) - (3.50)
                               2010      0.67         1.30 - 2.20         23.19 - 24.29

  MSF MetLife Stock Index      2014      1.51         1.30 - 2.20         10.64 - 11.79
     Sub-Account               2013      1.66         1.30 - 2.20         28.83 - 30.18
                               2012      1.58         1.30 - 2.20         12.90 - 14.14
                               2011      1.49         1.30 - 2.20         (0.58) - 0.44
                               2010      1.59         1.30 - 2.20         12.01 - 13.27

  MSF MFS Total Return         2014      2.21         0.75 - 1.90           6.32 - 7.55
     Sub-Account               2013      2.42         0.75 - 1.90         16.47 - 17.81
                               2012      2.67         0.75 - 1.90          9.20 - 10.47
                               2011      2.55         0.75 - 1.90           0.24 - 1.40
                               2010      2.81         0.75 - 1.90           7.73 - 8.98

  MSF MFS Value Sub-Account    2014      1.55         0.75 - 2.25           8.10 - 9.74
                               2013      0.65         0.75 - 2.25         17.10 - 34.37
                               2012      1.68         0.75 - 1.90         14.12 - 15.45
                               2011      1.23         0.75 - 1.90       (1.25) - (0.11)
                               2010      1.03         0.75 - 1.90          4.35 - 10.35

  MSF MSCI EAFE Index          2014      2.04         1.30 - 2.20       (8.37) - (7.54)
     Sub-Account               2013      2.44         1.30 - 2.15         18.85 - 19.87
                               2012      2.39         1.30 - 2.15         15.42 - 16.41
                               2011      2.54         1.30 - 2.15     (14.50) - (13.78)
                               2010      2.29         1.30 - 2.15           5.47 - 6.38

  MSF Neuberger Berman         2014      0.26         0.75 - 2.35       (2.62) - (0.84)
     Genesis Sub-Account       2013      0.03         0.75 - 2.35         24.94 - 37.16
                               2012      0.13         1.30 - 1.90           7.68 - 8.33
                               2011      0.59         1.30 - 1.90           3.53 - 4.15
                               2010      0.31         1.30 - 1.90         19.06 - 19.78

  MSF Russell 2000 Index       2014      0.95         1.30 - 2.20           2.45 - 3.38
     Sub-Account               2013      1.02         1.30 - 2.20         35.12 - 36.34
                               2012      0.86         1.30 - 2.20         13.41 - 14.44
                               2011      0.91         1.30 - 2.20       (6.40) - (5.56)
                               2010      0.55         1.30 - 2.15         23.85 - 24.91

  MSF T. Rowe Price Large Cap  2014      0.01         0.85 - 2.35           6.30 - 8.16
     Growth Sub-Account        2013      0.10         0.85 - 2.35         26.10 - 37.98
                               2012      0.02         0.85 - 1.90         16.43 - 17.96
                               2011      0.02         0.85 - 1.90       (3.19) - (1.95)
                               2010      0.11         0.85 - 1.90         14.55 - 16.06

  MSF T. Rowe Price Small Cap  2014      0.01         0.85 - 1.90           4.64 - 6.00
     Growth Sub-Account        2013      0.22         0.85 - 1.90         41.46 - 43.33
                               2012        --         0.85 - 1.90         13.72 - 15.19
                               2011        --         0.85 - 1.90         (0.46) - 0.91
                               2010        --         0.85 - 1.90         32.14 - 33.76

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Van Eck Global Natural     2014       301,045    13.01 - 14.23       4,214,021
     Resources Sub-Account       2013       268,347    16.38 - 17.66       4,673,270
                                 2012       313,419    15.12 - 16.07       4,971,114
                                 2011       286,505    15.07 - 15.78       4,471,552
                                 2010       117,778    18.63 - 19.08       2,219,740

  MSF Western Asset              2014       247,927    27.25 - 31.59       7,431,708
     Management Strategic Bond   2013       231,415    26.38 - 30.38       6,673,488
     Opportunities Sub-Account   2012       349,579    26.66 - 30.47      10,149,053
                                 2011       469,062    24.42 - 27.72      12,444,974
                                 2010       224,535    23.90 - 26.48       5,716,276

  MSF Western Asset              2014       363,586    15.41 - 18.48       6,249,863
     Management U.S. Government  2013       448,156    15.36 - 18.26       7,630,915
     Sub-Account                 2012       690,001    15.85 - 18.66      12,033,680
                                 2011       773,166    15.72 - 18.35      13,347,083
                                 2010       770,956    15.27 - 17.66      12,855,065

  MSF WMC Core Equity            2014     9,536,001    17.28 - 57.51     215,500,540
     Opportunities Sub-Account   2013    11,167,683    16.00 - 52.46     231,721,832
                                 2012    12,607,989    12.26 - 39.59     199,635,905
                                 2011    14,326,344    11.12 - 35.39     203,251,430
                                 2010    16,224,420    11.87 - 37.21     239,139,043

  PIMCO VIT High Yield           2014       311,582    19.17 - 21.19       6,384,603
     Sub-Account                 2013       360,577    18.91 - 20.77       7,251,876
                                 2012       431,112    18.22 - 19.90       8,310,003
                                 2011       440,506    16.25 - 17.64       7,552,704
                                 2010       775,054    16.03 - 17.30      13,052,532

  PIMCO VIT Low Duration         2014       580,004    14.11 - 15.52       8,692,822
     Sub-Account                 2013       616,336    14.26 - 15.59       9,300,726
                                 2012       761,796    14.56 - 15.82      11,694,147
                                 2011       803,010    14.02 - 15.14      11,835,685
                                 2010       881,366    14.13 - 15.17      13,029,268

  Putnam VT Equity Income        2014       910,786    25.22 - 28.84      25,431,923
     Sub-Account                 2013     1,082,521    22.81 - 25.79      27,161,854
                                 2012     1,285,126    17.56 - 19.63      24,604,839
                                 2011     1,542,735    15.00 - 16.57      25,013,816
                                 2010     1,782,492    15.00 - 16.38      28,653,373

  Putnam VT Multi-Cap Growth     2014        98,391    19.91 - 25.88       2,136,321
     Sub-Account                 2013       127,086    17.86 - 23.10       2,459,478
     (Commenced 9/27/2010)       2012       152,212    13.33 - 17.16       2,195,814
                                 2011       176,234    11.62 - 14.89       2,195,254
                                 2010       187,842    12.47 - 15.89       2,493,260

  Russell Aggressive Equity      2014        74,169    20.67 - 20.72       1,533,014
     Sub-Account                 2013        78,396    20.64 - 20.69       1,617,960
                                 2012       104,956    14.95 - 14.99       1,569,025
                                 2011       142,278    13.09 - 13.12       1,862,216
                                 2010       184,010    13.85 - 13.89       2,549,525

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Van Eck Global Natural     2014      0.26         0.75 - 2.20     (20.59) - (19.43)
     Resources Sub-Account       2013      0.63         0.75 - 2.20           8.34 - 9.93
                                 2012        --         0.75 - 2.20           0.33 - 1.81
                                 2011      1.07         0.75 - 2.20     (18.49) - (17.29)
                                 2010      0.27         0.75 - 1.85         17.26 - 27.36

  MSF Western Asset              2014      5.28         1.30 - 1.90           3.31 - 4.00
     Management Strategic Bond   2013      4.87         1.30 - 1.90       (1.07) - (0.31)
     Opportunities Sub-Account   2012      3.42         1.30 - 1.90           9.19 - 9.94
                                 2011      4.33         1.30 - 1.90           3.85 - 4.67
                                 2010      5.97         1.30 - 1.80         10.45 - 11.16

  MSF Western Asset              2014      1.73         1.30 - 2.20           0.32 - 1.23
     Management U.S. Government  2013      2.12         1.30 - 2.20       (3.06) - (2.19)
     Sub-Account                 2012      1.91         1.30 - 2.20           0.79 - 1.71
                                 2011      1.22         1.30 - 2.20           2.98 - 3.91
                                 2010      2.42         1.30 - 2.20           3.20 - 4.13

  MSF WMC Core Equity            2014      0.57         0.75 - 2.35           7.88 - 9.62
     Opportunities Sub-Account   2013      1.27         0.75 - 2.35         30.43 - 32.53
                                 2012      0.71         0.75 - 2.35         10.07 - 11.86
                                 2011      1.03         0.75 - 2.35       (6.40) - (4.89)
                                 2010      0.90         0.75 - 2.35          9.22 - 10.98

  PIMCO VIT High Yield           2014      5.29         1.30 - 1.90           1.39 - 2.01
     Sub-Account                 2013      5.46         1.30 - 1.90           3.74 - 4.37
                                 2012      5.78         1.30 - 1.90         12.14 - 12.81
                                 2011      6.66         1.30 - 1.90           1.40 - 2.01
                                 2010      7.26         1.30 - 1.90         12.31 - 12.99

  PIMCO VIT Low Duration         2014      1.13         1.30 - 1.90       (1.05) - (0.45)
     Sub-Account                 2013      1.48         1.30 - 1.90       (2.01) - (1.43)
                                 2012      1.91         1.30 - 1.90           3.85 - 4.48
                                 2011      1.67         1.30 - 1.90       (0.79) - (0.20)
                                 2010      1.62         1.30 - 1.90           3.31 - 3.93

  Putnam VT Equity Income        2014      1.79         0.75 - 1.90         10.54 - 11.82
     Sub-Account                 2013      2.00         0.75 - 1.90         29.92 - 31.43
                                 2012      2.31         0.75 - 1.90         17.05 - 18.41
                                 2011      1.83         0.75 - 1.90           0.01 - 1.16
                                 2010      1.96         0.75 - 1.90         10.49 - 11.77

  Putnam VT Multi-Cap Growth     2014      0.51         1.30 - 1.90         11.35 - 12.22
     Sub-Account                 2013      0.72         1.30 - 1.90         33.87 - 34.85
     (Commenced 9/27/2010)       2012      0.45         1.30 - 1.90         14.55 - 15.45
                                 2011      0.38         1.30 - 1.90       (6.87) - (6.20)
                                 2010        --         1.30 - 1.90         15.42 - 15.69

  Russell Aggressive Equity      2014      0.25                1.40                  0.15
     Sub-Account                 2013      0.42                1.40                 38.06
                                 2012      1.04                1.40                 14.22
                                 2011      0.49                1.40                (5.53)
                                 2010      0.46                1.40         23.14 - 23.15

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------  ------------------------------------------------
                                                       UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO         NET          INCOME          LOWEST TO        LOWEST TO
                                          UNITS        HIGHEST ($)    ASSETS ($)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                       -----------  ---------------  -------------  -------------  ----------------  ---------------
  Russell Core Bond              2014      326,880    19.76 - 19.83      6,459,200      1.56               1.40                 3.99
     Sub-Account                 2013      360,963    19.00 - 19.07      6,859,528      1.41               1.40               (2.82)
                                 2012      447,192    19.55 - 19.63      8,745,140      2.32               1.40                 6.86
                                 2011      550,331    18.30 - 18.37     10,072,015      3.15               1.40                 3.23
                                 2010      649,949    17.72 - 17.79     11,522,547      3.81               1.40          8.49 - 8.50

  Russell Global Real Estate     2014       27,947    36.64 - 36.67      1,024,007      3.21               1.40                13.15
     Securities Sub-Account      2013       30,369    32.38 - 32.41        983,391      4.06               1.40                 2.21
                                 2012       37,475    31.68 - 31.71      1,187,295      4.97               1.40                25.77
                                 2011       41,404    25.19 - 25.21      1,042,972      2.29               1.40               (8.34)
                                 2010       48,366    27.48 - 27.51      1,329,209      2.17               1.40        21.21 - 21.22

  Russell Multi-Style Equity     2014      430,624    19.96 - 20.04      8,598,156      1.18               1.40                10.15
     Sub-Account                 2013      468,451    18.13 - 18.19      8,492,111      1.24               1.40                31.07
                                 2012      604,659    13.83 - 13.88      8,363,015      1.14               1.40                14.07
                                 2011      727,966    12.12 - 12.17      8,826,736      0.99               1.40               (2.92)
                                 2010      915,101    12.49 - 12.53     11,428,855      0.92               1.40        14.83 - 14.85

  Russell Non-U.S. Sub-Account   2014      183,050    16.86 - 16.92      3,086,079      1.97               1.40               (5.78)
                                 2013      196,111    17.89 - 17.96      3,509,294      2.07               1.40                20.22
                                 2012      253,272    14.88 - 14.94      3,770,152      1.77               1.40                18.14
                                 2011      291,607    12.60 - 12.64      3,674,337      1.71               1.40              (14.09)
                                 2010      356,011    14.66 - 14.72      5,221,620      0.98               1.40                 9.88

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund or portfolio net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent the annualized contract expenses of each the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Dispositions..........................................................................  34
     Note 5 -- Insurance.............................................................................  35
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  43
     Note 7 -- Reinsurance...........................................................................  46
     Note 8 -- Investments...........................................................................  54
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 117
     Note 12 -- Debt................................................................................. 120
     Note 13 -- Equity............................................................................... 120
     Note 14 -- Other Expenses....................................................................... 126
     Note 15 -- Income Tax........................................................................... 127
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 130
     Note 17 -- Related Party Transactions........................................................... 134
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 135
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 136
 Schedule IV -- Consolidated Reinsurance............................................................. 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, on November 14, 2014, MetLife Insurance Company of Connecticut was renamed MetLife Insurance Company USA and merged with MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and Exeter Reassurance Company, Ltd., all subsidiaries of MetLife, Inc. As the mergers involved entities all under common control, the accompanying consolidated financial statements have been retrospectively adjusted for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2015

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                                                             2014         2013
                                                                                         -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $46,423 and $46,988, respectively)................................................... $    50,697  $    48,824
 Equity securities available-for-sale, at estimated fair value (cost: $400 and $443,
   respectively)........................................................................         459          463
 Mortgage loans (net of valuation allowances of $25 and $35, respectively; includes
   $280 and $1,598, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       5,839        8,004
 Policy loans...........................................................................       1,194        1,246
 Real estate and real estate joint ventures (includes $93 and $0, respectively, of real
   estate held-for-sale)................................................................         894          754
 Other limited partnership interests....................................................       2,234        2,162
 Short-term investments, principally at estimated fair value............................       1,232        4,964
 Other invested assets, principally at estimated fair value.............................       4,531        5,899
                                                                                         -----------  -----------
   Total investments....................................................................      67,080       72,316
Cash and cash equivalents, principally at estimated fair value..........................       1,206        1,400
Accrued investment income (includes $2 and $9, respectively, relating to variable
  interest entities)....................................................................         501          660
Premiums, reinsurance and other receivables.............................................      21,559       19,553
Deferred policy acquisition costs and value of business acquired........................       4,890        5,691
Current income tax recoverable..........................................................         537          398
Goodwill................................................................................         381          526
Other assets............................................................................         848          943
Separate account assets.................................................................     108,861      109,814
                                                                                         -----------  -----------
     Total assets....................................................................... $   205,863  $   211,301
                                                                                         ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    28,479  $    30,603
Policyholder account balances...........................................................      35,486       37,389
Other policy-related balances...........................................................       3,320        4,130
Payables for collateral under securities loaned and other transactions..................       7,501        6,914
Long-term debt (includes $139 and $1,461, respectively, at estimated fair value,
  relating to variable interest entities)...............................................         928        2,326
Deferred income tax liability...........................................................       1,338          251
Other liabilities (includes $1 and $7, respectively, relating to variable interest
  entities).............................................................................       7,944        8,308
Separate account liabilities............................................................     108,861      109,814
                                                                                         -----------  -----------
     Total liabilities..................................................................     193,857      199,735
                                                                                         -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 and $2.50 per share; 4,000 and 40,000,000 shares
  authorized; 3,000 and 34,595,317 shares issued and outstanding, respectively..........          75           86
Additional paid-in capital..............................................................      10,855       11,506
Retained earnings (deficit).............................................................      (1,350)      (1,006)
Accumulated other comprehensive income (loss)...........................................       2,426          980
                                                                                         -----------  -----------
     Total stockholder's equity.........................................................      12,006       11,566
                                                                                         -----------  -----------
      Total liabilities and stockholder's equity........................................ $   205,863  $   211,301
                                                                                         ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Revenues
Premiums............................................................. $   1,152  $     689  $   2,215
Universal life and investment-type product policy fees...............     3,193      3,130      3,014
Net investment income................................................     2,669      2,999      3,060
Other revenues.......................................................       539        610        626
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......        (6)        (9)       (54)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................        (6)       (11)         3
 Other net investment gains (losses).................................      (457)        47        241
                                                                      ---------  ---------  ---------
   Total net investment gains (losses)...............................      (469)        27        190
 Net derivative gains (losses).......................................      (181)       441     (2,345)
                                                                      ---------  ---------  ---------
     Total revenues..................................................     6,903      7,896      6,760
                                                                      ---------  ---------  ---------
Expenses
Policyholder benefits and claims.....................................     2,764      3,147      4,321
Interest credited to policyholder account balances...................     1,062      1,168      1,281
Goodwill impairment..................................................        33         66        394
Other expenses.......................................................     2,754      1,937      2,636
                                                                      ---------  ---------  ---------
     Total expenses..................................................     6,613      6,318      8,632
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       290      1,578     (1,872)
Provision for income tax expense (benefit)...........................        (5)       437       (813)
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations, net of income tax..........       295      1,141     (1,059)
Income (loss) from discontinued operations, net of income tax........        --         --          8
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     1,953     (2,232)       941
 Unrealized gains (losses) on derivatives............................       244       (206)         3
 Foreign currency translation adjustments............................       (50)        54        101
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), before income tax.................     2,147     (2,384)     1,045
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      (701)       808       (344)
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), net of income tax.................     1,446     (1,576)       701
                                                                      ---------  ---------  ---------
Comprehensive income (loss).......................................... $   1,741  $    (435) $    (350)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                      Accumulated
                                             Additional   Retained       Other         Total
                                   Common     Paid-in     Earnings   Comprehensive Stockholder's
                                   Stock      Capital     (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ----------  ------------- -------------
Balance at January 1, 2012
  (Note 3)...................... $      86  $     8,582  $    1,034    $   1,855    $   11,557
Dividend of subsidiary
  (Note 4)......................                               (347)                      (347)
Dividend paid to MetLife, Inc...                               (522)                      (522)
Capital contribution (Note 3)...                  2,878                                  2,878
Net income (loss)...............                             (1,051)                    (1,051)
Other comprehensive income
  (loss), net of income tax (1).                                             701           701
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2012....        86       11,460        (886)       2,556        13,216
Dividend paid to MetLife, Inc...                             (1,261)                    (1,261)
Capital contribution............                     46                                     46
Net income (loss)...............                              1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                          (1,576)       (1,576)
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2013....        86       11,506      (1,006)         980        11,566
Redemption of common stock......       (11)        (895)       (484)                    (1,390)
Dividend paid to MetLife, Inc...                               (155)                      (155)
Capital contribution............                    244                                    244
Net income (loss)...............                                295                        295
Other comprehensive income
  (loss), net of income tax.....                                           1,446         1,446
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2014.... $      75  $    10,855  $   (1,350)   $   2,426    $   12,006
                                 =========  ===========  ==========    =========    ==========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 4 and 13.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                                      2014      2013      2012
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    295  $  1,141  $ (1,051)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       30        35        33
  Amortization of premiums and accretion of discounts associated with investments, net.............     (166)     (150)     (170)
  (Gains) losses on investments and from sales of businesses, net..................................      469       (27)     (200)
  (Gains) losses on derivatives, net...............................................................    1,443     1,567     3,643
  (Income) loss from equity method investments, net of dividends or distributions..................      (11)      (82)      (43)
  Interest credited to policyholder account balances...............................................    1,062     1,168     1,281
  Universal life and investment-type product policy fees...........................................   (3,193)   (3,130)   (3,014)
  Goodwill impairment..............................................................................       33        66       394
  Change in fair value option securities...........................................................       --        --      (601)
  Change in accrued investment income..............................................................      124       146        91
  Change in premiums, reinsurance and other receivables............................................   (1,479)     (190)     (614)
  Change in deferred policy acquisition costs and value of business acquired, net..................      711      (480)     (154)
  Change in income tax.............................................................................      245       691      (798)
  Change in other assets...........................................................................    2,258     2,006     1,869
  Change in insurance-related liabilities and policy-related balances..............................    1,398     1,198     2,055
  Change in other liabilities......................................................................    1,390        31       308
  Other, net.......................................................................................      (67)       (6)       --
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,542     3,984     3,029
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   20,249    20,330    16,647
   Equity securities...............................................................................       98        69        60
   Mortgage loans..................................................................................    2,428     2,304     1,461
   Real estate and real estate joint ventures......................................................       28       104        72
   Other limited partnership interests.............................................................      255       153       220
  Purchases of:
   Fixed maturity securities.......................................................................  (24,520)  (17,068)  (18,153)
   Equity securities...............................................................................      (41)     (133)      (60)
   Mortgage loans..................................................................................     (343)     (912)     (879)
   Real estate and real estate joint ventures......................................................     (209)     (201)     (225)
   Other limited partnership interests.............................................................     (345)     (368)     (357)
  Cash received in connection with freestanding derivatives........................................      788       258       845
  Cash paid in connection with freestanding derivatives............................................   (1,991)   (3,615)   (2,126)
  Sale of business, net of cash and cash equivalents disposed of $251, $0 and $0,
   respectively....................................................................................      451        --        --
  Dividend of subsidiary...........................................................................       --        --       (53)
  Sales of loans to affiliates.....................................................................      520        --        --
  Net change in policy loans.......................................................................       52        (3)      (14)
  Net change in short-term investments.............................................................    3,581     2,060     1,273
  Net change in other invested assets..............................................................     (305)      113      (113)
  Other, net.......................................................................................       --         3        --
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................      696     3,094    (1,402)
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                              2014       2013       2012
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits...............................................................................    18,581     15,005      16,417
   Withdrawals............................................................................   (21,564)   (16,806)    (16,549)
  Net change in payables for collateral under securities loaned and other transactions....       703     (3,197)     (1,395)
  Long-term debt repaid...................................................................    (1,379)    (1,009)       (482)
  Financing element on certain derivative instruments.....................................      (414)      (197)         67
  Redemption of common stock..............................................................      (906)        --          --
  Common stock redemption premium.........................................................      (484)        --          --
  Dividends paid to MetLife, Inc..........................................................      (155)    (1,261)       (522)
  Capital contributions from MetLife, Inc.................................................       231         --         800
                                                                                           ---------  ---------  ----------
Net cash provided by (used in) financing activities.......................................    (5,387)    (7,465)     (1,664)
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.       (45)       (41)        (15)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................      (194)      (428)        (52)
Cash and cash equivalents, beginning of year..............................................     1,400      1,828       1,880
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $   1,206  $   1,400  $    1,828
                                                                                           =========  =========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................... $     116  $     199  $      331
                                                                                           =========  =========  ==========
   Income tax............................................................................. $    (221) $    (272) $       23
                                                                                           =========  =========  ==========
Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $      --  $      --  $    4,857
   Liabilities disposed...................................................................        --         --      (4,567)
                                                                                           ---------  ---------  ----------
   Net assets disposed....................................................................        --         --         290
   Cash disposed..........................................................................        --         --         (53)
   Dividend of interests in subsidiary....................................................        --         --        (237)
                                                                                           ---------  ---------  ----------
   (Gain) loss on dividend of interests in subsidiary..................................... $      --  $      --  $       --
                                                                                           =========  =========  ==========
  Capital contributions from MetLife, Inc................................................. $      13  $      46  $    2,078
                                                                                           =========  =========  ==========
  Assignment of senior notes to MetLife, Inc.............................................. $      --  $      --  $    2,000
                                                                                           =========  =========  ==========
  Transfers of fixed maturity securities to affiliates.................................... $     804  $      --  $       --
                                                                                           =========  =========  ==========
  Purchase of fixed maturity securities associated with business transfer................. $      --  $      --  $      761
                                                                                           =========  =========  ==========
  Purchase of short-term investments associated with business transfer.................... $      --  $      --  $       72
                                                                                           =========  =========  ==========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $      --  $      --  $       50
                                                                                           =========  =========  ==========

--------

(1)See Note 4.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;
  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 4 for the disposition of MetLife Europe Limited ("MetLife Europe").

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Employee Benefit Plans

   Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $235 million and $215 million at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $107 million and $105 million at December 31, 2014 and 2013, respectively. Related amortization expense was $2 million, $7 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing (ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received, and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses (including direct and digital marketing products), run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

  In the first quarter of 2014, the Company began reporting the operations of MAL as divested business. See Note 4.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                         ---------------------------------------
                                                                   Corporate
                                                                    Benefit   Corporate                         Total
Year Ended December 31, 2014                              Retail  Funding (1)  & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $  1,080   $  (26)    $    96  $  1,150 $        2   $    1,152
Universal life and investment-type product policy fees..    2,700        33        146     2,879        314        3,193
Net investment income...................................    2,062       896      (211)     2,747       (78)        2,669
Other revenues..........................................      532         5          1       538          1          539
Net investment gains (losses)...........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)...........................       --        --         --        --      (181)        (181)
                                                         --------   -------    -------  -------- ----------   ----------
  Total revenues........................................    6,374       908         32     7,314      (411)        6,903
                                                         --------   -------    -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances......      943       116         --     1,059          3        1,062
Goodwill impairment.....................................       --        --         --        --         33           33
Capitalization of DAC...................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA............................      678         2         22       702        288          990
Interest expense on debt................................        5        --         68        73         36          109
Other expenses..........................................    1,722        28        172     1,922         12        1,934
                                                         --------   -------    -------  -------- ----------   ----------
  Total expenses........................................    4,895       535        260     5,690        923        6,613
                                                         --------   -------    -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      518       129      (227)       420      (425)          (5)
                                                         --------   -------    -------  --------              ----------
Operating earnings...................................... $    961   $   244    $   (1)     1,204
                                                         ========   =======    =======
Adjustments to:.........................................
  Total revenues........................................                                   (411)
  Total expenses........................................                                   (923)
  Provision for income tax (expense) benefit............                                     425
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    295              $      295
                                                                                        ========              ==========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  175,336 $  25,080 $  5,447  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Results
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    469 $     92  $     36  $    597 $       92  $       689
Universal life and investment-type product policy fees..    2,648       35       179     2,862        268        3,130
Net investment income...................................    2,019    1,002     (151)     2,870        129        2,999
Other revenues..........................................      605        5        --       610         --          610
Net investment gains (losses)...........................       --       --        --        --         27           27
Net derivative gains (losses)...........................       --       --        --        --        441          441
                                                         -------- --------  --------  -------- ----------  -----------
  Total revenues........................................    5,741    1,134        64     6,939        957        7,896
                                                         -------- --------  --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims........................    1,087      527        13     1,627      1,520        3,147
Interest credited to policyholder account balances......    1,034      139        --     1,173        (5)        1,168
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (483)      (2)      (27)     (512)         --        (512)
Amortization of DAC and VOBA............................      586        5         1       592      (387)          205
Interest expense on debt................................        5       --        68        73        122          195
Other expenses..........................................    1,935       17        78     2,030         19        2,049
                                                         -------- --------  --------  -------- ----------  -----------
  Total expenses........................................    4,164      686       133     4,983      1,335        6,318
                                                         -------- --------  --------  -------- ----------  -----------
Provision for income tax expense (benefit)..............      585      156     (129)       612      (175)          437
                                                         -------- --------  --------  --------             -----------
Operating earnings...................................... $    992 $    292  $     60     1,344
                                                         ======== ========  ========
Adjustments to:
  Total revenues........................................                                   957
  Total expenses........................................                               (1,335)
  Provision for income tax (expense) benefit............                                   175
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $  1,141             $     1,141
                                                                                      ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2013            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  171,355 $  31,300 $  8,646  $  211,301
    Separate account assets...... $  107,726 $   2,088 $     --  $  109,814
    Separate account liabilities. $  107,726 $   2,088 $     --  $  109,814

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                     Operating Results
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2012                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      571  $     73  $  1,015 $    1,659 $       556  $     2,215
Universal life and investment-type product policy fees..      2,530        29       195      2,754         260        3,014
Net investment income...................................      1,828     1,016      (19)      2,825         235        3,060
Other revenues..........................................        621         5        --        626          --          626
Net investment gains (losses)...........................         --        --        --         --         190          190
Net derivative gains (losses)...........................         --        --        --         --     (2,345)      (2,345)
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      5,550     1,123     1,191      7,864     (1,104)        6,760
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................      1,001       496     1,101      2,598       1,723        4,321
Interest credited to policyholder account balances......      1,073       166        --      1,239          42        1,281
Goodwill impairment.....................................         --        --        --         --         394          394
Capitalization of DAC...................................      (869)       (5)      (34)      (908)          --        (908)
Amortization of DAC and VOBA............................        720        10         3        733           1          734
Interest expense on debt................................          5        --       149        154         163          317
Other expenses..........................................      2,371        21        77      2,469          24        2,493
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      4,301       688     1,296      6,285       2,347        8,632
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        433       151     (111)        473     (1,286)        (813)
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      816  $    284  $      6      1,106
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                   (1,104)
  Total expenses........................................                                   (2,347)
  Provision for income tax (expense) benefit............                                     1,286
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  (1,059)              $   (1,059)
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2014     2013     2012
                                          -------- -------- --------
                                                (In millions)
           Annuities..................... $  3,926 $  3,486 $  4,739
           Life insurance................      953      937    1,109
           Accident and health insurance.        5        6        7
                                          -------- -------- --------
            Total........................ $  4,884 $  4,429 $  5,855
                                          ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2014     2013     2012
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  4,712 $  4,158 $  4,089
                  Foreign:
                   United Kingdom.       63      128    1,608
                   Other..........      109      143      158
                                   -------- -------- --------
                     Total........ $  4,884 $  4,429 $  5,855
                                   ======== ======== ========

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 11 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Mergers (continued)


  Information regarding adjustments to stockholder's equity upon the consummation of the Mergers is as follows:

                                                                             Accumulated
                                                       Additional Retained      Other         Total
                                               Common   Paid-in   Earnings  Comprehensive Stockholder's
                                               Stock    Capital   (Deficit)    Income        Equity
                                               ------- ---------- --------- ------------- -------------
                                                                    (In millions)
Balance of MICC's equity at January 1, 2012... $    86 $   6,673  $  1,081   $    1,771     $   9,611
Balance of MLIIC's equity at January 1, 2012..       6       636       541           35         1,218
Balance of Exeter's equity at January 1, 2012.      13     1,253     (801)           49           514
Mergers adjustments (1).......................    (19)        20       213           --           214
                                               ------- ---------  --------   ----------     ---------
Balance of MetLife USA's equity at January 1,
  2012........................................ $    86 $   8,582  $  1,034   $    1,855     $  11,557
                                               ======= =========  ========   ==========     =========

--------

(1)Includes a reclassification from common stock to additional paid-in capital to eliminate MLIIC's and Exeter's common stock and an adjustment to retained earnings to eliminate reinsurance transactions among the merging companies.

  During 2012, Exeter issued $2.0 billion of preferred stock to MetLife, Inc. in exchange for MetLife, Inc.'s assumption of $2.0 billion of Exeter's senior notes. In November 2014, upon the consummation of the Mergers, the outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.'s preferred capital stock investment was added to its common capital stock investment in MetLife USA. See Note 13 for information regarding additional equity transactions.

4. Dispositions

2014 Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

2012 Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Dispositions (continued)

no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2014 and 2013.

5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2014      2013
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  42,974 $  41,020
                 Corporate Benefit Funding.    17,544    22,627
                 Corporate & Other.........     6,767     8,475
                                            --------- ---------
                  Total.................... $  67,285 $  72,122
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 6% and 3% of the Company's life insurance in-force at December 31, 2014 and 2013, respectively. Participating policies represented 39%, 36% and 28% of gross life insurance premiums for the years ended December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                       Universal and
                                                       Variable Life
                                    Annuity Contracts    Contracts
                                    ------------------ -------------
                                                         Secondary
                                     GMDBs     GMIBs    Guarantees     Total
                                    -------- --------- ------------- ---------
                                                  (In millions)
  Direct
  Balance at January 1, 2012....... $    180 $     528     $   1,036 $   1,744
  Incurred guaranteed benefits.....      119       499           332       950
  Paid guaranteed benefits.........     (39)        --            --      (39)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      260     1,027         1,368     2,655
  Incurred guaranteed benefits.....      166       128           416       710
  Paid guaranteed benefits.........     (22)        --            --      (22)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      404     1,155         1,784     3,343
  Incurred guaranteed benefits (1).      231       285           590     1,106
  Paid guaranteed benefits.........     (24)        --            --      (24)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    611 $   1,440     $   2,374 $   4,425
                                    ======== =========     ========= =========
  Net Ceded/(Assumed)
  Balance at January 1, 2012....... $  (163) $    (65)     $     727 $     499
  Incurred guaranteed benefits.....    (100)      (69)           258        89
  Paid guaranteed benefits.........       45        --            --        45
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....    (218)     (134)           985       633
  Incurred guaranteed benefits.....     (26)      (21)           327       280
  Paid guaranteed benefits.........       39        --            --        39
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....    (205)     (155)         1,312       952
  Incurred guaranteed benefits (1).      175        98           477       750
  Paid guaranteed benefits.........        1        --            --         1
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $   (29) $    (57)     $   1,789 $   1,703
                                    ======== =========     ========= =========
  Net
  Balance at January 1, 2012....... $    343 $     593     $     309 $   1,245
  Incurred guaranteed benefits.....      219       568            74       861
  Paid guaranteed benefits.........     (84)        --            --      (84)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      478     1,161           383     2,022
  Incurred guaranteed benefits.....      192       149            89       430
  Paid guaranteed benefits.........     (61)        --            --      (61)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      609     1,310           472     2,391
  Incurred guaranteed benefits (1).       56       187           113       356
  Paid guaranteed benefits.........     (25)        --            --      (25)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    640 $   1,497     $     585 $   2,722
                                    ======== =========     ========= =========

--------

(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2014       2013
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $   55,287 $   49,149
                     Equity..........     43,430     50,645
                     Bond............      5,226      4,820
                     Money Market....        801        887
                                      ---------- ----------
                      Total.......... $  104,744 $  105,501
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   112,298    $    64,550   $   129,284    $    65,753
Separate account value..................  $   107,261    $    63,206   $   108,478    $    64,275
Net amount at risk......................  $     3,151    $     1,297   $     3,148    $       678
Average attained age of contractholders.     65 years       65 years      64 years       64 years

                                                        December 31,
                                                   -----------------------
                                                      2014        2013
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,702 $     6,915
     Net amount at risk........................... $    91,204 $    96,974
     Average attained age of policyholders........    59 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $12.2 billion, $10.9 billion and $10.3 billion, respectively, and repaid $13.9 billion, $11.7 billion and $9.6 billion, respectively, of such funding agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $3.5 billion and $5.3 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2014       2013
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       55 $       64
                   FHLB of Des Moines. $       16 $       26
                   FHLB of Pittsburgh. $       24 $       20

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ---------------------
                                              December 31,
                               ------------------------------------------
                                 2014       2013       2014       2013
                               --------- ---------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     575 $      450 $  666 (2) $  808 (2)
       FHLB of Des Moines (1). $     405 $      405 $  546 (2) $  477 (2)
       Farmer Mac (3)......... $     200 $      200 $      231 $      230
       FHLB of Pittsburgh (1). $     185 $      200 $1,154 (2) $  602 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2014      2013      2012
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,325  $  1,216  $  1,079
          Less: Reinsurance recoverables.    1,235     1,124       980
                                          --------  --------  --------
         Net balance at January 1,.......       90        92        99
                                          --------  --------  --------
         Incurred related to:
          Current year...................        3         5         5
          Prior years (1)................        2         4        (2)
                                          --------  --------  --------
            Total incurred...............        5         9         3
                                          --------  --------  --------
         Paid related to:
          Current year...................       --        --        --
          Prior years....................      (12)      (11)      (10)
                                          --------  --------  --------
            Total paid...................      (12)      (11)      (10)
                                          --------  --------  --------
         Net balance at December 31,.....       83        90        92
          Add: Reinsurance recoverables..    1,400     1,235     1,124
                                          --------  --------  --------
         Balance at December 31,......... $  1,483  $  1,325  $  1,216
                                          ========  ========  ========

--------

(1)During 2014, 2013 and 2012, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $108.7 billion and $109.6 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $187 million and $179 million at December 31, 2014 and 2013, respectively. The latter category consists of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.52% and 2.59% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,795  $  4,086  $  3,893
Capitalizations..................................................      279       512       908
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (152)      219       (15)
 Other expenses..................................................     (699)     (287)     (513)
                                                                  --------  --------  --------
   Total amortization............................................     (851)      (68)     (528)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (61)       83       (28)
Disposition and other (1), (2)...................................       --       182      (159)
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,162     4,795     4,086
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      896       718     1,072
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).       (1)        5        --
 Other expenses..................................................     (138)     (142)     (206)
                                                                  --------  --------  --------
   Total amortization............................................     (139)     (137)     (206)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (29)      315      (148)
                                                                  --------  --------  --------
Balance at December 31,..........................................      728       896       718
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,890  $  5,691  $  4,804
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 4 for information on the disposition of a subsidiary.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2014     2013
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,824 $  5,659
                  Corporate Benefit Funding.        5        6
                  Corporate & Other.........       61       26
                                             -------- --------
                   Total.................... $  4,890 $  5,691
                                             ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2014     2013    2012
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  619   $  633  $  656
         Capitalization.......................      4        6      22
         Amortization.........................    (73)     (20)    (45)
         Unrealized investment gains (losses).    (28)      --      --
                                               ------   ------  ------
         Balance at December 31,.............. $  522   $  619  $  633
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  159   $  175  $  190
         Amortization.........................    (17)     (16)    (15)
                                               ------   ------  ------
         Balance at December 31,.............. $  142   $  159  $  175
                                               ======   ======  ======
         Accumulated amortization............. $   98   $   81  $   65
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $          158 $          17
          2016.......................... $          130 $          15
          2017.......................... $          105 $          14
          2018.......................... $           87 $          13
          2019.......................... $           69 $          12

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both foreign affiliates and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.1 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $7.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.8 billion, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2014      2013      2012
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,226  $  1,590  $  2,075
Reinsurance assumed...........................................       94        73       962
Reinsurance ceded.............................................   (1,168)     (974)     (822)
                                                               --------  --------  --------
   Net premiums............................................... $  1,152  $    689  $  2,215
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,610  $  3,492  $  3,210
Reinsurance assumed...........................................      398       398       390
Reinsurance ceded.............................................     (815)     (760)     (586)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  3,193  $  3,130  $  3,014
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    259  $    284  $    256
Reinsurance assumed...........................................       28         1        23
Reinsurance ceded.............................................      252       325       347
                                                               --------  --------  --------
   Net other revenues......................................... $    539  $    610  $    626
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,797  $  4,693  $  4,756
Reinsurance assumed...........................................      263       149     1,180
Reinsurance ceded.............................................   (2,296)   (1,695)   (1,615)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,764  $  3,147  $  4,321
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,125  $  1,202  $  1,303
Reinsurance assumed...........................................       76        91        87
Reinsurance ceded.............................................     (139)     (125)     (109)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,062  $  1,168  $  1,281
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,524  $  1,861  $  2,428
Reinsurance assumed...........................................      106        19        88
Reinsurance ceded.............................................      124        57       120
                                                               --------  --------  --------
   Net other expenses......................................... $  2,754  $  1,937  $  2,636
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2014                             2013
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   516  $   57 $20,986  $21,559 $   471  $  177 $18,905  $19,553
Deferred policy acquisition costs and
 value of business acquired...........   5,367     246    (723)   4,890   6,013     294    (616)   5,691
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 5,883  $  303 $20,263  $26,449 $ 6,484  $  471 $18,289  $25,244
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $27,242  $1,237 $    --  $28,479 $28,407  $2,196 $    --  $30,603
Policyholder account balances.........  34,659     827      --   35,486  36,201   1,188      --   37,389
Other policy-related balances.........     866   1,691     763    3,320     815   2,504     811    4,130
Other liabilities.....................   2,469      63   5,412    7,944   3,992     173   4,143    8,308
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $65,236  $3,818 $ 6,175  $75,229 $69,415  $6,061 $ 4,954  $80,430
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.2 billion and $5.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on reinsurance were $1 million at both December 31, 2014 and 2013.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD") and Delaware American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2014     2013     2012
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
Reinsurance assumed........................................... $    55  $    28  $   912
Reinsurance ceded.............................................    (830)    (638)    (477)
                                                               -------  -------  -------
   Net premiums............................................... $  (775) $  (610) $   435
                                                               =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $   291  $   259  $   235
Reinsurance ceded.............................................    (361)    (344)    (227)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $   (70) $   (85) $     8
                                                               =======  =======  =======
Other revenues
Reinsurance assumed........................................... $    28  $     1  $    23
Reinsurance ceded.............................................     252      325      347
                                                               -------  -------  -------
   Net other revenues......................................... $   280  $   326  $   370
                                                               =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $   229  $   137  $ 1,064
Reinsurance ceded.............................................    (942)    (673)    (581)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (713) $  (536) $   483
                                                               =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $    76  $    91  $    87
Reinsurance ceded.............................................    (139)    (125)    (109)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (63) $   (34) $   (22)
                                                               =======  =======  =======
Other expenses
Reinsurance assumed........................................... $    92  $    33  $    45
Reinsurance ceded.............................................     156       94      159
                                                               -------  -------  -------
   Net other expenses......................................... $   248  $   127  $   204
                                                               =======  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -----------------------------------
                                                               2014               2013
                                                         ----------------  -----------------
                                                         Assumed   Ceded    Assumed   Ceded
                                                         -------- -------  --------  -------
                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables............. $     45 $12,718  $    143  $11,105
Deferred policy acquisition costs and value of business
  acquired..............................................      164    (707)      203     (600)
                                                         -------- -------  --------  -------
 Total assets........................................... $    209 $12,011  $    346  $10,505
                                                         ======== =======  ========  =======
Liabilities
Future policy benefits.................................. $    593 $    --  $  1,480  $    --
Policyholder account balances...........................      827      --       (74)      --
Other policy-related balances...........................    1,689     763     2,496      811
Other liabilities.......................................       16   5,109       116    3,850
                                                         -------- -------  --------  -------
 Total liabilities...................................... $  3,125 $ 5,872  $  4,018  $ 4,661
                                                         ======== =======  ========  =======

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MetLife Europe. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits of $454 million and $649 million, other reinsurance liabilities of $2 million and $17 million, and other reinsurance payables, included in other liabilities, were $29 million and $44 million at December 31, 2014 and 2013, respectively. The Company's consolidated statement of operations reflects a loss for this agreement of $3 million, $9 million and $4 million, which includes premiums of less than $1 million, less than $1 million and $881 million and policyholder benefits of $3 million, $9 million and $885 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In October 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $675 million and $917 million at December 31, 2014 and 2013, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $564 million and $798 million at December 31, 2014 and 2013, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to this cession is included within other liabilities and was $59 million and ($14) million at December 31, 2014 and 2013, respectively. The Company's consolidated statements of operations reflect a loss for this agreement of $162 million, $50 million and $37 million for the years ended December 31, 2014, 2013 and 2012, respectively. The loss related to this agreement includes net derivative gains (losses) associated with the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

embedded derivatives of ($73) million, $20 million and ($6) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within PABs and were liabilities of $827 million and ($74) million at December 31, 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, net derivative gains (losses) included ($541) million, $2.1 billion and ($12) million, respectively, in changes in fair value of such embedded derivatives.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $323 million and $48 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($275) million, $498 million and ($107) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  On December 31, 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $54 million at December 31, 2014. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $118 million at December 31, 2014. The Company's consolidated statement of operations reflects a loss for this agreement of less than $1 million for the year ended December 31, 2014.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . Effective January 1, 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

    $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.2 billion and $5.7 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $6.0 billion and $5.7 billion at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2014                            December 31, 2013
                           --------------------------------------------- --------------------------------------------
                                         Gross Unrealized                             Gross Unrealized
                            Cost or  -----------------------              Cost or  -----------------------
                           Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI  Estimated
                             Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses Fair Value
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
                                                                 (In millions)
Fixed maturity securities
U.S. corporate............   $15,286 $1,635     $ 119    $--     $16,802   $16,860 $1,196     $ 218    $--    $17,838
U.S. Treasury and
 agency...................    14,147  1,686         7     --      15,826     8,760    337       246     --      8,851
RMBS......................     5,858    291        33     35       6,081     4,960    214        66     45      5,063
Foreign corporate.........     5,162    310        58     --       5,414     8,868    500        89     --      9,279
State and political
 subdivision..............     2,180    413         1     --       2,592     2,278    148        63     --      2,363
CMBS (1)..................     1,637     45         4     (1)      1,679     1,975     71        13     --      2,033
ABS.......................     1,546     26        10     --       1,562     2,211     36        12     --      2,235
Foreign government........       607    136         2     --         741     1,076    105        19     --      1,162
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total fixed maturity
  securities..............   $46,423 $4,542     $ 234    $34     $50,697   $46,988 $2,607     $ 726    $45    $48,824
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========
Equity securities
Common stock..............   $   176 $   60     $   3    $--     $   233   $   187 $   41     $   1    $--    $   227
Non-redeemable preferred
 stock....................       224      9         7     --         226       256      9        29     --        236
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total equity securities..   $   400 $   69     $  10    $--     $   459   $   443 $   50     $  30    $--    $   463
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at December 31, 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $14 million and $30 million with unrealized gains (losses) of $4 million and $6 million at December 31, 2014 and 2013, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   3,200 $   3,223 $   3,420 $   3,454
Due after one year through five years......    11,658    12,009     9,662    10,097
Due after five years through ten years.....     7,592     8,011     8,308     8,877
Due after ten years........................    14,932    18,132    16,452    17,065
                                            --------- --------- --------- ---------
   Subtotal................................    37,382    41,375    37,842    39,493
Structured securities (RMBS, CMBS and ABS).     9,041     9,322     9,146     9,331
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  46,423 $  50,697 $  46,988 $  48,824
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2014                         December 31, 2013
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................  $  1,346     $   45  $    685     $   74 $   2,659     $  150  $    487     $   68
U.S. Treasury and agency......     4,067          5       163          2     4,023        246        --         --
RMBS..........................       684         26       530         42     1,097         40       491         71
Foreign corporate.............     1,031         49       133          9     1,762         79       143         10
State and political
 subdivision..................        11         --        24          1       645         45        64         18
CMBS..........................       124          1        78          2       279         13         7         --
ABS...........................       334          2       231          8       707          5       108          7
Foreign government............        27          1         9          1       264         18         2          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities..................  $  7,624     $  129  $  1,853     $  139 $  11,436     $  596  $  1,302     $  175
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Common stock..................  $     11     $    3  $     --     $   -- $       2     $    1  $      8     $   --
Non-redeemable preferred stock        28          1        44          6       105         21        51          8
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities......  $     39     $    4  $     44     $    6 $     107     $   22  $     59     $    8
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..       752                  333                1,247                  317
                               =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $503 million during the year ended December 31, 2014 from $771 million to $268 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $38 million of the total $268 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 53%, were related to gross unrealized losses on seven investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $18 million, or 47%, were related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $20 million during the year ended December 31, 2014 from $30 million to $10 million. Of the $10 million, $4 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2014                   2013
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................      $  4,281   73.3%      $  5,115    63.9%
 Agricultural..................................         1,303    22.3         1,326     16.5
                                                ------------- ------- ------------- --------
   Subtotal....................................         5,584    95.6         6,441     80.4
 Valuation allowances..........................          (25)   (0.4)          (35)    (0.4)
                                                ------------- ------- ------------- --------
   Subtotal mortgage loans, net................         5,559    95.2         6,406     80.0
 Commercial mortgage loans held by CSEs -- FVO.           280     4.8         1,598     20.0
                                                ------------- ------- ------------- --------
     Total mortgage loans, net.................      $  5,839  100.0%      $  8,004   100.0%
                                                ============= ======= ============= ========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                           Evaluated Individually for Credit Losses                        Evaluated Collectively for Credit Losses
              ---------------------------------------------------------------------------- ----------------------------------------
                                                        Impaired Loans without a Valuation
              Impaired Loans with a Valuation Allowance          Allowance
              ----------------------------------------- ----------------------------------

              Unpaid Principal   Recorded   Valuation   Unpaid Principal      Recorded      Recorded            Valuation
                  Balance       Investment  Allowances      Balance          Investment    Investment           Allowances
December 31,  ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
                                                             (In millions)
2014
Commercial...           $   --      $   --       $  --            $   --         $   --     $   4,281               $   21
Agricultural.                4           3          --                --             --         1,300                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $    4      $    3       $  --            $   --         $   --     $   5,581               $   25
              ================  ==========  ==========  ================     ==========    ==========           ==========
2013
Commercial...           $   22      $   22       $   7            $   52         $   50     $   5,043               $   24
Agricultural.                4           4          --                --             --         1,322                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $   26      $   26       $   7            $   52         $   50     $   6,365               $   28
              ================  ==========  ==========  ================     ==========    ==========           ==========

                Impaired Loans
              -------------------



                        Average
              Carrying  Recorded
               Value   Investment
December 31,  -------- ----------

2014
Commercial...   $   --     $   43
Agricultural.        3          3
              -------- ----------
Total........   $    3     $   46
              ======== ==========
2013
Commercial...   $   65     $   73
Agricultural.        4          2
              -------- ----------
Total........   $   69     $   75
              ======== ==========

   The average recorded investment for commercial and agricultural mortgage loans was $67 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural   Total
                                       ---------- ------------- -------
                                                  (In millions)
         Balance at January 1, 2012...    $    60        $    3 $    63
         Provision (release)..........       (26)            --    (26)
                                       ---------- ------------- -------
         Balance at December 31, 2012.         34             3      37
         Provision (release)..........        (3)             1     (2)
                                       ---------- ------------- -------
         Balance at December 31, 2013.         31             4      35
         Provision (release)..........       (10)            --    (10)
                                       ---------- ------------- -------
         Balance at December 31, 2014.    $    21        $    4 $    25
                                       ========== ============= =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%............      113        14          --      127    3.0        134       2.9
76% to 80%............        9        --          --        9    0.2         10       0.2
Greater than 80%......       45        26          14       85    2.0         83       1.8
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                       ======== ============= ======= ======== ====== ============= ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  3,946    $  135     $   122 $  4,203  82.2%   $  4,452     83.0%
65% to 75%............      720        --          37      757   14.8        766      14.3
76% to 80%............       80        12          --       92    1.8         93       1.7
Greater than 80%......       37        26          --       63    1.2         53       1.0
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  4,783    $  173     $   159 $  5,115 100.0%   $  5,364    100.0%
                       ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,239       95.1%   $  1,256       94.7%
      65% to 75%............         64         4.9         70         5.3
                             ------------- -------- ------------- --------
       Total................   $  1,303      100.0%   $  1,326      100.0%
                             ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at December 31, 2014. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in nonaccrual status with a recorded investment of $22 million at December 31, 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, tax credit and renewable energy partnerships, operating joint ventures, leveraged leases and loans to affiliates (see " -- Related Party Investment Transactions).

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2014      2013
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (34)      (35)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      72 $      71
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 18 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all rental receivables were performing.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The deferred income tax liability related to leveraged leases was $71 million and $63 million at December 31, 2014 and 2013, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $681 million and $527 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                         Years Ended December 31,
                                                                        --------------------------
                                                                          2014     2013     2012
                                                                        -------- -------- --------
                                                                              (In millions)
Fixed maturity securities.............................................. $  4,311 $  1,884 $  5,232
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (34)     (45)     (70)
                                                                        -------- -------- --------
 Total fixed maturity securities.......................................    4,277    1,839    5,162
Equity securities......................................................       69       13        9
Derivatives............................................................      282       38      244
Short-term investments.................................................       --       --      (2)
Other..................................................................        9     (71)     (18)
                                                                        -------- -------- --------
 Subtotal..............................................................    4,637    1,819    5,395
                                                                        -------- -------- --------
Amounts allocated from:
 Future policy benefits................................................    (503)       --    (740)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (2)       --        5
 DAC, VOBA and DSI.....................................................    (403)    (287)    (690)
                                                                        -------- -------- --------
   Subtotal............................................................    (908)    (287)  (1,425)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       12       15       22
Deferred income tax benefit (expense)..................................  (1,308)    (606)  (1,423)
                                                                        -------- -------- --------
 Net unrealized investment gains (losses).............................. $  2,433 $    941 $  2,569
                                                                        ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                             2014          2013
                                                         ------------- -------------
                                                                (In millions)
Balance at January 1,................................... $        (45) $        (70)
Noncredit OTTI losses and subsequent changes recognized.             6            11
Securities sold with previous noncredit OTTI loss.......             9            23
Subsequent changes in estimated fair value..............           (4)           (9)
                                                         ------------- -------------
Balance at December 31,................................. $        (34) $        (45)
                                                         ============= =============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                        Years Ended December 31,
                                                                    --------------------------------
                                                                       2014       2013       2012
                                                                    ---------- ---------- ----------
                                                                             (In millions)
Balance at January 1,.............................................. $      941 $    2,569 $    1,971
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         11         25         65
Unrealized investment gains (losses) during the year...............      2,807    (3,601)      1,460
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................      (503)        740      (405)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (2)        (5)        (6)
 DAC, VOBA and DSI.................................................      (116)        403      (170)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (3)        (7)       (21)
 Deferred income tax benefit (expense).............................      (702)        817      (325)
                                                                    ---------- ---------- ----------
Balance at December 31,............................................ $    2,433 $      941 $    2,569
                                                                    ========== ========== ==========
 Change in net unrealized investment gains (losses)................ $    1,492 $  (1,628) $      598
                                                                    ========== ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2014       2013
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,748 $    6,180
  Estimated fair value.................................. $    6,703 $    6,226
 Cash collateral on deposit from counterparties (2)..... $    6,781 $    6,389
 Security collateral on deposit from counterparties (3). $       60 $       --
 Reinvestment portfolio -- estimated fair value......... $    6,846 $    6,392

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2014       2013
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,334 $       63
Invested assets held in trust (reinsurance agreements) (2)..................        936      2,754
Invested assets pledged as collateral (3)...................................      3,174      3,431
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   11,444 $    6,248
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2014       2013
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      653 $      667
     Carrying value (2)............................. $      504 $      508

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      102   $      260
  Cash flows expected to be collected (1).............. $       78   $      198
  Fair value of investments acquired................... $       54   $      138

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      315   $      309
   Investments purchased...............................         24           60
   Accretion recognized in earnings....................       (25)         (24)
   Disposals...........................................       (13)          (8)
   Reclassification (to) from nonaccretable difference.       (50)         (22)
                                                         ----------  ----------
   Accretable yield, December 31,...................... $      251   $      315
                                                         ==========  ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $777 million at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for the three most recent annual periods: 2014, 2013 and 2012. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $264.7 billion and $217.3 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $23.2 billion and $16.3 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $25.1 billion, $20.9 billion and $13.1 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2014     2013
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    280 $  1,598
          Accrued investment income..................        2        9
                                                      -------- --------
            Total assets............................. $    282 $  1,607
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $    139 $  1,461
          Other liabilities..........................        1        7
                                                      -------- --------
            Total liabilities........................ $    140 $  1,468
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $123 million and $120 million at estimated fair value at December 31, 2014 and 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $36 million, $122 million and $163 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $   9,322  $   9,322  $   9,331  $   9,331
 U.S. and foreign corporate.....................       526        526        494        494
Other limited partnership interests.............     1,774      2,162      1,670      2,096
Real estate joint ventures......................        47         51         41         45
Other invested assets...........................        37         47          9         44
Equity securities AFS:
 Non-redeemable preferred stock.................        19         19         18         18
                                                 ---------  ---------  ---------  ---------
   Total........................................ $  11,725  $  12,127  $  11,563  $  12,028
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million and $0 at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2014     2013    2012
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $1,954   $2,235  $2,245
  Equity securities.......................................     17       13      11
  Mortgage loans..........................................    337      360     372
  Policy loans............................................     59       57      61
  Real estate and real estate joint ventures..............     80       56      83
  Other limited partnership interests.....................    266      270     168
  Cash, cash equivalents and short-term investments.......      5        7      11
  Operating joint ventures................................      2      (5)     (2)
  Other...................................................      3      (2)     (6)
                                                            ------  ------  ------
    Subtotal..............................................  2,723    2,991   2,943
  Less: Investment expenses...............................    103      124     117
                                                            ------  ------  ------
    Subtotal, net.........................................  2,620    2,867   2,826
                                                            ------  ------  ------
 FVO securities (1).......................................     --       --      62
 FVO CSEs -- interest income -- commercial mortgage loans.     49      132     172
                                                            ------  ------  ------
    Subtotal..............................................     49      132     234
                                                            ------  ------  ------
      Net investment income............................... $2,669   $2,999  $3,060
                                                            ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the year included in net investment income for the year ended December 31, 2012.

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2014     2013     2012
                                                                         ------    -----    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation..................................................... $  (2)    $ (3)    $(16)
     Consumer...........................................................    (2)       --       --
     Finance............................................................     --      (3)      (8)
     Utility............................................................     --       --      (4)
     Communications.....................................................     --       --      (2)
     Industrial.........................................................     --       --      (1)
                                                                         ------    -----    -----
       Total U.S. and foreign corporate securities......................    (4)      (6)     (31)
   RMBS.................................................................    (8)     (14)     (20)
                                                                         ------    -----    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................   (12)     (20)     (51)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     26       61      144
                                                                         ------    -----    -----
   Total gains (losses) on fixed maturity securities                         14       41       93
                                                                         ------    -----    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................    (8)      (3)       --
   Common stock.........................................................    (7)      (2)      (9)
                                                                         ------    -----    -----
       OTTI losses on equity securities recognized in earnings..........   (15)      (5)      (9)
 Equity securities -- net gains (losses) on sales and disposals.........     14       10        9
                                                                         ------    -----    -----
   Total gains (losses) on equity securities                                (1)        5       --
                                                                         ------    -----    -----
 Mortgage loans.........................................................     17        5       26
 Real estate and real estate joint ventures.............................    (4)        2      (3)
 Other limited partnership interests....................................    (9)      (6)      (2)
 Other investment portfolio gains (losses)..............................     43      (2)     (12)
                                                                         ------    -----    -----
     Subtotal -- investment portfolio gains (losses)                         60       45      102
                                                                         ------    -----    -----
FVO CSEs:
   Commercial mortgage loans............................................   (13)     (56)        7
   Long-term debt -- related to commercial mortgage loans...............     19       88       27
Non-investment portfolio gains (losses) (1).............................  (535)     (50)       54
                                                                         ------    -----    -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)        (529)     (18)       88
                                                                         ------    -----    -----
       Total net investment gains (losses).............................. $(469)    $  27    $ 190
                                                                         ======    =====    =====

--------

(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $66 million, ($59) million and $39 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                            Years Ended December 31,
                                -------------------------------------------------
                                  2014     2013    2012    2014    2013    2012
                                -------- -------- ------- ------- ------- -------
                                Fixed Maturity Securities    Equity Securities
                                ------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 14,649 $ 11,719 $ 7,300 $    57 $    75 $    48
                                ======== ======== ======= ======= ======= =======
Gross investment gains......... $     84 $    194 $   189 $    15 $    18 $     9
Gross investment losses........     (58)    (133)    (45)     (1)     (8)      --
OTTI losses (1)................     (12)     (20)    (51)    (15)     (5)     (9)
                                -------- -------- ------- ------- ------- -------
 Net investment gains (losses). $     14 $     41 $    93 $   (1) $     5 $    --
                                ======== ======== ======= ======= ======= =======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $3 million and $8 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and, (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2014          2013
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          59 $          61
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................            --             1
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             7            12
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (9)          (15)
                                                                        ------------- -------------
Balance at December 31,................................................ $          57 $          59
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      Years Ended December 31,
                                                                     ---------------------------
                                                                        2014      2013    2012
                                                                     ---------- -------- -------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    1,441 $    874 $    --
Amortized cost of invested assets transferred to affiliates......... $    1,362 $    827 $    --
Net investment gains (losses) recognized on transfers............... $       79 $     47 $    --
Estimated fair value of invested assets transferred from affiliates. $      132 $    834 $   857

    Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In July 2014, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). The affiliated loans had an unpaid principal balance of $350 million and $125 million and were due on July 15, 2021 and December 16, 2021, respectively, and bore interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $13 million, $28 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 . In 2013, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $242 million and $364 million at December 31, 2014 and 2013, respectively. A loan with a carrying value of $110 million, at both December 31, 2014 and 2013, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $132 million and $134 million at December 31, 2014 and 2013, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. In November 2014, two mortgage loans with a total carrying value of $120 million were paid off early. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $34 million, $16 million and $17 million for the years ended December 31, 2014, 2013 and 2012, respectively. Included in net investment income for the year ended December 31, 2014, is $16 million in mortgage loan prepayment income from the two early loan payoffs described above.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $62 million, $76 million, and $78 million for years ended December 31, 2014, 2013 and 2012, respectively. The Company also had affiliated net investment income of less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2014, 2013, and 2012, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2014                            2013
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      379 $     33  $      2   $      446 $      5  $     10
  Foreign currency swaps.. Foreign currency exchange rate...         --       --        --          122       --        13
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................           379       33         2          568        5        23
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        369       81        --          537        6        32
  Interest rate forwards.. Interest rate....................        155       45        --          245        3         3
  Foreign currency swaps.. Foreign currency exchange rate...        728       56         9          574       26        38
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,252      182         9        1,356       35        73
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,631      215        11        1,924       40        96
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate swaps....... Interest rate....................     25,919    1,709       601       46,224    1,933     1,026
Interest rate floors...... Interest rate....................     16,404       83        69       19,644      112       103
Interest rate caps........ Interest rate....................      7,901       11        --        9,651       36        --
Interest rate futures..... Interest rate....................        325        1        --        5,905        9         9
Interest rate options..... Interest rate....................     29,870      446        16       17,690      131       236
Foreign currency swaps.... Foreign currency exchange rate...        672       59         4          920       53        46
Foreign currency forwards. Foreign currency exchange rate...         48        3        --        2,380        1       172
Currency futures.......... Foreign currency exchange rate...         --       --        --          365        1         1
Credit default
 swaps -- purchased....... Credit...........................         45       --         1          166       --         1
Credit default
 swaps -- written......... Credit...........................      1,924       29         1        2,263       38        --
Equity futures............ Equity market....................      3,086       34        --        5,105        1        43
Equity index options...... Equity market....................     27,212      854       613       35,011    1,329     1,047
Equity variance swaps..... Equity market....................     15,433      120       435       21,187      174       564
TRRs...................... Equity market....................      2,332       12        67        3,802       --       179
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       131,171    3,361     1,807      170,313    3,818     3,427
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  132,802 $  3,576  $  1,818   $  172,237 $  3,858  $  3,523
                                                             ========== ========  ========   ========== ========  ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 --------------------------
                                                   2014     2013     2012
                                                 -------- -------- --------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $    868 $(5,826) $(2,851)
     Embedded derivatives.......................  (1,049)    6,267      506
                                                 -------- -------- --------
      Total net derivative gains (losses)....... $  (181) $    441 $(2,345)
                                                 ======== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                         Years Ended December 31,
                                                         ------------------------
                                                         2014    2013     2012
                                                         ----   ------   ------
                                                           (In millions)
    Qualifying hedges:
     Net investment income.............................. $  4   $    2   $    2
     Interest credited to policyholder account balances.  (1)        2       18
    Non-qualifying hedges:
     Net derivative gains (losses)......................  273    (157)      172
     Policyholder benefits and claims...................   32    (292)    (120)
                                                         ----   ------   ------
       Total............................................ $308   $(445)   $   72
                                                         ====   ======   ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============
Year Ended December 31, 2012
 Interest rate derivatives..................       $  (208)       $ --       $   --
 Foreign currency exchange rate derivatives.          (290)         --           --
 Credit derivatives -- purchased............           (12)         --           --
 Credit derivatives -- written..............             42         --           --
 Equity derivatives.........................        (2,530)        (4)        (419)
                                             -------------- ---------- ------------
   Total....................................       $(2,998)       $(4)       $(419)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities....    $          1  $         (1)  $           --
                           Policyholder liabilities (1).              32           (31)               1
Foreign currency swaps:    Foreign-denominated PABs (2).              --             --              --
                                                            ------------  -------------  --------------
  Total...............................................      $         33  $        (32)  $            1
                                                            ============  =============  ==============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities....    $          7  $         (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                            ------------  -------------  --------------
  Total...............................................      $       (21)  $          17  $          (4)
                                                            ============  =============  ==============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities....    $        (3)  $           1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                            ------------  -------------  --------------
  Total...............................................      $       (42)  $          29  $         (13)
                                                            ============  =============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for both years ended December 31, 2014 and 2013 and $0 for the year ended December 31, 2012.

  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $282 million and $38 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
                          -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......   $            131    $         1    $          1  $                    --
Interest rate forwards...                 55              1               1                       --
Foreign currency swaps...                 56            (6)              --                       --
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $            242    $       (4)    $          2  $                    --
                            ================    ===========    ============  =======================
Year Ended December 31, 2013
Interest rate swaps......   $          (120)    $        --    $          1  $                    --
Interest rate forwards...               (57)              9               1                       --
Foreign currency swaps...               (17)             --              --                        1
Credit forwards..........                (1)             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $          (195)    $         9    $          2  $                     1
                            ================    ===========    ============  =======================
Year Ended December 31, 2012
Interest rate swaps......   $             21    $        --    $         --  $                     1
Interest rate forwards...                  1              1               1                       --
Foreign currency swaps...               (16)              1              --                      (1)
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $              6    $         2    $          1  $                    --
                            ================    ===========    ============  =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $13 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.3 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $28 million and $38 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2014                                     2013
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A.....................
Single name credit default
  swaps (corporate).......... $       2   $         155            2.1 $       2   $          115           2.7
Credit default swaps
  referencing indices........         1             134            1.3         6              650           1.1
                              ---------   -------------                ---------   --------------
 Subtotal....................         3             289            1.7         8              765           1.3
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         5             454            2.3         8              446           3.0
Credit default swaps
  referencing indices........        18           1,145            5.0        19            1,016           4.9
                              ---------   -------------                ---------   --------------
 Subtotal....................        23           1,599            4.2        27            1,462           4.3
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      28   $       1,924            3.8 $      38   $        2,263           3.3
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                   December 31, 2014    December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,554  $  1,767   $  3,905  $  3,476
  OTC-cleared (1)................................................       75        73         50        10
  Exchange-traded................................................       35        --         11        53
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,664     1,840      3,966     3,539
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,664     1,840      3,966     3,539
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,592)   (1,592)    (2,544)   (2,544)
  OTC-cleared....................................................     (54)      (54)        (8)       (8)
  Exchange-traded................................................       --        --        (5)       (5)
 Cash collateral: (3), (4)
  OTC-bilateral..................................................    (753)        --      (396)        --
  OTC-cleared....................................................     (21)      (18)       (40)       (2)
  Exchange-traded................................................       --        --         --      (44)
 Securities collateral: (5)
  OTC-bilateral..................................................  (1,152)     (175)      (934)     (833)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --       (3)
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     92  $      1   $     39  $    100
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $88 million and $108 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $22 million and $16 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $121 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $33 million (all of which is off-balance sheet cash collateral held in separate custodial accounts) and $54 million, respectively, and provided excess cash collateral of $30 million and $204 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $122 million and $131 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $17 million and $1 million, respectively, for its OTC-bilateral derivatives, $37 million and $30 million, respectively, for its OTC-cleared derivatives and $165 million and $81 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided Fair Value of Incremental Collateral Provided Upon
                                          ------------------- --------------------------------------------------
                                                                                    Downgrade in the Company's
                                                                                    Financial Strength Rating
                                                                  One Notch              to a Level that
                         Estimated                               Downgrade in        Triggers Full Overnight
                       Fair Value of                            the Company's          Collateralization or
                     Derivatives in Net     Fixed Maturity    Financial Strength          Termination of
                   Liability Position (1)     Securities            Rating           the Derivative Position
                   ---------------------- ------------------- ------------------    --------------------------
                                                        (In millions)
December 31, 2014          $          175      $          192      $          --            $               --
December 31, 2013          $          932      $          834      $          21            $               24

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  -----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- ---------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   217 $     123
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....      53        24
  Options embedded in debt or equity
   securities......................... Investments...............    (48)      (30)
                                                                  ------- ---------
   Net embedded derivatives within asset host contracts.......    $   222 $     117
                                                                  ======= =========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (609) $ (1,369)
  Assumed guaranteed minimum benefits. PABs......................     827     1,188
  Funds withheld on ceded reinsurance. Other liabilities.........     382        34
  Other............................... PABs......................      17         6
                                                                  ------- ---------
   Net embedded derivatives within liability host contracts...    $   617 $   (141)
                                                                  ======= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                           ---------------------------------
                                              2014        2013       2012
                                           ----------- ---------- ----------
                                                     (In millions)
    Net derivative gains (losses) (1) (2). $   (1,049) $    6,267 $      506
    Policyholder benefits and claims...... $        87 $    (139) $       71

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $73 million, ($1.0) billion and ($1.7) billion for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2014
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,447 $  1,355      $   16,802
  U.S. Treasury and agency...................................    10,226      5,600       --          15,826
  RMBS.......................................................        --      5,365      716           6,081
  Foreign corporate..........................................        --      4,704      710           5,414
  State and political subdivision............................        --      2,592       --           2,592
  CMBS.......................................................        --      1,531      148           1,679
  ABS........................................................        --      1,381      181           1,562
  Foreign government.........................................        --        741       --             741
                                                              --------- ---------- --------      ----------
   Total fixed maturity securities...........................    10,226     37,361    3,110          50,697
                                                              --------- ---------- --------      ----------
Equity securities:
  Common stock...............................................       105         99       29             233
  Non-redeemable preferred stock.............................        --        155       71             226
                                                              --------- ---------- --------      ----------
   Total equity securities...................................       105        254      100             459
                                                              --------- ---------- --------      ----------
Short-term investments (1)...................................       253        812       71           1,136
Mortgage loans held by CSEs -- FVO...........................        --        280       --             280
Other invested assets:
  FVO securities.............................................        --         --       --              --
  Derivative assets: (2)
   Interest rate.............................................         1      2,363       45           2,409
   Foreign currency exchange rate............................        --        118       --             118
   Credit....................................................        --         28        1              29
   Equity market.............................................        34        770      216           1,020
                                                              --------- ---------- --------      ----------
     Total derivative assets.................................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
      Total other invested assets............................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
Net embedded derivatives within asset host contracts (3).....        --         --      270             270
Separate account assets (4)..................................       249    108,454      158         108,861
                                                              --------- ---------- --------      ----------
      Total assets........................................... $  10,868 $  150,440 $  3,971      $  165,279
                                                              ========= ========== ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      688 $     --      $      688
  Foreign currency exchange rate.............................        --         13       --              13
  Credit.....................................................        --          2       --               2
  Equity market..............................................        --        657      458           1,115
                                                              --------- ---------- --------      ----------
   Total derivative liabilities..............................        --      1,360      458           1,818
                                                              --------- ---------- --------      ----------
Net embedded derivatives within liability host contracts (3).        --         --      617             617
Long-term debt of CSEs -- FVO................................        --        139       --             139
                                                              --------- ---------- --------      ----------
      Total liabilities...................................... $      -- $    1,499 $  1,075      $    2,574
                                                              ========= ========== ========      ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                           December 31, 2013
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                          (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   16,568 $  1,270     $    17,838
  U.S. Treasury and agency...................................    4,872      3,979       --           8,851
  RMBS.......................................................       --      4,613      450           5,063
  Foreign corporate..........................................       --      8,500      779           9,279
  State and political subdivision............................       --      2,363       --           2,363
  CMBS.......................................................       --      1,904      129           2,033
  ABS........................................................       --      1,809      426           2,235
  Foreign government.........................................       --      1,162       --           1,162
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    4,872     40,898    3,054          48,824
                                                              -------- ---------- --------     -----------
Equity securities:
  Common stock...............................................       86        110       31             227
  Non-redeemable preferred stock.............................       --        136      100             236
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       86        246      131             463
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    3,036      1,833       --           4,869
Mortgage loans held by CSEs -- FVO...........................       --      1,598       --           1,598
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       10      2,202       23           2,235
    Foreign currency exchange rate...........................        1         80       --              81
    Credit...................................................       --         32        6              38
    Equity market............................................        1      1,223      280           1,504
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       12      3,537      309           3,858
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       12      3,546      309           3,867
                                                              -------- ---------- --------     -----------
Net embedded derivatives within asset host contracts (3).....       --         --      147             147
Separate account assets (4)..................................      259    109,402      153         109,814
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  8,265 $  157,523 $  3,794     $   169,582
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      9 $    1,398 $     12     $     1,419
  Foreign currency exchange rate.............................        1        269       --             270
  Credit.....................................................       --          1       --               1
  Equity market..............................................       43      1,201      589           1,833
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       53      2,869      601           3,523
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    (141)           (141)
Long-term debt of CSEs -- FVO................................       --      1,461       --           1,461
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     53 $    4,330 $    460     $     4,843
                                                              ======== ========== ========     ===========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($48) million and ($30) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company USA's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 16% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                            Level 2                                                         Level 3
                                  Observable Inputs                                              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
------------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and foreign corporate securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market
             approaches.                                                    approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . illiquidity premium
            . benchmark yields                                             . delta spread adjustments to reflect specific
            . spreads off benchmark yields                                   credit-related issues
            . new issuances                                                . credit spreads
            . issuer rating                                                . quoted prices in markets that are not active for
            . duration                                                       identical or similar securities that are less liquid
            . trades of identical or comparable securities                   and based on lower levels of trading activity than
            . Privately-placed securities are valued using the               securities classified in Level 2
              additional key inputs:                                       . independent non-binding broker quotations
             . market yield curve
             . call provisions
             . observable prices and spreads for similar publicly
               traded or privately traded securities that incorporate
               the credit quality and industry sector of the issuer
             . delta spread adjustments to reflect specific credit-
               related issues

------------------------------------------------------------------------------------------------------------------------------------
 Foreign government, U.S. Treasury and agency and state and political subdivision securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.         Valuation Techniques: Principally the market approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields                . quoted prices in markets that are not active for
            . the spread off the U.S. Treasury yield curve for the           identical or similar securities that are less
              identical security                                             liquid land based on ower levels of trading activity
            . issuer ratings and issuer spreads                              cthan securities lassified in Level 2
            . broker-dealer quotes                                         . credit spreads
            . comparable securities that are actively traded
            . reported trades of similar securities, including those that are actively traded, and those within the same sub-
              sector or with a similar maturity or credit rating
------------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised of RMBS, CMBS and ABS
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market and income
             approaches.                                                    approaches.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . credit spreads
            . spreads for actively traded securities                       . quoted prices in markets that are not active for
            . spreads off benchmark yields                                   identical or similar securities that are less liquid
            . expected prepayment speeds and volumes                         and based on lower levels of trading activity than
            . current and forecasted loss severity                           securities classified in Level 2
            . ratings                                                      . independent non-binding broker quotations
            . weighted average coupon and weighted average maturity
            . average delinquency rates
            . geographic region
            . debt-service coverage ratios
            . issuance-specific information, including, but not
              limited to:
             . collateral type
             . payment terms of the underlying assets
             . payment priority within the tranche
             . structure of the security
             . deal performance
             . vintage of loans

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Instrument                           Level 2                                                        Level 3
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
 Common and non-redeemable preferred stock
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market                Valuation Techniques: Principally the market and income
             approach.                                                   approaches.
            Key Input:                                                  Key Inputs:
            . quoted prices in markets that are not considered active   . credit ratings
                                                                        . issuance structures
                                                                        . quoted prices in markets that are not active for
                                                                          identical or similar securities that are less liquid and
                                                                          based on lower levels of trading activity than
                                                                          securities classified in Level 2
                                                                        . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
FVO securities and Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
            . FVO securities and short-term investments are of a        . Short-term investments are of a similar nature and class
              similar nature and class to the fixed maturity and          to the fixed maturity and equity securities described
              equity securities described above; accordingly, the         above; accordingly, the valuation techniques and
              valuation techniques and observable inputs used in          unobservable inputs used in their valuation are also
              their valuation are also similar to those described         similar to those described above.
              above.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.      N/A
            Key Input:
            . quoted securitization market price of the obligations of the CSEs determined principally by independent
              pricing services using observable inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
            Key Input:
            . quoted prices or reported NAV provided by the fund
              managers                                                  N/A
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
            N/A                                                         Valuation Techniques: Valued giving consideration to the
                                                                         underlying holdings of the partnerships and by applying a
                                                                         premium or discount, if appropriate.
                                                                        Key Inputs:
                                                                        . liquidity
                                                                        . bid/ask spreads
                                                                        . the performance record of the fund manager
                                                                        . other relevant variables that may impact the exit value
                                                                          of the particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs:

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                                  Foreign Currency
             Instrument                    Interest Rate           Exchange Rate               Credit
---------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve      . swap yield curve      . swap yield curve
 by instrument type                    . basis curves          . basis curves          . credit curves
                                       . interest rate         . currency spot rates   . recovery rates
                                          volatility (1)       . cross currency basis
                                                                  curves
---------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)  N/A                     . swap yield curve (2)
                                       . basis curves (2)                              . credit curves (2)
                                                                                       . credit spreads
                                                                                       . repurchase rates
                                                                                       . independent non-
                                                                                          binding broker
                                                                                          quotations

             Instrument                       Equity market
-------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility
-------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance and within certain annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

   For assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2014
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) -     240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  -     750     418
                                Consensus pricing             Offered quotes (5)           78  -     103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)            1  -     117      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  -     108     101
                                Consensus pricing             Offered quotes (5)           62  -     106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  -     297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  -      99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  -     27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  -     70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.39%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                            December 31, 2013
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (10) -     240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            14  -     122      99
                                Consensus pricing             Offered quotes (5)           33  -     103      87
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)           78  -     100      95
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            --  -     104     101
                                Consensus pricing             Offered quotes (5)           58  -     106      98
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              248  -     450
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           98  -     100
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             13%  -     28%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            60%  -     60%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.32%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance           Decrease (18)
                                                                 risk spread
                               -----------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  1,270    $    450 $    779    $    --   $    129 $    426  $     --
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           6        1         --         --       --        --
   Net investment gains (losses).........      (2)           3      (3)         --         --        1        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................       87          13     (13)         --         --      (1)        --
Purchases (3)............................      125         351       53         --         45      105        --
Sales (3)................................    (143)        (89)     (51)         --       (26)    (162)        --
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      158           1        5         --         17        7        --
Transfers out of Level 3 (4).............    (147)        (19)     (61)         --       (17)    (195)        --
                                          --------    -------- --------    -------   -------- --------  --------
Balance at December 31,.................. $  1,355    $    716 $    710    $    --   $    148 $    181  $     --
                                          ========    ======== ========    =======   ======== ========  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      6    $      6 $     --    $    --   $     -- $     --  $     --
  Net investment gains (losses).......... $    (1)    $     -- $    (2)    $    --   $     -- $     --  $     --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     --  $     --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     --  $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                          Equity Securities                 Net Derivatives (6)
                                          ------------------             --------------------------
                                                     Non-
                                                  redeemable                                              Net        Separate
                                          Common  Preferred  Short-term  Interest          Equity      Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit   Market   Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ ---------- --------------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $    31  $   100     $    --   $    11  $    6 $    (309)   $      288     $    153
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................      --       --          --        --      --         --           --           --
   Net investment gains (losses).........     (3)        1          --        --      --         --           --          (1)
   Net derivative gains (losses).........      --       --          --        15     (5)       (18)      (1,044)           --
   Policyholder benefits and claims......      --       --          --        --      --          4           87           --
  OCI....................................       6        1          --        55      --          2          107           --
Purchases (3)............................      --       --          71        --      --          4           --           12
Sales (3)................................     (5)     (19)          --        --      --         --           --          (9)
Issuances (3)............................      --       --          --        --      --         --           --           --
Settlements (3)..........................      --       --          --      (36)      --         75          215           --
Transfers into Level 3 (4)...............      --        6          --        --      --         --           --            3
Transfers out of Level 3 (4).............      --     (18)          --        --      --         --           --           --
                                          -------  -------     -------   -------  ------ ----------   ----------     --------
Balance at December 31,.................. $    29  $    71     $    71   $    45  $    1 $    (242)   $    (347)     $    158
                                          =======  =======     =======   =======  ====== ==========   ==========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $    --     $    --   $    --  $   -- $       --   $       --     $     --
  Net investment gains (losses).......... $    --  $   (1)     $    --   $    --  $   -- $       --   $       --     $     --
  Net derivative gains (losses).......... $    --  $    --     $    --   $    --  $  (1) $     (10)   $  (1,069)     $     --
  Policyholder benefits and claims....... $    --  $    --     $    --   $    --  $   -- $        4   $       87     $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $  1,504    $    292 $    914    $    25   $    181 $    347 $       2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           1        1         --         --        1        --
   Net investment gains (losses).........       --          --      (7)         --         --        2        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................     (40)          13      (3)         --          1      (5)        --
Purchases (3)............................      154         183       63         --         55      191        --
Sales (3)................................    (262)        (50)    (140)        (2)       (71)     (53)       (2)
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      222          15       28         --         --       --        --
Transfers out of Level 3 (4).............    (315)         (4)     (77)       (23)       (37)     (57)        --
                                          --------    -------- --------    -------   -------- -------- ---------
Balance at December 31,.................. $  1,270    $    450 $    779    $    --   $    129 $    426 $      --
                                          ========    ======== ========    =======   ======== ======== =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7    $      1 $     --    $    --   $     -- $     -- $      --
  Net investment gains (losses).......... $      1    $     -- $    (3)    $    --   $     -- $     -- $      --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     -- $      --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     -- $      --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities                Net Derivatives (6)
                                          ------------------             ------------------------
                                                     Non-
                                                  redeemable                                            Net        Separate
                                          Common  Preferred  Short-term  Interest         Equity     Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ -------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $    26  $    110   $     18   $   119  $   10 $    134   $   (5,309)    $    141
Total realized/unrealized gains (losses)
 included in:............................
  Net income (loss): (1), (2)
   Net investment income.................      --        --         --        --      --       --            --          --
   Net investment gains (losses).........       8        --         --        --      --       --            --           6
   Net derivative gains (losses).........      --        --         --      (16)     (4)    (465)         6,448          --
   Policyholder benefits and claims......      --        --         --        --      --       19         (139)          --
  OCI....................................       7        14         --      (58)      --       --           292          --
Purchases (3)............................       2         3         --        --      --        7            --           9
Sales (3)................................    (12)      (27)       (18)        --      --       --            --         (6)
Issuances (3)............................      --        --         --        --      --       --            --          --
Settlements (3)..........................      --        --         --      (19)      --      (4)       (1,004)          --
Transfers into Level 3 (4)...............      --        --         --        --      --       --            --           3
Transfers out of Level 3 (4).............      --        --         --      (15)      --       --            --          --
                                          -------  --------   --------   -------  ------ --------   -----------    --------
Balance at December 31,.................. $    31  $    100   $     --   $    11  $    6 $  (309)   $       288    $    153
                                          =======  ========   ========   =======  ====== ========   ===========    ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $     --   $     --   $    --  $   -- $     --   $        --    $     --
  Net investment gains (losses).......... $   (2)  $    (3)   $     --   $    --  $   -- $     --   $        --    $     --
  Net derivative gains (losses).......... $    --  $     --   $     --   $   (8)  $  (4) $  (450)   $     6,409    $     --
  Policyholder benefits and claims....... $    --  $     --   $     --   $    --  $   -- $     19   $     (139)    $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ----------------------------------------------------------------------
                                                                         State and
                                            U.S.               Foreign   Political                     Foreign
                                          Corporate    RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------  -------- --------- ----------- -------- -------- -----------
                                                                      (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $  1,464   $    250 $    588   $      23  $    189 $    226 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7         --       --          --        --       --          --
   Net investment gains (losses).........       --        (4)     (24)          --       (2)       --          --
   Net derivative gains (losses).........       --         --       --          --        --       --          --
   Policyholder benefits and claims......       --         --       --          --        --       --          --
  OCI....................................       67         42       46           3         6        8          --
Purchases (3)............................      263         61      305          --        37      153          --
Sales (3)................................    (185)       (63)     (55)         (1)      (71)     (22)          --
Issuances (3)............................       --         --       --          --        --       --          --
Settlements (3)..........................       --         --       --          --        --       --          --
Transfers into Level 3 (4)...............       87          6       68          --        39       --          --
Transfers out of Level 3 (4).............    (199)         --     (14)          --      (17)     (18)          --
                                          --------   -------- --------   ---------  -------- -------- -----------
Balance at December 31,.................. $  1,504   $    292 $    914   $      25  $    181 $    347 $         2
                                          ========   ======== ========   =========  ======== ======== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7   $     -- $      1   $      --  $     -- $     -- $        --
  Net investment gains (losses).......... $     --   $    (2) $   (16)   $      --  $     -- $     -- $        --
  Net derivative gains (losses).......... $     --   $     -- $     --   $      --  $     -- $     -- $        --
  Policyholder benefits and claims....... $     --   $     -- $     --   $      --  $     -- $     -- $        --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                            Equity Securities                 Net Derivatives (6)
                                          --------------------              ----------------------
                                                        Non-
                                                     redeemable                                                       Separate
                                            Common   Preferred  Short-term  Interest        Equity   Net Embedded     Account
                                            Stock      Stock    Investments   Rate   Credit Market  Derivatives (7)  Assets (8)
                                          ---------  ---------- ----------- -------- ------ ------  ---------------  ----------
                                                                              (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $      41   $    90    $      50   $  174  $  (1) $  887       $   (5,443)  $    130
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
  Net investment income..................        --        --           --       --     --      --               --         --
   Net investment gains (losses).........        (2)       --           --       --     --      --               --         16
   Net derivative gains (losses).........        --        --           --        1     10    (599)             511         --
   Policyholder benefits and claims......        --        --           --       --     --      29               71         --
  OCI....................................        10        22           --        1     --      (3)             262         --
Purchases (3)............................        --        --           18       --     --      19               --          1
Sales (3)................................        (3)       (2)         (50)      --     --      --               --         (5)
Issuances (3)............................        --        --           --      (10)    --     (43)              --         --
Settlements (3)..........................        --        --           --      (47)    --    (156)            (710)        --
Transfers into Level 3 (4)...............        --        --           --       --     --      --               --          1
Transfers out of Level 3 (4).............       (20)       --           --       --      1      --               --         (2)
                                          ---------   -------    ---------   ------  -----  ------       ----------   --------
Balance at December 31,.................. $      26   $   110    $      18   $  119  $  10  $  134       $   (5,309)  $    141
                                          =========   =======    =========   ======  =====  ======       ==========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      --   $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net investment gains (losses).......... $      (4)  $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net derivative gains (losses).......... $      --   $    --    $      --   $    3  $  11  $ (586)      $      475   $     --
  Policyholder benefits and claims....... $      --   $    --    $      --   $   --  $  --  $   29       $       74   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           ----------------
                                                                             2014     2013
                                                                           ------- --------
                                                                            (In millions)
Assets (1)
Unpaid principal balance.................................................. $   223 $  1,528
Difference between estimated fair value and unpaid principal balance......      57       70
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   280 $  1,598
                                                                           ======= ========
Liabilities (1)
Contractual principal balance............................................. $   133 $  1,436
Difference between estimated fair value and contractual principal balance.       6       25
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   139 $  1,461
                                                                           ======= ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ------------------------
                                            2014       2013       2012       2014    2013     2012
                                            ----       ----       ----       -----   -----   ------
                                            Carrying Value After Measurement   Gains (Losses)
                                            -------------------------------- ------------------------
                                                      (In millions)
   Mortgage loans (1)......................  $ 3        $19        $65       $  --   $ (3)   $    4
   Other limited partnership interests (2).  $38        $ 5        $ 6       $ (6)   $ (6)   $  (3)
   Goodwill (3)............................  $--        $--        $--       $(33)   $(66)   $(394)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013 and 2012, respectively. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

 The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

 The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2014
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $ 6,020    $ 6,020
Policy loans................................      $   1,194     $--  $  834 $   454    $ 1,288
Real estate joint ventures..................      $      37     $--  $   -- $    83    $    83
Other limited partnership interests.........      $      63     $--  $   -- $    81    $    81
Other invested assets.......................      $       1     $--  $    1 $    --    $     1
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $ 7,156    $ 7,207
Other assets................................      $      --     $--  $   -- $    --    $    --
Liabilities
PABs........................................      $  20,554     $--  $   -- $22,079    $22,079
Long-term debt..............................      $     789     $--  $1,120 $    --    $ 1,120
Other liabilities...........................      $     245     $--  $   76 $   169    $   245
Separate account liabilities................      $   1,432     $--  $1,432 $    --    $ 1,432

                                                             December 31, 2013
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   6,406     $--  $   -- $ 6,730    $ 6,730
Policy loans................................      $   1,246     $--  $  875 $   446    $ 1,321
Real estate joint ventures..................      $      55     $--  $   -- $    98    $    98
Other limited partnership interests.........      $      79     $--  $   -- $    90    $    90
Other invested assets.......................      $     476     $--  $  532 $    --    $   532
Premiums, reinsurance and other receivables.      $   6,096     $--  $  251 $ 6,159    $ 6,410
Other assets................................      $       5     $--  $    5 $    --    $     5
Liabilities
PABs........................................      $  23,170     $--  $   -- $24,490    $24,490
Long-term debt..............................      $     865     $--  $1,088 $    --    $ 1,088
Other liabilities...........................      $     260     $--  $   98 $   162    $   260
Separate account liabilities................      $   1,448     $--  $1,448 $    --    $ 1,448

 The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates and funds withheld. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore no further testing was needed for this reporting

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

unit. For the Retail Annuities reporting unit, for which goodwill was held at MLIIC prior to the Mergers, the Company utilized a market multiple valuation approach and determined that goodwill was not impaired.

  As a result of the Mergers (see Note 3) and the segment reporting changes discussed below, goodwill was re-tested for impairment during the fourth quarter of 2014. For the Corporate Benefit Funding reporting unit an updated qualitative assessment was performed and the Company determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore, no further testing was needed for this reporting unit. For the Retail Annuities reporting unit, the Company performed a two-step quantitative impairment test comprised of a market multiple valuation and a discounted cash flow valuation and both approaches resulted in a fair value that was less than the carrying value, indicating a potential impairment. As a result, Step 2 of the goodwill impairment process was performed, which compares the implied fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the recorded goodwill associated with this reporting unit was not recoverable. Therefore, the Company recorded a non-cash charge of $33 million with no income tax impact for the impairment of the entire goodwill balance that is reported in goodwill impairment in the consolidated statements of operations for the year ended December 31, 2014.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings. The changes will be applied retrospectively beginning with the first quarter of 2015 and will not impact total consolidated operating earnings or net income. These changes include revising the Company's capital allocation methodology. As a result, re-testing of goodwill for the Corporate Benefit Funding and Retail Annuities reporting units, discussed above, was performed using the estimated revised carrying amounts of the reporting units.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......       --        --          --       --
                                   -------- --------- ----------- --------
      Total goodwill, net......... $    274    $  307    $    405 $    986

     Impairments (2)..............    (218)        --       (176)    (394)

     Balance at December 31, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (218)        --       (176)    (394)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     56    $  307    $    229 $    592
     Impairments (3)..............     (23)        --        (43)     (66)
     Balance at December 31, 2013
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (241)        --       (219)    (460)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     33    $  307    $    186 $    526
     Dispositions (4).............       --     (112)          --    (112)
     Impairments..................     (33)        --          --     (33)
     Balance at December 31, 2014
     Goodwill..................... $    274    $  195    $    405 $    874
     Accumulated impairment.......    (274)        --       (219)    (493)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     --    $  195    $    186 $    381
                                   ======== ========= =========== ========

--------

(1)For purposes of goodwill impairment testing in 2014, the $186 million of net goodwill in Corporate & Other at December 31, 2013 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

(2)In connection with its annual goodwill impairment testing, the Company determined that recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment in the consolidated statements of operations for the year ended December 31, 2012.

(3)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013.

(4)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2014     2013
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated (1)....   8.60%      2038 $    750 $    750
    Long-term debt -- affiliated (2)...   6.80%      2014       --       75
    Long-term debt -- unaffiliated (3).   7.03%      2030       39       40
                                                          -------- --------
     Total long-term debt (4)..........                   $    789 $    865
                                                          ======== ========

--------

(1)Payments of interest and principal on affiliated surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

(2)In December 2014, MetLife USA repaid at maturity its $75 million 6.80% affiliated notes.

(3)Principal and interest is paid quarterly.

(4)Excludes $139 million and $1.5 billion of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2014 are $1 million in each of 2015, 2016, and 2017, $2 million in each of 2018 and 2019 and $782 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $73 million for each of the years ended December 31, 2014 and 2013, and interest expense was $154 million for the year ended December 31, 2012.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with letters of credit were $13 million, $27 million and $33 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were included in other expenses. At December 31, 2014, the Company had $2 million in letters of credit outstanding. Remaining availability was $3.3 billion at December 31, 2014.

13. Equity

  See Note 3 for a discussion on the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  In December and June 2012, Exeter received capital contributions of $550 million and $250 million, respectively, in cash from MetLife, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife USA was in excess of 350% for all periods presented.

  MetLife USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife USA. For December 31, 2013, MetLife USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the Mergers. These blocks of business were recaptured by the counterparties prior to the Mergers and are, therefore, not included in MetLife USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife USA not

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income. Additionally, the Delaware Department of Insurance granted approval for MetLife USA to present the statutory conversion of Exeter's capital and surplus accounts, which have been historically reported under U.S. GAAP, as an adjustment to MetLife USA's gross paid-in and contributed surplus in a manner similar to a quasi-reorganization for all periods presented. This permitted practice had the effect of decreasing gross paid-in and contributed surplus and increasing unassigned funds for MetLife USA by $4.4 billion for the year ended December 31, 2013 with no net effect on overall capital and surplus.

  The tables below present amounts from MetLife USA, which are derived from the most recent statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                Years Ended December 31,
                                                ------------------------
             Company          State of Domicile  2014     2013    2012
             ---------------- ----------------- ------   ------   ----
                                                  (In millions)
             MetLife USA (1).     Delaware      $1,543   $3,358   $848

--------

(1)Statutory net income (loss) for the year ended December 31, 2012 is as filed with the Connecticut Insurance Department by MetLife Insurance Company of Connecticut and does not reflect the results of the Mergers.

  Statutory capital and surplus was as follows at:

                                        December 31,
                                    ---------------------
                       Company         2014       2013
                       ------------ ---------- ----------
                                        (In millions)
                       MetLife USA. $    6,042 $    3,566

  As of December 31, 2013, the Company's sole foreign insurance subsidiary, MAL, was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million in the most recent capital adequacy calculation for the jurisdiction as of December 31, 2013. MAL exceeded the minimum capital and solvency requirements for all other periods presented. See
Note 4 for information on the disposal of MAL.

Dividend Restrictions

  Under Delaware State Insurance Law, MetLife USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife USA will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2014, MetLife USA did not pay a dividend.

  The following dividends were paid prior to the Mergers:

 . During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to MetLife, Inc. of $1.0 billion.

 . During the year ended December 31, 2013, MLIIC paid a dividend to MetLife, Inc. of $129 million.

 . During the years ended December 31, 2014 and 2013, Exeter paid dividends to MetLife, Inc. of $155 million and $132 million, respectively.

  Based on amounts at December 31, 2014, MetLife USA could pay a dividend to MetLife, Inc. in 2015 of $3.0 billion without prior approval of the Delaware Commissioner.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                         Unrealized
                                                      Investment Gains      Unrealized     Foreign Currency
                                                      (Losses), Net of   Gains (Losses) on   Translation
                                                     Related Offsets (1)    Derivatives      Adjustments      Total
                                                     ------------------- ----------------- ---------------- ----------
                                                                                   (In millions)
Balance at January 1, 2012..........................          $    1,815         $     156       $    (116) $    1,855
OCI before reclassifications........................               1,035                 6              101      1,142
Deferred income tax benefit (expense)...............               (380)               (1)                2      (379)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,470               161             (13)      2,618
Amounts reclassified from AOCI......................                (94)               (3)               --       (97)
Deferred income tax benefit (expense)...............                  34                 1               --         35
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (60)               (2)               --       (62)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2012........................               2,410               159             (13)      2,556
OCI before reclassifications........................             (2,163)             (195)               54    (2,304)
Deferred income tax benefit (expense)...............                 714                68              (2)        780
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...                 961                32               39      1,032
Amounts reclassified from AOCI......................                (69)              (11)               --       (80)
Deferred income tax benefit (expense)...............                  24                 4               --         28
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (45)               (7)               --       (52)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2013........................                 916                25               39        980
OCI before reclassifications........................               2,301               242             (56)      2,487
Deferred income tax benefit (expense)...............               (707)              (85)                4      (788)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,510               182             (13)      2,679
Amounts reclassified from AOCI......................                (28)                 2               --       (26)
Deferred income tax benefit (expense)...............                   8               (1)               --          7
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (20)                 1               --       (19)
                                                     ------------------- ----------------- ---------------- ----------
Sale of subsidiary (2)..............................               (320)                --                6      (314)
Deferred income tax benefit (expense)...............                  80                --               --         80
                                                     ------------------- ----------------- ---------------- ----------
  Sale of subsidiary, net of income tax.............               (240)                --                6      (234)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2014........................          $    2,250         $     183       $      (7) $    2,426
                                                     =================== ================= ================ ==========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
-------------------------------------------   -----------------------------  ----------------------------------------
                                                Years Ended December 31,
                                              -----------------------------
                                                2014       2013      2012
                                              ---------  --------- ---------
                                                      (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $      13  $      50 $      99      Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................        11         17         7      Net investment income
  Net unrealized investment gains
   (losses)..................................         4          2      (12)      Net derivative gains (losses)
                                              ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax.............        28         69        94
    Income tax (expense) benefit.............       (8)       (24)      (34)
                                              ---------  --------- ---------
     Net unrealized investment gains
      (losses), net of income tax............ $      20  $      45 $      60
                                              =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps........................ $       1  $      -- $      --      Net derivative gains (losses)
  Interest rate swaps........................         1          1        --      Net investment income
  Interest rate forwards.....................         1          9         1      Net derivative gains (losses)
  Interest rate forwards.....................         1          1         1      Net investment income
  Foreign currency swaps.....................       (6)         --         1      Net derivative gains (losses)
                                              ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.......................       (2)         11         3
    Income tax (expense) benefit.............         1        (4)       (1)
                                              ---------  --------- ---------
     Gains (losses) on cash flow
      hedges, net of income tax.............. $     (1)  $       7 $       2
                                              =========  ========= =========
       Total reclassifications, net of
        income tax........................... $      19  $      52 $      62
                                              =========  ========= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14.  Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $    320 $    358 $    410
Commissions................................................      492      700    1,007
Volume-related costs.......................................      170      165      196
Affiliated interest costs on ceded and assumed reinsurance.      325      212      271
Capitalization of DAC......................................    (279)    (512)    (908)
Amortization of DAC and VOBA...............................      990      205      734
Interest expense on debt...................................      109      195      317
Premium taxes, licenses and fees...........................       53       59       64
Professional services......................................       58       42       26
Rent and related expenses..................................       41       31       38
Other......................................................      475      482      481
                                                            -------- -------- --------
 Total other expenses...................................... $  2,754 $  1,937 $  2,636
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


15. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2014     2013      2012
                                                   -------- --------- ---------
                                                          (In millions)
Current:
 Federal.......................................... $  (364) $   (271) $   (590)
 Foreign..........................................        6         8      (10)
                                                   -------- --------- ---------
   Subtotal.......................................    (358)     (263)     (600)
                                                   -------- --------- ---------
Deferred:
 Federal..........................................      355       682     (232)
 Foreign..........................................      (2)        18        19
                                                   -------- --------- ---------
   Subtotal.......................................      353       700     (213)
                                                   -------- --------- ---------
     Provision for income tax expense (benefit)... $    (5) $     437 $   (813)
                                                   ======== ========= =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Income (loss) from continuing operations:
   Domestic............................................... $  (174)           $  1,724          $    (531)
   Foreign................................................      464              (146)             (1,341)
                                                           --------           --------          ----------
     Total................................................ $    290           $  1,578          $  (1,872)
                                                           ========           ========          ==========
    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:
                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Tax provision at U.S. statutory rate.................... $    102           $    551          $    (654)
  Tax effect of:
   Dividend received deduction............................    (114)               (93)                (81)
   Tax-exempt income......................................       --                 --                 (1)
   Prior year tax.........................................     (20)                (6)                   6
   Tax credits............................................     (14)               (11)                 (9)
   Foreign tax rate differential..........................       --                (2)                  13
   Change in valuation allowance..........................       --                 --                  22
   Goodwill impairment....................................       12                 13               (109)
   Sale of subsidiary.....................................       24               (24)                  --
   Other, net.............................................        5                  9                  --
                                                           --------           --------          ----------
     Provision for income tax expense (benefit)........... $    (5)           $    437          $    (813)
                                                           ========           ========          ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                         2014              2013
                                                  ------------------ ----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $            1,836 $          1,872
 Net operating loss carryforwards................                 --               89
 Investments, including derivatives..............                 --              179
 Tax credit carryforwards........................                149              130
 Other...........................................                 40                9
                                                  ------------------ ----------------
   Total deferred income tax assets..............              2,025            2,279
                                                  ------------------ ----------------
Deferred income tax liabilities:
 Investments, including derivatives..............                372               --
 Intangibles.....................................                519              531
 Net unrealized investment gains.................              1,296              591
 DAC.............................................              1,176            1,310
 Other...........................................                 --               98
                                                  ------------------ ----------------
   Total deferred income tax liabilities.........              3,363            2,530
                                                  ------------------ ----------------
     Net deferred income tax asset (liability)... $          (1,338) $          (251)
                                                  ================== ================

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                  General Business Credits Foreign Tax Credits   Other
                  ------------------------ ------------------- ----------
                                       (In millions)
      Expiration
      2015-2019..                       --                  --         --
      2020-2024..                       --                  32         --
      2025-2029..                       --                  --         --
      2030-2034..                        6                  --         --
      Indefinite.                       --                  --        101
                  ------------------------ ------------------- ----------
                                  $      6           $      32 $      101
                  ======================== =================== ==========

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife, Inc.'s life/non-life consolidated federal tax return for the five years subsequent to MetLife, Inc.'s July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife Inc. tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   The Company participates in a tax sharing agreement with MetLife Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($537) million, ($400) million and ($406) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ------------------------
                                                                           2014    2013     2012
                                                                          ------- ------- --------
                                                                               (In millions)
Balance at January 1,.................................................... $    26 $   (1) $     29
Additions for tax positions of prior years...............................      15      28       46
Reductions for tax positions of prior years..............................     (5)     (1)     (76)
Additions for tax positions of current year..............................       2       1        9
Reductions for tax positions of current year.............................      --     (1)      (9)
                                                                          ------- ------- --------
Balance at December 31,.................................................. $    38 $    26 $    (1)
                                                                          ======= ======= ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    28 $    26 $    (1)
                                                                          ======= ======= ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


  Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014     2013    2012
                                                                  -------  ------ --------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    --  $    2 $    (9)

                                                                            December 31,
                                                                           ---------------
                                                                            2014    2013
                                                                           ------ --------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    2 $      2

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $135 million and $106 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $21 million related to a true-up of the 2013 tax return. The 2013 benefit included a benefit of $13 million related to a true-up of the 2012 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

 will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    13 $    11
  Premium tax offsets currently available for paid assessments.      13      10
  Receivable for reimbursement of paid assessments (1).........      --       5
                                                                ------- -------
                                                                $    26 $    26
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    18 $    20
                                                                ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $36 million and $153 million at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $918 million and $1.0 billion at December 31, 2014 and 2013, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2014 and 2013, the Company had agreed to fund up to $32 million and $61 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $57 million and $74 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million at both December 31, 2014 and 2013. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2014 and 2013. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.8 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $266 million, $247 million and $213 million for the years ended
December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $202 million, $211 million and $190 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of $26 million and ($206) million at December 31, 2014 and 2013, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                     Amount at Which Shown on
                                     Cost or Amortized Cost (1) Estimated Fair Value      Balance Sheet
Types of Investments                 -------------------------- -------------------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency
     securities.....................            $        14,147     $    15,826                 $      15,826
   Public utilities.................                      3,100           3,490                         3,490
   State and political subdivision
     securities.....................                      2,180           2,592                         2,592
   Foreign government securities....                        607             741                           741
   All other corporate bonds........                     16,967          18,267                        18,267
                                     -------------------------- -------------------- ------------------------
     Total bonds....................                     37,001          40,916                        40,916
 Mortgage-backed and asset-backed
   securities.......................                      9,041           9,322                         9,322
 Redeemable preferred stock.........                        381             459                           459
                                     -------------------------- -------------------- ------------------------
       Total fixed maturity
         securities.................                     46,423          50,697                        50,697
                                     -------------------------- -------------------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all
   other............................                        176             233                           233
 Non-redeemable preferred stock.....                        224             226                           226
                                     -------------------------- -------------------- ------------------------
     Total equity securities........                        400             459                           459
                                     -------------------------- -------------------- ------------------------
Mortgage loans......................                      5,839                                         5,839
Policy loans........................                      1,194                                         1,194
Real estate and real estate joint
  ventures..........................                        894                                           894
Other limited partnership interests.                      2,234                                         2,234
Short-term investments..............                      1,232                                         1,232
Other invested assets...............                      4,531                                         4,531
                                     --------------------------                      ------------------------
        Total investments...........            $        62,747                                 $      67,080
                                     ==========================                      ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9        $203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14        $204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9        $286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13        $288
                           ======== ================== ================ ================= ===========
2012
Retail.................... $  4,796          $  11,909        $  32,640             $   9        $277
Corporate Benefit Funding.        8             15,078            9,093                --           2
Corporate & Other.........       --              7,235            2,647                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,804          $  34,222        $  44,380             $  13        $279
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2014
Retail............          $    4,094       $  1,947           $      3,168       $     966       $   1,506
Corporate Benefit
  Funding.........                   9            908                    603               2              39
Corporate & Other.                 242           (186)                    55              22             219
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,906           $      3,444       $     199       $   1,457
Corporate Benefit
  Funding.........                 219          1,139                    858               5              34
Corporate & Other.                 215            (46)                    13               1             241
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============
2012
Retail............          $    3,361       $  1,725           $      3,120       $     721       $   1,507
Corporate Benefit
  Funding.........                 658          1,146                  1,322              10              36
Corporate & Other.               1,210            189                  1,160               3             359
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    5,229       $  3,060           $      5,602       $     734       $   1,902
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                               % Amount
                               Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                               ------------ ---------- --------- ---------- --------------
2014
Life insurance in-force.......   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,995 $      943 $      94  $   1,146           8.2%
Accident and health insurance.          231        225        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,226 $    1,168 $      94  $   1,152           8.2%
                               ============ ========== ========= ==========
2013
Life insurance in-force.......   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,356 $      746 $      73  $     683          10.6%
Accident and health insurance.          234        228        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    1,590 $      974 $      73  $     689          10.6%
                               ============ ========== ========= ==========
2012
Life insurance in-force.......   $  429,738 $  389,156 $  11,387  $  51,969          21.9%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,827 $      581 $     962  $   2,208          43.5%
Accident and health insurance.          248        241        --          7             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,075 $      822 $     962  $   2,215          43.5%
                               ============ ========== ========= ==========

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.3 billion and $10.6 billion, respectively, and life insurance premiums of $477 million and $912 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2014.

3.   Statements of Operations for the year ended December 31, 2014.

4.   Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013.

5.   Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2014 and 2013.

3.   Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.

4.   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.

5.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and
     2012.

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.

7.   Notes to the Consolidated Financial Statements.

8.   Financial Statement Schedules.



b.           Exhibits
             --------

1.   (i)     Resolutions of the Board of Directors of COVA Financial Services Life Insurance authorizing the establishment of the Variable Account (1)

     (ii)    Revised and Restated Resolutions of the Board of Directors of MetLife Investors Insurance
             Company (adopted June 11, 2004) (7)

     (iii)   Resolutions of the Board of Directors of MetLife Investors Insurance Company (including
             Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13, 2014) (32)

     (iv)    Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing acceptance of the Separate Account (adopted September 17, 2014) (32)

2.           Not Applicable.

3.   (i)     Distribution and Principal Underwriting Agreement between MetLife Insurance Company of
             Connecticut and MetLife Investors Distribution Company effective November 24, 2009 (28)

     (ii)    Amendment to the Distribution and Principal Underwriting Agreement between MetLife Insurance
             Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (32)

     (iii)   Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (24)

4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity Contract (5)

     (ii)    Enhanced Dollar Cost Averaging Rider (5)

     (iii)   Three Month Market Entry Rider (5)

     (iv)    Death Benefit Rider - (Principal Protection) (5)

     (v)     Death Benefit Rider - (Compounded-Plus) (5)

     (vi)    Death Benefit Rider - (Annual Step-Up) (5)


     (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit) (Guaranteed Minimum Income
                Benefit (GMIB)) 7018 (11/00) (5)

     (viii)     Additional Death Benefit Rider - (Earnings Preservation Benefit) (5)

     (ix)       Individual Retirement Annuity Endorsement (5)

     (x)        Roth Individual Retirement Annuity Endorsement (5)

     (xi)       401 Plan Endorsement (5)

     (xii)      Tax Sheltered Annuity Endorsement (5)

     (xiii)     Unisex Annuity Rates Rider (5)

     (xiv)      Form of Endorsement (Name Change-effective February 5, 2001. MetLife Investors Insurance
                Company; formerly, Cova Financial Services Life Insurance Company) (2)

     (xv)       Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (Lifetime
                Income Solution (LIS)) (19)

     (xvi)      Individual Retirement Annuity Endorsement 7023.1 (9/02) (7)

     (xvii)     Roth Individual Retirement Annuity Endorsement 7024.1 (9/02) (7)

     (xviii)    401(a)/403(a) Plan Endorsement 7025.1 (9/02) (7)

     (xix)      Tax Sheltered Annuity Endorsement 7026.1 (9/02) (7)

     (xx)       Simple Individual Retirement Annuity Endorsement 7276 (9/02) (7)

     (xxi)      Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05) (Guaranteed Withdrawal Benefit I) (8)

     (xxii)     Form of Contract Schedule Class A 7151-3 (11/05) (10)

     (xxiii)    Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (9)

     (xxiv)     Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-3 (6/06) (Lifetime Withdrawal
                Guarantee I) (11)

     (xxv)      Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-640-1 (4/08) (Lifetime
                Income Solution Plus I, Lifetime Income Solution Plus II, GMIB Max III, GMIB Max IV)
                MLI-560-4 (4/08) (12)

     (xxvi)     Form of Contract Schedule for Guaranteed Minimum Income Benefit (GMIB) Rider MLI-EGMIB
                (4/08) (Lifetime Income Solution Plus II, GMIB Max III, GMIB IV) (21)

     (xxvii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (Lifetime Withdrawal
                Guarantee II) (12)

     (xxviii)   Form of Spousal Continuation Rider MLI-GMIB (2-10)-E (14)

     (xxix)     Qualified Distribution Program Endorsement MLI-RMD (7/10)-E (16)

     (xxx)      Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08) (17)

     (xxxi)     Guaranteed Minimum Death Benefit (GMDB) Rider MLI-640-1 (4/08) (Enhanced Death Benefit II) (12)

     (xxxii)    Form of Contract Schedule for Guaranteed Minimum Death Benefit (GMDB) Rider MLI-EDB
                (4/08) (Enhanced Death Benefit II) (12)

     (xxxiii)   401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (22)

     (xxxiv)    Non-Qualified Annuity Endorsement MLI-NQ (11/04)-I (32)

     (xxxv)     Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E119-14 (32)

5.   (i)        Form of Variable Annuity Application (5)

     (ii)       Form of Variable Annuity Application Class A 7155 (11/00) APPVA-504A (6)

     (iii)      Form of Variable Annuity Application Class A 7155 (4/05) APPVA-505A (8)

     (iv)       Form of Variable Annuity Application Class A 7029 (7/04) APPVABLIS 506 (11)

     (v)        Form of Variable Annuity Application Class A 7155 (10/07) APPA April 2008 (13)

     (vi)       Form of Variable Annuity Application Class A 7155 (10/07) APPA May 2011 (18)


     (vii)              Form of Variable Annuity Application Class A 7155 (6/11) APPA Sep 2011 (20)

     (viii)             Variable Annuity Application Class A 7155 (6/11) APPA Aug 2012 (23)

6.   (i)                Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective
                        November 14, 2014) (32)

     (ii)               Copy of the Bylaws of the Company (32)

7.                      Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (33)

8.   (i)       (a)      Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife
                        Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and
                        Annuity Company (effective 11-01-05) (25)

               (b)      First Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers,
                        LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut
                        (effective 05-01-09) (26)

               (c)      Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife
                        Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of
                        Connecticut, et al. (effective 4-30-10) (26)

               (d)      Amendment to Participation Agreement with Met Investors Series Trust (effective November 17,
                        2014) (32)

     (ii)      (a)      Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                        Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 8-31-07)
                        (27)

               (b)      Amendment to Participation Agreement in effect among Metropolitan Series Fund, Inc., MetLife
                        Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of
                        Connecticut, et al. (effective 4-30-10) (26)

     (iii)     (a)      Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The
                        Travelers InsuranceCompany, The Travelers Life and Annuity Company and Travelers Distribution
                        LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008) (3)

               (b)      Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and
                        Among AIM Variable Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of
                        Connecticut and MetLife Investors Distribution Company (30)

               (c)      Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between
                        AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors,
                        Inc. and MetLife Insurance Company of Connecticut (30)

               (d)      Amendment to the Participation Agreement with AIM Variable Insurance Funds (effective
                        November 17, 2014) (32)

     (iv)      (a)      Fund Participation Agreement Among The Travelers Insurance Company, The Travelers Life and
                        Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and
                        Capital Research and Management Company (effective 10-01-99) (29)

               (b)      Amendment to the Participation Agreement between American Funds Insurance Series, Capital
                        Research and Management Company and MetLife Insurance Company of Connecticut, et al.
                        (effective 04-30-10) (4)

               (c)      Amendment to the Participation Agreement with American Funds Insurance Series (effective
                        November 17, 2014) (32)

     (v)       (a)      Amended and Restated Participation Agreement Among The Travelers Insurance Company, The
                        Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable
                        Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an
                        Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005) (3)

               (b)      Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement
                        dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/
                        Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors
                        Distribution Company (31)


                  (c)      Participation Agreement Addendum effective May 1, 2011 Among Franklin Templeton Variable
                           Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of
                           Connecticut and MetLife Investors Distribution Company (26)

                  (d)      Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton
                           Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance
                           Company of Connecticut and MetLife Investors Distribution Company (15)

                  (e)      Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products
                           Trust (effective November 17, 2014) (32)

          (vi)    (a)      Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail
                           Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company
                           dated June 1, 2001 and amendments (29)

                  (b)      Amendment to the Participation Agreement with Putnam Variable Trust (effective November 17,
                           2014) (32)

9.                         Opinion of Counsel (32)

10.                        Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.                        Not Applicable.

12.                        Agreement Governing Contribution (1)

13.                        Powers of Attorney for Eric T. Steigerwalt, Elizabeth M. Forget, Gene L. Lunman, Anant Bhalla
                           and Peter M. Carlson (filed herewith)

      (1)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4
                           (File Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.

      (2)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                           Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

      (3)                  incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
                           Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) as
                           electronically filed on April 7, 2009.

      (4)                  incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
                           Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) as
                           electronically filed on April 5, 2011.

      (5)                  incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as
                           electronically filed on November 22, 2000.

      (6)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                           Nos. 333-54358 and 811-05200) as electronically filed on April 28, 2004

      (7)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
                           Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.

      (8)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                           Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.

      (9)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4
                           (File Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.

     (10)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                           Nos. 333-54358 and 811-05200) as electronically filed on September 9, 2005.

     (11)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4
                           (File Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.

     (12)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4
                           (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.

     (13)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4
                           (File Nos. 333-54358 and 811-05200) as electronically filed on April 22, 2008.

     (14)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4
                           (File Nos. 333-51950 and 811-05200) as electronically filed on April 13, 2010.

     (15)                 incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
                          Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) as
                          electronically filed on April 3, 2013.

     (16)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4
                          (File Nos. 333-50540 and 811-05200) as electronically filed on June 15, 2010.

     (17)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4
                          (File Nos. 333-51950 and 811-05200) as electronically filed on April 12, 2011.

     (18)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4
                          (File Nos. 333-54358 and 811-05200) as electronically filed on April 12, 2011.

     (19)                 incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                          Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on
                          April 27, 2004.

     (20)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4
                          (File Nos. 333-54358 and 811-05200) as electronically filed on November 28, 2011.

     (21)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4
                          (File Nos. 333-54358 and 811-05200) as electronically filed on Decemberl 27, 2011.

     (22)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4
                          (File Nos. 333-51950 and 811-05200) as electronically filed on April 24, 2012.

     (23)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4
                          (File Nos. 333-54358 and 811-05200) as electronically filed on June 1, 2012.

     (24)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4
                          (File Nos. 333-51950 and 811-05200) as electronically filed on April 23, 2013.

     (25)                 incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective
                          Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) as electronically filed on
                          April 6, 2006.

     (26)                 incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
                          Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as
                          electronically filed on April 4, 2012.

     (27)                 incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities'
                          Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) as
                          electronically filed on October 31, 2007.

     (28)                 incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
                          Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) as
                          electronically filed on April 8, 2009.

     (29)                 incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective
                          Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) as electronically filed on
                          April 9, 2009.

     (30)                 incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
                          Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) as
                          electronically filed on April 5, 2011.

     (31)                 incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
                          Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) as
                          electronically filed on April 5, 2011.

     (32)                 incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-2000252 and 811-05200)
                          as electronically filed on November 17, 2014.

     (33)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                          Nos. 333-200244 and 811-05200) as electronically filed on April 28, 2015.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    --------------------------------------------------------------

Eric T. Steigerwalt                    Director, Chairman of the Board, President and Chief Executive
Gragg Building                         Officer
11225 North Community House Road
Charlotte, NC 28277

Elizabeth M. Forget                    Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gene L. Lunman                         Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Ricardo A. Anzaldua                    Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson                       Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                      Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Robin F. Lenna                         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Anant Bhalla                           Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Marlene B. Debel                       Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

Jason P. Manske                        Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Roberto Baron                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash                        Senior Vice President
277 Park Avenue
46th Floor
New York, NY 10172

Adam M. Hodes                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Jean P. Vernor                         Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Stewart M. Ashkenazy                   Vice President, Senior Actuary and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ----------------------------------------

S. Peter Headley                       Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210

Andrew Kaniuk                          Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                  Vice President and Actuary
One Financial Center
21st Floor
Boston, MA 02111

Lisa S. Kuklinski                      Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

Enid M. Reichert                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Ruth Y. Sayasith                       Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher Siudzinski                 Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036

Wendy Lee Williams                     Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Marian J. Zeldin                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Scott E. Andrews                       Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266

Andrew T. Aoyama                       Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Grant Barrans                          Vice President
600 North King Street
Wilmington, DE 19801

Henry W. Blaylock                      Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Timothy J. Brown                       Vice President
501 Route 22
Bridgewater, NJ 08807

Mark J. Davis                          Vice President
501 Route 22
Bridgewater, NJ 08807

Lynn A. Dumais                         Vice President
18210 Crane Nest Drive
Tampa, FL 33647


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    -------------------------------------

Kevin G. Finneran                      Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Geoffrey A. Fradkin                    Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta                      Vice President
10 Park Avenue
Morristown, NJ 07962

Jeffrey P. Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Regynald Heurtelou                     Vice President
334 Madison Avenue
Morristown, NJ 07960

Gregory E. Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John J. Iwanicki                       Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                       Vice President
One Financial Center
21st Floor
Boston, MA 02111

Derrick L. Kelson                      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328

James W. Koeger                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cynthia A. Mallet Kosakowski           Vice President
One Financial Center
21st Floor
Boston, MA 02111

John P. Kyne, III                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy J. McLinden                    Vice President
277 Park Avenue
46th Floor
New York, NY 10172

James J. Reilly                        Vice President
One Financial Center
21st Floor
Boston, MA 02111

Mark S. Reilly                         Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    -------------------------------------

Thomas J. Schuster                     Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Steven G. Sorrentino                   Vice President
501 Route 22
Bridgewater, NJ 08807

Robert L. Staffier, Jr.                Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Barbara Stroz                          Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Nan D. Tecotzky                        Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Mark H. Wilsmann                       Vice President
10 Park Avenue
Morristown, NJ 07962

Jacob M. Jenkelowitz                   Secretary
1095 Avenue of the Americas
New York, NY 10036



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of January 31, 2015, there were 51,285 owners of qualified contracts and 43,512 owners of non-qualified contracts offered by the Registrant (MetLife Investors Variable Annuity Account One).



ITEM 28. INDEMNIFICATION


    As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).


    As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.


    MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

    MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


          Met Investors Series Trust
          MetLife Investors USA Separate Account A
          MetLife Investors USA Variable Life Account A
          First MetLife Investors Variable Annuity Account One
          MetLife Investors Variable Life Account One
          General American Separate Account Eleven
          General American Separate Account Twenty-Eight
          General American Separate Account Twenty-Nine
          General American Separate Account Two
          Security Equity Separate Account Twenty-Six
          Security Equity Separate Account Twenty-Seven
          MetLife of CT Separate Account QPN for Variable Annuities MetLife of CT Fund UL for Variable Life Insurance
          MetLife of CT Fund UL III for Variable Life Insurance
          MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
          Metropolitan Series Fund
          Metropolitan Tower Life Separate Account One
          Metropolitan Tower Life Separate Account Two
          Metropolitan Life Separate Account UL
          Paragon Separate Account A
          Paragon Separate Account B
          Paragon Separate Account C
          Paragon Separate Account D
          Metropolitan Life Variable Annuity Separate Account II
          New England Life Retirement Investment Account
          New England Variable Annuity Fund I
          New England Variable Annuity Separate Account
          New England Variable Life Separate Account
          Separate Account No. 13S


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.




NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------    ---------------------------------------

Elizabeth M. Forget                    Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------    --------------------------------------------

Paul A. LaPiana                        Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard J. Nigro                        Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                          President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kieran R. Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                        Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                          Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                      Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                       Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647

Tyla L. Reynolds                       Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                       Treasurer
1095 Avenue of the Americas
New York, NY 10036



  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                            (2)               (3)             (4)            (5)
                                            NET UNDERWRITING
                                             DISCOUNTS AND      COMPENSATION     BROKERAGE        OTHER
NAME OF PRINCIPAL UNDERWRITER                 COMMISSIONS      ON REDEMPTION    COMMISSIONS    COMPENSATION
----------------------------------------   -----------------  ---------------  -------------  -------------

 MetLife Investors Distribution Company        $41,143,098             $0              $0             $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036

    (e) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, One Financial Center, Boston, MA 02111


    (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Insurance Company USA ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 28th day of April, 2015.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:   METLIFE INSURANCE COMPANY USA

By:   /s/ Elizabeth M. Forget
      --------------------------------
      Elizabeth M. Forget
      Senior Vice President

By:   METLIFE INSURANCE COMPANY USA
      (Depositor)

By:   /s/ Elizabeth M. Forget
      --------------------------------
       Elizabeth M. Forget
       Senior Vice President

     As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on April 28, 2015.

/s/ Eric T. Steigerwalt*              Director, Chairman of the Board, President
-----------------------------------   and Chief Executive Officer
Eric T. Steigerwalt

/s/ Elizabeth M. Forget*              Director and Senior Vice President
-----------------------------------
Elizabeth M. Forget

/s/ Gene L. Lunman*                   Director and Senior Vice President
-----------------------------------
Gene L. Lunman

/s/ Peter M. Carlson*                 Executive Vice President and Chief
-----------------------------------   Accounting Officer
Peter M. Carlson

/s/ Anant Bhalla*                     Senior Vice President and Chief Financial
-----------------------------------   Officer
Anant Bhalla

*By: /s/ John M. Richards
     ----------------------------------
     John M. Richards, Attorney-In-Fact
     April 28, 2015

* MetLife Insurance Company USA. Executed by John M. Richards, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               Index to Exhibits

10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13.      Powers of Attorney